SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933

Post-Effective Amendment No. 13

and/ or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940

Amendment No. 30

American National Variable Life Separate Account
(Exact Name of Registrant)

American National Insurance Company
(Name of Depositor)

One Moody Plaza, Galveston, Texas 77550
(Address of Depositor's Principal Executive Offices) (Zip Code)

(409)763-4661
(Depositor’s Telephone Number, Including Area Code)

Name and Address of Agent for service:	Please send copies of communications to:
Dwain Akins, Esq., Sr. Vice President	Jerry L. Adams
American National Insurance Company	Greer, Herz & Adams, L.L.P.
One Moody Plaza	One Moody Plaza
Galveston, TX 77550	Galveston, Texas 77550

Approximate Date of Proposed Pubic Offering

        It is proposed that this filing will become effective (check appropriate box):

Immediately upon filing pursuant to paragraph (b).

60 days after filing pursuant to paragraph (a)(1).

On April 29, 2008 pursuant to paragraph (b).

On December 5, 2008 pursuant to paragraph (a)(3) of Rule 485.

                If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                                                                         1

                                                      PROSPECTUS FOR
                                         WEALTHQUEST(R)III VARIABLE UNIVERSAL LIFE
                                               INDIVIDUAL FLEXIBLE PREMIUM
                                       VARIABLE UNIVERSAL LIFE INSURANCE CONTRACTS
                                             CONTRACT FORM NUMBER WQVUL08 AND
                                                CONTRACT FORM NUMBER WQVUL
                                      ISSUED BY AMERICAN NATIONAL INSURANCE COMPANY
                                     AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
                                                     DECEMBER 5, 2008

This Prospectus contains information about the Contract that you should know before investing. Please read this
Prospectus carefully before investing and keep it for future reference.

This Prospectus describes a flexible premium variable life insurance contract (the "Contract") offered by American
National Insurance Company. The purpose of this Contract is to provide life insurance protection for the
Beneficiary(ies) named on the Contract. We will provide a Death Benefit upon the death of the Insured.

The Contract that we currently market and issue (Contract form number WQVUL08) became available on December 5, 2008.
Contract Form Number WQVUL was marketed prior to December 5, 2008, and will not be issued after December 31, 2008.  The provisions of the two contract forms differ slightly.  This prospectus will note when Contract form number WQVUL08 differs from the prior contract form (WQVUL) that we offered.  Your Contract Form Number is shown in the lower left hand corner of your Contract.

Your Accumulation Value may accumulate on a variable or fixed basis, or both. If you choose our variable option, we will invest your premium payments (premium payments less applicable charges) in the Subaccounts of American National Variable
Life Separate Account (the "Separate Account") that you select. Each Subaccount invests in shares of a corresponding
Portfolio. You bear the investment risk of investing in the Subaccounts. The value of your Contract will vary with the investment performance of the investment options you choose. If you choose our fixed option, your payments will be invested in our Fixed Account and will earn interest monthly at an annual effective rate of at least three percent (3%).
We take the investment risk for payments allocated to the Fixed Account.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank, nor is it federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves investment risks, including possible loss of principal.

If you already own a life insurance policy, it may not be to your advantage to buy additional insurance or to replace your policy with this Contract.

The Contract is not available in some states. You should rely only on the information contained or incorporated by reference in this Prospectus. We have not authorized anyone to provide you with information that is different.

Form 9130                                                                                                     12-08

 Each Subaccount of the Separate Account invests in shares of a corresponding Portfolio listed below:

American National Investment Accounts, Inc.
American National Money Market Portfolio
American National Growth Portfolio
American National Balanced Portfolio
American National Equity Income Portfolio
American National High Yield Bond Portfolio€
American National International Stock Portfolio€
American National Small-Cap/Mid-Cap Portfolioƒ
American National Government Bond Portfolio€

Fidelity(R)Variable Insurance Products -
Service Class 2
VIP Contrafund(R)Portfolio
VIP Aggressive Growth Portfolio
VIP Mid Cap Portfolio
VIP Index 500 Portfolio
VIP Equity-Income Portfolio
VIP Investment Grade Bond Portfolio
VIP Growth and Income Portfolio
VIP Value Portfolio
VIP Value Leaders Portfolio
VIP Value Strategies Portfolio
VIP Growth Opportunities Portfolio

T. Rowe Price
Equity Income Portfolio
Mid-Cap Growth Portfolio*
International Stock Portfolio
Limited-Term Bond Portfolio

MFS®Variable Insurance Trust -
Initial Class Shares
MFS Core Equity Series
MFS Growth Series†
MFS Research Series
MFS Investors Trust Series

Federated Insurance Series
Capital Income Fund II Portfolio
MidCap Growth Strategies Fund II Portfolio
High Income Bond Fund II Portfolio - Primary Shares
Federated Fund for U.S. Government Securities II
Federated Kaufmann Fund II -
Primary Shares
Federated Quality Bond Fund II -
Primary Shares
Equity Income Fund II Portfolio

The Alger American Fund -
Class O Shares
Alger American SmallCap Growth Portfolio•
Alger American LargeCap Growth Portfolio§
Alger American MidCap Growth Portfolio
Alger American Capital Appreciation Portfolio‡
Alger American Balanced Portfolio
Alger American Income & Growth Portfolio

AIM Variable Insurance Funds -
Series I Shares
AIM V.I. Dynamics Fund
AIM V.I. Small Cap Equity Fund
AIM V.I. Global Health Care Fund
AIM V.I. Utilities Fund
AIM V.I. Financial Services Fund
AIM V.I. Global Real Estate Fund
AIM V.I. Technology Fund

*Not available for investment in Contracts issued on or after May 1, 2004
†Formerly MFS Emerging Growth Series
•Formerly Alger American Small Capitalization Portfolio. Not available for investment for Contracts issued on or after
July 1, 2007.
§Formerly Alger American Growth Portfolio.
‡Formerly Alger American Leveraged AllCap Portfolio.
€On May 29, 2008, American National Investment Account, Inc.'s Board of Directors approved a Plan of Liquidation and
Dissolution ("Liquidation") with respect to these Portfolios.  A Special Meeting of Shareholders of these Portfolios was held on November 10, 2008.  At the meeting,  the shareholders approved the Liquidation. These Portfolios will close on
December 5, 2008, and will no longer exist.  See the "Allocation of Premiums and Accumulation Value" provision of this prospectus for important information.
ƒOn May 29, 2008, American National Investment Account, Inc.'s Board of Directors approved a Plan of Reorganization
("Reorganization") for the American National Small-Cap/Mid-Cap Portfolio to merge into the American National Growth
Portfolio on or about December 5, 2008.  A Special Meeting of Shareholders was held on November 10, 2008.  At the
meeting, the shareholders approved the Reorganization.   On December 5, 2008, the American National Small-Cap/Mid-Cap
Portfolio will merge into the American National Growth Portfolio.  See the "Allocation of Premiums and Accumulation
Value" provision of this prospectus for important information.

For a full description of the Portfolios referenced in this Prospectus, or the investment objective, policies and restrictions, risks, charges and expenses and other aspects of their operation, see their prospectuses. You may obtain a copy of these prospectuses by calling 1-800-306-2959, or writing to American National Insurance Company, One Moody
Plaza, Galveston, Texas 77550-7999 or P.O. Box 1893, Galveston, Texas 77553-1893. If mail is addressed differently, there may be delays in the processing of requested transactions.

                                                    TABLE OF CONTENTS

                                                   RISK/BENEFIT SUMMARY

           (A Glossary containing terms used in this Prospectus immediately follows this Risk/Benefit Summary.)

                                                    Contract Benefits
The Contract

The Contract is a flexible premium variable universal life insurance contract. In certain states, the Contract may be offered as a group Contract with individual ownership represented by certificates. The discussion of Contracts in this
Prospectus applies equally to certificates under group Contracts.

You do not have a fixed schedule for premium payments. You can establish a schedule of Planned Periodic Premiums, but you are not required to follow such schedule. (See the "Premium Flexibility" provision in the "Payment and Allocation of
Premiums" section of this Prospectus.)

The Death Benefit under the Contract may, and the Accumulation Value will, reflect the investment performance of the investments you choose. (See the "Death Benefit Proceeds" and the "Accumulation Value" provisions of this Prospectus.)
You benefit from any increase in value and bear the risk that your chosen investment options may decrease in value. The amount and duration of the life insurance coverage provided by the Contract is not guaranteed, except under the
Guaranteed Coverage Benefit provision. Further, the Accumulation Value is not guaranteed, except in the Fixed Account.

We intend the Contract to satisfy the definition of life insurance under the Internal Revenue Code. If it so qualifies, the Death Benefit Proceeds generally should be excludible from the gross income of the recipient. Similarly, you should not be taxed on increases in the Accumulation Value until there is a distribution from the Contract. In order for the
Contract to satisfy the definition of life insurance, your Death Benefit must meet a death benefit qualification test provided by federal tax law. The WQVUL08 Contract offers one option for the death benefit qualification test: the guideline premium test. The WQVUL Contract offers two options for the death benefit qualification test:  the cash value accumulation test and the guideline premium test.  For Contract Form Number WQVUL, you can choose the death benefit qualification test which best meets your objectives, but you cannot change that choice later. The test you choose will usually depend on the amount of premiums you want to pay. In general, you should choose the cash value accumulation test if you do not want to limit the amount of premiums you can pay into your Contract.

Issuance of a Contract

In order to purchase a Contract, you must submit an application to us. We review the application to determine whether the Contract can be issued in accordance with our underwriting standards. Once the underwriting process is completed, the Date of Issue is designated. You, however, must submit your initial premium for the Contract to have an Effective
Date. Accordingly, the Date of Issue may be before the Effective Date.

Allocation of Premiums

You can allocate premiums to one or more of the Subaccounts and to the Fixed Account. (See the "Separate Account" and
the "Fixed Account" provisions of this Prospectus.) The assets of the various Subaccounts are invested in corresponding
Portfolios. Premium payments received before the Date of Issue are held in our General Account without interest. On the
Date of Issue, premiums received on or before that date are allocated to the Subaccount that invests in the American
National Money Market Portfolio.

Premium payments received within fifteen (15) days after the Date of Issue are also allocated to the Subaccount that invests in the American National Money Market Portfolio. After the fifteen (15) day period, initial and subsequent premium payments and Accumulation Value are allocated among the Subaccounts in accordance with your instructions as contained in the application. The minimum percentage or premium that you may allocate to any one Subaccount or to the
Fixed Account is the greater of one percent (1%) of the premium payment or $20.

Contract Benefits and Rights

Death Benefit. The Death Benefit is available in two options. (See the "Death Benefit Options" provision in the
"Contract Benefits" section of this Prospectus.) The Death Benefit Proceeds may be paid in a lump sum or in accordance with an optional payment plan. (See the "Payment of Contract Benefits" provision in the "Duration of the Contract"
section of this Prospectus.)

Adjustments to Death Benefit. You can adjust the Death Benefit by changing the Death Benefit option and by increasing or decreasing the Specified Amount. Changes in the Specified Amount or the Death Benefit option are subject to certain limitations. (See the "Death Benefit Options" and the "Change in Specified Amount" provisions of this Prospectus.)

Accumulation Value and Surrender Value. The Accumulation Value reflects the investment performance of the chosen
Subaccounts, the rate of interest paid on the Fixed Account, premium paid, partial surrenders, and charges deducted from the Contract. There is no guaranteed minimum Accumulation Value. You can withdraw the entire Surrender Value. Subject to certain limitations, you can also withdraw a portion of the Surrender Value. Partial surrenders reduce both the
Accumulation Value and the Death Benefit payable under the Contract. A surrender charge will be deducted from the amount paid upon surrender or partial surrender. (See the "Surrenders" provision of this Prospectus and the "Charges and
Deductions" section of this Prospectus.) Surrenders may have tax consequences. (See the "Federal Income Tax
Considerations" section of this Prospectus.)

Loans. You can borrow money from us using the Contract as security for the loan. (See the "Loan Benefits" provision in the "Contract Rights" section of this Prospectus.) Loans may have tax consequences. (See the "Federal Income Tax
Considerations" section of this Prospectus.)

Free Look Period. You have a free look period in which to examine a Contract and return it for a refund. The length of the free look period varies among different states, but generally runs for ten (10) days after you receive your
Contract. The date you receive your Contract will not necessarily be the date you submit your premium. (See the "Refund
Privilege" provision in the "Contract Rights" section of this Prospectus.)

Policy Lapse and Guaranteed Coverage Benefit. We will provide a Guaranteed Coverage Benefit so long as the Guaranteed
Coverage Premium is paid and other Contract provisions are met. After the Guaranteed Coverage Benefit period, the
Contract will lapse at any time the Surrender Value is insufficient to pay the Monthly Deductions and the grace period expires without sufficient additional premium payment. The grace period starts when written notice of lapse is mailed to your last known address and expires sixty-one (61) days later. Unless the Guaranteed Coverage Benefit requirements have been met, lapse can occur even if the Planned Periodic Premiums are paid. (See the "Payment and Allocation of Premiums"
section of this Prospectus.)

Additional Benefits

There are a number of additional benefits you may add to your Contract by way of riders.

Additional Insurance Benefits (Riders). Subject to certain requirements, certain additional optional benefits may be obtained. The cost of any such additional insurance benefits, which will be provided by "riders" to the Contract, will be deducted as part of the Monthly Deduction. Riders in force during the time the Guaranteed Coverage Benefit is in effect will increase the Guaranteed Coverage Premium requirement.

Level Term Rider. This rider provides level term insurance on the person insured by the rider until that person is age
75.

Automatic Increase Rider. This rider has prescheduled Death Benefit increases every second year for ten (10) years. It gives the right to buy additional insurance on the Insured on certain specified dates without proof of insurability.
-
Disability Waiver of Premium Rider. This rider waives certain premium if the Insured becomes totally disabled during the first ten (10) Contract Years. The amount of premium is selected on the application. The waiver of premium will continue throughout disability through the first ten (10) Contract Years.

                                                  Risks of the Contract

Investment Performance

The value of your Contract will fluctuate with the performance of the Portfolios corresponding to the Subaccounts and
Fixed Account you select. The Subaccounts you choose may decline in value or they may not perform to your expectations.
You bear the investment risk of any Accumulation Value invested in the Subaccounts you choose.

Suitability

Variable life insurance is designed for long-term financial planning. It is not suitable as a vehicle for short-term savings. You should not purchase the Contract if you will need the Accumulation Value in a short period of time.

Lapse Risk

Your Contract could terminate if the Surrender Value becomes too low to support the Contract's monthly charges. The diminished Surrender Value may be caused by insufficient premium payments or by poor investment performance of the investment options you have chosen. Before the Contract terminates, however, you will receive a grace period during which you will be notified in writing that your coverage may terminate unless you pay an additional premium. If the
Contract terminates and is not reinstated, the Contract will have no Accumulation Value, Surrender Value or Death
Benefits.

Limitations on Access to Cash Value

We may not allow a withdrawal if it would reduce the Specified Amount to less than $100,000. The minimum withdrawal is
$100, including the $25 partial surrender (withdrawal) fee.

Limitations on Transfers

Transfers from the Fixed Account are generally limited to one (1) per Contract Year and may not exceed twenty-five percent (25%) of its Accumulation Value less Contract Debt. Any transfer between Subaccounts after the first twelve (12)
transfers in a Contract Year, will be subject to a $10.00 transfer fee. We reserve the right to reject a transfer or impose additional transfer restrictions if, in our judgment, a Contract Owner's transfer or transfer practices adversely affect any underlying Portfolios or other Contract Owners. (See the "Transfers" provision of this Prospectus.)

Impact of Loans

Taking a loan from your Contract may increase the risk that your Contract will terminate. It will have a permanent effect on the Contract's Surrender Value and will reduce the Death Benefit Proceeds. Also, Contract termination with an outstanding loan can result in adverse tax consequences.

Adverse Tax Consequences

Under certain circumstances [usually if your premium payments in the first seven (7) years or less exceed specified limits] your Contract may become a modified endowment contract ("MEC"). Under federal tax law, loans, withdrawals, and other pre-death distributions received from an MEC Contract are taxed as income first and recovery of basis second.
Also, distributions includible in income received before you attain age 59 1/2may be subject to a ten percent (10%)
penalty tax. Existing tax laws that affect this Contract may change at any time.

Additional Risks

The type of investments that a Portfolio makes will also create risk. A comprehensive discussion of the risks of each of the Portfolios may be found in that Portfolio's prospectus. You should read the Portfolio's prospectus carefully before investing.

                                             Risk/Benefit Summary: Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the
Contract.  The Transaction Fees tables describe the fees and expenses that you will pay at the time that you buy the
Contract, surrender the Contract, or transfer cash value between investment options.

                                    TRANSACTION FEES FOR CONTRACT FORM NUMBER WQVUL08
--------------------------------------------------------------------------------------------------------------------------

Charge                              When Charge is Deducted                     Amount Deducted

--------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
Imposed on Premiums
(Load)                              As each payment is made                     6% of each payment

--------------------------------------------------------------------------------------------------------------------------
Premium Taxes                       Not applicable                              None currently, but unlimited
maximum

--------------------------------------------------------------------------------------------------------------------------
Maximum Deferred                    Upon Surrender, partial
Sales Charge (Load)                 surrender if Option A or
                                    decrease in Specified Amount         $57.90 per $1000 surrendered or
                                    under either Option A or B.                 decrease in Specified Amount

--------------------------------------------------------------------------------------------------------------------------
Other Surrender Fees                Upon partial surrender                      $25 per partial surrender

--------------------------------------------------------------------------------------------------------------------------
Transfer Fees(1)                    Upon transfer                               $10 per transfer

--------------------------------------------------------------------------------------------------------------------------

(1)The first twelve (12) transfers of Accumulation Value among Subaccounts in a Contract Year are free. Thereafter, a transfer charge of $10 will be deducted from the amount transferred. (See "Transfer Charge" in the "Charges From
Accumulation Value" provision in the "Charges and Deductions" section of this Prospectus.)

                                     TRANSACTION FEES FOR CONTRACT FORM NUMBER WQVUL
--------------------------------------------------------------------------------------------------------------------------

Charge                              When Charge is Deducted                     Amount Deducted

--------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
Imposed on Premiums
(Load)                              As each payment is made                     6% of each payment

--------------------------------------------------------------------------------------------------------------------------
Premium Taxes                       Not applicable                              None currently, but unlimited
maximum

--------------------------------------------------------------------------------------------------------------------------
Maximum Deferred                    Upon Surrender, partial
Sales Charge (Load)                 surrender if Option A or
                                    decrease in Specified Amount                $57.85 per $1000 surrendered or
                                    under either Option A or B.                 decrease in Specified Amount

--------------------------------------------------------------------------------------------------------------------------
Other Surrender Fees                Upon partial surrender                      $25 per partial surrender

--------------------------------------------------------------------------------------------------------------------------
Transfer Fees(1)                    Upon transfer                               $10 per transfer

--------------------------------------------------------------------------------------------------------------------------

(1)The first twelve (12) transfers of Accumulation Value among Subaccounts in a Contract Year are free. Thereafter, a transfer charge of $10 will be deducted from the amount transferred. (See "Transfer Charge" in the "Charges From
Accumulation Value" provision in the "Charges and Deductions" section of this Prospectus.)

The next four tables describe the fees and expenses that you will pay periodically during the time that you own the
Contract, not including Portfolio fees and expenses.

                PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES FOR CONTRACT FORM NUMBER WQVUL08
--------------------------------------------------------------------------------------------------------------------------
Charge                              When Charge is Deducted            Amount Deducted

--------------------------------------------------------------------------------------------------------------------------
Cost of Insurance(1)
("COI")                                     Monthly                    See footnote

--------------------------------------------------------------------------------------------------------------------------
Minimum                                     Monthly                    $0.018 per $1,000 of Net Amount At Risk

--------------------------------------------------------------------------------------------------------------------------
Maximum                                     Monthly                    $40.91 per $1,000 of Net Amount At Risk

--------------------------------------------------------------------------------------------------------------------------
Charge for a Standard Male                  Monthly                    $.09 per $1,000 of Net Amount
Non Smoker, Issue Age 30                                               At Risk

--------------------------------------------------------------------------------------------------------------------------
Annual Maintenance Fee                      Monthly                    $7.50 per month
Monthly Expense Fee                         Monthly                    Minimum $0.03 per month per
                                                                       $1,000 of Specified Amount
                                                                       Maximum $0.42 per month per
                                                                       $1,000 of Specified Amount

--------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Fees             Daily                      0.70% Annually of Accumulation
(Daily Asset Charge)                                                   Value in Separate Account
                                                                       (.002 daily)

--------------------------------------------------------------------------------------------------------------------------
Administrative Fees                         Not applicable             None

--------------------------------------------------------------------------------------------------------------------------
Loan Interest                               Policy Anniversary         3% for Preferred Loans
                                                                       4% for all others

--------------------------------------------------------------------------------------------------------------------------

                             RIDERS COST OF INSURANCE RATES FOR CONTRACT FORM NUMBER WQVUL08
--------------------------------------------------------------------------------------------------------------------------
Rider                               When Charge is Deducted            Amount Deducted

--------------------------------------------------------------------------------------------------------------------------
Overloan Protection Benefit         Upon Election of Benefit           Maximum 4.5% of Accumulation Value at the
--------------------------------------------------------------------------------------------------------------------------
                                                                       Date the benefit is elected

--------------------------------------------------------------------------------------------------------------------------
Automatic Increase Rider            Monthly                            Minimum COI $.01 per $1,000 of Specified
                                                                       Amount
                                                                       Maximum COI $0.06 per $1,000 of Specified
                                                                       Amount
(Charge for a Standard Male(1)
Non-Smoker, Issue age 30)           Monthly                            $0.06 per $1,000 of Specified Amount

--------------------------------------------------------------------------------------------------------------------------
Waiver of Stipulated                Monthly                            Minimum COI .09% of premium
   Premium Rider                                                       Maximum COI 0.38% of premium
(Charge for a Standard Male(1)
Non Smoker, Issue age 30)           Monthly                            $0.189% of premium

--------------------------------------------------------------------------------------------------------------------------
Term Rider                          Monthly                            Minimum COI $0.18  per $1,000 of rider
                                                                       Death Benefit
                                                                       Maximum COI $40.91 per $1,000 of rider
                                                                       Death Benefit
(Charge for a Standard Male(1)
Non Smoker, Issue age 30)           Monthly                            $0.09 per $1,000 of rider Death Benefit

--------------------------------------------------------------------------------------------------------------------------

(1)The COI varies based on individual characteristics, including the insured's sex, attained age and risk class, and the specified amount of insurance.  The COI charges shown in the table may not be representative of the charge that a particular Contract Owner will pay. You can obtain information about your particular COI and any other charges that may apply to you by asking your sales representative or by contacting us at 1-800-306-2959.

                 PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES FOR CONTRACT FORM NUMBER WQVUL
--------------------------------------------------------------------------------------------------------------------------
Charge                              When Charge is Deducted            Amount Deducted

--------------------------------------------------------------------------------------------------------------------------
Cost of Insurance(1)
("COI")                                     Monthly                    See footnote

--------------------------------------------------------------------------------------------------------------------------
Minimum                                     Monthly                    $0.06 per $1,000 of Net Amount At Risk

--------------------------------------------------------------------------------------------------------------------------
Maximum                                     Monthly                    $83.34 per $1,000 of Net Amount At Risk

--------------------------------------------------------------------------------------------------------------------------
Charge for a Standard Male                  Monthly                    $.12 per $1,000 of Net Amount
Non Smoker, Issue Age 30                                               At Risk

--------------------------------------------------------------------------------------------------------------------------
Annual Maintenance Fee                      Monthly                    $7.50 per month
Monthly Expense Fee                         Monthly                    Minimum $0.01 per month per
                                                                       $1,000 of Specified Amount
                                                                       Maximum $0.42 per month per
                                                                       $1,000 of Specified Amount

--------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Fees             Daily                      0.70% Annually of Accumulation
(Daily Asset Charge)                                                   Value in Separate Account
                                                                       (.002 daily)

--------------------------------------------------------------------------------------------------------------------------
Administrative Fees                         Not applicable             None

--------------------------------------------------------------------------------------------------------------------------
Loan Interest                               Policy Anniversary         3% for Preferred Loans
                                                                       4% for all others

--------------------------------------------------------------------------------------------------------------------------
                              RIDERS COST OF INSURANCE RATES FOR CONTRACT FORM NUMBER WQVUL
--------------------------------------------------------------------------------------------------------------------------
Rider                               When Charge is Deducted            Amount Deducted

--------------------------------------------------------------------------------------------------------------------------
Overloan Protection Benefit         Upon Election of Benefit           Maximum 4.5% of Accumulation Value at the
--------------------------------------------------------------------------------------------------------------------------
                                                                       Date the benefit is elected

Automatic Increase Rider            Monthly                            Minimum COI $.01 per $1,000 of Specified
                                                                       Amount
                                                                       Maximum COI $0.06 per $1,000 of Specified
                                                                       Amount
(Charge for a Standard Male(1)
Non-Smoker, Issue age 30)           Monthly                            $0.06 per $1,000 of Specified Amount

--------------------------------------------------------------------------------------------------------------------------
Waiver of Stipulated                Monthly                            Minimum COI .09% of premium
   Premium Rider                                                       Maximum COI 0.38% of premium
(Charge for a Standard Male(1)
Non Smoker, Issue age 30)           Monthly                            $0.189% of premium

--------------------------------------------------------------------------------------------------------------------------
Term Rider                          Monthly                            Minimum COI $0.02 per $1,000 of rider Death
                                                                       Benefit
                                                                       Maximum COI $83.34 per $1,000 of rider Death
                                                                       Benefit
(Charge for a Standard Male(1)
Non Smoker, Issue age 30)           Monthly                            $0.12 per $1,000 of rider Death Benefit

--------------------------------------------------------------------------------------------------------------------------

(1)The COI varies based on individual characteristics, including the insured's sex, attained age and risk class, and the specified amount of insurance.  The COI charges shown in the table may not be representative of the charge that a particular Contract Owner will pay. You can obtain information about your particular COI and any other charges that may apply to you by asking your sales representative or by contacting us at 1-800-306-2959.

The next table describes the Portfolio's fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the minimum and maximum fees and expenses charged by any of the Portfolios. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

                                       ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------------------------
    (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS) FOR CONTRACT FORM NUMBER WQVUL08 AND CONTRACT FORM NUMBER WQVUL
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                      Minimum                    Maximum

Total Expenses(1)                      0.35%                      2.75%
--------------------------------------------------------------------------------------------------------------------------
(before fee waivers or
reimbursements)

(1)Expenses are shown as a percentage of a Portfolio's average net assets as of December 31, 2007. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the expenses below specified limits. In some cases, these expense limitations may be contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual
Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.35% and
1.53%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each
Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

                                                         GLOSSARY
This Glossary contains definitions of terms used in this Prospectus.

Accumulation Value - the total value of your Contract at any time during the Insured's lifetime.

Age at Issue - the Insured's age on Insured's last birthday before the Date of Issue.

Attained Age - Age at Issue plus the number of complete Contract Years.

Beneficiary - the Beneficiary designated in the application or the latest change, if any, filed and recorded with us.

Company - ("American National," "we," "our" or "us"). American National Insurance Company.

Contract - the variable universal life insurance Contract described in this Prospectus.

Contract Debt - the sum of all unpaid loans and accrued interest thereon.

Contract Owner ("you" or "your") - the owner of the Contract, as designated in the application or as subsequently changed. If a Contract has been absolutely assigned, the assignee is the Contract Owner. A collateral assignee is not the Contract Owner.

Contract Year - the period from one Contract anniversary date until the next Contract anniversary date.

Daily Asset Charge - a charge equal to an annual rate of 0.70% of the average daily net assets of each Subaccount during the first fifteen (15) Contract Years. Currently after the first fifteen (15)  Contract Years, there is no charge. This charge covers mortality and expense risk fees.

Data Page - the pages of the Contract so titled.

Date of Issue - the Date of Issue of the Contract and any riders to the Contract.

Death Benefit - the amount of insurance coverage provided under the selected Death Benefit option.

Death Benefit Proceeds - the proceeds payable upon the Insured's death.

Declared Rate - the interest rate that is credited in the Fixed Account.

Effective Date - the later of the Date of Issue or the date on which:

o        the first premium, as shown on the Data Page, has been paid; and

o        the Contract has been delivered during the Insured's lifetime and good health.

Any increase in Specified Amount, addition of a rider, or reinstatement of coverage will take effect on the Monthly
Deduction Date that coincides with or next follows the date we approve an application for such change or for reinstatement of the Contract.

Fixed Account - a part of our General Account that accumulates interest at a fixed rate.

Fund - A registered, open-end management investment company, or "mutual fund," in which the Separate Account invests.
General Account - includes all of our assets except assets segregated into Separate Accounts.
Guaranteed Coverage Benefit - our agreement to keep the Contract in force if the Guaranteed Coverage Premium is paid and other Contract provisions are met.

Guaranteed Coverage Premium - a required specified premium paid in advance that will keep the Contract in force so long as other Contract provisions are met.

Home Office - American National Insurance Company Home Office is located at One Moody Plaza, Galveston, Texas 77550-7999.

Insured - the person upon whose life the Contract is issued.

Monthly Deduction - the sum of (1) the cost of insurance charge, (2) the charge for any riders, and (3) the monthly expense fee and monthly fee as shown on the Data Page.

Monthly Deduction Date - the same date in each succeeding month as the Date of Issue, except that whenever the Monthly
Deduction Date falls on a date other than a Valuation Date, the Monthly Deduction Date will be deemed to be the next
Valuation Date. The Date of Issue is the first Monthly Deduction Date.

Net Amount at Risk - your Death Benefit minus your Accumulation Value.

Planned Periodic Premiums - scheduled premiums selected by you.

Portfolio -A series of a registered investment company designed to meet specified investment objectives.

Satisfactory Proof of Death - submission of the following:

o        a certified copy of the death certificate;

o        a claimant statement;

o        the Contract; and

o        any other information that we may reasonably require to establish the validity of the claim.

Specified Amount - the minimum Death Benefit under the Contract. The Specified Amount is an amount you select in accordance with Contract requirements.

Subaccount. A subdivision of the Separate Account that invests in a corresponding Portfolio of a Fund.

Surrender Value - the Accumulation Value less Contract Debt and surrender charges.

Valuation Date - each day the New York Stock Exchange ("NYSE") is open for regular trading.  Accumulation Values are calculated on Valuation Dates.

Valuation Period - from the close of business on one (1) Valuation Date to the close of business on the next.

                                                    CONTRACT BENEFITS

                                                 Purposes of the Contract

The Contract is designed to provide you:

o        life insurance protection;

o        Death Benefits which may, and Accumulation Value that will, vary with performance of your chosen investment options;

o        flexibility in the amount and frequency of premium payments;

o        flexibility in the level of life insurance protection, subject to certain limitations; and

o        a Guaranteed Coverage Benefit, if you pay the Guaranteed Coverage Premium and meet the other Contract requirements.

                                                  Death Benefit Proceeds

Death Benefits begin on the Effective Date of the Contract. We will, upon Satisfactory Proof of Death, pay the Death
Benefit Proceeds in accordance with the Death Benefit option in effect when the Insured dies. The amount of the Death
Benefit will be determined at the end of the Valuation Period in which the Insured dies. Death Benefit Proceeds equal:

o        the Death Benefit; plus

o        additional life insurance proceeds provided by riders; minus

o        Contract Debt; minus

o        unpaid Monthly Deductions.

Subject to the rights of any assignee, we will pay the Death Benefit Proceeds to:

o        the Beneficiary or Beneficiaries; or

o        if no Beneficiary survives the Insured, the Insured's estate.

The Death Benefit Proceeds may be paid to the Beneficiary in a lump sum or under one or more of the payment options in the Contract. (See the "Payment of Contract Benefits" provision in the "Duration of the Contract" section of this
Prospectus.)

                                                  Death Benefit Options

We intend the Contract to satisfy the definition of life insurance under the Internal Revenue Code. If it so qualifies, the Death Benefit Proceeds generally should be excludible from the gross income of the recipient. Similarly, you should not be taxed on increases in the Accumulation Value until there is a distribution from the Contract. In order for the
Contract to satisfy the definition of life insurance, your Death Benefit must meet a death benefit tax qualification test provided by federal tax law. The WQVUL08 Contract Form Number offers one (1) choice for the death benefit tax qualification test:

1.       the guideline premium test.

WQVUL Contract Form Number offered two (2) choices for the death benefit tax qualification test:

1.       the cash value accumulation test; and

2.       the guideline premium test.

If you have Contract Form Number WQVUL, you could choose the death benefit tax qualification test which best met your objectives, but you could not change that choice later. The test you chose usually depended on the amount of premiums you want to pay. In general, you should have choosen the cash value accumulation test if you did not want to limit the amount of premiums you can pay into your Contract. The guideline premium test produces higher Accumulation Values because it keeps costs of insurance down through smaller increases in the Death Benefit.

For each tax qualification test, there are two Death Benefit options available under the Contract. The two options are
Option A (generally provides a level Death Benefit) or Option B (generally provides an increasing Death Benefit). You choose one of the two Death Benefit options in the application. If the Death Benefit option is not elected at time of application, we will deliver the Contract as Option A. Until Attained Age 100, the Death Benefit under either option will equal or exceed the current Specified Amount of the Contract. After Attained Age 100, the Death Benefit will be
110% of the Accumulation Value, unless you selected the Lifetime Guaranteed Coverage Benefit under Contract Form Number
WQVUL. (See the "Guaranteed Coverage Benefit" provision in the "Contract Benefits" section of this Prospectus.)  If you have Contract Form Number WQVUL and you selected the Lifetime Guaranteed Coverage Benefit you are entitled to that coverage as long as you pay the required Guaranteed Coverage Premium.  The Lifetime Guaranteed Coverage Benefit is not
available with Contract form number WQVUL08.

Until Attained Age 100, the Death Benefit under either death benefit tax qualification test is calculated with reference to a corridor percentage table. The corridor percentage table applied will depend upon the death benefit tax qualification test elected. The corridor percentage table for the guideline premium qualification test is as follows:

                                                CORRIDOR PERCENTAGE TABLE
--------------------------------------------------------------------------------------------------------------------------
                                FOR THE GUIDELINE PREMIUM DEATH BENEFIT QUALIFICATION TEST
--------------------------------------------------------------------------------------------------------------------------

         Attained          Corridor         Attained          Corridor          Attained                  Corridor
         Age               Percentage       Age               Percentage        Age                       Percentage

--------------------------------------------------------------------------------------------------------------------------
         40 or less        250              54                157               68                        117
         41                243              55                150               69                        116
         42                236              56                146               70                        115
         43                229              57                142               71                        113
         44                222              58                138               72                        111
         45                215              59                134               73                        109
         46                209              60                130               74                        107
         47                203              61                128               75 to 90                  105
         48                197              62                126               91                        104
         49                191              63                124               92                        103
         50                185              64                122               93                        102
         51                178              65                120               94                        101
         52                171              66                119               95 and thereafter         101
         53                164              67                118

The corridor percentages for the cash value accumulation test are based upon Attained Age, sex, risk classification, and
Specified Amount. Since these percentages are much more complicated, they cannot be expressed in a single table.

Option A. Under Option A with either death benefit tax qualification test, the Death Benefit is the Specified Amount or, if greater, the corridor percentage of the Accumulation Value at the end of the Valuation Period that includes the
Insured's date of death.

OPTION A EXAMPLE (For Contract Form Numbers WQVUL08 and WQVUL)
USING GUIDELINE PREMIUM QUALIFICATION TEST

Assume that the Insured's Attained Age is between 0 and 40. A Contract with a $100,000 Specified Amount will generally pay a $100,000 Death Benefit. However, the Death Benefit will be the greater of $100,000 or 250% of Accumulation Value.
Anytime the Accumulation Value exceeds $40,000 the Death Benefit will exceed the $100,000 Specified Amount. Each additional dollar added to the Accumulation Value above $40,000 would increase the Death Benefit by $2.50. If the
Accumulation Value exceeds $40,000 and increases by $100 because of investment performance or premium payments, the
Death Benefit will increase by $250. A Contract with an Accumulation Value of $50,000 will provide a Death Benefit of
$125,000 ($50,000 x 250%); an Accumulation Value of $60,000 will provide a Death Benefit of $150,000 ($60,000 x 250%);
and, an Accumulation Value of $70,000 will provide a Death Benefit of $175,000 ($70,000 x 250%).

Similarly, so long as the Accumulation Value exceeds $40,000, each dollar decrease in Accumulation Value will reduce the
Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $45,000 to $40,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $112,500 to $100,000.

OPTION A EXAMPLE (For Contract Form Number WQVUL)
USING THE CASH VALUE ACCUMULATION QUALIFICATION TEST

Assume that the Insured is a male non-smoker, age 35, and the Contract does not include any riders. The applicable corridor percentage is 494%. A Contract with a $100,000 Specified Amount will generally pay a $100,000 Death Benefit.
However, the Death Benefit will be the greater of $100,000 or 494% of Accumulation Value. Anytime the Accumulation Value
exceeds $20,243 the Death Benefit will exceed the $100,000 Specified Amount. Each additional dollar added to
Accumulation Value above $20,243 would increase the Death Benefit by $4.94. If the Accumulation Value exceeds $20,243 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $494. A
Contract with an Accumulation Value of $50,000 will provide a Death Benefit of $247,000 ($50,000 x 494%); an
Accumulation Value of $60,000 will provide a Death Benefit of $296,400 ($60,000 x 494%); and, an Accumulation Value of
$70,000 will provide a Death Benefit of $345,800 ($70,000 x 494%).

Similarly, so long as Accumulation Value exceeds $20,243, each dollar decrease in Accumulation Value will reduce the
Death Benefit by $4.94. If, for example, the Accumulation Value is reduced from $25,000 to $20,243 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $123,500 to $100,000.

Option B. Under Option B the Death Benefit with the guideline premium test is the Specified Amount plus the Accumulation
Value or, if greater, the applicable corridor percentage of the Accumulation Value at the end of the Valuation Period
that includes the Insured's date of death.

OPTION B EXAMPLE ( For Contract Form Numbers WQVUL08 and WQVUL.)
USING GUIDELINE PREMIUM QUALIFICATION TEST

Assume that the Insured is age 40 or less. A Contract with a Specified Amount of $100,000 will generally provide a Death
Benefit of $100,000 plus Accumulation Value. For example, a Contract with an Accumulation Value of $5,000, the Death
Benefit will be $105,000 ($100,000 + $5,000); for an Accumulation Value of $10,000, the Death Benefit will be $110,000
($100,000 + $10,000). The Death Benefit, however, must be at least 250% of Accumulation Value. Consequently, if the
Accumulation Value exceeds approximately $66,668, the Death Benefit will be greater than the Specified Amount plus
Accumulation Value. Each additional dollar of Accumulation Value above $66,668 will increase the Death Benefit by $2.50.
If the Accumulation Value exceeds $66,668 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. For a Contract with an Accumulation Value of $40,000, the Death Benefit will be
$140,000 (Specified Amount $100,000 plus $40,000 Accumulation Value); for an Accumulation Value of $50,000, the Death
Benefit will be $150,000 ($100,000 Specified Amount plus $50,000 Accumulation Value); and for an Accumulation Value of
$70,000, the Death Benefit will be $175,000 ($70,000 x 250% is greater than $100,000 Specified Amount plus $70,000
Accumulation Value).

Similarly, any time Accumulation Value exceeds $66,668, each dollar taken out of Accumulation Value will reduce the
Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $80,000 to $70,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $200,000 to $175,000. If at any time, however, the Accumulation Value multiplied by the applicable corridor percentage is less than the Specified
Amount plus the Accumulation Value, the Death Benefit will be the Specified Amount plus the Accumulation Value.

OPTION B EXAMPLE (For Contract Form Number WQVUL)
USING THE CASH VALUE ACCUMULATION QUALIFICATION TEST

Assume that the Insured is a male, non-smoker and is age 35. A Contract with a Specified Amount of $100,000 will generally provide a Death Benefit of $100,000 plus Accumulation Value. For example, a Contract with Accumulation Value of $5,000, the Death Benefit will be $105,000 ($100,000 Specified Amount + $5,000 Accumulation Value); for an
Accumulation Value of $10,000, the Death Benefit will be $110,000 ($100,000 Specified Amount + $10,000 Accumulation
Value). The Death Benefit, however, must be at least 494% of Accumulation Value. Consequently, if the Accumulation Value
exceeds approximately $25,381, the Death Benefit will be greater than the Specified Amount plus Accumulation Value. Each additional dollar of Accumulation Value above $25,381 will increase the Death Benefit by $4.94. If the Accumulation
Value exceeds $25,381 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $494. For a Contract with an Accumulation Value of $10,000, the Death Benefit will be $110,000
(Specified Amount $100,000 plus $10,000 Accumulation Value); for an Accumulation Value of $20,000, the Death Benefit
will be $120,000 ($100,000 Specified Amount plus $20,000 Accumulation Value); and for an Accumulation Value of $50,000,
the Death Benefit will be $247,000 ($50,000 x 494% is greater than $100,000 Specified Amount plus $50,000 Accumulation
Value).

Similarly, any time Accumulation Value exceeds $25,381, each dollar taken out of Accumulation Value will reduce the
Death Benefit by $4.94. If, for example, the Accumulation Value is reduced from $80,000 to $70,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $395,200 to $345,800. If at any time, however, the Accumulation Value multiplied by the applicable corridor percentage is less than the Specified
Amount plus the Accumulation Value, the Death Benefit will be the Specified Amount plus the Accumulation Value.

Choosing Option A or Option B.

If you want favorable investment performance to:

1. increase your Death Benefit, you should choose Option B.

2. keep your cost of insurance charges to a minimum, you should choose Option A.

The guideline premium test restricts the amount and timing of premium payments. The cash value accumulation qualification test does not restrict the amount and timing of premium payments. However, regardless of the tax qualification test you elect, any premium payment that increases the Net Amount at Risk will require additional underwriting at our discretion.

The corridor for the cash value accumulation test generates a higher Death Benefit than the guideline premium test. The cash value accumulation test can maximize the Death Benefit. The guideline premium qualification test will produce higher Accumulation Values for the same premium as the cash value accumulation test while the Death Benefit is in the corridor.

Change in Death Benefit Option. You may change the Death Benefit option at any time by sending us a written request. The
Effective Date of a change will be the Monthly Deduction Date on or following the date, we receive the written request.
A change may have Federal Tax consequences. (See the "Federal Income Tax Considerations" section of this Prospectus.)

If you change from Option A to Option B, the Specified Amount will equal the Specified Amount before the change minus the Accumulation Value on the Effective Date of the change. If you change from Option B to Option A, the Specified
Amount after the change will equal the Death Benefit under Option B on the Effective Date of change. You cannot change your Death Benefit option if the Specified Amount remaining in force after the change would be less than the minimum
Specified Amount of $100,000.

An increase in Specified Amount due to a Death Benefit option change will increase the Monthly Deduction and the
Guaranteed Coverage Premium. A surrender charge may apply to a change in Death Benefit option. (See the "Surrender
Charge" provision in the "Charges and Deductions" section of this Prospectus.)

A change in the Death Benefit option may affect subsequent cost of insurance charges, which vary with our Net Amount at
Risk. In addition, a change may affect subsequent monthly fees. If you have a contract under WQVUL, changing the Death
Benefit option will cause the lifetime Guaranteed Coverage Benefit to terminate. (See the "Charges and Deductions"
section and the "Guaranteed Coverage Benefit" provision in the "Contract Benefits" section of this Prospectus.)  If you have Contract Form Number WQVUL and you selected the Lifetime Guaranteed Coverage Benefit you are entitled to that coverage as long as you pay the required Guaranteed Coverage Premium.  The Lifetime Guaranteed Coverage Benefit is not
available with Contract Form Number WQVUL08.

Change in Specified Amount. Subject to certain limitations, you may increase or decrease the Specified Amount at any time. A change in Specified Amount may affect the cost of insurance rate and our Net Amount at Risk, both of which may affect your cost of insurance charge and have Federal Tax consequences. (See the "Cost of Insurance" provision in the
"Charges and Deductions" section of this Prospectus and the "Federal Income Tax Considerations" section of this
Prospectus.)

The Specified Amount after a decrease may not be less than the minimum Specified Amount of $100,000. (See the "Change in
Death Benefit Option" provision in this section of the Prospectus.)

If following the decrease in Specified Amount, the Contract would not comply with the maximum premium limitations required by federal tax law, the decrease may be limited or a portion of Accumulation Value may be returned to you at your election, to the extent necessary to meet federal tax law requirements. If you have elected the cash value accumulation test, the premium limitations do not apply. A decrease in the Specified Amount will be applied first against increases in Specified Amount in order of the more recent increase first and finally against the initial
Specified Amount.

If your Specified Amount decreases under either Option A or Option B, we will deduct a surrender charge from the
Accumulation Value. Such deduction will equal the sum of surrender charges computed separately for each portion of
Specified Amount reduced in the above order. The surrender charge, for each reduction is a pro-rata portion of any surrender charge applicable to a full surrender of the related increase or initial Specified Amount. You cannot decrease the Specified Amount after the Insured's Attained Age 100. A decrease in Specified Amount will take effect on the
Monthly Deduction Date, which coincides with or next follows the date we receive your written request.

If you want to increase the Specified Amount, you must submit a written supplemental application and provide evidence of insurability. You may have a different underwriting risk classification for the initial Specified Amount and each increase in Specified Amount. (See the "Charges from Accumulation Value" provision in the "Charges and Deduction"
section of this Prospectus.) An additional premium may be required. (See the "Premiums Upon Increase in Specified
Amount" provision in the "Payment and Allocations of Premiums" section of this Prospectus.) The minimum amount of any increase is $5,000. You cannot increase the Specified Amount if the Insured's Attained Age is over 85. An increase in the Specified Amount will increase certain charges. Those charges will be deducted from the Accumulation Value on each
Monthly Deduction Date. An increase in the Specified Amount may also increase surrender charges. An increase in the
Specified Amount during the time the Guaranteed Coverage Benefit provision is in effect will increase the Guaranteed
Coverage Premium requirement.

You have a "free look period" for each increase in Specified Amount. The free look period will apply only to the increase in Specified Amount. (See the "Refund Privilege" provision in the "Contract Rights" section of this Prospectus.)

Methods of Affecting Insurance Protection. Your "pure insurance protection" will be the difference between your Death
Benefit and your Accumulation Value. You may increase or decrease the pure insurance protection provided by the
Contract, as your insurance needs change. You can change the pure insurance protection by increasing or decreasing the
Specified Amount, changing the level of premium payments, or making a partial surrender of the Contract. Some of these changes may have federal tax consequences. Although the consequences of each change will depend upon individual circumstances, they can be summarized as follows:

o        A decrease in Specified Amount will, subject to the applicable corridor percentage limitations, decrease insurance protection, and cost of insurance charges.

o        An increase in Specified Amount may increase pure insurance protection, depending on the amount of Accumulation
     Value and the corridor percentage limitation. If insurance protection is increased, the Contract charges generally increase as well.

o        If Option A is in effect, increased premium payments may reduce pure insurance protection, until the corridor percentage of Accumulation Value exceeds the Specified Amount. Increased premiums should also increase the
     Accumulation Value available to keep the Contract in force.

o        If Option A is in effect, reduced premium payments generally will increase the amount of pure insurance protection, depending on the corridor percentage limitations. Reducing premium payments may also result in a reduced amount of Accumulation Value and increase the possibility that the Contract will lapse.

o        A partial surrender will reduce the Death Benefit. However, a partial surrender only affects the amount of pure insurance protection if the percentage from the Corridor Percentage Table is applicable in determining the Death
     Benefit. Otherwise, the decrease in Death Benefit is offset by the amount of Accumulation Value withdrawn. The primary use of a partial surrender is to withdraw Accumulation Value.

                                               Guaranteed Coverage Benefit

We will keep the Contract in effect under the Guaranteed Coverage Benefit so long as the premiums paid in advance during the Guaranteed Coverage Benefit period chosen are at least:

o        the sum of Guaranteed Coverage Premium for each month from the start of the Guaranteed Coverage Benefit period chosen, including the current month; plus

o        partial surrenders and Contract Debt.

The Guaranteed Coverage Benefit period is ten (10) Contract Years. You may, for an additional monthly fee, choose a
Guaranteed Coverage Benefit period of twenty-five (25) Contract Years.  Under Contract form WQVUL a Guaranteed Coverage
Benefit period equal to the period of time until you reach Attained Age 100 (the "lifetime" Guaranteed Coverage Benefit period) was offered. If you have Contract Form Number WQVUL and you selected the Lifetime Guaranteed Coverage Benefit you are entitled to that coverage as long as you pay the required Guaranteed Coverage Premium.  The Lifetime Guaranteed
Coverage Benefit is not available with Contract Form Number WQVUL08.  An increase in Specified Amount does not start a new Guaranteed Coverage Benefit period, but does increase Guaranteed Coverage Premium you must pay.

When the required Guaranteed Coverage Premium is not paid the Guaranteed Coverage Benefit provision will terminate. Your
Contract may then terminate if the Surrender Value is insufficient to pay the Monthly Deduction. (See the "Grace Period
and Reinstatement" provision of this Prospectus.)

To better understand how this benefit works and the impact that a partial withdrawal or a loan may have on this benefit, please see the example below.

                                         EXAMPLE OF THE AFFECT OF A DISTRIBTUION
                                            ON THE GUARANTEED COVERAGE BENEFIT

This example demonstrates the affect of a partial surrender or loan on the Guaranteed Coverage Benefit.  This example assumes You pay monthly premiums of $100.00 into the contract for eight years and assumes that the Guaranteed Coverage
Premium is $80.00 per month.  At the end of the 8th Contract Year, the total premiums paid would equal $9,600.00 and the total Guaranteed Coverage Premium required to keep the Guaranteed Coverage Benefit active would be $7,680.00.  Under these assumptions, if You take a partial surrender or loan greater than $1,920, the Guaranteed Coverage Benefit will terminate.  The graph below assumes You take a distribution of $3,000 at the end of the 8th Contract Year and shows that based upon these assumptions the Guaranteed Coverage Benefit would terminate at the end of the 8th Contract Year.

Premiums and Distributions
11,000.00
10,500.00
10,000.00
9,500.00
9,000.00
8,500.00
8,000.00
7,500.00
7,000.00
6,500.00
6,000.00
5,500.00
5,000.00
4,500.00
4,000.00
3,500.00
3,000.00
2,500.00
2,000.00
1,500.00
1,000.00
500.00
1
2
3
4
5
6
7
8
Contract Year
Total Premiums
Total GCP
GCP Plus Distribution

Once Your Guaranteed Coverage Benefit terminates, Your Contract is more susceptible to lapsing if Your Surrender Value is insufficient to pay the Contract's monthly charges. An insufficient Surrender Value may be caused by reducing, stopping or changing the timing of Your premium payments, taking loans or withdrawals against the Contract, or by poor investment performance of the investment options You have chosen.  If Your Contract lapses and is not reinstated, the
Contract will terminate and will have no Accumulation Value, Surrender Value or Death Benefit.

                                                 DURATION OF THE CONTRACT

The Contract will remain in force so long as the Surrender Value is sufficient to pay the Monthly Deduction. The tax consequences associated with continuing the Contract beyond age 100 are unclear and a tax adviser should be consulted.
If the Surrender Value is insufficient to pay the Monthly Deduction and the grace period expires without an adequate payment, the Contract will lapse and terminate without value. (See the "Grace Period and Reinstatement" provision in the
"Payment and Allocation of Premiums" section of this Prospectus.)

                                                    Accumulation Value

Determination of Accumulation Value. On each Valuation Date, Accumulation Value is determined as follows:

o        the aggregate of the value in each Subaccount, determined by multiplying a Subaccount's unit value by the number of units you own in the Subaccount; plus

o        the value in the Fixed Account; plus

o        premiums (less premium taxes) received on that Valuation Date; plus

o        Accumulation Value securing Contract Debt; less

o        partial surrenders, and related charges, processed on that Valuation Date; less

o        any Monthly Deduction processed on that Valuation Date; less

o        any federal or state income taxes.

The number of Subaccount units allocated to the Contract is determined after any transfers among Subaccounts, or the
Fixed Account (and deduction of transfer charges), but before any other transactions on the Valuation Date.

Determination of Unit Value. The unit value of each Subaccount is equal to:

o        the per share net asset value of the corresponding Portfolio on the Valuation Date; multiplied by

o        the number of shares owned by the Separate Account, after the purchase or redemption of any shares on that date; minus

o        the Daily Asset Charge; and divided by

o        the total number of Subaccount units outstanding on the Valuation Date, after any transfers among Subaccounts, or the Fixed Account (and deduction of transfer charges), but before any other transactions.

                                               Payment of Contract Benefits

Death Benefit Proceeds will usually be paid within seven (7) days after we receive Satisfactory Proof of Death. Loans and surrenders will ordinarily be paid within seven (7) days after receipt of your written request. We may defer payment of any surrender, refund or loan until a premium payment made by check clears the banking system. Payments may also be postponed in certain other circumstances. (See the "Postponement of Payments" provision in the "Other Policy Provisions"
section of this Prospectus.)

You can decide how benefits will be paid. During the Insured's lifetime, you may arrange for the Death Benefit Proceeds to be paid in a lump sum or under one or more of the optional methods of payment described below. These choices are also available if the Contract is surrendered. When Death Benefit Proceeds are payable in a lump sum and no election of an optional payment method is in force at the death of the Insured, the Beneficiary may select one or more of the optional payment methods. If you or the Beneficiary does not elect one of these options, we will pay the benefits in a lump sum.

An election or change of method of payment must be in writing. A change in Beneficiary revokes any previous election.
Further, if the Contract is assigned, any amount due to the assignee will be paid first in a lump sum. The balance, if any, may be applied under any payment option. Once payments have begun, the payment option may not be changed.

Optional Methods of Payment. In addition to a lump sum payment of benefits under the Contract, any proceeds to be paid under the Contract may be paid in any of the following four (4) methods:

o        Option 1. Equal Installments for a Fixed Number of Years. Installments will include interest at the effective rate of 1.5% per year for Contract Form Number WQVUL08 or at a higher rate, at our option.

o        Option 2. Installments for Life with the Option to Choose a Period Certain. The fixed period certain may be ten
         (10) or twenty (20) years.

o        Option 3. Equal Installments of a Fixed Amount Payable Annually, Semi-annually, Quarterly, or Monthly. The sum of the installments paid in one (1) year must be at least $40 for each $1,000 of proceeds. Installments will be paid until the total of the following amount is exhausted: (1) the net sum payable; plus (2) interest at the effective rate of 1.5% per year for Contract Form Number WQVUL08; plus (3) any additional interest that we may elect to pay. The final installment will be the balance of the proceeds payable plus interest.

o        Option 4. Interest Only. We will hold the proceeds and pay interest at the effective rate of 1.5% per year for
         Contract Form Number WQVUL08 or at a higher rate, at our option. On interest due dates, the payee may withdraw an amount of at least $100 from the amount held.

Under Contract form number WQVUL, Options 1, 3 and 4 provide interest at an effective rate of 2.5% per year.  Any amount left with us for payment under a payment option will be transferred to our General Account and will not be affected by the investment performance associated with the Separate Account. We may make other payment options available in the future.

When proceeds become payable in accordance with a payment option, the Contract will be exchanged for a supplementary
Contract specifying all rights and benefits. The Effective Date for a supplementary Contract will be the date of the
Insured's death or other termination of the Contract.

Amounts held under a supplementary Contract that remain payable after the Beneficiary's death will be paid to the estate of the Beneficiary or in any other manner provided for in the supplementary Contract or as otherwise provided under applicable law.

General Provisions for Payment Options. If the amount held falls below $2,000, we will pay the entire amount held to the payee. The first installment under Option 1, 2 or 3 will be paid the date the proceeds are available. With our consent, the first installment may be postponed for up to ten (10) years. If payment is postponed, the proceeds will accumulate with compound interest at the effective rate of 1.5% per year for Contract Form Number WQVUL08 (2.5% under Contract form number WQVUL).

To avoid paying installments of less than $20 each, we will:

o        change the installments to a quarterly, semi-annual or annual basis; and/or

o        reduce the number of installments.

If you elect an option, you may restrict the Beneficiary's right to assign, encumber, or obtain the discounted present value of any unpaid amount.

Except as permitted by law, unpaid amounts are not subject to claims of a Beneficiary's creditors.

At our discretion, a Beneficiary may be permitted to receive the discounted present value of installments, except under
Option 2. If the payee dies, under Option 1 or 2 we will pay the discounted present value of any unpaid fixed-period installments to the payee's estate, except Option 2 when lifetime payments have been elected. Under Option 3 or 4, we will pay any balance to the payee's estate. The discounted present value of any remaining payments is calculated using a discount rate equal to the effective interest rate used to compute the benefit plus one percent (1%). With our consent, the option elected may provide for payment in another manner.

Limitations. You must obtain our consent to have an option under which proceeds are payable to:

o        joint or successive payees; or

o        other than a natural person.

                                                     CONTRACT RIGHTS

                                                  Contract Transactions
Surrenders, transfers, and loans requested by you and premium payments made by you are processed only on Valuation Dates that American National Insurance Company is open for business.  We are closed for business on Friday, November 28, 2008, and Friday, December 26, 2008, in observation of the Thanksgiving and Christmas holidays.  On Valuation Dates on which we are closed for business, only scheduled automated transactions (i.e. Monthly Deductions, periodic charges, Dollar Cost
Averaging program, Portfolio Rebalancing program, systematic withdrawal program) will be processed.

                                                      Loan Benefits

Loan Privileges. You can borrow money from us using your Contract as security for the loan. The minimum loan amount is
$100. Except as otherwise required by applicable state law or regulation:

o        during the first three (3) Contract Years, you cannot borrow more than seventy-five percent (75%) of the
         Surrender Value, as calculated at the end of the Valuation Period during which your loan request is received.

o        after the first three (3) Contract Years, you can borrow up to ninety percent (90%) of the Surrender Value, as calculated at the end of the Valuation Period during which your loan request is received.

Preferred loans accrue interest at a lower rate. We determine whether a loan is preferred at the time the loan is made.
A loan is a Preferred loan if the loan amount is equal to or less than the Surrender Value less premiums paid on the
Contract.

The amount available for a preferred loan is equal to the lesser of:

o        the above-mentioned loan limits, or

o        the Surrender Value less premiums paid (adjusted by partial surrenders).

The loan may be paid in whole or in part during the Insured's lifetime. Each loan payment must be at least $10 or the full amount of Contract Debt, if less. Loans generally are funded within seven (7) days after receipt of a written request. (See the "Postponement of Payments" provision in the "Other Policy Provisions" section of this Prospectus.)
Loans may have tax consequences. (See the "Federal Income Tax Considerations" section of this Prospectus.)

Interest. Loans will accrue interest on a daily basis at a rate of 4.0% per year, 3.0% on preferred loans. Interest is due and payable on each Contract anniversary date or when a loan payment is made if earlier. If unpaid, interest will be added to the amount of the loan and accrue interest at the same rate.

Amounts held to secure loans earn interest at the annual rate of 3.0% credited on the Contract anniversary. The amount of interest earned on the collateral held in our General Account will be allocated to the Subaccounts and the Fixed
Account on each Contract anniversary in the same proportion that premiums are being allocated to those Subaccounts and the Fixed Account at that time.

Effect of Loans. When a loan is made, we transfer Accumulation Value equal to the loan amount from the Separate Account and the Fixed Account to our General Account as security for the Contract Debt. The Accumulation Value transferred will be deducted from the Subaccounts and the Fixed Account in accordance with your instructions. The minimum amount that can remain in a Subaccount or the Fixed Account because of a loan is $100. If you do not provide allocation instructions, the Accumulation Value transferred will be allocated among the Subaccounts and the Fixed Account pro rata. If allocation instructions conflict with the $100 minimum described above, we may allocate the Accumulation Value transferred among the Subaccounts, and the Fixed Account pro rata. We will also transfer Accumulation Value from the Subaccounts and the
Fixed Account to the General Account to secure unpaid loan interest. We will allocate this transfer among the
Subaccounts and the Fixed Account as described above. We will not impose a charge for these transfers. A loan may have tax consequences. (See the "Federal Income Tax Considerations" section of this Prospectus.)

A loan may permanently affect the Accumulation Value, even if repaid. As long as a loan is outstanding, we hold an amount equal to the loan as collateral. The amount held as collateral is not affected by the Separate Account's investment performance. Amounts transferred from the Separate Account or the Fixed Account as collateral will affect the
Accumulation Value, whether or not the loan is repaid, because we credit the amount of the collateral at an annual interest rate of three percent (3%) rather than a rate of return reflecting the investment performance of the Separate
Account or the interest rate paid by the Fixed Account. Since your Death Benefit may be affected by Accumulation Value, a loan may also affect the amount of the Death Benefit, even if repaid.

Contract Debt. Contract Debt reduces Death Benefit Proceeds and Surrender Value. If the Contract Debt exceeds the
Accumulation Value less any surrender charge, you must pay the excess or your Contract will lapse. We will notify you of the amount that must be paid. (See the "Grace Period and Reinstatement" provision of this Prospectus.)

Repayment of Contract Debt. If we receive payments while a loan is outstanding, those payments are treated as additional premiums, unless you request otherwise. As Contract Debt is paid, we will transfer Accumulation Value equal to the amount of the loan payment from the General Account to the Subaccounts and the Fixed Account. We will allocate the transfers among the Subaccounts and the Fixed Account in the same proportion that premiums are being allocated at the time of the loan payment. We will make the allocation at the end of the Valuation Period during which the loan payment is received. If you do not pay the Contract Debt, we will deduct the amount of the Contract Debt from any amount payable under the Contract.

                                               Overloan Protection Benefit

If you elect the Overloan Protection Benefit,  your policy will not lapse due to excessive loans;  however,  you may elect to receive this benefit only if:

o        the Insured is age 75 or older;

o        the Contract is in its 16th Contract year or later;

o        the Contract Debt is less than 99.9% of the Accumulation  Value after the Overloan  Protection Benefit charge has been deducted from the Accumulation Value;

o        the Contract Debt is greater than the Specified Amount; and

o        the Contract is not a Modified  Endowment  Contract (See the "Tax  Treatment of Contract  Proceeds"  provision in the "Federal Income Tax Considerations" section of this Prospectus.);

o        the Death Benefit Qualification Test is the Guideline Premium Test.

You can elect the Overloan  Protection  Benefit if you have not received a notice of pending lapse on your Contract.  (See the "Grace Period and  Reinstatement"  provision of this  Prospectus.)  If you elect the Overloan  Protection  Benefit,  a one-time charge will be deducted from your  Accumulation  Value.  This charge is equal to your  Accumulation  Value on the date you make an election to invoke the benefit  times the Overloan  Protection  Benefit  Rate.  The  Overloan  Protection
Benefit Rate varies with the age of the Insured on the date of the election, but the maximum is 4.5%.

If you elect the  Overloan  Protection  Benefit,  the new  Specified  Amount  under the  Contract  will equal the Table of
Accumulation  Value Corridor  Percentage at the Insured's  attained age multiplied by the  Accumulation  Value on the date the  benefit is elected,  less the  benefit  charge.  If you elect the  Overloan  Protection  Benefit,  the Death  Benefit
Proceeds under the Contract will never be less than the Death Benefit Proceeds  immediately after the Overloan  Protection
Benefit is elected.  (See the "Death Benefit Proceeds" section of this Prospectus.)

When you elect the Overloan Protection Benefit, the following changes will apply to your Contract:

o        Your Death Benefit will be Death Benefit Option A;

o        You may not change the Specified Amount or the Death Benefit Option;

o        You may not make additional premium payments, though you may make loan repayments;

o        You may not make or take partial withdrawals or request additional loans;

o        No Monthly Deductions will by made;

o        Any additional riders with a separate charge will terminate;

o        Contract  Debt will  remain  outstanding  but the Loan  Interest  Rate  will be set  equal to the  Fixed  Account crediting rate; and

o        All Accumulation Value will be transferred to the Fixed Account.

When you elect this benefit,  the Internal  Revenue Service may consider the Contract Debt taxable.  The tax  consequences of the  Overloan  Protection  Benefit  have not been  addressed by the IRS or the courts.  If the Death  Benefit  Proceeds
(i.e.,  the excess of the Death  Benefit over the Contract  Debt) are nominal  after the Overloan  Protection  Benefit has been  elected,  it is possible  that the Internal  Revenue  Service  could  assert that the Contract  should be treated as terminated for tax purposes and the  outstanding  Contract Debt should be treated as a  distribution,  taxable as ordinary income to the extent of any earnings  accumulated in the Contract.  You should consult your attorney,  accountant or other tax advisor  before  electing this  benefit.  The Overloan  Protection  Benefit may not be available in all states and the conditions for election of the benefit may vary depending on where the Contract is issued.

                                                        Surrenders

During the life of the Insured, you can surrender the Contract in whole or in part by sending us a written request. The maximum amount available for surrender is the Surrender Value at the end of the Valuation Period during which the surrender request is received at our Home Office. Surrenders will generally be paid within seven (7) days of receipt of the written request. (See the "Postponement of Payments" provision in the "Other Policy Provisions" section of this
Prospectus.) Any proceeds payable upon full surrender shall be paid in one sum unless an optional method of payment is elected. (See the "Payment of Contracts Benefits" provision in the "Duration of the Contract" section of this
Prospectus.) Surrenders may have tax consequences. (See the "Federal Income Tax Considerations" section of this prospectus.)

Full Surrenders. If the Contract is being fully surrendered, you must return the Contract to us with your request.
Insurance coverage under the Contract will terminate as of the date of a full surrender.

Partial Surrenders. The amount of a partial surrender may not exceed the Surrender Value at the end of the Valuation
Period during which the request is received less an amount sufficient to cover Monthly Deductions for three (3) months.
The minimum partial surrender is $100.

The Accumulation Value will be reduced by the amount of partial surrender and any applicable partial surrender charge.
(See the "Partial Surrender Charge" provision in the "Charges and Deductions" section of this Prospectus.) This amount will be deducted from the Accumulation Value at the end of the Valuation Period during which the written request is received. The deduction will be allocated to the Subaccounts and the Fixed Account according to your instructions. If you do not provide allocation instructions we will allocate the partial surrender among the Subaccounts and the Fixed
Account pro rata.

Partial surrenders reduce the Death Benefit by the amount the Accumulation Value is reduced. If Option A is in effect, the Specified Amount will be reduced by the amount of the partial surrender. Where increases in Specified Amount occurred, a partial surrender will reduce the increases in order of the  more recent increase first and finally the initial Specified Amount. Thus, partial surrenders may affect the cost of insurance charge and the Net Amount at Risk.
(See "Cost of Insurance" in the "Charges and Deductions" section and "Methods of Affecting Insurance Protection" in the
"Contract Benefits" section of this Prospectus.) If Option B is in effect, the Specified Amount will not change, but the
Accumulation Value will be reduced.

The Specified Amount remaining in force after a partial surrender may not be less than the minimum Specified Amount of
$100,000. (See the "Change in Death Benefit Option" in the "Contract Benefits" section of this Prospectus.)

The amount of any partial surrender will generally be paid within seven (7) days after receipt of your written request.
(See the "Postponement of Payments" provision in the "Other Policy Provisions" section of this Prospectus.)

                                                        Transfers

Transfers from Fixed Account. During the thirty (30) day period following the Contract anniversary and each subsequent
Contract anniversary, you may make one (1) transfer from the Fixed Account to the Subaccounts. This transfer is free.
The amount you can transfer from the Fixed Account to the Subaccounts is the greater of:

o        twenty-five percent (25%) of the amount in the Fixed Account; or

o        $1,000.

If we receive a request to transfer funds out of the Fixed Account before the Contract anniversary, the transfer will be made at the end of the Valuation Period during which the Contract anniversary occurs. If we receive a proper transfer request within thirty (30) days after the Contract anniversary, the transfer will be made as of the end of the Valuation
Period in which we received the transfer request.

Transfers To and From Subaccounts. You can make transfers among the Subaccounts and to the Fixed Account subject to the following restrictions:

o        Requests for transfers must be in writing and must be received by our home office or may be made by telephone if a properly completed telephone authorization form is on file with us.
o        Requests for transfers must be clear and complete to be in good order.
o        Transfers from Subaccounts must be at least $250, or the balance of the Subaccount, if less.
o        The minimum amount which may remain in a Subaccount after a transfer is $100.
o        The first twelve (12) transfers in a Contract Year are free. A $10.00 fee will be deducted from the amount transferred for each additional transfer.
We will make transfers and determine values at the end of the Valuation Period in which your transfer request is received. We will only make transfers that are in good order. We may revoke or modify the transfer privilege. You cannot transfer to the dollar cost averaging Fixed Account options.

Special Note on Frequent Transfers - Additional Restrictions. The Contract is not appropriate for frequent transfers, market timing or any other kind of short-term trading strategy among Subaccounts. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract.

When you make a request to transfer Accumulation Value from one Subaccount to another, your request triggers the purchase and redemption of shares of the affected Portfolios.  These types of frequent transactions are referred to as
"Frequent Trading," "Market Timing,"or "Short-term Trading." We discourage Frequent Trading. Frequent Trading can have adverse effects for other Contract Owners, as well as other investors in the Portfolios. As these adverse effects occur in the value of the Portfolios, the value of the units in the corresponding Subaccounts is similarly affected. The adverse effects may occur in the following situations:

o        When purchases or redemption of shares of a Portfolio are made at net asset values that do not reflect the true value of the shares. This is often referred to as "arbitrage" and results in dilution of the value of the ownership interest of other investors in the Portfolio.

o        When a Portfolio is forced to liquidate holdings at an inopportune time in order to pay a redemption.
              Unexpectedly large or frequent redemptions can cause a Portfolio to sell investments prematurely and thereby lose otherwise available investment opportunities and gains.
o        When a Portfolio must maintain an unusually high liquidity level in order to satisfy redemptions caused by
              Frequent Trading. If investors in a Portfolio engage in Frequent Trading, a Portfolio must increase liquidity, or, in other words, keep higher levels of cash and cash equivalents instead of keeping the
              Portfolio invested in longer term assets. Higher liquidity can result in lower returns on the Portfolio assets.
o        When a Portfolio incurs increased brokerage commissions and administrative costs as a result of the Frequent
              Trading. Frequent Trading often causes a Portfolio to trade its investments more frequently. Such increased trading generally results in an increase in brokerage commission expenses and administrative costs for the
              Portfolios. The increased costs and expenses result in lower returns for investors in the Portfolios.
For the reasons discussed, we have adopted policies and procedures to help us identify and prevent Frequent Trading practices.  While our policies and procedures are designed to identify and protect against Frequent Trading practices, there can be no certainty that we will identify and prevent Frequent Trading in all instances.  When we do identify
Frequent Trading, we will apply our policies and procedures consistently to all Contract Owners without special arrangement, waiver, or exception.

If we determine that you are engaging in Frequent Trading activity among the Subaccounts, we may, without prior notice, refuse to honor or process a transfer, reverse a transfer, or impose certain restrictions on your transfer privileges.
If we reverse a transfer, we will do so within two (2) Valuation Dates.  We will attempt to inform you or your registered representative by telephone that the transfer has been deemed Frequent Trading or otherwise potentially harmful to others, that the transfer has not been honored, and/or that your transfer privileges have been restricted.

We monitor for Frequent Trading activity among the Subaccounts based upon established parameters applied consistently to all Contract Owners.  Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing.  For purposes of applying the parameters used to detect potential Frequent Trading and other potentially harmful activity, we may aggregate transfers made in two or more
Contracts that we believe are connected, such as two policies with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control.

We may vary our Frequent Trading policies and procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. Our Frequent Trading policies and procedures are currently the same for all
Subaccounts. We may, however, not always apply Frequent Trading detection methods to Subaccounts investing in Portfolios that, in our judgment, would not be particularly attractive for Frequent Trading or susceptible to the harmful effects of Frequent Trading discussed above. We may also vary our Frequent Trading policies and procedures among other variable insurance products to account for differences in various factors, such as operational systems and contract provisions.
The Company retains the discretion to change its Frequent Trading policies and procedures at any time.  The Company may even abandon such policies and procedures in the future; however, it is the Company's present intention to maintain a diligent effort to discourage, detect and deter Frequent Trading.

We reserve the right to place restrictions on the transfer privileges of all Contract Owners we believe may otherwise engage in Frequent Trading or trading activity that is otherwise harmful to others. For example, we may only accept transfers by U.S. mail. We may refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means. We may implement and administer redemption fees imposed by one or more of the Portfolios in the future.

Portfolio Frequent Trading Restrictions.  In addition to the restrictions we impose, each of the Portfolios may have its own Frequent Trading policies and procedures with respect to purchases and sales of Portfolio shares. The prospectuses of the Portfolios describe any such policies and procedures. The Frequent Trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the Frequent Trading policies and procedures of other Portfolios and the Frequent Trading policies and procedures for the Contract described in this Prospectus.

We are legally obligated to provide information about each amount you cause to be invested into or removed from the
Portfolio.  If a Portfolio identifies you as having violated the Portfolio's Frequent Trading Policies, we are obligated at the Portfolio's request, to restrict or prohibit any further investment by you in respect to that Portfolio.  Any such restriction or prohibition may remain in place indefinitely.  You should review and comply with each Portfolio's
Frequent Trading Policies, which are disclosed in the Portfolios' current prospectuses.

Postponed Transfers. Payment of withdrawal amounts and transfers may be postponed whenever:

o        the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC;

o        the SEC by order permits postponement for the protection of the Contract Owners; or

o        an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.

                                                  Telephone Transactions

You may make certain transactions under this Contract by telephoning us if you have executed and filed a telephone authorization form with us. You may only make telephone transactions by calling 1-800-306-2959.  We reserve the right to limit or prohibit telephone transactions.

Transactions that can be conducted over the telephone include:

o        transferring values;

o        changing how your premium payments are allocated; and

o        initiating, changing and stopping a Dollar Cost Averaging program or a Rebalancing program.

We will employ reasonable procedures to confirm that telephone instructions are genuine. These procedures may include, but are not limited to:

o        requiring callers to identify themselves and the Contract Owner or others (e.g., Beneficiary) by name, social security number, date of birth, or other identifying information;

o        confirming telephone transactions in writing to you; and/or

o        recording telephone transactions.

There are risks associated with telephone transactions that do not exist if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that we believe are genuine.

Please note that our telephone system may not always be available for telephone calls or facsimile transmissions. Any telephone system, whether it is ours, yours, your service provider's, or your registered representative's can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our home office.

                                                     Refund Privilege

Under state law, you have a free look period in which to examine a Contract and return it for a refund. The length of the free look period varies among different states, but generally runs for ten (10) days after your receipt of the
Contract. If the Contract is canceled during the free look period, you will receive a refund equal to premiums paid adjusted by investment gains during the fifteen (15) day period such premiums have been allocated to the Subaccount investing in the American National Money Market Portfolio. (See "Allocation of Premiums" in the "Payment and Allocation
of Premiums" section of this Prospectus.) A free look period also applies to any increase in Specified Amount. If you cancel the increase, you will receive the amount of premiums paid attributable to such increase in Specified Amount adjusted by investment gains or losses.

To cancel the Contract, you should mail or deliver the Contract to our Home Office or to the office of one of our agents. We may delay paying a refund of premiums paid by check until the check has cleared your bank. (See the
"Postponement of Payments" provision in the "Other Policy Provisions" section of this Prospectus.)

                                                  Dollar Cost Averaging

Under the dollar cost averaging program, you can instruct us to automatically transfer, on a periodic basis, a predetermined amount or percentage from any one Subaccount or Fixed Account, to any Subaccount(s) or Fixed Account. The
automatic transfers from the Subaccounts can occur monthly, quarterly, semi-annually, or annually. Transfers from the
Fixed Account can only occur semi-annually or annually and must be at least $1,000. The minimum transfer to each
Subaccount must be at least $100. At the time the program begins, you must have at least $10,000 Accumulation Value.
Transfers under dollar cost averaging will be made, and values resulting from the transfers determined, at the end of the Valuation Period that includes the transfer date designated in your instructions.

Using dollar cost averaging, you purchase more units when the unit value is low, and fewer units when the unit value is high. There is no guarantee that the dollar cost averaging program will result in higher Accumulation Value or otherwise be successful.

You can specify that only a certain number of transfers will be made, in which case the program will terminate when that number of transfers has been made. In addition, the program will terminate if Accumulation Value is less than $5,000 on a transfer date.

If you participate in the Fixed Account dollar cost averaging program, you may designate an amount to be held in one of the dollar cost averaging Fixed Account options until it is transferred to the Subaccounts or the Fixed Account as selected by you. The two options you must select from are a six (6) month or a twelve (12) month dollar cost averaging period. When you make an allocation to one of the dollar cost averaging Fixed Account options for this purpose, we will set an interest rate applicable to that amount. We will then credit interest at that rate to that amount until it has been entirely transferred to your chosen Subaccounts or the Fixed Account. Consistent with the option selected by you, we will complete the transfers within either six (6) or twelve (12) months of the allocation date, which will be the
Date of Issue. At our discretion, we may change the rate that we set for new allocations to the dollar cost averaging
Fixed Account options. We will never, however, set a rate less than an effective annual rate of three percent (3%). The program is available only for the initial premium payment received on or after the Date of Issue. The minimum premium payment to participate in the six (6) month dollar cost averaging option is $2,500.  The minimum premium payment to participate in the twelve (12) month dollar cost averaging option is $5,000.

You can increase or decrease the amount of transfers or discontinue the program by sending us written notice or, if a telephone transactions authorization form is on file, notifying us by phone. If you terminate the program any remaining balance in the Fixed Account dollar cost averaging option will be transferred to the Fixed Account. There is no charge for this program and transfers made pursuant to this program will not be counted in determining the number of free transfers.

                                                       Rebalancing

Because the Subaccounts and the Fixed Account may have different investment results, your Accumulation Value may not stay in the same percentages as your initial allocation instructions. At your request, we will rebalance your
Accumulation Value by allocating premiums and transferring Accumulation Value to ensure conformity with your allocation instructions. We will rebalance your Accumulation Value on a calendar quarter, semi-annual or annual basis according to your instructions. We will rebalance, and determine any values resulting from the rebalancing, at the end of the
Valuation Period that includes the rebalancing date in your request. There is no charge for this program and transfers made pursuant to this program will not be counted in determining the number of free transfers. At the time the program begins, you must have at least $10,000 of Accumulation Value. If the Accumulation Value is less than $5,000 on a rebalancing date, the program will be discontinued.

You can request participation in the rebalancing program at any time. You can discontinue the program by sending us written notice or, if a telephone transfer authorization form is on file with us, by calling by telephone.

                                            PAYMENT AND ALLOCATION OF PREMIUMS

                                                  Issuance of a Contract

If you want to purchase a Contract, you must complete an application and submit it to our Home Office. We will only issue a Contract to individuals 85 years of age or less on their last birthday who supply satisfactory evidence of insurability. The maximum age may be less in certain states.  Acceptance is subject to our underwriting rules.

The Date of Issue is used to determine Contract anniversary dates, Contract Years, and Contract months.

                                                         Premiums

You must pay the initial premium for the Contract to be in force. The initial premium must be at least one-twelfth
(1/12th) of the first year Guaranteed Coverage Premium. The initial premium and all other premiums are payable at our
Home Office. Subject to certain limitations, you have flexibility in determining the frequency and amount of premiums since the Planned Periodic Premium schedule is not binding on you.

                                                   Premium Flexibility

You may make unscheduled premium payments at any time in any amount, subject to the premium limitations described herein.

Planned Periodic Premiums. At the time the Contract is issued, you can determine a Planned Periodic Premium schedule.
The amounts and frequency of the Planned Periodic Premiums will be shown on the Data Page. During the Guaranteed
Coverage Benefit period, the Planned Periodic Premium must be at least the Guaranteed Coverage Premium. You are not required to pay premiums in accordance with the Planned Periodic Premium schedule.

You can change the frequency and amount of Planned Periodic Premiums by sending a written request to our Home Office. We may limit any increase in premium to comply with applicable federal tax law. We will send premium payment notices annually, semi-annually, quarterly or monthly depending upon the frequency of the Planned Periodic Premiums. Payment of the Planned Periodic Premiums does not guarantee that the Contract will remain in force unless the Guaranteed Coverage
Benefit provision is in effect.

Premium Limitations. Total premiums paid cannot exceed the current maximum premium limitations established by the guideline premium tax qualification test. If a premium is paid which would cause total premiums to exceed the maximum premium limitation, we will only accept that portion of the premium equal to the maximum. We will return any part of the premium in excess of that amount or apply it as otherwise agreed. No further premiums will be accepted until permitted under the federal tax laws prescribing maximum premium limitations.

We may refuse to accept a premium or require additional evidence of insurability if the premium would increase the Net
Amount at Risk. We may also establish a minimum acceptable premium amount.

Premiums Upon Increase in Specified Amount. If you request an increase in the Specified Amount, we will notify you if any additional premium is required. Whether additional premium will be required will depend upon:

o        the Accumulation Value of the Contract at the time of the increase; and

o        the amount of the increase you request.

                                      Allocation of Premiums and Accumulation Value

Allocation of Premiums. Premiums are allocated according to your instructions. The minimum percentage or premium that you may allocate to any one Subaccount or to the Fixed Account is the greater of one percent (1%) or $20. You can change the allocation without charge by providing proper written notification to our Home Office. Your notice must include the
Contract number to which the instructions apply. Your revised allocation instructions will apply to premiums received by us on or after the date proper written notification is received. You may also change how your premium payments are allocated by telephone, if you have a telephone transactions authorization on file with us.

The American National Fund's Board of Directors approved a Plan of Liquidation and Dissolution ("Liquidations") with respect to the American National Government Bond Portfolio, the American National High Yield Bond Portfolio, and the
American National International Stock Portfolio and recommended that the Liquidations be submitted to the shareholders of the Portfolios for approval.  A Special Meeting of Shareholders of these Portfolios was held on November 10, 2008,
(the "Shareholders' Meeting") to consider such action.  The Liquidations were approved at the Shareholders' Meeting, and these Portfolios will close on December 5, 2008, and will no longer exist.

As the Liquidations were approved: (1) the last day that the Subaccounts that invest in the American National Government
Bond Portfolio, the American National High Yield Bond Portfolio, and the American National International Stock Portfolio
will accept purchases, surrenders or any other transaction is December 4, 2008; (2) on December 5, 2008, any value remaining the Subaccounts that invest in the American National Government Bond Portfolio, the American National High
Yield Bond Portfolio, and the American National International Stock Portfolio will be transferred to the American
National Money Market Subaccount; (3)  the Subaccounts investing in the American National Government Bond Portfolio, the
American National High Yield Bond Portfolio, and the American National International Stock Portfolio will be deleted from any instructions you have given us regarding your future premium payment allocation, dollar cost averaging program, rebalancing program, and requests for loans and unless we receive different instructions from you, we will reassign the allocation percentages for such Subaccounts to the American National Money Market Subaccount on December 5, 2008; and
(4) the Subaccounts that previously invested in the American National Government Bond Portfolio, the American National
High Yield Bond Portfolio, and the American National International Stock Portfolio will be closed and no longer exist.

If you want to provide different instructions, please submit your written instructions to P.O. Box 1893, Galveston,
Texas 77553-1893, or, if you have a telephone authorization on file, call us at 1-800-306-2959.

The American National Fund's Board of Directors approved a Plan of Reorganization ("Reorganization") for the American
National Small-Cap/Mid-Cap Portfolio to merge into the American National Growth Portfolio and recommended that the shareholders approve the Reorganization.  The Shareholders' Meeting was held on November 10, 2008, to consider such action.  The shareholders approved the Reorganization, and on December 5, 2008, the American National Small-Cap/Mid-Cap
Portfolio will merge into the American National Growth Portfolio.

As the Reorganization was approved: (1) the last day that the Subaccount that invests in the American National
Small-Cap/Mid-Cap Portfolio will accept purchases, surrenders or any other transactions is December 4, 2008; (2) on
December 5, 2008, any value remaining the Subaccount that previously invested  in the American National
Small-Cap/Mid-Cap Portfolio will be transferred to the American National Growth Subaccount; (3) the Subaccount investing in the American National Small-Cap/Mid-Cap will be deleted from any instructions you have given us regarding your new premium payment allocation, dollar cost averaging program, rebalancing program, and requests for loans; and unless we receive different instructions from you, we will reassign the allocation percentages for the American National
Small-Cap/Mid-Cap to the American National Growth Subaccount on December 5, 2008; and (4) on December 5, 2008, the
Subaccount that previously invested in the American National Small-Cap/Mid-Cap Portfolio will be closed and no longer exist..

If you want to provide different instructions, please submit your written instructions to P. O. Box 1893, Galveston,
Texas 77553-1893, or, if you have a telephone authorization on file, call us at 1-800-306-2959.

Ways to Make Premium Payments. You may pay premiums by check drawn on a U.S. bank in U.S. dollars and made payable to
"American National Insurance Company" or "ANICO."  Premiums made after the initial premium should be sent directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to American National Insurance Company, PO Box 1893, Galveston, TX 77553-1893. We also accept premium payments by bank draft, wire or exchange from another insurance company. Premium payments from salary deduction plans may be made only if we agree.

If we receive your premiums through payroll allotment, such as salary deduction or salary reduction programs, we consider that we receive your premium on the day we actually receive it, rather than the day the deduction from your payroll occurs. This is important for you to know because your premium receives no interest or earnings for the time between the deduction from your payroll and our receipt of the payment.

Accumulation Value. The value of Subaccounts will vary with the investment performance of these Subaccounts and you bear the risk that those investments might actually lose money. The performance of these investments affects the Accumulation
Value and may affect the Death Benefit as well.

                                              Grace Period and Reinstatement

Grace Period. If the Surrender Value is insufficient to pay the Monthly Deduction, you have a grace period of sixty-one
(61) days to pay an additional premium. The grace period begins on the date Surrender Value is insufficient to cover the
Monthly Deduction. At the beginning of the grace period, we will mail you notice to your last known address we have on file advising you of the necessary additional premium. If you do not pay the additional premium during the grace period, the Contract will terminate. If the Contract terminates and is not reinstated as described below, the Contract will have no Accumulation Value, Surrender Value or Death Benefits. If the Insured dies during the grace period, any overdue
Monthly Deductions and Contract Debt will be deducted from the Death Benefit Proceeds. No loans, partial surrenders or transfers are permitted during the Grace Period.

Reinstatement. A Contract may be reinstated any time within five (5) years after termination. A Contract cannot be reinstated if it was surrendered. For Contract WQVUL08, at reinstatement the Insured must be insurable for the Contract, at the same underwriting classification as on the Date of Issue of the Contract.  For Contract WQVUL reinstatement will be effected based on the Insured's underwriting classification at the time of the reinstatement.
Reinstatement is subject to the following:

o        evidence of insurability satisfactory to us;

o        reinstatement or repayment of Contract Debt;

o        repayment of any amount of Contract Debt greater than the Surrender Value of reinstated Contract;

o        payment of Monthly Deductions not collected during the grace period; and

o        payment of the premium sufficient to pay the Monthly Deduction for three (3) months after the date of reinstatement. You must also make a premium payment in an amount that will provide a Surrender Value sufficient to pay the next Monthly Deduction after the date of reinstatement. This is necessary in order to avoid the
         Contract immediately going into another Grace Period.

The original Date of Issue, and the Effective Dates of increases in Specified Amount (if applicable), will be used for purposes of calculating Monthly Deductions and the surrender charge. If any Contract Debt was reinstated, an amount equal to the debt will be held in our General Account. During the lapse period, Contract Debt will accrue interest at a rate of six percent (6%). The Effective Date of reinstatement will be the first Monthly Deduction Date on or next following the date we approve the application for reinstatement.  The surrender charge schedule for the Contract will be restored as of the Date of Issue. The Accumulation Value as of the date the Contract entered into the grace period will be credited to the reinstated Contract.  If Contract Debt is restored, interest earned on the loaned portion of the
Accumulation Value during the period of lapse will be credited to the reinstated Contract.

                                                  CHARGES AND DEDUCTIONS

                                                     Premium Charges

A premium charge of six percent (6%) will be deducted from any premium payment before allocating such premiums among the
Subaccounts and the Fixed Account. After the first ten (10) Contract Years, the premium charge is four percent (4%), and will be deducted from any premium received. We reserve the right to change the premium charge. We can change the premium charge only once each Contract Year. The premium charge will never exceed six percent (6%).

                                             Charges from Accumulation Value

Monthly Deductions and Daily Asset Charges (Mortality and Expense Fees) will reduce the Accumulation Value.

Monthly Deduction. On each Monthly Deduction Date the Accumulation Value is reduced by:

o        Cost of Insurance Charge. Because the cost of insurance depends upon several variables, the cost can vary from month to month. We will determine the monthly cost of insurance charges by multiplying the applicable cost of insurance rate by the Net Amount at Risk, as of the Monthly Deduction Date, for each Contract month.

o        Charge for the Cost of any Riders.

o        Automatic Increase Rider.  The monthly fee is charged per $1,000 of the Specified Amount based upon the
                  Insured's sex, Attained Age, Specified Amount and underwriting class.  The Minimum cost of insurance rate for this rider is $.01 per $1,000 of Specified Amount.  The Maximum cost of insurance rate for this rider is $.06 per $1,000 of Specified Amount.

o        Waiver of Stipulated Premium Rider.  The monthly fee is charged per $1,000 of the Specified Amount based upon the Insured's sex, Attained Age, Specified Amount and underwriting class.  The Minimum cost of insurance rate for this rider is .09% of the premium.  The Maximum cost of insurance rate for this rider is 0.38% of the premium.

o        Term Rider.  The monthly fee is charged per $1,000 of the death benefit rider based on the Insured's sex,
                  Attained Age, Specified Amount and underwriting class.  The Minimum cost of insurance rate for this rider for Contract Form Number WQVUL08 is $0.18 per $1,000 of rider Death Benefit.  The Maximum cost of insurance rate for this rider for Contract Form Number WQVUL08 is $40.91 per $1,000 of rider Death
                  Benefit.  The Minimum cost of insurance rate for this rider for Contract Form Number WQVUL is $0.02 per $1,000 of rider Death Benefit.  The Maximum cost of insurance rate for this rider for Contract
                  Form Number WQVUL is $83.34 per $1,000 of rider Death Benefit.

o        Monthly Maintenance Fee. The monthly maintenance fee is $7.50.

o        Monthly Expense Fee. The monthly fee is charged per $1,000 of Specified Amount based upon the issue age, risk class, Guarantee Coverage Benefit period, and number of Contract Years the Contact has been in force. The monthly fee is determined when the Contract is issued. For Contract Form Number WQVUL08, we do not assess a monthly expense fee after fifteen (15) Contract Years.  For Contract Form Number WQVUL we assess a monthly expense fee for five (5) Contract Years or longer if  you have selected the lifetime Guaranteed Coverage
         Benefit period. (See the "Guaranteed Coverage Benefit" provision in the "Contract Benefits" section of this
         Prospectus and the "Monthly Expense Fee" in the Fee Table entitled "Periodic Charges Other Than Portfolio
         Operating Expenses" in this Prospectus).

The Monthly Deduction is the sum of the cost of insurance charge, applicable charge for any riders, the monthly maintenance fee, and the monthly expense fee. The Monthly Deduction compensates us for providing the insurance benefits and administering the Contract. We deduct the Monthly Deduction as of the Date of Issue and on each Monthly Deduction
Date thereafter. We will allocate the deduction among the Subaccounts and the Fixed Account pro rata. The cost of insurance, monthly expense fee, and the monthly maintenance fee are further described below. Because portions of the
Monthly Deduction, such as the cost of insurance, can vary from month to month, the Monthly Deduction itself may vary in amount from month to month.

Cost of Insurance. The monthly cost of insurance rate is based on the Insured's sex, Attained Age, Specified Amount, and
underwriting risk class. The rate may vary if the Insured is a nicotine user or nicotine non-user, if the Insured is in a preferred or standard risk classification, or if the Insured is in a substandard risk classification and rated with a tabular extra rating.

For the initial Specified Amount, the cost of insurance rate will not exceed those in the schedule of monthly guaranteed maximum cost of insurance rates shown on the Data Page. These guaranteed rates are based on the Insured's age on his or her last birthday. The current rates for Contract Form Number WQVUL08 range between twelve percent (12%) and ninety-three percent (93%) of the guaranteed rates.  The rates for Contract Form Number WQVUL range between twenty-eight
(28%) and sixty-five percent (65%) of the guaranteed rates.  Any change in the current cost of insurance rates will apply to all persons of the same age, sex, risk class and Specified Amount.

Under Contract Form Number WQVUL08, guaranteed maximum cost of insurance rates are calculated based on the 2001
Commissioners Standard Ordinary (CSO) Male or Female Smoker or Nonsmoker Mortality Tables (Age Last Birthday), for issue or increase ages 16 and above.  For ages 0-15, the 2001 CSO Male or Female Mortality Table (Age Last Birthday) was used through Attained Age 15 and the 2001 CSO Male or Female Nonsmoker Mortality Table (Age Last Birthday) for Attained Ages
16 and above.

Under Contract form number WQVUL the cost of insurance rates and ranges are based on the 1980 CSO.

The underwriting risk class for the initial Specified Amount and the Specified Amount for any increase may be different.
Consequently, the cost of insurance rate for the initial Specified Amount and each increase in Specified Amount may be different. Decreases will also be reflected in the cost of insurance rate. (See the "Change in Specified Amount"
provision in the "Contract Benefits" section of this Prospectus.)

The actual charges made during the Contract Year will be shown in the annual report delivered to you.

The rate class of an Insured may affect the cost of insurance rate. We currently place Insureds into a preferred rate class, standard rate class, or substandard rate class that involves a higher mortality risk. In an otherwise identical
Contract, an Insured in the standard rate class will typically have a lower cost of insurance than an Insured in a substandard rate class. Similarly, in an otherwise identical Contract, an Insured in a preferred rate class typically has a lower cost of insurance than one in a standard rate class. If a Contract is rated at issue with a tabular extra rating, the guaranteed rate is generally a multiple of the guaranteed rate for a standard issue.

Insureds may also be assigned a flat extra rating to reflect certain additional risks. The flat extra rating will increase the total Monthly Deduction.

Daily Asset Charge (Mortality and Expense Risk Fees). On each Valuation Date, each unit value is reduced by a Daily
Asset Charge not to exceed 0.70% annually of the average daily net assets in each Subaccount. Currently, the Daily Asset
Charge is 0.70% for the first fifteen (15) Contract Years. Thereafter, there is no Daily Asset Charge, but we reserve the right to impose a Daily Asset Charge, not to exceed 0.70% annually.

This charge is to compensate us for mortality and expense risks ("M&E"). The mortality risk is that Insureds may live for a shorter time than we assumed. If so, we will have to pay Death Benefits greater than we estimated. The expense risk is that expenses incurred in issuing and administering the Contracts will exceed our estimates. We reserve the right to change the Daily Asset Charge once each Contract Year. The deduction will equal the annual rate divided by 365 and multiplying the result by the number of days since the last Valuation Date. We will not deduct a Daily Asset Charge from the Fixed Account.

Surrender Charge. If you surrender all or a part of your Contract, we may assess a surrender charge. Surrender charges are intended to compensate us for the costs of distributing the Contract.

We may also assess a surrender charge upon decreases in Specified Amount or upon Death Benefit option changes that result in a decrease in Specified Amount. (See the "Change in Specified Amount" provision in the "Contact Benefits"
section of this Prospectus.)

The surrender charge is more substantial in early Contract Years. Accordingly, the Contract is more suitable for long-term purposes.

The surrender charge for a full surrender is assessed based on a rate per $1,000 of Specified Amount, with the charges being calculated separately for the original Specified Amount and each increase, if any, in Specified Amount. The surrender charge for the initial Specified Amount is applicable until the 16th Contract anniversary. For an elective increase in Specified Amount, the surrender charge is applicable for fifteen (15) years after the Effective Date of such increase. Thereafter, there is no surrender charge.

Under Contract Form Number WQVUL08, the surrender charge varies by Age at Issue and risk class. In the first Contract
Year, the surrender charge shall range from $12.95 per $1,000 of Specified Amount to $57.90 per $1,000 of Specified
Amount. The surrender charge reduces to zero after fifteen (15) years.  The surrender charges under Contract form number
WQVUL are slightly different.

Partial Surrender Charge. We will impose a $25 fee for each partial surrender of any amount. In addition, if Death
Benefit Option A is in effect, a partial surrender charge will be charged for the related decrease in Specified Amount.
The partial surrender charge is in proportion to the surrender charge that would apply to a full surrender. (See the
"Change in Specified Amount" provision in the "Contracts Benefits" section of this Prospectus.)

Transfer Charge. We will make the first twelve (12) transfers of Accumulation Value in any Contract Year without a transfer charge. A charge of $10 will be deducted from the amount transferred for each additional transfer among the
Subaccounts or from the Subaccounts to the Fixed Account. This charge compensates us for the costs of effecting the transfer. The transfer charge cannot be increased.

Expense Recoupment. We intend to recoup the cost of benefits, issue and underwriting costs, administrative costs, commissions, taxes and other sales expenses primarily, but not exclusively, through:

o        the monthly expense fee;
o        the monthly maintenance fee;
o        the sales charge;
o        the deferred sales charge;
o        the Daily Asset Charge (mortality and expense risk charge);
o        the cost of insurance charge;
o        revenues, including 12b-1 fees or a portion thereof, if any, received from the Portfolios or their managers; and
o        investment earning on amounts allocated under Contracts to the Fixed Account.

Commissions paid on the Contract, including other incentives or payments, are not directly charged to the Contract
Owners or the Separate Account.

Fees and Expenses Incurred by Portfolios. In addition, the managers of the Portfolios will charge certain fees and expenses against the Portfolios. (See the "Annual Portfolio Company Operating Expenses" table in the "Risk/Benefit
Summary: Fee Tables" section of this Prospectus. Also, see the Funds' prospectuses.) No Portfolio fees or expenses will be charged from the Fixed Account.

Taxes. Currently, we will not make a charge against the Separate Account for federal, state, or local income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any federal tax, or any significant state or local tax treatment of the Company changes. We would deduct such charges, if any, from the Separate Account and/or the Fixed Account. We would not realize a profit on such tax charges with respect to the
Contracts.

                                                  Exceptions to Charges

We may reduce the premium charge, surrender charge, monthly expense fee, monthly fee, cost of insurance and Daily Asset
Charge for, or credit additional amounts on, sales of the Contract to a trustee, employer, or similar entity where we determine that such sales result in savings of sales or administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of American National Insurance Company and any of its subsidiaries may be permitted to purchase the Contract with substantial reductions of premium charge, surrender charge, monthly expense fee, monthly maintenance fee, cost of insurance or Daily Asset Charge.

The Contract may be sold directly, without compensation, to: (1) a registered representative, (2) employees, officers, directors, and trustees of American National Insurance Company and its subsidiaries, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and (3) employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contract, and spouses and immediate family members of the foregoing. If sold under these circumstances, a Contract may be credited in part or in whole with any cost savings resulting from the sale being direct, rather than through an agent with an associated commission, but only if such credit will not be unfairly discriminatory to any person.

                                           AMERICAN NATIONAL INSURANCE COMPANY,
                                             THE SEPARATE ACCOUNT, THE FUNDS
                                                  AND THE FIXED ACCOUNT

                                           American National Insurance Company

Our home office is located at the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550. You may
also contact us at P.O. Box 1983, Galveston, TX 77553-1893.

                                                   The Separate Account

The assets of the Separate Account are held exclusively for your benefit and the benefit of other people entitled to payments under variable life Contracts we issue. Incomes, gains, and losses credited to, or charged against, the
Separate Account reflect the Separate Account's own investment experience and not the investment experience of American
National's other assets. The assets of the Separate Account may not be used to pay any liabilities of American National other than those arising from the Contract. We are obligated to pay all amounts promised to the Contract Owners under the Contract. We are the legal holders of the Separate Account's assets. The assets are held separate and apart from the
General Account assets. We maintain records of all purchases and redemptions of shares of Portfolios by each of the
Subaccounts. We will at all times maintain assets in the Separate Account with a total market value at least equal to the reserve and other Contract liabilities of the Separate Account. Liabilities arising out of other aspects of our business cannot be charged against the assets of the Separate Account. Income, as well as both realized and unrealized gains or losses from the Separate Account's assets, are credited to or charged against the Separate Account without regard to income, gains or losses arising out of other aspects of our business. If, however, the Separate Account's assets exceed its liabilities, the excess shall be available to cover the liabilities of our General Account.

The Separate Account will purchase and redeem shares of the Portfolios at net asset value. The net asset value of a share is equal to the total assets of the Portfolio less the total liabilities of the Portfolio divided by the number of shares outstanding.

We will redeem shares in the Portfolios as needed to:

o        collect charges;
o        pay the Surrender Value;
o        secure loans;
o        provide benefits; or
o        transfer assets from one Subaccount to another, or to the Fixed Account.

Any dividend or capital gain distribution received from a Portfolio will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

The Separate Account may include other Subaccounts that are not available under the Contract. We may from time to time discontinue the availability of some of the Subaccounts. If the availability of a Subaccount is discontinued, we may redeem any shares in the corresponding Portfolio and substitute shares of another registered, open-end management company.

We may also establish additional Subaccounts. Each new Subaccount would correspond to a Portfolio of a registered, open-end management company. We would establish the terms upon which existing Contract Owners could purchase units in the Subaccounts corresponding to such Portfolios.

If any of these substitutions or changes is made, we may change the Contract by sending an endorsement. We may:

o        operate the Separate Account as a management company;
o        de-register the Separate Account if registration is no longer required;
o        combine the Separate Account with other separate accounts;
o        restrict or eliminate any voting rights associated with the Separate Account; or
o        transfer the assets of the Separate Account relating to the Contracts to another separate account.

We will not make any changes to the menu of Portfolios or to the Separate Account without complying with applicable laws and regulations. Such laws and regulations may require notice to and approval from the Contract Owners, the SEC, and state insurance regulatory authorities.

Since we are the legal holders of the Portfolio shares held by the Separate Account, we can vote on any matter that may be voted upon at a shareholder's meeting. To the extent required by law, we will vote all shares of the Portfolios held in the Separate Account at shareholders' meetings in accordance with instructions we receive from you and other Contract
Owners. The number of votes for which each Contract Owner has the right to provide instructions will be determined as of the record date selected by the Fund's Board of Directors. We will furnish Contract Owners with the proper forms, materials, and reports to enable them to give us these instructions. We will vote Portfolio shares held in each
Subaccount for which no timely instructions from Contract Owners are received and shares held in each Subaccount which do not support Contract Owner interests in the same proportion as those shares in that Subaccount for which timely instructions are received. Voting instructions to abstain on any item to be voted will be applied on a pro-rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Portfolios in our own right.

The Separate Account is not the only separate account that invests in the Portfolios. Other separate accounts, including those funding other variable life insurance Contracts, variable annuity Contracts, other insurance company variable
Contracts and retirement plans, invest in certain of the Portfolios. We do not currently see any disadvantages to you resulting from the Portfolios selling shares to fund products other than the Contract. However, there is a possibility that a material conflict of interest may arise between the Contract Owners and the owners of variable life insurance policies and the owners of variable annuity contracts whose values are allocated to another separate account investing in the Portfolios. In addition, there is a possibility that a material conflict may arise between the interests of
Contract Owners or owners of other contracts and the retirement plans, which invest in the Portfolios or those plans'
participants. If a material conflict arises, we will take any necessary steps, including removing the Portfolio from the
Separate Account, to resolve the matter. The Board of Directors of each Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses for the Portfolios for more information.

The Funds

Each Subaccount invests in shares of a corresponding Portfolio of a Fund. Before investing in any of the Subaccounts, the accompanying prospectuses for the Portfolios should be read in conjunction with this Prospectus. The prospectuses contain a full description of the Funds, their investment policies and restrictions, risks, charges and expenses and other aspects of their operation. The investment objectives of each Portfolio are stated below.

FUND:         AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

Subaccount investing in:                                  Investment objective:
--------------------------------------------------------------------------------------------------------------------------

American National Growth Portfolio                        seeks to achieve long-term capital appreciation
--------------------------------------------------------------------------------------------------------------------------
American National Balanced Portfolio                      seeks to conserve principal, produce current income, and
                                                          achieve long-term capital appreciation
American National Equity Income Portfolio                 seeks current income and long-term capital appreciation
American National High Yield Bond Portfolio€         seeks to provide a high level of current income; as a secondary investment objective, the Portfolio seeks capital appreciation
American National International Stock Portfolio€     seeks to obtain long-term growth of capital through investments primarily in the equity securities of established, non-U.S.
                                                          companies
American National Small-Cap/Mid-Cap Portfolioƒ       seeks to provide long-term capital growth by investing
                                                          primarily in stocks of small to medium-sized companies
American National Government Bond Portfolio€         seeks to provide as high a level of current income, liquidity, and safety of principal as is consistent with prudent
                                                          investment risks through investment in a Portfolio consisting primarily of securities issued or guaranteed by the U.S.
                                                          Government, its agencies, or instrumentalities
American National Money Market Portfolio                  seeks the highest current income consistent with the
                                                          preservation of capital and maintenance of liquidity
€On May 29, 2008,  American National Investment Account, Inc.'s Board of Directors approved a Plan of Liquidation and
Dissolution ("Liquidation") with respect to these Portfolios. A Special Meeting of Shareholders of these Portfolios was held on November 10, 2008. At this meeting, the shareholders approved the Liquidation.  These Portfolios will close on
December 5, 2008, and will no longer exist.
ƒOn May 29, 2008, American National Investment Account, Inc.'s Board of Directors approved a Plan of Reorganization
("Reorganization") for the American National Small-Cap/Mid-Cap Portfolio to merge into the American National Growth
Portfolio on or about December 5, 2008. A Special Meeting of Shareholders was held on November 10, 2008. At this meeting the shareholders approved the Reorganization., On December 5, 2008, the American National Small-Cap/Mid-Cap Portfolio
will merge into the American National Growth Portfolio.

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

Subaccount investing in:                                  Investment objective:
--------------------------------------------------------------------------------------------------------------------------

Alger American SmallCap Growth Portfolio•                 seeks long-term capital appreciation
--------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio§             seeks long-term capital appreciation
Alger American MidCap Growth Portfolio                     seeks long-term capital appreciation
Alger American Capital Appreciation Portfolio‡        seeks long-term capital appreciation
Alger American Income & Growth Portfolio               primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation
Alger American Balanced Portfolio                          seeks current income and long-term capital appreciation

• Formerly Alger American Small Capitalization Portfolio. Not available for investment for Contracts issued on or after
July 1, 2007.
§.Formerly Alger American Growth Portfolio.
‡Formerly Alger American Leveraged AllCap Portfolio.

FUND:         FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------------------
ADVISER:      FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA IS THE ADVISER FOR FEDERATED CAPITAL INCOME FUND II,
              FEDERATED MID CAP GROWTH STRATEGIES FUND II, FEDERATED EQUITY INCOME FUND II AND FEDERATED KAUFMANN FUND II
--------------------------------------------------------------------------------------------------------------------------
Subaccount investing in:                                               Investment objective:

--------------------------------------------------------------------------------------------------------------------------
Federated Capital Income Fund II                                       seeks to achieve high current
Subadvised by: Federated Investment                                    income and moderate
Management Company                                                     capital appreciation
--------------------------------------------------------------------------------------------------------------------------
Federated Mid Cap Growth Strategies Fund II                            seeks capital appreciation
--------------------------------------------------------------------------------------------------------------------------
Federated Equity Income Fund II                                        seeks to provide above average income and capital
                                                                       appreciation
--------------------------------------------------------------------------------------------------------------------------
Federated Kaufmann Fund II - Primary Shares                            seeks capital appreciation
--------------------------------------------------------------------------------------------------------------------------
Subadvised by: Federated Global Investment
Management Corp.

--------------------------------------------------------------------------------------------------------------------------
ADVISER:  FEDERATED INVESTMENT MANAGEMENT COMPANY IS THE ADVISER FOR FEDERATED HIGH INCOME BOND FUND II, FEDERATED FUND
              FOR U.S. GOVERNMENT SECURITIES II AND FEDERATED QUALITY FUND II
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Subaccount investing in:                                               Investment objective:
--------------------------------------------------------------------------------------------------------------------------

Federated High Income Bond Fund II - Primary Shares                    seek high current income
--------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                       seeks to provide current income
--------------------------------------------------------------------------------------------------------------------------
Federated Quality Bond Fund II - Primary Shares                        seeks to provide current income
--------------------------------------------------------------------------------------------------------------------------
FUND:    FIDELITY®VARIABLE INSURANCE PRODUCTS SERVICE CLASS 2
ADVISER: FIDELITY MANAGEMENT &RESEARCH COMPANY

Subaccount investing in:                                  Investment objective:
--------------------------------------------------------------------------------------------------------------------------

VIP Mid Cap Portfolio                                     seeks long-term growth of capital
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited, FMR Co., Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
FMR Co., Inc.
--------------------------------------------------------------------------------------------------------------------------
VIP Index 500 Portfolio                                   seeks investment results that correspond to the total return of common stocks publicly traded in the U.S., as represented by the Standard & Poor's 500SM Index (S&P 500®)
Subadvised by:
--------------------------------------------------------------------------------------------------------------------------
Geode Capital Management
FMR Co., Inc
VIP Contrafund®Portfolio                                 seeks long-term capital appreciation
subadvised by:
--------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
Subaccount investing in:                                  Investment objective:
--------------------------------------------------------------------------------------------------------------------------

VIP Aggressive Growth Portfolio                           seeks capital appreciation
subadvised by:
--------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (U.K.) Inc.
--------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
--------------------------------------------------------------------------------------------------------------------------
FMR Co., Inc.
--------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                        seeks to provide capital growth
subadvised by:
--------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (U.K.) Inc.
--------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Equity-Income Portfolio                               seeks reasonable income and will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500(R)
subadvised by:
--------------------------------------------------------------------------------------------------------------------------
FMR Co., Inc.
--------------------------------------------------------------------------------------------------------------------------
Subaccount investing in:                                  Investment objective:
--------------------------------------------------------------------------------------------------------------------------

VIP Investment Grade Bond Portfolio                       seeks as high level of current income as is consistent with the preservation of capital
subadvised by:
--------------------------------------------------------------------------------------------------------------------------
Fidelity International Investment Advisors
--------------------------------------------------------------------------------------------------------------------------
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Money Management, Inc.
--------------------------------------------------------------------------------------------------------------------------
VIP Growth and Income Portfolio                           seeks high total return through a combination of current income and capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
--------------------------------------------------------------------------------------------------------------------------
VIP Value Portfolio                                       seeks capital appreciation
subadvised by:
--------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (U.K.) Inc.
--------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
Subaccount investing in:                                  Investment objective:
--------------------------------------------------------------------------------------------------------------------------

VIP Value Leaders Portfolio                               seeks capital appreciation
subadvised by:
--------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (U.K.) Inc.
--------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
--------------------------------------------------------------------------------------------------------------------------

VIP Value Strategies Portfolio                            seeks capital appreciation
subadvised by:
--------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (U.K.) Inc.
--------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.

--------------------------------------------------------------------------------------------------------------------------
FUND:         AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
ADVISER:      INVESCO AIM ADVISORS, INC
--------------------------------------------------------------------------------------------------------------------------
Subaccount investing in:                                  Investment objective:

--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                          seeks capital growth
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Small Cap Equity Fund                            seeks long-term  growth of capital
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                   seeks capital growth and also seeks current income
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dynamics Fund                                    seeks long-term capital growth
AIM V.I. Financial Services Fund                          seeks capital growth
AIM V.I. Technology Fund                                  seeks capital growth
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Fund                          seeks to achieve high total return through growth of capital and current income
Subadviser(s): AIM Funds Management Inc. (AIM Funds Management Inc. anticipates changing its name to Invesco Trimark
Investment Management Inc. on or prior to December 31, 2008); Invesco Global Asset Management (N.A.), Inc.: Inveco
Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management
Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia
Limited.

--------------------------------------------------------------------------------------------------------------------------
FUND:     MFS®VARIABLE INSURANCE TRUST-INITIAL CLASS SHARES
ADVISER:  MASSACHUSETTS FINANCIAL SERVICE COMPANY
--------------------------------------------------------------------------------------------------------------------------

Subaccount investing in:                                  Investment objective:
--------------------------------------------------------------------------------------------------------------------------

MFS Core Equity Series                                    seeks capital appreciation
--------------------------------------------------------------------------------------------------------------------------
MFS Growth Series†                                        seeks capital appreciation
--------------------------------------------------------------------------------------------------------------------------
MFS Research Series                                       seeks capital appreciation
MFS Investors Trust Series                                seeks capital appreciation
†Formerly MFS Emerging Growth Series

T. ROWE PRICE
--------------------------------------------------------------------------------------------------------------------------
ADVISER:      T. Rowe Price Associates, Inc. is responsible for selection and management of the Portfolio investments of
              T. Rowe Price Equity Series, Inc. and the T. Rowe Price Fixed Income Series, Inc.
--------------------------------------------------------------------------------------------------------------------------

ADVISER:      T. Rowe Price International, Inc., is responsible for selection and management of the Portfolio investments of T. Rowe Price International Series, Inc.
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
FUND:         T. ROWE PRICE EQUITY SERIES, INC.
--------------------------------------------------------------------------------------------------------------------------
Subaccount investing in:                                  Investment objective:
--------------------------------------------------------------------------------------------------------------------------

T. Rowe Price Equity Income Portfolio                     seeks to provide substantial dividend income as well as
                                                          long-term growth of capital through investments in the common stocks of established companies
--------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Mid-Cap Growth Portfolio*                   seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth

FUND:         T. ROWE PRICE FIXED INCOME SERIES, INC.
--------------------------------------------------------------------------------------------------------------------------
Subaccount investing in:                                  Investment objective:
--------------------------------------------------------------------------------------------------------------------------

T. Rowe Price Limited-Term Bond Portfolio                 seeks a high level of income consistent with moderate
                                                          fluctuations in principal value
--------------------------------------------------------------------------------------------------------------------------
FUND:         T. ROWE PRICE INTERNATIONAL SERIES, INC.
--------------------------------------------------------------------------------------------------------------------------
Subaccount investing in:                                  Investment objective:
--------------------------------------------------------------------------------------------------------------------------

T. Rowe Price International Stock Portfolio               seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies
--------------------------------------------------------------------------------------------------------------------------
* Not available for investment in Contracts issued on or after May 1, 2004.

Each Portfolio's total operating expenses may include fees for management, shareholder services, 12b-1 fees, and other expenses, such as custodial, legal, and other miscellaneous fees. The prospectuses for the Funds contain more detailed information about the Portfolios, including a description of investment objectives, restrictions, expenses and risks.
You should carefully read those prospectuses and retain them for future reference.

You should periodically review your allocation to make sure that your investment choices are still appropriate in light of any market developments or changes in your personal financial situation.

The Funds, their managers, or affiliates thereof, may make payments to American National and/or its affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from Fund assets and/or from "Rule 12b-1"
fees deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees. The amount of these payments may be substantial, may vary between Funds and Portfolios, and generally are based on a percentage of the assets in the Funds that are attributable to the Contracts and other variable insurance products issued by American National. American National may use these payments for any corporate purpose, including payment of expenses that American National and/or its affiliates incur in promoting, marketing, and administering the Contracts, and in its role as an intermediary to the Funds. American National and its affiliates may profit from these payments.

During 2007, we received the following amounts with respect to the following Funds:

         Fund                                                 Amount We Received
         AIM Variable Insurance Funds                             $   84,659
         The Alger American Fund                                     108,649
         Fidelity Variable Insurance Products                        485,175
         Federated Insurance Series                                   50,432
         MFS Variable Insurance Trust                                 18,552

During 2008, we expect to receive the following percentages of the Accumulation Value under the Contracts that are invested in each Fund:

         Fund                                        Percentage We Anticipate Receiving

         AIM Variable Insurance Funds                              .25%
         The Alger American Fund                                   .25%
         Fidelity Variable Insurance Products                      .40%
         Federated Insurance Series                                .25%
         MFS Variable Insurance Trust                              .15%
The Portfolios are sold only to separate accounts of insurance companies offering variable annuity and variable life insurance Contracts and, in some cases, to certain qualified pension and retirement plans.  The Portfolios are not sold to the general public and should not be mistaken for other Portfolios offered by the same sponsor or that have similar names.

                                                      Fixed Account

You can allocate some or all of your premium payments to the Fixed Account. You can also, subject to certain limitations, transfer amounts from the Separate Account to the Fixed Account or from the Fixed Account to the Separate
Account. (See the "Transfers," provision in the "Contract Rights" section of this Prospectus.)

We establish the Declared Rate and may adjust the rate each month; however, we guarantee an effective annual rate of at least 3.0% compounded daily.

Payments allocated to the Fixed Account and transfers from the Separate Account to the Fixed Account are placed in our
General Account, which supports insurance and annuity obligations. The General Account includes all of our assets, except those assets segregated in our Separate Accounts. We have discretion over the investment of assets of the General
Account, subject to applicable law. We bear the risk that the investments in the General Account will lose money. You bear the risk that the Declared Rate will fall to a lower rate.

Interests in the General Account have not been registered with the SEC as securities and the General Account has not been registered as an investment company. Accordingly, neither the General Account nor any interest in the General
Account is generally subject to the provisions of federal securities laws. The SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account portion of the Contract. However, disclosures regarding the Fixed Account portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in Prospectuses.

                                            FEDERAL INCOME TAX CONSIDERATIONS

                                The following discussion is general and is not tax advice.

                                                       Introduction

The following summary provides a general description of the federal income tax considerations relating to the Contract.
This summary is based upon our understanding of the present federal income tax laws as currently interpreted by the
Internal Revenue Service ("IRS"). Because of the complexity of such laws and the fact that tax results will vary according to the factual status of the specific Contract involved tax advice from a qualified tax adviser may be needed by a person contemplating the purchase of a Contract or the exercise of certain elections under the Contract. These comments concerning federal income tax consequences are not an exhaustive discussion of all tax questions that might arise under the Contract. Further, these comments do not take into account any federal estate tax and gift, state, or local tax considerations which may be involved in the purchase of a Contract or the exercise of certain elections under the Contract. For complete information on such federal and state tax considerations, a qualified tax adviser should be consulted. We do not make any guarantee regarding the tax status of any Contract, and the following summary is not tax advice.

                                                Tax Status of the Contract

In order to qualify as a life insurance Contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a Contract must satisfy certain requirements which are set forth in the Internal Revenue Code (the "Code"). Guidance as to how these requirements apply is limited.
Nevertheless, we believe that Contracts issued on a standard or preferred basis should satisfy the applicable requirements. There is less guidance, however, with respect to Contracts issued on a substandard basis and it is not clear whether such Contracts will in all cases satisfy the applicable requirements. We reserve the right to restrict
Contract transactions and to make other modifications in order to bring the Contract into compliance with such requirements.

In certain circumstances, owners of variable life insurance Contracts may be considered for federal income tax purposes to be the owners of the assets of the insurance company Separate Account supporting their Contracts due to their ability to exercise investment control over those assets. Where this is the case, the Contract Owners would be taxed on income and gains attributable to Separate Account assets. There is little guidance in this area, and some features of the
Contracts, such as the flexibility of a Contract Owner to allocate premium payments and transfer Accumulation Value, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contract Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a
Contract Owner from being treated as the owner of the Separate Account assets.

In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order for the
Contracts to be treated as life insurance Contracts for federal income tax purposes. It is intended that the Separate
Account, through the Portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Contract will qualify as a life insurance Contract for federal income tax purposes.

                                            Tax Treatment of Contract Proceeds

In general, we believe that the Death Benefit Proceeds under a Contract will be excludible from the gross income of the
Beneficiary.

Generally, the Contract Owner will not be deemed to be in constructive receipt of the Accumulation Value until there is a distribution. When distributions from a Contract occur, or when loans are taken out from or secured by a Contract, the tax consequences depend on whether the Contract is classified as a "Modified Endowment Contract."

Depending on the circumstances, the exchange of a Contract, a change in the Contract's Death Benefit option, a loan, a partial or full surrender, the continuation of the Contract beyond the Insured's 100th birthday, a change in ownership, or an assignment of the Contract may have federal income tax consequences.

Modified Endowment Contracts. Whether a Contract is treated as a Modified Endowment Contract depends upon the amount of premiums paid in relation to the Death Benefit provided under the Contract. The rules for determining whether a Contract is a Modified Endowment Contract are extremely complex. In general, however, a Contract will be considered to be a
Modified Endowment Contract if the accumulated premium payments made at any time during the first seven (7) Contract
Years exceed the sum of the net level premiums which would have been paid on or before such time if the Contract provided for paid-up future benefits after the payment of seven (7) level annual premium payments.

In addition, if a Contract is "materially changed," it may cause such Contract to be treated as a Modified Endowment
Contract. The material change rules for determining whether a Contract is a Modified Endowment Contract are also extremely complex. In general, however, the determination of whether a Contract will be a Modified Endowment Contract after a material change depends upon (i) the relationship of the Death Benefit at the time of change to the Accumulation
Value at the time of such change, and (ii) the additional premiums paid in the seven (7) Contract Years following the date on which the material change occurs.

The manner in which the premium limitation and material change rules should be applied to certain features of the
Contract and its riders is unclear. If we determine that a Contract Owner has made excessive premium payments that will cause a Contract to be considered a Modified Endowment Contract, we will notify the Contract Owner of the tax consequences and give the Contract Owner the option of having the excessive premiums refunded. If the Contract Owner requests a refund within thirty (30) days after receipt of such notice, we will refund the excessive premium payments to prevent the Contract from becoming a Modified Endowment Contract.

Due to the Contract's flexibility, classification of a Contract as a Modified Endowment Contract will depend upon the individual circumstances of each Contract. Accordingly, a prospective Contract Owner should contact a qualified tax adviser before purchasing a Contract to determine the circumstances under which the Contract would be a Modified
Endowment Contract. In addition, a Contract Owner should contact a tax adviser before making any change to a Contract, exchanging a Contract, or reducing Contract benefits, to determine whether such change would cause the Contract (or the new Contract in the case of an exchange) to be treated as a Modified Endowment Contract.

If a Contract becomes a Modified Endowment Contract, distributions such as partial surrenders and loans that occur during the Contract Year it becomes a Modified Endowment Contract and any subsequent Contract Year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a Contract within two (2) years before it becomes a Modified Endowment Contract will be taxed in this manner. This means that a distribution made from a
Contract that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified
Endowment Contract.

Whether a Contract is or is not a Modified Endowment Contract, upon a complete surrender or a lapse or termination of a
Contract if the amount received plus the amount of any indebtedness exceeds the total investment in the Contract
(described below), the excess will generally be treated as ordinary income subject to tax.

Distributions Other Than Death Benefit Proceeds from Modified Endowment Contracts. Contracts classified as Modified
Endowment Contracts will be subject to the following tax rules:

1)       All distributions from such a Contract (including distributions upon partial or full surrender) are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the investment in the Contract at such time.

2)       Loans taken from (or secured by) such a Contract are treated as distributions from such a Contract and taxed accordingly. This includes unpaid loan interest that is added to the principal of a loan.

3)       A ten percent (10%) penalty tax is imposed on the portion of any distribution from such a Contract that is included in income. This includes any loan taken from or secured by such a Contract. This penalty tax does not apply if the distribution or loan:

a)       is made on or after the Contract Owner reaches actual age 59 1/2;

b)       is attributable to the Contract Owner's becoming disabled; or

c)       is part of a series of substantially equal periodic payments for (i) the life (or life expectancy) of the
                  Contract Owner, or (ii) the joint lives (or joint life expectancies) of the Contract Owner and the
                  Beneficiary.

Distributions Other Than Death Benefit Proceeds from Contracts that are not Modified Endowment Contracts. Distributions other than Death Benefit Proceeds from a Contract that is not classified as a Modified Endowment Contract generally are treated first as a recovery of the Contract Owner's investment in the Contract. After the recovery of all investment in the Contract, additional amounts distributed are taxable income. However, certain distributions which must be made in order to enable the Contract to continue to qualify as a life insurance Contract for federal income tax purposes if
Contract benefits are reduced during the first fifteen (15) Contract Years may be treated in whole or in part as ordinary income subject to tax.

Loans. Loans from a Contract (or secured by a Contract) that is not a Modified Endowment Contract are generally not treated as distributions. Instead, such loans are treated as indebtedness of the Contract Owner. However, the tax consequences associated with loans that are outstanding after the first fifteen (15) Contract Years are less clear and a tax adviser should be consulted about such loans. Interest paid on a loan generally is not tax-deductible. The Contract
Owner should consult a tax adviser regarding the deductibility of interest paid on a loan.

Finally, neither distributions from nor loans from (or secured by) a Contract that is not a Modified Endowment Contract are subject to the ten percent (10%) additional income tax.

Investment in the Contract. "Investment in the Contract" means:

a)       the aggregate amount of any premium payments or other consideration paid for a Contract; minus

b)       the aggregate amount of distributions received under the Contract which is excluded from the gross income of the Contract Owner (except that the amount of any loan from, or secured by, a Contract that is a Modified
              Endowment Contract, to the extent such amount is excluded from gross income, will be disregarded); plus

c)       the amount of any loan from, or secured by, a Contract that is a Modified Endowment Contract to the extent that such amount is included in the gross income of the Contract Owner.

Multiple Contracts. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same Contract
Owner during any calendar year are treated as one Modified Endowment Contract. This applies to determining the amount includible in the Contract Owner's income when a taxable distribution occurs.

Other Contract Owner Tax Matters. The tax consequences of continuing the Contract beyond the Insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the Contract in force beyond the Insured's 100th year.

Businesses can use the Contracts in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances.

If you are purchasing the Contract for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. Any business contemplating the purchase of a new Contract or a change in an existing Contract should consult a tax adviser.

Federal, state and local estate, inheritance, transfer and other tax consequences of ownership or receipt of Contract proceeds depend on the circumstances of each Contract Owner or Beneficiary. A tax adviser should be consulted on these consequences.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Moreover, it is possible that any change could be retroactive (that is, effective prior to the date of change). Consult a tax adviser with respect to legislative developments and their effect on the Contract.

                                             American National's Income Taxes

American National is taxed as a life insurance company under the Code. Under current federal income tax law, American
National is not taxed on the Separate Account's operations. Thus, we currently do not deduct a charge from the Separate
Account for federal income taxes. Nevertheless, we reserve the right in the future to make a charge for any such tax that we determine to be properly attributable to the Separate Account or to the Contracts.

Under current laws in some states, we may incur state and local taxes (in addition to premium taxes). At present, these taxes are not significant and we are not currently charging for them. However, we may deduct charges for such taxes in the future.

                                                 OTHER POLICY PROVISIONS

Control of Contract. Subject to the rights of any irrevocable Beneficiary and assignee of record, all rights, options, and privileges belong to the Contract Owner, if living; otherwise to any contingent owner or owners, if living;
otherwise to the estate of the last Contract Owner to die. If the Contract Owner is a minor, first the applicant, then the Beneficiary, if living and legally competent, may exercise all rights of ownership.

Change of Beneficiary. Unless the Beneficiary designation is irrevocable, you can change the Beneficiary by written request on a Change of Beneficiary form at any time during the Insured's lifetime. We may require that the Contract be returned to our Home Office for endorsement of any change, or that other forms be completed. The change will take effect as of the date the change is recorded at our Home Office. We will not be liable for any payment made or action taken before the change is recorded. There is no limit on the number of Beneficiary changes that may be made.

Change in Contract Owner or Assignment. In order to change the Contract Owner or assign Contract rights, an assignment of the Contract must be made in writing and filed at our Home Office. The change will take effect as of the date the change is recorded at our Home Office, and we will not be liable for any payment made or action taken before the change is recorded. Payment of proceeds is subject to the rights of any assignee of record. No partial or contingent assignment of the Contract will be permitted. A collateral assignment is not a change of ownership.

Postponement of Payments. Payment of any amount upon refund, full surrender, partial surrender, loans, benefits payable at death, and transfers, which require valuation of a Subaccount, may be postponed whenever:

o        the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New
         York Stock Exchange is restricted as determined by the SEC;
o        the SEC by order permits postponement for the protection of Contract Owners; or
o        an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.
Surrenders, loans or partial surrenders from the Fixed Account may be deferred for up to six (6) months from the date of written request.

                                                    LEGAL PROCEEDINGS

The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been obtained and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicated with certainty, we believe that at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the Separate Account or us.

                                                   FINANCIAL STATEMENTS

We have included the consolidated financial statements of the Company and the financial statements of the Separate
Account in the Statement of Additional Information. You should distinguish the consolidated financial statements of the
Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the Contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the
Separate Account.

                                                HYPOTHETICAL ILLUSTRATION

The following Illustrations are for Contract form number WQVUL08.  The Illustrations are a hypothetical representative insured (female and male).  Personalized Illustrations for either Contract form number WQVUL08 or Contract form number
WQVUL are available from your registered representative or by calling 1-800-306-2959 or writing to American National
Insurance Company, One Moody Plaza, Galveston, Texas  77550-7999.

                                                         (Female)

Please note that the purpose of these illustrations is to show how the performance of the underlying Portfolios could affect the Accumulation Value and Death Benefit using assumed rates of return and assumed Contract Owner characteristics. These illustrations are hypothetical and may not be used to project or predict investment results.

WealthQuest III Variable Universal Life

Issued by American National Insurance Company. Distributed by Securities Management and Research, Inc., a broker-dealer subsidiary of American National Insurance Company, 2450 South Shore Boulevard, Suite 400, League City, Texas 77573,
Member FINRA, SIPC.

Narrative Explanation

The WealthQuest III Variable Universal Life Contract allows flexible premium payments, subject to the Company's minimum premium requirements and the maximum premium payments allowed by law. Likewise, the Death Benefit is adjustable, although certain restrictions will apply to your ability to change the Death Benefit. Unlike fixed benefits of traditional whole life insurance, a Variable Universal Life Contract allows you to decide how the premiums and
Accumulation Values should be invested. Depending on the investment experience of the Separate Account, the Accumulation
Values, Surrender Values and Death Benefits may increase or decrease.

An illustration is not a Contract. It is not authorized for distribution unless preceded or accompanied by a current
Prospectus. You should also refer to the current prospectus of any Portfolio you may select for more information before making any purchases.

The hypothetical investment rates of return shown in these illustrations are illustrative only and should not be deemed a representation of past or future investment rates of return. The gross rates of return shown in these illustrations do not reflect the deductions of the charges and expenses of the Portfolios. The net investment return reflects the impact of the Daily Asset Charge or Mortality and Expense risk fee ("M&E") and underlying Fund management fees and expenses for the Portfolios. Actual rates of return may be more or less than those shown and will depend on the actual performance of the specific investment allocations made by a Contract Owner and the specific characteristics and decisions of a
Contract Owner. The benefits and values illustrated assume that the cost of insurance rates do not change, that the time and amount of premium payments do not vary from those illustrated, that loans and partial surrenders are not taken and that there are no changes in Specified Amount or coverage type. Daily charges by American National for M&&E and underlying Fund management fees and expenses are deducted from the value of the net assets of the Subaccounts. The current M&E charge is 0.70% for years 1-15 and 0.00% thereafter of the average daily net assets; the guaranteed M&E charge is 0.70% for all years. The Fund management fees and expenses for the underlying Portfolios is assumed to be
1.07%. This assumption is based on an arithmetic average of the Fund management fees and expenses for all of the
Portfolios as of December 31, 2007.

The premium options and charges calculated for theses illustrations assume a Contract is issued based on the underwriting class shown (Female Age 30, Non-Nicotine User). Actual amounts will depend on the outcome of the underwriting process, and may vary from what is shown in these illustrations. Personalized illustrations using your own characteristics and choices are available. You may obtain a personalized illustration from your registered representative or by calling 1-800-306-2959 or writing to American National Insurance Company, One Moody Plaza,
Galveston, Texas 77550-7999.

The "current charges" include monthly fee, monthly expense fee, current percentage of premium charge and current cost of insurance charges, which are based on the client's issue age, sex and underwriting classification. These charges are used to calculate the Accumulation Value, Surrender Value and Death Benefit illustrated under those headings. Current charges can change but will never exceed the guaranteed "maximum charges."

The "guaranteed charges" include monthly fee, monthly expense fee, guaranteed percentage of premium charge and guaranteed cost of insurance charges, which are based on the client's issue age, sex and underwriting classification.
These charges are used to calculate the Accumulation Values, Surrender Value and Death Benefit illustrated under those headings.

The Death Benefit assumed at issue is $175,000. The actual amount payable at death may be decreased by loans or withdrawals, or increased by additional insurance benefits. The insurance contract will specify how to determine the benefit.

Under the Contract there is an option for a level Death Benefit (Option A) or increasing Death Benefit (Option B) which is elected at issue. Illustrations are provided that assume an increasing Death Benefit (Option B) was selected. The level Death Benefit option will provide a Death Benefit, which is equal to the initial Specified Amount. The increasing
Death Benefit option will provide a Death Benefit, which is the sum of the initial Specified Amount and the Accumulation
Value. The cost of insurance charges for the increasing Death Benefit option are greater than the level Death Benefit option charges.

Any increases or decreases in coverage, other than the specified increases, must be submitted in writing and are subject to Company approval. Decreases in coverage may incur a surrender charge.

The planned premiums are shown in the yearly detail of these illustrations. Be sure to note when insurance coverage would stop based on guaranteed maximum charges and current charges. Premium payments that would cause the amount of insurance coverage to increase are subject to prior approval by the Company, and may require evidence of insurability.

Payment of the annual Monthly Pre-Authorized Check Premium of $76.00 guarantees the Death Benefit coverage to the anniversary following the Insured's 40th birthday assuming that the total premium paid less any loans and partial withdrawals exceeds the cumulative Guaranteed Coverage Premium for each of those years.

Surrender Value is the amount available to the Contract Owner upon full surrender of the Contract.

No representations can be made by American National that these hypothetical rates of return can be achieved for any one
(1) year or sustained over any period of time. Although the actual rates of return may average zero percent (0%), six percent (6%) and ten percent (10%) over a period of years, if they have fluctuated above or below those averages for individual Contract Years, the Death Benefit and Surrender Value would be different from those shown.

                                          Risk of Life Insurance Contract Lapse

As shown in this personalized illustration your life insurance Contract could lapse.  Based on all of the factors assumed, the Contract may lapse at the Attained Age and at the end of the Contract Year shown in the summary chart below.

-------------------------------------------- --------------------------- --------------------------- ------------------------------
                                               0% Gross Annual Return      6% Gross Annual Return       10% Gross Annual Return
                                             --------------------------
                                                                                (4.23% Net)                   (8.23% Net)
                                                    (-1.77% Net)
-------------------------------------------- --------------------------- --------------------------- ------------------------------
----------------------- -------------------- --------------------------- --------------------------- ------------------------------
Guaranteed Charges      Attained Age                     65                          76                           96
----------------------- -------------------- --------------------------- --------------------------- ------------------------------
----------------------- -------------------- --------------------------- --------------------------- ------------------------------
                        Contract Year                    35                          46                           66
----------------------- -------------------- --------------------------- --------------------------- ------------------------------
----------------------- -------------------- --------------------------- --------------------------- ------------------------------
Current Charges         Attained Age                     70                          84                           100
----------------------- -------------------- --------------------------- --------------------------- ------------------------------
----------------------- -------------------- --------------------------- --------------------------- ------------------------------
                        Contract Year                    40                          54                           70
----------------------- -------------------- --------------------------- --------------------------- ------------------------------

Your Contract could lapse if the Surrender Value becomes too low to support the Contract's monthly charges.  The diminished Surrender Value may be caused by insufficient premium payments, distributions (through loans or withdrawals), or by poor investment performance of the investment options you have chosen.  Before the Contract lapses, you will receive a grace period during which you will be notified in writing that your coverage may lapse unless you pay additional premium.  If the Contract lapses and is not reinstated, the Contract will terminate and will have no
Accumulation Value, Surrender Value or Death Benefits.  Actual year of lapse may be more or less favorable than shown in the chart.  Investment returns are hypothetical only.  Actual rates of return will vary.

Sex-Female, Age-30, Rate Class-Non-Nicotine User,
$76 Monthly Pre-Authorized Check Mode ("P"),
$175,000 Death Benefit Option B (Increasing Death Benefit)

                                           Current Charges and Average Expenses

------- -------- -------- --------- -- ---------------------------------- --------------------------------- -----------------------------------
                                            0% Gross Rate (-1.77% Net)         6% Gross Rate (4.23% Net)         10% Gross Rate (8.23% Net)
                                       ---------------------------------- --------------------------------- -----------------------------------
        End of   Premium  Premium      Accumulation  Surrender   Death    Accumulation  Surrender  Death    Accumulation   Surrender   Death
 Age     Year    Outlay     Mode          Value       Value     Benefit      Value       Value    Benefit       Value       Value     Benefit
------- -------- -------- --------- -- ------------- --------- ---------- ------------- --------- --------- -------------- --------- ----------
  31       1       912       P                  601         0    175,601           620         0   175,620            633         0    175,633
  32       2       912       P                1,186         0    176,186         1,262         0   176,262          1,313         0    176,313
  33       3       912       P                1,757         0    176,757         1,926         0   176,926          2,044         0    177,044
  34       4       912       P                2,312         0    177,312         2,611         0   177,611          2,828         0    177,828
  35       5       912       P                2,851         0    177,851         3,319       150   178,319          3,670       500    178,670

  36       6       912       P                3,371       228    178,371         4,048       905   179,048          4,571     1,428    179,571
  37       7       912       P                3,874       758    178,874         4,798     1,682   179,798          5,537     2,420    180,537
  38       8       912       P                4,361     1,272    179,361         5,573     2,484   180,573          6,574     3,485    181,574
  39       9       912       P                4,833     1,774    179,833         6,374     3,315   181,374          7,690     4,631    182,690
  40      10       912       P                5,290     2,259    180,290         7,200     4,169   182,200          8,889     5,858    183,889
                 --------
                  9,120

  41      11       912       P                5,747     3,246    180,747         8,070     5,570   183,070         10,195     7,694    185,195
  42      12       912       P                6,185     4,206    181,185         8,967     6,987   183,967         11,597     9,617    186,597
  43      13       912       P                6,605     5,136    181,605         9,888     8,420   184,888         13,101    11,632    188,101
  44      14       912       P                7,001     6,033    182,001        10,833     9,865   185,833         14,711    13,743    189,711
  45      15       912       P                7,372     6,894    182,372        11,797    11,320   186,797         16,434    15,956    191,434

  46      16       912       P                7,853     7,853    182,853        12,957    12,957   187,957         18,491    18,491    193,491
  47      17       912       P                8,303     8,303    183,303        14,147    14,147   189,147         20,705    20,705    195,705
  48      18       912       P                8,718     8,718    183,718        15,365    15,365   190,365         23,086    23,086    198,086
  49      19       912       P                9,096     9,096    184,096        16,609    16,609   191,609         25,643    25,643    200,643
  50      20       912       P                9,431     9,431    184,431        17,874    17,874   192,874         28,389    28,389    203,389
                 --------
                 18,240

  51      21       912       P                9,709     9,709    184,709        19,147    19,147   194,147         31,324    31,324    206,324
  52      22       912       P                9,934     9,934    184,934        20,430    20,430   195,430         34,468    34,468    209,468
  53      23       912       P               10,093    10,093    185,093        21,711    21,711   196,711         37,825    37,825    212,825
  54      24       912       P               10,188    10,188    185,188        22,992    22,992   197,992         41,417    41,417    216,417
  55      25       912       P               10,216    10,216    185,216        24,266    24,266   199,266         45,260    45,260    220,260

  56      26       912       P               10,167    10,167    185,167        25,525    25,525   200,525         49,365    49,365    224,365
  57      27       912       P               10,044    10,044    185,044        26,769    26,769   201,769         53,758    53,758    228,758
  58      28       912       P                9,844     9,844    184,844        27,993    27,993   202,993         58,461    58,461    233,461
  59      29       912       P                9,564     9,564    184,564        29,192    29,192   204,192         63,497    63,497    238,497
  60      30       912       P                9,203     9,203    184,203        30,365    30,365   205,365         68,896    68,896    243,896
                 --------
                 27,360

  61      31       912       P                8,759     8,759    183,759        31,505    31,505   206,505         74,684    74,684    249,684
  62      32       912       P                8,223     8,223    183,223        32,601    32,601   207,601         80,887    80,887    255,887
  63      33       912       P                7,590     7,590    182,590        33,646    33,646   208,646         87,536    87,536    262,536
  64      34       912       P                6,856     6,856    181,856        34,631    34,631   209,631         94,665    94,665    269,665
  65      35       912       P                6,012     6,012    181,012        35,542    35,542   210,542        102,306   102,306    277,306

  66      36       912       P                5,045     5,045    180,045        36,362    36,362   211,362        110,491   110,491    285,491
  67      37       912       P                3,945     3,945    178,945        37,075    37,075   212,075        119,255   119,255    294,255
  68      38       912       P                2,721     2,721    177,721        37,683    37,683   212,683        128,660   128,660    303,660
  69      39       912       P                1,336     1,336    176,336        38,140    38,140   213,140        138,720   138,720    313,720
  70      40       912       P                    0         0          0        38,482    38,482   213,482        149,536   149,536    324,536
                 --------
                 36,480

------- -------- -------- --------- -- ------------- --------- ---------- ------------- --------- --------- -------------- --------- ----------

Sex-Female, Age-30, Rate Class-Non-Nicotine User,
$76 Monthly Pre-Authorized Check Mode ("P"),
$175,000 Death Benefit Option B (Increasing Death Benefit)

                                           Current Charges and Average Expenses

-------- ------- --------- -------- -- ---------------------------------- ---------------------------------- ----------------------------------
                                            0% Gross Rate (-1.77% Net)          6% Gross Rate (4.23% Net)         10% Gross Rate (8.23% Net)
                                       ---------------------------------- ---------------------------------- ----------------------------------
         End of  Premium   Premium     Accumulation   Surrender  Death    Accumulation  Surrender   Death    Accumulation  Surrender   Death
  Age     Year    Outlay    Mode           Value       Value    Benefit      Value       Value     Benefit      Value       Value     Benefit
-------- ------- --------- -------- -- -------------- --------- --------- ------------- --------- ---------- ------------ ---------- ----------
  71       41      912        P                    0         0         0        38,559    38,559    213,559      161,033    161,033    336,033
  72       42      912        P                    0         0         0        38,388    38,388    213,388      173,298    173,298    348,298
  73       43      912        P                    0         0         0        37,930    37,930    212,930      186,374    186,374    361,374
  74       44      912        P                    0         0         0        37,147    37,147    212,147      200,310    200,310    375,310
  75       45      912        P                    0         0         0        35,990    35,990    210,990      215,147    215,147    390,147

  76       46      912        P                    0         0         0        34,408    34,408    209,408      230,934    230,934    405,934
  77       47      912        P                    0         0         0        32,344    32,344    207,344      247,718    247,718    422,718
  78       48      912        P                    0         0         0        29,730    29,730    204,730      265,545    265,545    440,545
  79       49      912        P                    0         0         0        26,368    26,368    201,368      284,330    284,330    459,330
  80       50      912        P                    0         0         0        22,365    22,365    197,365      304,307    304,307    479,307
                 --------
                  45,600

  81       51      912        P                    0         0         0        17,491    17,491    192,491      325,382    325,382    500,382
  82       52      912        P                    0         0         0        11,550    11,550    186,550      347,494    347,494    522,494
  83       53      912        P                    0         0         0         4,440     4,440    179,440      370,688    370,688    545,688
  84       54      912        P                    0         0         0             0         0          0      395,015    395,015    570,015
  85       55      912        P                    0         0         0             0         0          0      420,469    420,469    595,469

  86       56      912        P                    0         0         0             0         0          0      447,136    447,136    622,136
  87       57      912        P                    0         0         0             0         0          0      474,624    474,624    649,624
  88       58      912        P                    0         0         0             0         0          0      502,983    502,983    677,983
  89       59      912        P                    0         0         0             0         0          0      532,205    532,205    707,205
  90       60      912        P                    0         0         0             0         0          0      562,586    562,586    737,586
                 --------
                  54,720

  91       61      912        P                    0         0         0             0         0          0      594,696    594,696    769,696
  92       62      912        P                    0         0         0             0         0          0      628,770    628,770    803,770
  93       63      912        P                    0         0         0             0         0          0      663,230    663,230    838,230
  94       64      912        P                    0         0         0             0         0          0      698,138    698,138    873,138
  95       65      912        P                    0         0         0             0         0          0      733,551    733,551    908,551

  96       66      912        P                    0         0         0             0         0          0      769,018    769,018    944,018
  97       67      912        P                    0         0         0             0         0          0      804,267    804,267    979,267
  98       68      912        P                    0         0         0             0         0          0      840,905    840,905  1,015,905
  99       69      912        P                    0         0         0             0         0          0      878,276    878,276  1,053,276
  100      70      912        P                    0         0         0             0         0          0      916,448    916,448  1,091,448
                 --------
                   63,840

-------- ------- --------- -------- -- -------------- --------- --------- ------------- --------- ---------- ------------ ---------- ----------

Sex-Female, Age-30, Rate Class-Non-Nicotine User,
$76 Monthly Pre-Authorized Check Mode ("P"),
$175,000 Death Benefit Option B (Increasing Death Benefit)

                                         Guaranteed Charges and Average Expenses

------- -------- -------- --------- -- ---------------------------------- ---------------------------------- ----------------------------------
                                            0% Gross Rate (-1.77% Net)          6% Gross Rate (4.23% Net)         10% Gross Rate (8.23% Net)
                                       ---------------------------------- ---------------------------------- ----------------------------------
        End of   Premium  Premium      Accumulation  Surrender   Death    Accumulation  Surrender   Death    Accumulation  Surrender   Death
 Age     Year    Outlay     Mode          Value       Value     Benefit      Value       Value     Benefit      Value        Value    Benefit
------- -------- -------- --------- -- ------------- --------- ---------- ------------- --------- ---------- ------------- ---------- ---------
  31       1       912       P                  561         0    175,561           579         0    175,579           591          0   175,591
  32       2       912       P                1,104         0    176,104         1,175         0    176,175         1,222          0   176,222
  33       3       912       P                1,632         0    176,632         1,788         0    176,788         1,898          0   176,898
  34       4       912       P                2,141         0    177,141         2,419         0    177,419         2,620          0   177,620
  35       5       912       P                2,631         0    177,631         3,065         0    178,065         3,391        221   178,391

  36       6       912       P                3,100         0    178,100         3,726       583    178,726         4,211      1,068   179,211
  37       7       912       P                3,549       432    178,549         4,402     1,286    179,402         5,085      1,969   180,085
  38       8       912       P                3,979       891    178,979         5,096     2,007    180,096         6,020      2,931   181,020
  39       9       912       P                4,393     1,334    179,393         5,810     2,751    180,810         7,022      3,963   182,022
  40      10       912       P                4,790     1,759    179,790         6,543     3,512    181,543         8,095      5,064   183,095
                 --------
                  9,120

  41      11       912       P                5,167     2,667    180,167         7,294     4,794    182,294         9,243      6,743   184,243
  42      12       912       P                5,524     3,545    180,524         8,063     6,084    183,063        10,470      8,491   185,470
  43      13       912       P                5,859     4,391    180,859         8,848     7,379    183,848        11,781     10,313   186,781
  44      14       912       P                6,169     5,201    181,169         9,646     8,678    184,646        13,179     12,211   188,179
  45      15       912       P                6,451     5,973    181,451        10,454     9,976    185,454        14,668     14,190   189,668

  46      16       912       P                6,702     6,702    181,702        11,269    11,269    186,269        16,250     16,250   191,250
  47      17       912       P                6,917     6,917    181,917        12,086    12,086    187,086        17,929     17,929   192,929
  48      18       912       P                7,092     7,092    182,092        12,900    12,900    187,900        19,706     19,706   194,706
  49      19       912       P                7,224     7,224    182,224        13,706    13,706    188,706        21,587     21,587   196,587
  50      20       912       P                7,308     7,308    182,308        14,500    14,500    189,500        23,574     23,574   198,574
                 --------
                 18,240

  51      21       912       P                7,341     7,341    182,341        15,275    15,275    190,275        25,669     25,669   200,669
  52      22       912       P                7,315     7,315    182,315        16,024    16,024    191,024        27,876     27,876   202,876
  53      23       912       P                7,226     7,226    182,226        16,737    16,737    191,737        30,195     30,195   205,195
  54      24       912       P                7,070     7,070    182,070        17,410    17,410    192,410        32,632     32,632   207,632
  55      25       912       P                6,846     6,846    181,846        18,038    18,038    193,038        35,193     35,193   210,193

  56      26       912       P                6,544     6,544    181,544        18,608    18,608    193,608        37,877     37,877   212,877
  57      27       912       P                6,158     6,158    181,158        19,109    19,109    194,109        40,686     40,686   215,686
  58      28       912       P                5,685     5,685    180,685        19,535    19,535    194,535        43,626     43,626   218,626
  59      29       912       P                5,122     5,122    180,122        19,877    19,877    194,877        46,703     46,703   221,703
  60      30       912       P                4,470     4,470    179,470        20,132    20,132    195,132        49,926     49,926   224,926
                 --------
                 27,360

  61      31       912       P                3,724     3,724    178,724        20,288    20,288    195,288        53,303     53,303   228,303
  62      32       912       P                2,876     2,876    177,876        20,332    20,332    195,332        56,833     56,833   231,833
  63      33       912       P                1,921     1,921    176,921        20,252    20,252    195,252        60,523     60,523   235,523
  64      34       912       P                  853       853    175,853        20,034    20,034    195,034        64,378     64,378   239,378
  65      35       912       P                    0         0          0        19,660    19,660    194,660        68,398     68,398   243,398

  66      36       912       P                    0         0          0        19,108    19,108    194,108        72,581     72,581   247,581
  67      37       912       P                    0         0          0        18,355    18,355    193,355        76,923     76,923   251,923
  68      38       912       P                    0         0          0        17,372    17,372    192,372        81,419     81,419   256,419
  69      39       912       P                    0         0          0        16,129    16,129    191,129        86,057     86,057   261,057
  70      40       912       P                    0         0          0        14,592    14,592    189,592        90,829     90,829   265,829
                 --------
                 36,480

------- -------- -------- --------- -- ------------- --------- ---------- ------------- --------- ---------- ------------- ---------- ---------

Sex-Female, Age-30, Rate Class-Non-Nicotine User,
$76 Monthly Pre-Authorized Check Mode ("P"),
$175,000 Death Benefit Option B (Increasing Death Benefit)

                                              Guaranteed Charges and Average Expenses

-------- ------- --------- -------- -- ---------------------------------- --------------------------------- -----------------------------------
                                            0% Gross Rate (-1.77% Net)         6% Gross Rate (4.23% Net)         10% Gross Rate (8.23% Net)
                                       ---------------------------------- --------------------------------- -----------------------------------
         End of  Premium   Premium     Accumulation   Surrender  Death    Accumulation  Surrender   Death   Accumulation  Surrender    Death
  Age     Year    Outlay    Mode           Value       Value    Benefit      Value        Value    Benefit     Value        Value     Benefit
-------- ------- --------- -------- -- -------------- --------- --------- ------------- ---------- -------- ------------- ---------- ----------
  71       41      912        P                    0         0         0        12,720     12,720  187,720        95,714     95,714    270,714
  72       42      912        P                    0         0         0        10,459     10,459  185,459       100,681    100,681    275,681
  73       43      912        P                    0         0         0         7,762      7,762  182,762       105,707    105,707    280,707
  74       44      912        P                    0         0         0         4,580      4,580  179,580       110,763    110,763    285,763
  75       45      912        P                    0         0         0           851        851  175,851       115,810    115,810    290,810

  76       46      912        P                    0         0         0             0          0        0       120,805    120,805    295,805
  77       47      912        P                    0         0         0             0          0        0       125,697    125,697    300,697
  78       48      912        P                    0         0         0             0          0        0       130,421    130,421    305,421
  79       49      912        P                    0         0         0             0          0        0       134,910    134,910    309,910
  80       50      912        P                    0         0         0             0          0        0       139,082    139,082    314,082
                 --------
                  45,600

  81       51      912        P                    0         0         0             0          0        0       142,740    142,740    317,740
  82       52      912        P                    0         0         0             0          0        0       145,642    145,642    320,642
  83       53      912        P                    0         0         0             0          0        0       147,656    147,656    322,656
  84       54      912        P                    0         0         0             0          0        0       148,647    148,647    323,647
  85       55      912        P                    0         0         0             0          0        0       148,384    148,384    323,384

  86       56      912        P                    0         0         0             0          0        0       146,735    146,735    321,735
  87       57      912        P                    0         0         0             0          0        0       143,327    143,327    318,327
  88       58      912        P                    0         0         0             0          0        0       137,611    137,611    312,611
  89       59      912        P                    0         0         0             0          0        0       129,261    129,261    304,261
  90       60      912        P                    0         0         0             0          0        0       118,045    118,045    293,045
                 --------
                  54,720

  91       61      912        P                    0         0         0             0          0        0       104,286    104,286    279,286
  92       62      912        P                    0         0         0             0          0        0        87,834     87,834    262,834
  93       63      912        P                    0         0         0             0          0        0        67,402     67,402    242,402
  94       64      912        P                    0         0         0             0          0        0        41,666     41,666    216,666
  95       65      912        P                    0         0         0             0          0        0         9,187      9,187    184,187

  96       66      912        P                    0         0         0             0          0        0             0          0          0
  97       67      912        P                    0         0         0             0          0        0             0          0          0
  98       68      912        P                    0         0         0             0          0        0             0          0          0
  99       69      912        P                    0         0         0             0          0        0             0          0          0
  100      70      912        P                    0         0         0             0          0        0             0          0          0
                 --------
                   63,840

-------- ------- --------- -------- -- -------------- --------- --------- ------------- ---------- -------- ------------- ---------- ----------

The gross rates of return shown in this illustration do not reflect the deductions of the charges and expenses of the
Portfolios. The hypothetical rates of return are illustrative only and should not be deemed a representation of past or future rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors.

These illustrations are intended to comply with the Internal Revenue Code Section 7702 (DEFRA) which limits the relationship of cash values to death benefits to meet the tax definition of life insurance.

Guideline Single Premium: $15,490.39

Guideline Level Annual Premium: $3,140.81

TAMRA Initial 7 Pay Premium: $4,262.68

Under IRC 7702, this Contract will qualify as life insurance only if the sum of the premiums paid less withdrawals does not exceed the greater of the Guideline Single Premium or the sum of the Guideline Level Annual Premiums.

Premiums paid in excess of the TAMRA 7 Pay Premium will cause the Contract to become a Modified Endowment Contract and would result in the loss of favorable tax treatment* on withdrawals and loans from the Contract. Distributions received before age 591/2would incur a ten percent (10%) tax penalty. American National will notify you if your Contract becomes a Modified Endowment Contract.

These premium figures will be adjusted in the event you make certain changes to your Contract, such as an increase or decrease in your Specified Amount.

                                                HYPOTHETICAL ILLUSTRATION

                                                          (Male)

Please note that the purpose of these illustrations is to show how the performance of the underlying Portfolios could affect the Accumulation Value and Death Benefit using assumed rates of return and assumed Contract Owner characteristics. These illustrations are hypothetical and may not be used to project or predict investment results.

WealthQuest III Variable Universal Life

Issued by American National Insurance Company. Distributed by Securities Management and Research, Inc., a broker-dealer subsidiary of American National Insurance Company, 2450 South Shore Boulevard, Suite 400, League City, Texas 77573,
Member FINRA, SIPC.

Narrative Explanation

The WealthQuest III Variable Universal Life Contract allows flexible premium payments, subject to the Company's minimum premium requirements and the maximum premium payments allowed by law. Likewise, the Death Benefit is adjustable, although certain restrictions will apply to your ability to change the Death Benefit. Unlike fixed benefits of traditional whole life insurance, a Variable Universal Life Contract allows you to decide how the premiums and accumulation values should be invested. Depending on the investment experience of the Separate Account, the Accumulation
Values, Surrender Values and Death Benefits may increase or decrease.

An illustration is not a Contract. It is not authorized for distribution unless preceded or accompanied by a current
Prospectus. You should also refer to the current prospectus of any Portfolio you may select for more information before making any purchases.

The hypothetical investment rates of return shown in these illustrations are illustrative only and should not be deemed a representation of past or future investment rates of return. The gross rates of return shown in these illustrations do not reflect the deductions of the charges and expenses of the Portfolios. The net investment return reflects the impact of the Daily Asset Charge or Mortality and Expense risk fee ("M&E") and underlying Fund management fees and expenses for the Portfolios. Actual rates of return may be more or less than those shown and will depend on the actual performance of the specific investment allocations made by a Contract Owner and the specific characteristics and decisions of a
Contract Owner. The benefits and values illustrated assume that the cost of insurance rates do not change, that the time and amount of premium payments do not vary from those illustrated, that loans and partial surrenders are not taken and that there are no changes in Specified Amount or coverage type. Daily charges by American National for M&E and underlying Fund management fees and expenses are deducted from the value of the net assets of the Subaccounts. The current M&E charge is 0.70% for years 1-15 and 0.00% thereafter of the average daily net assets; the guaranteed M&E charge is 0.70% for all years. The Fund management fees and expenses for the underlying Portfolios is assumed to be
1.10%. This assumption is based on an arithmetic average of the Fund management fees and expenses for all of the
Portfolios as of December 31, 2007.

The premium options and charges calculated for theses illustrations assume a Contract is issued based on the underwriting class shown (Male Age 30, Non-Nicotine User). Actual amounts will depend on the outcome of the underwriting process, and may vary from what is shown in these illustrations. Personalized illustrations using your own characteristics and choices are available. You may obtain a personalized illustration from your registered representative or by calling 1-800-306-2959 or writing to American National Insurance Company, One Moody Plaza,
Galveston, Texas 77550-7999.

The "current charges" include monthly fee, monthly expense fee, current percentage of premium charge and current cost of insurance charges, which are based on the client's issue age, sex and underwriting classification. These charges are used to calculate the Accumulation Value, Surrender Value and Death Benefit illustrated under those headings. Current charges can change but will never exceed the guaranteed "maximum charges."

The "guaranteed charges" include monthly fee, monthly expense fee, guaranteed percentage of premium charge and guaranteed cost of insurance charges, which are based on the client's issue age, sex and underwriting classification.
These charges are used to calculate the Accumulation Values, Surrender Value and Death Benefit illustrated under those headings.

The Death Benefit assumed at issue is $230,000. The actual amount payable at death may be decreased by loans or withdrawals, or increased by additional insurance benefits. The insurance Contract will specify how to determine the benefit.

Under the Contract there is an option for a level Death Benefit (Option A) or increasing Death Benefit (Option B) which is elected at issue. Illustrations are provided that assume an increasing Death Benefit (Option B) was selected. The level Death Benefit option will provide a Death Benefit, which is equal to the initial Specified Amount. The increasing
Death Benefit option will provide a Death Benefit, which is the sum of the initial Specified Amount and the Accumulation
Value. The cost of insurance charges for the increasing Death Benefit option are greater than the level Death Benefit option charges.

Any increases or decreases in coverage, other than the specified increases, must be submitted in writing and are subject to Company approval. Decreases in coverage may incur a surrender charge.

The planned premiums are shown in the yearly detail of these illustrations. Be sure to note when insurance coverage would stop based on guaranteed maximum charges and current charges. Premium payments that would cause the amount of insurance coverage to increase are subject to prior approval by the Company, and may require evidence of insurability.

Payment of the annual Monthly Pre-Authorized Check Premium of $115.00 guarantees the Death Benefit coverage to the anniversary following the Insured's 40th birthday assuming that the total premium paid less any loans and partial withdrawals exceeds the cumulative Guaranteed Coverage Premium for each of those years.

Surrender Value is the amount available to the Contract Owner upon full surrender of the Contract.

No representations can be made by American National that these hypothetical rates of return can be achieved for any one
(1) year or sustained over any period of time. Although the actual rates of return may average zero percent (0%), six percent (6%) and ten percent (10%) over a period of years, if they have fluctuated above or below those averages for individual Contract Years, the Death Benefit and Surrender Value would be different from those shown.

                                          Risk of Life Insurance Contract Lapse

As shown in this personalized illustration your life insurance Contract could lapse.  Based on all of the factors assumed, the Contract may lapse at the Attained Age and at the end of the Contract Year shown in the summary chart below.

-------------------------------------------- -------------------------- --------------------------- -------------------------------
                                              0% Gross Annual Return      6% Gross Annual Return       10% Gross Annual Return

                                                   (-1.80% Net)                (4.20% Net)                   (8.20% Net)
-------------------------------------------- -------------------------- --------------------------- -------------------------------
----------------------- -------------------- -------------------------- --------------------------- -------------------------------
Guaranteed Charges      Attained Age                    64                          73                            89
----------------------- -------------------- -------------------------- --------------------------- -------------------------------
----------------------- -------------------- -------------------------- --------------------------- -------------------------------
                        Contract Year                   34                          43                            59
----------------------- -------------------- -------------------------- --------------------------- -------------------------------
----------------------- -------------------- -------------------------- --------------------------- -------------------------------
Current Charges         Attained Age                    69                          81                           100
----------------------- -------------------- -------------------------- --------------------------- -------------------------------
----------------------- -------------------- -------------------------- --------------------------- -------------------------------
                        Contract Year                   39                          51                            70
----------------------- -------------------- -------------------------- --------------------------- -------------------------------

Your Contract could lapse if the Surrender Value becomes too low to support the Contract's monthly charges.  The diminished Surrender Value may be caused by insufficient premium payments, distributions (through loans or withdrawals), or by poor investment performance of the investment options you have chosen.  Before the Contract lapses, you will receive a grace period during which you will be notified in writing that your coverage may lapse unless you pay additional premium.  If the Contract lapses and is not reinstated, the Contract will terminate and will have no
Accumulation Value, Surrender Value or Death Benefits.  Actual year of lapse may be more or less favorable than shown in the chart.  Investment returns are hypothetical only.  Actual rates of return will vary.

Sex-Male, Age-30, Rate Class-Non-Nicotine User,
$120 Monthly Pre-Authorized Check Mode ("P"),
$240,000 Death Benefit Option B (Increasing Death Benefit)

                                           Current Charges and Average Expenses

------- -------- -------- --------- -- ---------------------------------- --------------------------------- -----------------------------------
                                            0% Gross Rate (-1.77% Net)         6% Gross Rate (4.23% Net)         10% Gross Rate (8.23% Net)
                                       ---------------------------------- --------------------------------- -----------------------------------
        End of   Premium  Premium      Accumulation  Surrender   Death    Accumulation  Surrender  Death    Accumulation   Surrender   Death
 Age     Year    Outlay     Mode          Value       Value     Benefit      Value       Value    Benefit       Value       Value     Benefit
------- -------- -------- --------- -- ------------- --------- ---------- ------------- --------- --------- -------------- --------- ----------
  31       1      1440       P                  923         0    240,923           953         0   240,953            973    -3,835    240,973
  32       2      1440       P                1,831         0    241,831         1,947         0   241,947          2,026    -2,745    242,026
  33       3      1440       P                2,722         0    242,722         2,982         0   242,982          3,164    -1,566    243,164
  34       4      1440       P                3,592         0    243,592         4,055         0   244,055          4,390      -299    244,390
  35       5      1440       P                4,444         0    244,444         5,171       524   245,171          5,714     1,067    245,714

  36       6      1440       P                5,274       668    245,274         6,325     1,719   246,325          7,137     2,532    247,137
  37       7      1440       P                6,082     1,522    246,082         7,520     2,960   247,520          8,669     4,109    248,669
  38       8      1440       P                6,864     2,352    246,864         8,755     4,243   248,755         10,316     5,804    250,316
  39       9      1440       P                7,620     3,156    247,620        10,027     5,563   250,027         12,082     7,618    252,082
  40      10      1440       P                8,350     3,937    248,350        11,341     6,927   251,341         13,980     9,566    253,980
                 --------
                 14,400

  41      11      1440       P                9,080     5,442    249,080        12,722     9,083   252,722         16,046    12,408    256,046
  42      12      1440       P                9,777     6,904    249,777        14,141    11,268   254,141         18,260    15,387    258,260
  43      13      1440       P               10,438     8,309    250,438        15,594    13,466   255,594         20,630    18,501    260,630
  44      14      1440       P               11,054     9,655    251,054        17,075    15,676   257,075         23,158    21,759    263,158
  45      15      1440       P               11,622    10,931    251,622        18,579    17,888   258,579         25,854    25,163    265,854

  46      16      1440       P               12,393    12,393    252,393        20,419    20,419   260,419         29,106    29,106    269,106
  47      17      1440       P               13,106    13,106    253,106        22,299    22,299   262,299         32,596    32,596    272,596
  48      18      1440       P               13,766    13,766    253,766        24,224    24,224   264,224         36,350    36,350    276,350
  49      19      1440       P               14,379    14,379    254,379        26,204    26,204   266,204         40,398    40,398    280,398
  50      20      1440       P               14,938    14,938    254,938        28,231    28,231   268,231         44,756    44,756    284,756
                 --------
                 28,800

  51      21      1440       P               15,425    15,425    255,425        30,291    30,291   270,291         49,435    49,435    289,435
  52      22      1440       P               15,847    15,847    255,847        32,391    32,391   272,391         54,469    54,469    294,469
  53      23      1440       P               16,193    16,193    256,193        34,520    34,520   274,520         59,876    59,876    299,876
  54      24      1440       P               16,452    16,452    256,452        36,669    36,669   276,669         65,679    65,679    305,679
  55      25      1440       P               16,603    16,603    256,603        38,814    38,814   278,814         71,888    71,888    311,888

  56      26      1440       P               16,683    16,683    256,683        40,993    40,993   280,993         78,579    78,579    318,579
  57      27      1440       P               16,645    16,645    256,645        43,159    43,159   283,159         85,745    85,745    325,745
  58      28      1440       P               16,495    16,495    256,495        45,316    45,316   285,316         93,431    93,431    333,431
  59      29      1440       P               16,233    16,233    256,233        47,462    47,462   287,462        101,684   101,684    341,684
  60      30      1440       P               15,679    15,679    255,679        49,409    49,409   289,409        110,364   110,364    350,364
                 --------
                 43,200

  61      31      1440       P               14,931    14,931    254,931        51,246    51,246   291,246        119,608   119,608    359,608
  62      32      1440       P               13,971    13,971    253,971        52,945    52,945   292,945        129,445   129,445    369,445
  63      33      1440       P               12,737    12,737    252,737        54,436    54,436   294,436        139,862   139,862    379,862
  64      34      1440       P               11,234    11,234    251,234        55,709    55,709   295,709        150,911   150,911    390,911
  65      35      1440       P                9,452     9,452    249,452        56,740    56,740   296,740        162,636   162,636    402,636

  66      36      1440       P                7,383     7,383    247,383        57,505    57,505   297,505        175,086   175,086    415,086
  67      37      1440       P                5,025     5,025    245,025        57,987    57,987   297,987        188,320   188,320    428,320
  68      38      1440       P                2,368     2,368    242,368        58,158    58,158   298,158        202,393   202,393    442,393
  69      39      1440       P                    0         0          0        57,983    57,983   297,983        217,362   217,362    457,362
  70      40      1440       P                    0         0          0        57,403    57,403   297,403        233,262   233,262    473,262
                 --------
                 57,600

------- -------- -------- --------- -- ------------- --------- ---------- ------------- --------- --------- -------------- --------- ----------

Sex-Male, Age-30, Rate Class-Non-Nicotine User,
$120 Monthly Pre-Authorized Check Mode ("P"),
$240,000 Death Benefit Option B (Increasing Death Benefit)

                                           Current Charges and Average Expenses

-------- ------- --------- -------- -- ---------------------------------- --------------------------------- -----------------------------------
                                            0% Gross Rate (-1.77% Net)         6% Gross Rate (4.23% Net)         10% Gross Rate (8.23% Net)
                                       ---------------------------------- --------------------------------- -----------------------------------
         End of  Premium   Premium     Accumulation   Surrender  Death    Accumulation  Surrender   Death   Accumulation  Surrender    Death
  Age     Year    Outlay    Mode           Value       Value    Benefit      Value        Value    Benefit     Value       Value      Benefit
-------- ------- --------- -------- -- -------------- --------- --------- ------------- ---------- -------- ------------ ----------- ----------
  71       41      1440       P                    0         0         0        56,330     56,330  296,330      250,108     250,108    490,108
  72       42      1440       P                    0         0         0        54,641     54,641  294,641      267,885     267,885    507,885
  73       43      1440       P                    0         0         0        52,211     52,211  292,211      286,577     286,577    526,577
  74       44      1440       P                    0         0         0        48,968     48,968  288,968      306,231     306,231    546,231
  75       45      1440       P                    0         0         0        44,820     44,820  284,820      326,880     326,880    566,880

  76       46      1440       P                    0         0         0        39,656     39,656  279,656      348,545     348,545    588,545
  77       47      1440       P                    0         0         0        33,095     33,095  273,095      370,977     370,977    610,977
  78       48      1440       P                    0         0         0        25,120     25,120  265,120      394,300     394,300    634,300
  79       49      1440       P                    0         0         0        15,488     15,488  255,488      418,416     418,416    658,416
  80       50      1440       P                    0         0         0         4,438      4,438  244,438      443,723     443,723    683,723
                 --------
                  72,000

  81       51      1440       P                    0         0         0             0          0        0      469,733     469,733    709,733
  82       52      1440       P                    0         0         0             0          0        0      496,372     496,372    736,372
  83       53      1440       P                    0         0         0             0          0        0      523,598     523,598    763,598
  84       54      1440       P                    0         0         0             0          0        0      551,298     551,298    791,298
  85       55      1440       P                    0         0         0             0          0        0      579,295     579,295    819,295

  86       56      1440       P                    0         0         0             0          0        0      607,370     607,370    847,370
  87       57      1440       P                    0         0         0             0          0        0      635,289     635,289    875,289
  88       58      1440       P                    0         0         0             0          0        0      662,824     662,824    902,824
  89       59      1440       P                    0         0         0             0          0        0      689,758     689,758    929,758
  90       60      1440       P                    0         0         0             0          0        0      717,661     717,661    957,661
                 --------
                  86,400

  91       61      1440       P                    0         0         0             0          0        0      745,013     745,013    985,013
  92       62      1440       P                    0         0         0             0          0        0      772,332     772,332  1,012,332
  93       63      1440       P                    0         0         0             0          0        0      798,991     798,991  1,038,991
  94       64      1440       P                    0         0         0             0          0        0      824,763     824,763  1,064,763
  95       65      1440       P                    0         0         0             0          0        0      849,395     849,395  1,089,395

  96       66      1440       P                    0         0         0             0          0        0      872,817     872,817  1,112,817
  97       67      1440       P                    0         0         0             0          0        0      895,003     895,003  1,135,003
  98       68      1440       P                    0         0         0             0          0        0      915,624     915,624  1,155,624
  99       69      1440       P                    0         0         0             0          0        0      935,130     935,130  1,175,130
  100      70      1440       P                    0         0         0             0          0        0      950,640     950,640  1,190,640
                 --------
                  100,800

-------- ------- --------- -------- -- -------------- --------- --------- ------------- ---------- -------- ------------ ----------- ----------

Sex-Male, Age-30, Rate Class-Non-Nicotine User,
$120 Monthly Pre-Authorized Check Mode ("P"),
$240,000 Death Benefit Option B (Increasing Death Benefit)

                                         Guaranteed Charges and Average Expenses

-------- ------- --------- -------- -- ----------------------------------- --------------------------------- ----------------------------------
                                             0% Gross Rate (-1.77% Net)         6% Gross Rate (4.23% Net)         10% Gross Rate (8.23% Net)
                                       ----------------------------------- --------------------------------- ----------------------------------
         End of  Premium   Premium     Accumulation  Surrender    Death    Accumulation Surrender   Death    Accumulation  Surrender   Death
  Age     Year    Outlay    Mode          Value        Value     Benefit      Value       Value    Benefit      Value        Value    Benefit
-------- ------- --------- -------- -- ------------- ---------- ---------- ------------ ---------- --------- ------------- ---------- ---------
  31       1       1440       P                 833          0    240,833          860          0   240,860           878          0   240,878
  32       2       1440       P               1,654          0    241,654        1,759          0   241,759         1,830          0   241,830
  33       3       1440       P               2,458          0    242,458        2,693          0   242,693         2,857          0   242,857
  34       4       1440       P               3,240          0    243,240        3,658          0   243,658         3,961          0   243,961
  35       5       1440       P               4,004          0    244,004        4,660         13   244,660         5,150        504   245,150

  36       6       1440       P               4,743        138    244,743        5,691      1,085   245,691         6,423      1,818   246,423
  37       7       1440       P               5,457        897    245,457        6,753      2,193   246,753         7,789      3,229   247,789
  38       8       1440       P               6,142      1,630    246,142        7,842      3,330   247,842         9,248      4,736   249,248
  39       9       1440       P               6,793      2,329    246,793        8,956      4,492   248,956        10,803      6,339   250,803
  40       10      1440       P               7,413      3,000    247,413       10,096      5,682   250,096        12,466      8,052   252,466
                 --------
                  14,400

  41       11      1440       P               7,997      4,359    247,997       11,257      7,618   251,257        14,237     10,598   254,237
  42       12      1440       P               8,539      5,666    248,539       12,435      9,562   252,435        16,120     13,247   256,120
  43       13      1440       P               9,034      6,905    249,034       13,623     11,494   253,623        18,116     15,988   258,116
  44       14      1440       P               9,475      8,075    249,475       14,814     13,414   254,814        20,229     18,829   260,229
  45       15      1440       P               9,857      9,166    249,857       16,003     15,312   256,003        22,461     21,769   262,461

  46       16      1440       P              10,179     10,179    250,179       17,186     17,186   257,186        24,817     24,817   264,817
  47       17      1440       P              10,440     10,440    250,440       18,362     18,362   258,362        27,308     27,308   267,308
  48       18      1440       P              10,651     10,651    250,651       19,540     19,540   259,540        29,956     29,956   269,956
  49       19      1440       P              10,822     10,822    250,822       20,731     20,731   260,731        32,781     32,781   272,781
  50       20      1440       P              10,945     10,945    250,945       21,925     21,925   261,925        35,790     35,790   275,790
                 --------
                  28,800

  51       21      1440       P              11,007     11,007    251,007       23,108     23,108   263,108        38,982     38,982   278,982
  52       22      1440       P              10,991     10,991    250,991       24,261     24,261   264,261        42,354     42,354   282,354
  53       23      1440       P              10,882     10,882    250,882       25,367     25,367   265,367        45,904     45,904   285,904
  54       24      1440       P              10,667     10,667    250,667       26,408     26,408   266,408        49,630     49,630   289,630
  55       25      1440       P              10,320     10,320    250,320       27,353     27,353   267,353        53,517     53,517   293,517

  56       26      1440       P               9,826      9,826    249,826       28,179     28,179   268,179        57,561     57,561   297,561
  57       27      1440       P               9,183      9,183    249,183       28,876     28,876   268,876        61,768     61,768   301,768
  58       28      1440       P               8,398      8,398    248,398       29,445     29,445   269,445        66,158     66,158   306,158
  59       29      1440       P               7,474      7,474    247,474       29,879     29,879   269,879        70,745     70,745   310,745
  60       30      1440       P               6,385      6,385    246,385       30,145     30,145   270,145        75,517     75,517   315,517
                 --------
                  43,200

  61       31      1440       P               5,098      5,098    245,098       30,198     30,198   270,198        80,448     80,448   320,448
  62       32      1440       P               3,566      3,566    243,566       29,977     29,977   269,977        85,502     85,502   325,502
  63       33      1440       P               1,751      1,751    241,751       29,426     29,426   269,426        90,641     90,641   330,641
  64       34      1440       P                   0          0          0       28,502     28,502   268,502        95,842     95,842   335,842
  65       35      1440       P                   0          0          0       27,172     27,172   267,172       101,095    101,095   341,095

  66       36      1440       P                   0          0          0       25,405     25,405   265,405       106,386    106,386   346,386
  67       37      1440       P                   0          0          0       23,176     23,176   263,176       111,715    111,715   351,715
  68       38      1440       P                   0          0          0       20,447     20,447   260,447       117,064    117,064   357,064
  69       39      1440       P                   0          0          0       17,175     17,175   257,175       122,413    122,413   362,413
  70       40      1440       P                   0          0          0       13,283     13,283   253,283       127,706    127,706   367,706
                 --------
                  57,600

-------- ------- --------- -------- -- ------------- ---------- ---------- ------------ ---------- --------- ------------- ---------- ---------

Sex-Male, Age-30, Rate Class-Non-Nicotine User,
$120 Monthly Pre-Authorized Check Mode ("P"),
$240,000 Death Benefit Option B (Increasing Death Benefit)

                                         Guaranteed Charges and Average Expenses

-------- ------- --------- --------- -- ---------------------------------- ----------------------------------- -----------------------------------
                                             0% Gross Rate (-1.77% Net)          6% Gross Rate (4.23% Net)          10% Gross Rate (8.23% Net)
                                        ---------------------------------- ----------------------------------- -----------------------------------
         End of  Premium   Premium      Accumulation   Surrender  Death    Accumulation   Surrender   Death    Accumulation   Surrender   Death
  Age     Year    Outlay     Mode           Value       Value    Benefit       Value       Value     Benefit       Value        Value    Benefit
-------- ------- --------- --------- -- -------------- --------- --------- -------------- --------- ---------- -------------- ---------- ---------
  71       41      1440       P                     0         0         0          8,663     8,663    248,663        132,855    132,855   372,855
  72       42      1440       P                     0         0         0          3,162     3,162    243,162        137,724    137,724   377,724
  73       43      1440       P                     0         0         0              0         0          0        142,167    142,167   382,167
  74       44      1440       P                     0         0         0              0         0          0        146,103    146,103   386,103
  75       45      1440       P                     0         0         0              0         0          0        149,422    149,422   389,422

  76       46      1440       P                     0         0         0              0         0          0        151,986    151,986   391,986
  77       47      1440       P                     0         0         0              0         0          0        153,597    153,597   393,597
  78       48      1440       P                     0         0         0              0         0          0        153,980    153,980   393,980
  79       49      1440       P                     0         0         0              0         0          0        152,804    152,804   392,804
  80       50      1440       P                     0         0         0              0         0          0        149,739    149,739   389,739
                 --------
                  72,000

  81       51      1440       P                     0         0         0              0         0          0        144,407    144,407   384,407
  82       52      1440       P                     0         0         0              0         0          0        136,426    136,426   376,426
  83       53      1440       P                     0         0         0              0         0          0        125,426    125,426   365,426
  84       54      1440       P                     0         0         0              0         0          0        110,916    110,916   350,916
  85       55      1440       P                     0         0         0              0         0          0         92,281     92,281   332,281

  86       56      1440       P                     0         0         0              0         0          0         68,810     68,810   308,810
  87       57      1440       P                     0         0         0              0         0          0         39,723     39,723   279,723
  88       58      1440       P                     0         0         0              0         0          0          4,194      4,194   244,194
  89       59      1440       P                     0         0         0              0         0          0              0          0         0
  90       60      1440       P                     0         0         0              0         0          0              0          0         0
                 --------
                  86,400

-------- ------- --------- --------- -- -------------- --------- --------- -------------- --------- ---------- -------------- ---------- ---------

The gross rates of return shown in this illustration do not reflect the deductions of the charges and expenses of the
Portfolios. The hypothetical rates of return are illustrative only and should not be deemed a representation of past or future rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors.

These illustrations are intended to comply with the Internal Revenue Code Section 7702 (DEFRA) which limits the relationship of cash values to death benefits to meet the tax definition of life insurance.

Guideline Single Premium: $24,503.91

Guideline Level Annual Premium: $5,817.25

TAMRA Initial 7 Pay Premium: $6,614.79

Under IRC 7702, this Contract will qualify as life insurance only if the sum of the premiums paid less withdrawals does not exceed the greater of the Guideline Single Premium or the sum of the Guideline Level Annual Premiums.

Premiums paid in excess of the TAMRA 7 Pay Premium will cause the Contract to become a Modified Endowment Contract and would result in the loss of favorable tax treatment* on withdrawals and loans from the Contract. Distributions received before age 591/2would incur a ten percent (10%) federal tax penalty. American National will notify you if your Contract becomes a Modified Endowment Contract.

These premium figures will be adjusted in the event you make certain changes to your Contract, such as an increase or decrease in your Specified Amount.

                                           STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information ("SAI"), which contains additional information about the American National
Variable Life Separate Account, and a personalized illustration of Death Benefits, cash Surrender Values, and cash values, are available from us, without charge, upon request. You may request an SAI, a personalized illustration, or other information about the Contracts, or make other inquiries by contacting us at: American National Insurance Company,
One Moody Plaza, Galveston, Texas 77550; P.O. Box 1893, Galveston, TX 77553-1893; or (800) 306-2959.

Information about the American National Variable Life Separate Account, including the SAI, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the
American National Variable Life Separate Account are available on the Commission's Internet site at http://www.sec.gov and copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference
Section of the Commission at 450 Fifth Street N.W., Washington, D.C. 20549-0102.  The Investment Company Act File Number
333-53122 is the reference number for the WQIII VUL insurance policy.

Form 9130                                                                                                               Rev. 12-08

* Neither American National nor its representatives give legal, tax or accounting advice. If you need advice, please consult your attorney or accountant regarding your specific situation.

* Neither American National nor its representatives give legal, tax or accounting advice. If you need advice, please consult your attorney or accountant regarding your specific situation.

STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 5, 2008
WEALTHQUEST III VARIABLE UNIVERSAL LIFE
AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT (REGISTRANT)
AMERICAN NATIONAL INSURANCE COMPANY
(DEPOSITOR)

Registrant

American National Insurance Company Separate Account
One Moody Plaza
Galveston, Texas 77550-7999

Depositor

American National Insurance Company
One Moody Plaza
Galveston, TX 77550-7999

Principal Underwriter

Securities Management and Research, Inc.
2450 South Shore Boulevard, Suite 400

League City, Texas 77573

Independent Registered Public Accounting Firm

KPMG LLP
700 Louisiana
Houston, Texas 77002-2786

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the WealthQuest III Variable Universal Life Contract (“the Contract”). You may obtain a copy of the prospectus, dated December 5, 2008, by calling 1-800-306-2959, or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999 or P.O. Box 1893, Galveston, Texas 77553-1893.

Terms used in the current prospectus for Contract form numbers WQVUL08 and WQVUL are incorporated in this Statement. All terms not specifically defined in this statement shall have the meaning set forth in the current prospectus.

Form 9130-SAI                     12-08

                                                           TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY

AMERICAN NATIONAL INSURANCE COMPANY

We are a stock life insurance company chartered under Texas law in 1905. We write life, health and accident insurance and annuities and are licensed to do life insurance business in 49 states, the District of Columbia, Puerto Rico, Guam, and American Samoa. The Moody Foundation, a charitable foundation established for charitable and educational purposes, owns approximately 23.22% of our stock and the Libbie S. Moody Trust, a private trust, owns approximately 37.22%.

We are subject to regulation by the Texas Department of Insurance. In addition, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. On or before March 1 of each year we must submit to the Texas Department of Insurance a filing describing our operations and reporting on our financial condition and that of the Separate Account as of December 31 of the preceding year. Periodically, the Department examines our liabilities, and reserves and those of the Separate Account and certifies their adequacy.

THE SEPARATE ACCOUNT

We established the Separate Account under Texas law on July 30, 1987. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and meets the definition of a separate account under the Federal securities laws.

The Separate Account will purchase and redeem shares of the Portfolios at net asset value. The net asset value of a share is equal to the total assets of the Portfolio less the total liabilities of the Portfolio divided by the number of shares outstanding.

For more information about the Separate Account, see the prospectus.

SALE OF THE CONTRACTS

We have entered into an agreement with Securities Management and Research, Inc. (“SM&R”), our wholly-owned subsidiary, pursuant to which SM&R serves as the distributor and principal underwriter of the Contracts. SM&R, a Florida corporation organized in 1964, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934 (“1934 Act”) and is a member of the Financial Industry Regulatory Authority (“FINRA”). SM&R’s main offices are located at 2450 South Shore Boulevard, Suite 400, League City, Texas 77573.

SM&R offers the Contracts on a continuous basis through: (i) selling agreements with other broker/dealers (“selling brokers”) registered under the 1934 Act to sell the contracts; and (ii) its own registered representatives who are registered with FINRA and with the states in which they do business. The selling brokers also sell the Contracts through registered representatives. Those registered representatives are also licensed as insurance producers in the states in which they do business and are appointed by us.

We pay commissions associated with the promotion and sale of the Contracts to the registered representatives of SM&R and to the other selling brokers. We may also pay other marketing related expenses associated with the promotion and sale of the Contracts. The amount of commissions we pay may vary based on a number of factors.

Commission paid during the first 5 Contract Years is determined as a percentage of premium paid not to exceed the amount of premium that can be paid without the Contract becoming a modified endowment contract under the Internal Revenue Code. The maximum commission, however, will not exceed 16% of actual premium paid during the first 5 Contract Years. Trail commissions are paid in Contract Year 6 and thereafter at an annual rate of 0.25% of the Accumulation Value. At the end of the 25th Contract Month, a persistency commission of 10% of the target premium amount will be paid. Target premium for purposes of the 10% persistency commission is determined by using a number of factors including actual premium paid, Specified Amount and each Insured’s age, gender and underwriting class.

We have an agreement with SM&R pursuant to which we pay the commissions arising out of the sale of the Contracts. When a Contract is sold through a registered representative of SM&R, for example, we pay the entire amount of the sales commission to the registered representative who sold the Contract and to other registered representatives in the form of override commissions for their service in providing sales support and training. Since registered representatives of SM&R are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes and awards.

When a Contract is sold through another selling broker, we pay the entire sales commission directly to the selling broker; that broker may retain a portion of the commission before it pays the registered representative who sold the Contract.

In addition to such commissions, we may pay dining or entertainment expenses for the selling brokers or their representatives. The selling brokers may from time to time invite us to participate in conferences sponsored by the selling broker. The selling broker typically requests that we pay a fee ranging from $300 to $75,000 for our participation, but the amount actually paid is usually negotiated. In calendar year 2007, the actual fees paid ranged from $450 to $3,500, depending upon our level of participation in the conference. Finally, we may pay a selling broker an additional sales incentive contingent upon a specified level of qualifying premium of variable life insurance sales. Currently, we do not have selling brokers qualifying for such contingent incentives.

We paid aggregate underwriting commissions of $5,439,002, $5,303,918, and $5,161,558 in 2007, 2006, and 2005, respectively, to SM&R for the sale of variable life insurance contracts and variable annuity contracts by its registered representatives and by the selling brokers. SM&R did not retain any of these commissions.

We intend to recover commissions, marketing, administrative and other expenses and costs of Contract benefits through fees and charges imposed under the Contracts. Commissions paid on the Contracts, including other sales incentives and marketing payments, are not charged directly to you or to your Accumulation Value.

THE CONTRACT

The Contract, the application, any supplemental applications, statements to medical examiner, and any riders, amendments, or endorsements make up the entire Contract. Only statements in the application attached to the Contract and any supplemental applications made a part of the Contract can be used to contest a claim or the validity of the Contract. Any changes must be approved in writing by the President, Vice President, or Secretary of American National. No agent has the authority to alter or modify any of the terms, conditions or agreements of the Contract or to waive any of its provisions. Pending regulatory approvals, we intend to distribute the Contracts in all states, except New York, and in certain possession and territories. Differences in state laws may require us to offer a Contract in a state that has suicide, incontestability, refund provisions, surrender charges or other provisions more favorable than provisions in other states. In addition, certain state laws may prohibit us from offering certain features described in this prospectus, such as extended guaranteed coverage periods.

Beneficiary.     You can name primary and contingent beneficiaries. Initial Beneficiary(ies) is specified in the application. Payments will be shared equally among Beneficiaries of the same class unless otherwise stated. If a Beneficiary dies before the Insured, payments will be made to any surviving Beneficiaries of the same class; otherwise, to any Beneficiary(ies) of the next class; otherwise, to the estate of the Insured.

Incontestability.     The Contract is incontestable after it has been in force for two years from the Date of Issue during the lifetime of the Insured. An increase in the Specified Amount or addition of a rider after the Date of Issue shall be incontestable after such increase or addition has been in force for two years from its Effective Date during the lifetime of the Insured or an additional insured. However, this two-year provision shall not apply to riders that provide disability or accidental death benefits. Any reinstatement of a Contract shall be incontestable during the lifetime of the Insured, only after having been in force for two years after the Effective Date of the reinstatement.

Misstatement of Age or Sex. If the age or sex of the Insured or any person insured by rider has been misstated, the amount of the Death Benefit will be adjusted as provided for in the Contract.

Suicide.     Suicide within two years after Date of Issue is not covered by the Contract unless otherwise provided by a state’s insurance law. If the Insured, while sane or insane, commits suicide within two years after the Date of Issue, we will pay only the premiums received, less any partial surrenders and Contract Debt. If the Insured, while sane or insane, commits suicide within two years after the Effective Date of any increase in the Specified Amount, our liability with respect to such increase will only be the total cost of insurance applied to the increase. If the Insured, while sane or insane, commits suicide within two years from the Effective Date of reinstatement, our liability with respect to such reinstatement will only be for the return of cost of insurance and expenses, if any, paid on or after the reinstatement.

DIVIDENDS

The Contract is non-participating and therefore is not eligible for dividends and does not participate in any distribution of our surplus.

PERFORMANCE DATA

From time to time, we may quote performance information for the Subaccounts of the Separate Account in advertisements, sales literature, or reports to Contract Owners or prospective investors.

We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical Contract Owner’s Accumulation Value or death benefit. We also may present the yield or total return of the Subaccounts based on a hypothetical investment of $1,000 in a Contract. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the Separate Account, the Subaccount or the Portfolio in which it invests. The performance information shown may reflect the deduction of only some of the applicable charges to the Contract. We may, for example, exclude the deduction of one or more charges, such as the premium charge or surrender charge, and we generally expect to exclude cost of insurance charges because of the individual nature of these charges. The performance information would be lower if these charges were included.

The “yield” of a Subaccount refers to the income generated by an investment in the Subaccount over the period specified in the advertisement, excluding realized and unrealized capital gains and losses in the corresponding Portfolio’s investments. This income is then “annualized” and shown as a percentage of the investment. We also may advertise the “effective yield” of the Subaccount investing in the American National Money Market Portfolio, which is calculated similarly, but, when annualized, the income earned by an investment in the Subaccount investing in the American National Money Market Portfolio Subaccount is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. The “total return” of a Subaccount is the total change in value of an investment in the Subaccount over a period of time specified in the advertisement. “Average annual total return” is the rate of return that would produce that change in value over the specified period, if compounded annually. “Cumulative total return” is the total return over the entire specified period expressed as a percentage.

Neither yield nor total return figures reflect deductions for Contract charges such as the premium charge, surrender charges, administrative and maintenance fees, and cost of insurance charges. Yield and total return figures would be lower if Contract charges were included.

We may compare a Subaccount’s performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning, and The Wall Street Journal. We also may advertise ratings of American National Insurance Company’s financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

We may from time to time provide advertisements, sales literature or tools to assist you in choosing your investment options by defining your asset allocation strategy and appropriate risk tolerance.

Performance information for any Subaccount reflects the performance of a hypothetical investment of $1,000 in a Contract and is not illustrative of how actual investment performance would affect the benefits under your Contract. Therefore, you should not consider such performance information to be an estimate or guarantee of future performance.

ILLUSTRATIONS

We will provide you with illustrations based on different sets of assumptions upon your request. You can request such illustrations at any time. Illustrations may help you understand how your Accumulation Values would vary over time based on different assumptions.

If you ask us, we’ll provide you with different kinds of illustrations.

o	Illustrations based on information you give us about the person to be insured by the Contract, his or her risk class, the face amount, the death benefit and premium payments.

o	Illustrations that show the allocation of premium payments to specified Subaccounts. These will reflect the expenses of the specific corresponding Portfolios.

LEGAL MATTERS

Greer, Herz and Adams, LLP, General Counsel, has reviewed various matters of Texas law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Texas insurance law.

EXPERTS

The consolidated financial statements and supplementary schedules of American National Insurance Company and subsidiaries as of December 31, 2007 and 2006, for each of the years in the three-year period ended December 31, 2007 and the financial statements and financial highlights of the segregated subaccounts of American National Separate Accounts as of December 31, 2007 and for each of the periods indicated herein (with the exception of the unaudited Interim Finacials for the period January 1, 2008 through August 31, 2008), have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of American National Insurance Company should be considered only as bearing on the ability of American National Insurance Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

The accompanying unaudited interim financial statements for the eight month period ending August 31, 2008 have been prepared in accordance with United States generally accepted accounting principles. The interim unaudited information should be read in conjunction with the audited financial information included in this Statement of Additional Information. In the opinion of management, all adjustments considered necessary for a fair presentation have been made. Operating results for the eight months ended August 31, 2008 are not necessarily indicative of the results that may be expected for the year ending December 31, 2008

                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                               EIGHT MONTHS ENDED AUGUST 31, 2008
                                                    (UNAUDITED)

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                      The Alger American Fund - Class O Shares
---------------------------------------------------------------------------------------------------------------------
                         Assets                                Alger          Alger         Alger
                                                                                           Income &
                                                             Small Cap       Growth         Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
52,647 shares at net asset value of $28.23                         1,486             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,473)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
31,879 shares at net asset value of $42.08                            --          1,341            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,212)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
55,369 shares at net asset value of $10.51                            --             --           582
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $579)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 1,486          1,341           582
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            1,486          1,341           582
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                         1,486          1,341           582
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       887,733      1,172,088       561,015
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.67           1.14          1.04
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                               EIGHT MONTHS ENDED AUGUST 31, 2008
                                                    (UNAUDITED)

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                      The Alger American Fund - Class O Shares
---------------------------------------------------------------------------------------------------------------------
                         Assets                                Alger      Alger MidCap      Alger
                                                                                           Capital
                                                             Balanced        Growth      Appreciation
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
87,705 shares at net asset value of $11.56                         1,014             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,173)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
139,135 shares at net asset value of $13.03                           --          1,813            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,556)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
40,731 shares at net asset value of $46.79                            --             --         1,906
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,746)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 1,014          1,813         1,906
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            1,014          1,813         1,906
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                         1,014          1,813         1,906
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       816,773      1,255,893     1,297,722
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.24           1.44          1.47
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                               EIGHT MONTHS ENDED AUGUST 31, 2008
                                                    (UNAUDITED)

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                       Federated Insurance Series - Class II
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Federated      Federated     Federated      Federated
                                                                                         High Income      Mid Cap
                                                              Capital      U.S. Gov't       Bond -        Growth
                                                              Income       Securities     Prim. Sh.     Strategies
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
5,712 shares at net asset value of $8.77                              50             --            --             --
(cost $52)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
13,458 shares at net asset value of $11.15                            --            150            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $150)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
42,201 shares at net asset value of $6.65                             --             --           281             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $313)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
13,266 shares at net asset value of $20.59                            --             --            --            273
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $317)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    50            150           281            273
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                               50            150           281             273
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            50            150           281             273
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                        44,836        135,096       191,419         183,006
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.12           1.11          1.47            1.49
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              EIGHT MONTHS ENDED AUGUST 31, 2008
                                                    (UNAUDITED)

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                       Federated Insurance Series - Class II
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Federated      Federated     Federated
                                                                             Quality
                                                                             Bond -       Kaufmann -
                                                           Equity Income    Prim. Sh.     Prim. Sh.
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
13,345 shares at net asset value of $13.93                           186             --            --
(cost $182)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
1,213 shares at net asset value of $10.84                             --             13            --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $13)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
4,551 shares at net asset value of $14.52                             --             --            66
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $75)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   186             13            66
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              186             13            66
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                           186             13            66
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       146,318         12,032        46,696
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.27           1.09          1.42
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                               EIGHT MONTHS ENDED AUGUST 31, 2008
                                                    (UNAUDITED)

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity      Fidelity
                                                             Growth &
                                                              Income      Equity Income     Growth      High Income
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
71,033 shares at net asset value of $13.36                           949             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $999)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
255,243 shares at net asset value of $20.24                           --          5,166            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $6,083)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
363,524 shares at net asset value of $37.55                           --             --        13,650             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $12,820)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
115,824 shares at net asset value of $5.95                            --             --            --            689
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $741)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   949          5,166        13,650            689
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              949          5,166        13,650             689
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             93          2,999         5,645             387
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       855          2,061         7,976             300
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                    1            106            29               2
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                         85,383      1,022,393     2,136,546         240,326
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                   666,708      1,364,308     5,897,432         271,329
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   77          3,289           687             130
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           1.09           2.93          2.64            1.61
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      1.28           1.51          1.35            1.11
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                18.25          32.36         42.68           12.06
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              EIGHT MONTHS ENDED AUGUST 31, 2008
                                                    (UNAUDITED)

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity      Fidelity
                                                                                          Investment
                                                           Money Market     Overseas      Grade Bond   Asset Manager
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
976,591 shares at net asset value of $1.00                           977             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $977)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
156,438 shares at net asset value of $18.42                           --          2,882            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $3,145)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
53,947 shares at net asset value of $12.29                            --             --           663             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $673)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
114,730 shares at net asset value of $14.24                           --             --            --          1,634
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,707)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   977          2,882           663          1,634
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- -------------- --------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
Payable to American National for policy terminations,                 --             --             --             --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
Total Liabilities                                                     --             --             --             --
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
Net assets applicable to policyholders'                              977          2,882            663          1,634
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------

---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   Investrac Gold Variable Universal Life                            247          1,221            259          1,093
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   Investrac Advantage Variable Universal Life                       678          1,598            304            541
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   Survivor Variable Universal Life                                   52             63            100             --
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   WealthQuest III Variable Universal Life                            --             --             --             --
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   Investrac Gold Variable Universal Life                        154,497        579,284        131,113        508,373
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   Investrac Advantage Variable Universal Life                   538,425      1,016,611        207,120        388,846
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   Survivor Variable Universal Life                               43,408          2,231          5,417             --
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   WealthQuest III Variable Universal Life                            --             --             --             --
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   Investrac Gold Variable Universal Life                           1.60           2.11           1.98           2.15
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   Investrac Advantage Variable Universal Life                      1.26           1.57           1.47           1.39
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   Survivor Variable Universal Life                                 1.20          28.27          18.37             --
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   WealthQuest III Variable Universal Life                            --             --             --             --
---------------------------------------------------------- -------------- -------------- -------------- --------------

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                               EIGHT MONTHS ENDED AUGUST 31, 2008
                                                    (UNAUDITED)

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity
                                                                                          Asset Mgr.
                                                             Index 500     Contrafund       Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
131,349 shares at net asset value of $143.82                      18,891             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $17,303)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
554,100 shares at net asset value of $23.02                           --         12,755            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $14,412)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
79,113 shares at net asset value of $14.40                            --             --         1,139
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $992)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                18,891         12,755         1,139
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                           18,891         12,755         1,139
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                          7,578          4,135           414
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                    10,984          8,264           719
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                  329            356             6
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                      2,515,429      1,144,033       193,393
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                 8,262,979      3,987,796       527,712
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                1,930          9,199           330
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           3.01           3.61          2.14
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      1.33           2.07          1.36
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                               170.64          38.66         18.68
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                               EIGHT MONTHS ENDED AUGUST 31, 2008
                                                    (UNAUDITED)

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity
                                                             Balanced      Growth Opp.     Mid Cap
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
49,898 shares at net asset value of $13.96                           697             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $710)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
135,082 shares at net asset value of $17.70                           --          2,391            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,334)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
571,782 shares at net asset value of $28.03                           --             --        16,027
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $15,505)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   697          2,391        16,027
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              697          2,391        16,027
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             57            148         2,731
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       609          2,176        12,909
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   31             67           387
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                         48,773        186,556       746,704
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                   493,167      2,196,345     3,797,571
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                1,658          3,643         9,653
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           1.16           0.79          3.66
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      1.24           0.99          3.40
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                18.56          18.50         40.10
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                               EIGHT MONTHS ENDED AUGUST 31, 2008
                                                    (UNAUDITED)

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                              Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity      Fidelity
                                                            Aggressive
                                                              Growth      Equity Income   Contrafund     Index 500
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
125,282 shares at net asset value of $7.68                           962             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,122)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
13,399 shares at net asset value of $19.91                            --            267            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $340)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
293,051 shares at net asset value of $22.61                           --             --         6,626             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $8,267)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
35,122 shares at net asset value of $142.49                           --             --            --          5,005
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $4,888)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   962            267         6,626          5,005
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- ------------- --------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Payable to American National for policy terminations,                --              --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Total Liabilities                                                    --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Net assets applicable to policyholders'                             962             267         6,626           5,005
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------

---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Gold Variable Universal Life                            --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Survivor Variable Universal Life                                  --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          962             267         6,626           5,005
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Gold Variable Universal Life                            --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Survivor Variable Universal Life                                  --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   WealthQuest III Variable Universal Life                      880,017         240,991     4,005,851       4,204,531
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Gold Variable Universal Life                            --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Survivor Variable Universal Life                                  --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   WealthQuest III Variable Universal Life                         1.09            1.11          1.65            1.19
---------------------------------------------------------- ------------- --------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              EIGHT MONTHS ENDED AUGUST 31, 2008
                                                    (UNAUDITED)

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                              Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity
                                                            Investment      Growth &
                                                            Grade Bond       Income      Growth Opp.
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
12,072 shares at net asset value of $12.07                           146             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $147)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
15,672 shares at net asset value of $13.12                            --            206            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $238)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
44,300 shares at net asset value of $17.50                            --             --           775
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $770)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   146            206           775
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- ------------- --------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Payable to American National for policy terminations,                --              --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Total Liabilities                                                    --              --            --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Net assets applicable to policyholders                              146             206           775
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------

---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Gold Variable Universal Life                            --              --            --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       --              --            --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Survivor Variable Universal Life                                  --              --            --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          146             206           775
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Gold Variable Universal Life                            --              --            --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       --              --            --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Survivor Variable Universal Life                                  --              --            --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   WealthQuest III Variable Universal Life                      135,372         171,221       667,067
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Gold Variable Universal Life                            --              --            --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       --              --            --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Survivor Variable Universal Life                                  --              --            --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   WealthQuest III Variable Universal Life                         1.08            1.20          1.16
---------------------------------------------------------- ------------- --------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              EIGHT MONTHS ENDED AUGUST 31, 2008
                                                    (UNAUDITED)

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                              Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity      Fidelity
                                                                                            Value
                                                              Mid Cap         Value       Strategies   Value Leaders
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
441,879 shares at net asset value of $27.50                       12,152             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $13,348)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
7,104 shares at net asset value of $11.30                             --             80            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $93)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
39,503 shares at net asset value of $8.82                             --             --           348             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $462)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
9,727 shares at net asset value of $11.48                             --             --            --            112
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $135)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                12,152             80           348            112
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- ------------- --------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Payable to American National for policy terminations,                --              --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Total Liabilities                                                    --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Net assets applicable to policyholders                           12,152              80           348             112
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------

---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Gold Variable Universal Life                            --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Survivor Variable Universal Life                                  --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       12,152              80           348             112
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Gold Variable Universal Life                            --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Survivor Variable Universal Life                                  --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   WealthQuest III Variable Universal Life                    5,627,666          70,891       287,630         101,033
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Gold Variable Universal Life                            --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Survivor Variable Universal Life                                  --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   WealthQuest III Variable Universal Life                         2.16            1.13          1.21            1.11
---------------------------------------------------------- ------------- --------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              EIGHT MONTHS ENDED AUGUST 31, 2008
                                                    (UNAUDITED)

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                            AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------
                         Assets                            AIM Dynamics    AIM Global        AIM
                                                                           Health Care    Technology
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
8,928 shares at net asset value of $16.50                            147             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $139)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
17,660 shares at net asset value of $23.09                            --            408            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $354)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
24,148 shares at net asset value of $13.27                            --             --           320
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $311)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   147            408           320
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              147            408           320
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                           147            408           320
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       115,418        330,551       381,681
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.28           1.23          0.84
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                               EIGHT MONTHS ENDED AUGUST 31, 2008
                                                    (UNAUDITED)

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                            AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------
                         Assets                                 AIM            AIM           AIM            AIM
                                                            Global Real                    Financial     Small Cap
                                                              Estate        Utilities      Services       Equity
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
90,518 shares at net asset value of $18.35                         1,661             --            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,345)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
106,050 shares at net asset value of $21.09                           --          2,237            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,306)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
8,668 shares at net asset value of $8.97                              --             --            78             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $111)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
14,565 shares at net asset value of $15.30                            --             --            --            223
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $230)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 1,661          2,237            78            223
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            1,661          2,237            78             223
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                         1,661          2,237            78             223
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       658,727      1,426,083        95,435         169,320
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          2.52           1.57          0.81            1.32
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              EIGHT MONTHS ENDED AUGUST 31, 2008
                                                    (UNAUDITED)

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                MFS Variable Insurance Trust - Initial Class Shares
---------------------------------------------------------------------------------------------------------------------
                         Assets                                 MFS         MFS Core     MFS Research       MFS
                                                                                                         Investors
                                                              Growth         Equity                        Trust
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
27,448 shares at net asset value of $22.91                           629             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $553)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
9,723 shares at net asset value of $15.18                             --            148            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $134)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
2,622 shares at net asset value of $18.27                             --             --            48             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $43)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
9,348 shares at net asset value of $20.10                             --             --            --            188
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $173)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   629            148            48            188
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              629            148            48             188
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                           629            148            48             188
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       500,560        132,872        37,259         147,876
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.26           1.11          1.29            1.27
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                               EIGHT MONTHS ENDED AUGUST 31, 2008
                                                    (UNAUDITED)

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                                   T. Rowe Price
---------------------------------------------------------------------------------------------------------------------
                         Assets                               T. Rowe        T. Rowe       T. Rowe        T. Rowe
                                                                              Price                        Price
                                                           Price Equity   International   Price Ltd       Mid-Cap
                                                              Income          Stock       Term Bond       Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
382,354 shares at net asset value of $20.18                        7,716             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $8,681)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
223,784 shares at net asset value of $14.68                           --          3,285            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $3,841)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
108,650 shares at net asset value of $4.94                            --             --           537             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $538)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
242,489 shares at net asset value of $22.89                           --             --            --          5,551
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $5,370)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 7,716          3,285           537          5,551
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            7,716          3,285           537           5,551
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                            350            262            --             320
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                     2,021          1,018            --           3,566
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   68             34            --             251
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                         5,277          1,971           537           1,414
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                        254,929        223,983            --         168,133
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                 1,226,023        792,560            --       1,280,837
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                2,582          1,972            --           8,749
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                     3,902,038      1,348,370       435,391         820,804
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           1.37           1.17            --            1.90
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      1.65           1.28            --            2.78
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                26.39          17.02            --           28.64
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.35           1.46          1.23            1.72
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                               EIGHT MONTHS ENDED AUGUST 31, 2008
                                                    (UNAUDITED)

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                    American National Investment Accounts, Inc.
---------------------------------------------------------------------------------------------------------------------
                         Assets                              AN Growth      AN Equity    AN Balanced     AN Money
                                                                             Income                       Market
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
6,264,969 shares at net asset value of $1.53                       9,585             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $9,994)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
4,347,979 shares at net asset value of $1.58                          --          6,870            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $7,244)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
2,281,228 shares at net asset value of $1.44                          --             --         3,285             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $3,280)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
1,804,519 shares at net asset value of $1.00                          --             --            --          1,805
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,805)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 9,585          6,870         3,285          1,805
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            9,585          6,870         3,285           1,805
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                          4,550          2,869         1,080             187
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                     4,468          2,380         1,229             336
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   10             15            49              85
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                           557          1,606           927           1,197
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                      1,912,307        849,712       387,694         123,076
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                 4,088,379      1,463,513       868,403         285,899
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                5,950          6,872        25,944          74,996
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       528,223      1,323,372       745,371       1,076,901
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           2.38           3.38          2.78            1.52
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      1.09           1.63          1.42            1.17
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                 1.68           2.21          1.88            1.14
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.05           1.21          1.24            1.11
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              EIGHT MONTHS ENDED AUGUST 31, 2008
                                                    (UNAUDITED)

                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                    American National Investment Accounts, Inc.
---------------------------------------------------------------------------------------------------------------------
                         Assets                                 AN           AN High          AN            AN
                                                            Government                    Small-Cap/   International
                                                               Bond        Yield Bond      Mid-Cap         Stock
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
1,222,788 shares at net asset value of $1.08                       1,321             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,299)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
336,532 shares at net asset value of $0.81                            --            273            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $294)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
5,807,498 shares at net asset value of $0.29                          --             --         1,684             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,583)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
185,251 shares at net asset value of $0.88                            --             --            --            163
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $153)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 1,321            273         1,684            163
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            1,321            273         1,684             163
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             51              7           188               6
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       396             43         1,132              55
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   81             --            12              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                           793            223           352             102
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                         40,370          5,197       668,417           6,328
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                   288,115         34,166     4,106,118          60,174
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                               57,544             --        45,731              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       626,509        179,328       381,981          72,275
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           1.27           1.35          0.28            0.93
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      1.37           1.25          0.28            0.91
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                 1.41             --          0.27              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.26           1.24          0.92            1.41
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                           EIGHT MONTHS ENDED AUGUST 31, 2008
                                                    (UNAUDITED)

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                      The Alger American Fund - Class O Shares
---------------------------------------------------------------------------------------------------------------------
                       Operations                              Alger          Alger         Alger
                                                                                           Income &
                                                             Small Cap       Growth         Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying
   mutual fund                                                     --              3             11
   Mortality and expense charges
     Investrac Gold Variable Universal Life                        --             --            --
     Investrac Advantage Variable Universal Life                   --             --            --
     Survivor Variable Universal Life                              --             --            --
     WealthQuest III Variable Universal Life                       (7)            (6)           (3)

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      (7)            (3)             8
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Realized and unrealized gains (losses) on investments -
net
   Realized gain distributions from underlying mutual
   fund                                                            19             --            --

   Realized gains (losses) on sales of investments                 54             13             7

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                    73             13             7
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                               (310)          (232)           (93)

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                          (237)          (219)           (86)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                      (244)          (222)           (78)
========================================================== ============== ============== ============= ==============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                           EIGHT MONTHS ENDED AUGUST 31, 2008
                                                     (UNAUDITED)

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                      The Alger American Fund - Class O Shares
---------------------------------------------------------------------------------------------------------------------
                       Operations                              Alger      Alger MidCap   Alger Capital
                                                             Balanced        Growth      Appreciation
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying
   mutual fund                                                     24              3            --
   Mortality and expense charges
     Investrac Gold Variable Universal Life                        --             --            --
     Investrac Advantage Variable Universal Life                   --             --            --
     Survivor Variable Universal Life                              --             --            --
     WealthQuest III Variable Universal Life                       (5)            (9)           (9)

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      19             (6)           (9)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Realized and unrealized gains (losses) on investments -
net
   Realized gain distributions from underlying mutual
   fund                                                           116            564            --

   Realized gains (losses) on sales of investments                  2           (16)            91

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   118            548            91
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                               (236)        (1,069)         (424)

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                          (118)          (521)         (333)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                       (99)          (527)         (342)
========================================================== ============== ============== ============= ==============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                           EIGHT MONTHS ENDED AUGUST 31, 2008
                                                    (UNAUDITED)

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                       Federated Insurance Series - Class II
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Federated      Federated     Federated      Federated
                                                                                         High Income
                                                              Capital      U.S. Gov't       Bond -        Growth
                                                              Income       Securities     Prim. Sh.     Strategies
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying
   mutual fund                                                      3              3            25             --
   Mortality and expense charges
     Investrac Gold Variable Universal Life                        --             --            --             --
     Investrac Advantage Variable Universal Life                   --             --            --             --
     Survivor Variable Universal Life                              --             --            --             --
     WealthQuest III Variable Universal Life                       --             --            (1)            (1)

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                       3              3             24            (1)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Realized and unrealized gains (losses) on investments -
net
   Realized gain distributions from underlying mutual
   fund                                                            --             --            --             64

   Realized gains (losses) on sales of investments                  1             --            --              3

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                     1             --            --             67
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                  (6)           (1)           (30)          (91)

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                             (5)           (1)           (30)          (24)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                         (2)             2            (6)          (25)
========================================================== ============== ============== ============= ==============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                           EIGHT MONTHS ENDED AUGUST 31, 2008
                                                    (UNAUDITED)

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                       Federated Insurance Series - Class II
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Federated      Federated     Federated
                                                                             Quality
                                                                              Bond -      Kaufmann -
                                                           Equity Income    Prim. Sh.     Prim. Sh.
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying
   mutual fund                                                      7              3            --
   Mortality and expense charges
     Investrac Gold Variable Universal Life                        --             --            --
     Investrac Advantage Variable Universal Life                   --             --            --
     Survivor Variable Universal Life                              --             --            --
     WealthQuest III Variable Universal Life                       (1)            --            --

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                       6              3            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Realized and unrealized gains (losses) on investments -
net
   Realized gain distributions from underlying mutual
   fund                                                            --             --             9

   Realized gains (losses) on sales of investments                  2            (3)           (2)

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                     2            (3)             7
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                 (32)            --          (19)

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            (30)           (3)          (12)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                       (24)             --          (12)
========================================================== ============== ============== ============= ==============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                           EIGHT MONTHS ENDED AUGUST 31, 2008
                                                    (UNAUDITED)

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity      Fidelity
                                                             Growth &
                                                              Income      Equity Income     Growth      High Income
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying
   mutual fund                                                     --             --            --             --
   Mortality and expense charges
     Investrac Gold Variable Universal Life                        (1)           (20)          (37)            (2)
     Investrac Advantage Variable Universal Life                   (8)           (19)          (72)            (3)
     Survivor Variable Universal Life                              --             (1)            --            --
     WealthQuest III Variable Universal Life                       --             --            --             --

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      (9)           (40)         (109)           (5)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Realized and unrealized gains (losses) on investments -
net
   Realized gain distributions from underlying mutual
   fund                                                           101              5            --             --

   Realized gains (losses) on sales of investments                  1           (28)            43            (13)

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   102           (23)            43            (13)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                               (249)           (953)      (2,878)               9

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                          (147)           (976)      (2,835)             (4)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                      (156)         (1,016)      (2,944)            (9)
========================================================== ============== ============== ============= ==============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            EIGHT MONTHS ENDED AUGUST 31, 2008
                                                    (UNAUDITED)

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity      Fidelity
                                                                                          Investment
                                                           Money Market     Overseas      Grade Bond   Asset Manager
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying
   mutual fund                                                     18             --            24             --
   Mortality and expense charges
     Investrac Gold Variable Universal Life                        (1)            (8)           (2)            (7)
     Investrac Advantage Variable Universal Life                   (5)           (15)           (2)            (4)
     Survivor Variable Universal Life                              --             --            (1)           (1)
     WealthQuest III Variable Universal Life                       --             --            --             --

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      12            (23)           19           (12)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Realized and unrealized gains (losses) on investments -
net
   Realized gain distributions from underlying mutual
   fund                                                            --            363            --            154

   Realized gains (losses) on sales of investments                 --             98            (2)           (6)

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                    --            461            (2)           148
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                  --         (1,120)          (20)         (237)

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                             --           (659)          (22)          (89)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                         12           (682)           (3)         (101)
========================================================== ============== ============== ============= ==============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            EIGHT MONTHS ENDED AUGUST 31, 2008
                                                    (UNAUDITED)

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity
                                                                                          Asset Mgr.
                                                             Index 500     Contrafund       Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying
   mutual fund                                                      1              3            --
   Mortality and expense charges
     Investrac Gold Variable Universal Life                       (48)           (27)           (3)
     Investrac Advantage Variable Universal Life                  (97)           (74)           (7)
     Survivor Variable Universal Life                              (2)            (2)           --
     WealthQuest III Variable Universal Life                       --             --            --

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                   (146)           (100)          (10)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Realized and unrealized gains (losses) on investments -
net
   Realized gain distributions from underlying mutual
   fund                                                           199            364             1

   Realized gains (losses) on sales of investments                164             84            36

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   363            448            37
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                              (2,890)        (2,818)        (126)

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                        (2,527)         (2,370)         (89)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                    (2,673)         (2,470)         (99)
========================================================== ============== ============== ============= ==============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            EIGHT MONTHS ENDED AUGUST 31, 2008
                                                    (UNAUDITED)

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity
                                                             Balanced      Growth Opp.     Mid Cap
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying
   mutual fund                                                      1             --            20
   Mortality and expense charges
     Investrac Gold Variable Universal Life                        --             (1)          (17)
     Investrac Advantage Variable Universal Life                  (6)            (20)         (112)
     Survivor Variable Universal Life                              --             --            (2)
     WealthQuest III Variable Universal Life                       --             --            --

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     (5)            (21)         (111)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Realized and unrealized gains (losses) on investments -
net
   Realized gain distributions from underlying mutual
   fund                                                            26             --         2,525

   Realized gains (losses) on sales of investments                  7             24           392

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                    33             24         2,917
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                               (104)          (629)        (4,450)

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                           (71)          (605)        (1,533)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                       (76)          (626)        (1,644)
========================================================== ============== ============== ============= ==============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            EIGHT MONTHS ENDED AUGUST 31, 2008
                                                    (UNAUDITED)

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                              Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity      Fidelity
                                                            Aggressive       Equity
                                                              Growth         Income       Contrafund     Index 500
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying
   mutual fund                                                     --             --             1             --
   Mortality and expense charges
     Investrac Gold Variable Universal Life                        --             --            --             --
     Investrac Advantage Variable Universal Life                   --             --            --             --
     Survivor Variable Universal Life                              --             --            --             --
     WealthQuest III Variable Universal Life                       (5)            (1)          (31)           (24)

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      (5)            (1)          (30)          (24)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Realized and unrealized gains (losses) on investments -
net
   Realized gain distributions from underlying mutual
   fund                                                             2             --           167             50

   Realized gains (losses) on sales of investments                 10            (2)            21             96

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                    12            (2)           188            146
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                               (292)            (41)       (1,302)          (797)

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                          (280)            (43)       (1,114)         (651)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                      (285)            (44)       (1,144)         (675)
========================================================== ============== ============== ============= ==============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            EIGHT MONTHS ENDED AUGUST 31, 2008
                                                    (UNAUDITED)

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                              Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity
                                                            Investment      Growth &
                                                            Grade Bond       Income      Growth Opp.
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying
   mutual fund                                                      3             --            --
   Mortality and expense charges
     Investrac Gold Variable Universal Life                        --             --            --
     Investrac Advantage Variable Universal Life                   --             --            --
     Survivor Variable Universal Life                              --             --            --
     WealthQuest III Variable Universal Life                       --            (1)            (4)

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                       3            (1)            (4)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Realized and unrealized gains (losses) on investments -
net
   Realized gain distributions from underlying mutual
   fund                                                            --             19            --

   Realized gains (losses) on sales of investments                 --             (1)           11

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                    --             18            11
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                 (2)            (46)         (206)

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            (2)            (28)         (195)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                          1            (29)         (199)
========================================================== ============== ============== ============= ==============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                           EIGHT MONTHS ENDED AUGUST 31, 2008
                                                    (UNAUDITED)

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                              Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity      Fidelity
                                                                                            Value
                                                              Mid Cap         Value       Strategies   Value Leaders
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying
   mutual fund                                                     14             --            --             --
   Mortality and expense charges
     Investrac Gold Variable Universal Life                        --             --            --             --
     Investrac Advantage Variable Universal Life                   --             --            --             --
     Survivor Variable Universal Life                              --             --            --             --
     WealthQuest III Variable Universal Life                      (55)            --            (2)           (1)

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     (41)            --            (2)           (1)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Realized and unrealized gains (losses) on investments -
net
   Realized gain distributions from underlying mutual
   fund                                                         1,732              2            81             --

   Realized gains (losses) on sales of investments                118             (1)          (54)            --

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                 1,850              1            27             --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                             (2,920)            (10)          (90)           (20)

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                        (1,070)             (9)          (63)          (20)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                    (1,111)             (9)          (65)          (21)
========================================================== ============== ============== ============= ==============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                           EIGHT MONTHS ENDED AUGUST 31, 2008
                                                    (UNAUDITED)

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                            AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------
                       Operations                          AIM Dynamics        AIM           AIM
                                                                              Global
                                                                           Health Care    Technology
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying
   mutual fund                                                    --             --            --
   Mortality and expense charges
     Investrac Gold Variable Universal Life                       --             --            --
     Investrac Advantage Variable Universal Life                  --             --            --
     Survivor Variable Universal Life                             --             --            --
     WealthQuest III Variable Universal Life                      (1)            (2)           (1)

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     (1)            (2)           (1)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Realized and unrealized gains (losses) on investments -
net
   Realized gain distributions from underlying mutual
   fund                                                            --             --            --

   Realized gains (losses) on sales of investments                  1              3             2

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                     1              3             2
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                (24)            (18)         (41)

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                           (23)            (15)         (39)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                       (24)            (17)         (40)
========================================================== ============== ============== ============= ==============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            EIGHT MONTHS ENDED AUGUST 31, 2008
                                                    (UNAUDITED)

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                            AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------
                       Operations                               AIM            AIM           AIM            AIM
                                                            Global Real                   Financial      Small Cap
                                                              Estate        Utilities      Services       Equity
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying
   mutual fund                                                     --             --            --             --
   Mortality and expense charges
     Investrac Gold Variable Universal Life                        --             --            --             --
     Investrac Advantage Variable Universal Life                   --             --            --             --
     Survivor Variable Universal Life                              --             --            --             --
     WealthQuest III Variable Universal Life                       (8)           (10)          (1)             (1)

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      (8)           (10)           (1)            (1)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Realized and unrealized gains (losses) on investments -
net
   Realized gain distributions from underlying mutual
   fund                                                            --             --            --             --

   Realized gains (losses) on sales of investments               (12)             16           (26)            --

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                  (12)             16           (26)            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                               (311)          (295)           (11)            (1)

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                          (323)          (279)           (37)            (1)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                      (331)          (289)           (38)            (2)
========================================================== ============== ============== ============= ==============

See accompanying notes to Separate Account financial statements.                                (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            EIGHT MONTHS ENDED AUGUST 31, 2008
                                                    (UNAUDITED)

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                MFS Variable Insurance Trust - Initial Class Shares
---------------------------------------------------------------------------------------------------------------------
                       Operations                               MFS         MFS Core     MFS Research       MFS
                                                                                                         Investors
                                                              Growth         Equity                        Trust
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying
   mutual fund                                                      1              1            --              1
   Mortality and expense charges
     Investrac Gold Variable Universal Life                        --             --            --             --
     Investrac Advantage Variable Universal Life                   --             --            --             --
     Survivor Variable Universal Life                              --             --            --             --
     WealthQuest III Variable Universal Life                       (3)            (1)           --             (1)

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      (2)            --            --             --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Realized and unrealized gains (losses) on investments -
net
   Realized gain distributions from underlying mutual
   fund                                                            --             --            --             12

   Realized gains (losses) on sales of investments                 11              8             1              3

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                    11              8             1             15
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                (49)            (28)           (6)          (33)

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                           (38)            (20)           (5)          (18)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                       (40)            (20)           (5)          (18)
========================================================== ============== ============== ============= ==============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            EIGHT MONTHS ENDED AUGUST 31, 2008
                                                    (UNAUDITED)

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                                   T. Rowe Price
---------------------------------------------------------------------------------------------------------------------
                       Operations                             T. Rowe        T. Rowe       T. Rowe        T. Rowe
                                                                              Price                        Price
                                                           Price Equity   International   Price Ltd       Mid-Cap
                                                              Income          Stock       Term Bond       Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying
   mutual fund                                                     81             --             13            --
   Mortality and expense charges
     Investrac Gold Variable Universal Life                        (2)            (2)           --             (2)
     Investrac Advantage Variable Universal Life                  (17)            (9)           --            (31)
     Survivor Variable Universal Life                              --              --           --             (1)
     WealthQuest III Variable Universal Life                      (25)            (9)           (2)            (7)

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      37            (20)           11            (41)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Realized and unrealized gains (losses) on investments -
net
   Realized gain distributions from underlying mutual
   fund                                                           225             --            --             --

   Realized gains (losses) on sales of investments                 76             17            (1)            97

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   301             17            (1)            97
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                              (1,348)          (652)            1          (622)

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                         (1,047)          (635)            --         (525)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                     (1,010)          (655)           11          (566)
========================================================== ============== ============== ============= ==============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                           EIGHT MONTHS ENDED AUGUST 31, 2008
                                                    (UNAUDITED)

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                    American National Investment Accounts, Inc.
---------------------------------------------------------------------------------------------------------------------
                       Operations                            AN Growth      AN Equity    AN Balanced     AN Money
                                                                             Income                       Market
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying
   mutual fund                                                     --             --            --             21
   Mortality and expense charges
     Investrac Gold Variable Universal Life                       (28)           (18)           (7)            (1)
     Investrac Advantage Variable Universal Life                  (39)           (20)          (10)            (2)
     Survivor Variable Universal Life                              --             --            --             (1)
     WealthQuest III Variable Universal Life                       (3)            (7)           (4)            (5)

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                    (70)            (45)          (21)            12
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Realized and unrealized gains (losses) on investments -
net
   Realized gain distributions from underlying mutual
   fund                                                            --             --            --             --

   Realized gains (losses) on sales of investments                (38)            (9)            6             --

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   (38)            (9)            6             --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                              (1,247)          (568)         (212)            --

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                         (1,285)          (577)         (206)            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                     (1,355)          (622)         (227)            12
========================================================== ============== ============== ============= ==============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                    AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                 STATEMENT OF OPERATIONS

                                              EIGHT MONTHS ENDED AUGUST 31, 2008
                                                       (UNAUDITED)

                                                 (AMOUNTS IN THOUSANDS)
                                                 SEGREGATED SUBACCOUNTS
                                       American National Investment Accounts, Inc.
--------------------------------------------------------------------------------------------------------------------------
                          Operations                                 AN           AN High          AN             AN
                                                                 Government                    Small-Cap/    International
                                                                    Bond        Yield Bond       Mid-Cap        Stock
--------------------------------------------------------------- -------------- -------------- -------------- -------------
--------------------------------------------------------------- -------------- -------------- -------------- -------------
Investment income (loss)
   Investment income distributions from underlying mutual fund          --             --             --            --
   Mortality and expense charges
     Investrac Gold Variable Universal Life                             --             --             (1)           --
     Investrac Advantage Variable Universal Life                        (2)            --            (11)           --
     Survivor Variable Universal Life                                   (1)           (1)             --            --
     WealthQuest III Variable Universal Life                            (3)           (1)             (2)           --

--------------------------------------------------------------- -------------- -------------- -------------- -------------
                 Investment income (loss) - net                         (6)           (2)            (14)           --
--------------------------------------------------------------- -------------- -------------- -------------- -------------
--------------------------------------------------------------- -------------- -------------- -------------- -------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund              --             --             --            --

   Realized gains (losses) on sales of investments                        2            (1)            26             2

--------------------------------------------------------------- -------------- -------------- -------------- -------------
--------------------------------------------------------------- -------------- -------------- -------------- -------------
     Net realized gains (losses) on investments                           2            (1)            26             2
--------------------------------------------------------------- -------------- -------------- -------------- -------------
--------------------------------------------------------------- -------------- -------------- -------------- -------------

   Net change in unrealized appreciation or depreciation of
   investments                                                          23               1         (666)           (23)

--------------------------------------------------------------- -------------- -------------- -------------- -------------
--------------------------------------------------------------- -------------- -------------- -------------- -------------
     Net gains (losses) on investments                                  25              --         (640)           (21)
--------------------------------------------------------------- -------------- -------------- -------------- -------------
--------------------------------------------------------------- -------------- -------------- -------------- -------------

Net increase (decrease) in net assets resulting from
operations                                                              19            (2)          (654)           (21)
=============================================================== ============== ============== ============== =============

See accompanying notes to Separate Account financial statements.                                  (continued)

                               AMERICAN NATIONAL VARIABLE LIFE SEPARATEACCOUNT

                                     STATEMENT OF CHANGES IN NET ASSETS

                                       EIGHT MONTHS ENDED AUGUST 31, 2008
                                                 (UNAUDITED)

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                  The Alger American Fund - Class O Shares
--------------------------------------------------------------------------------------------------------------
                     Net Changes                           Alger     Alger Growth      Alger
                                                                                     Income &
                                                         Small Cap                    Growth
------------------------------------------------------- ------------ -------------- ------------ -------------
------------------------------------------------------- ------------ -------------- ------------ -------------
Operations
   Investment income (loss) - net                             (7)            (3)           8
   Net realized gains (losses) on investments                 73             13            7
   Net change in unrealized appreciation or
   depreciation of investments                              (310)          (232)        (93)

------------------------------------------------------- ------------ -------------- ------------ -------------
------------------------------------------------------- ------------ -------------- ------------ -------------
Net increase (decrease) in net assets resulting from        (244)          (222)        (78)
operations
------------------------------------------------------- ------------ -------------- ------------ -------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                   --             --           --
     Investrac Advantage Variable Universal Life              --             --           --
     Survivor Variable Universal Life                         --             --           --
     WealthQuest III Variable Universal Life                 266            200           99

   Policy terminations, withdrawal payments and
   charges:
     Investrac Gold Variable Universal Life                   --             --           --
     Investrac Advantage Variable Universal Life              --             --           --
     Survivor Variable Universal Life                         --             --           --
     WealthQuest III Variable Universal Life                (188)          (115)         (86)

------------------------------------------------------- ------------ -------------- ------------ -------------
------------------------------------------------------- ------------ -------------- ------------ -------------
Increase (decrease) in net assets from                        78             85           13
policy transactions
------------------------------------------------------- ------------ -------------- ------------ -------------
------------------------------------------------------- ------------ -------------- ------------ -------------

Increase (decrease) in net assets                           (166)          (137)        (65)

Net assets at the beginning of year                        1,652          1,478          647
------------------------------------------------------- ------------ -------------- ------------ -------------
------------------------------------------------------- ------------ -------------- ------------ -------------

Net assets at the end of year                              1,486          1,341          582
======================================================= ============ ============== ============ =============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                       STATEMENT OF CHANGES IN NET ASSETS

                                        EIGHT MONTHS ENDED AUGUST 31, 2008
                                                  (UNAUDITED)

                                             (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                             SEGREGATED SUBACCOUNTS
-----------------------------------------------------------------------------------------------------------------
                                    The Alger American Fund - Class O Shares
-----------------------------------------------------------------------------------------------------------------
                      Net Changes                           Alger         Alger      Alger Capital
                                                                          MidCap
                                                           Balanced       Growth     Appreciation
-------------------------------------------------------- ------------- ------------- -------------- -------------
-------------------------------------------------------- ------------- ------------- -------------- -------------
Operations
   Investment income (loss) - net                               19            (6)            (9)
   Net realized gains (losses) on investments                  118           548             91
   Net change in unrealized appreciation or
   depreciation of investments                               (236)       (1,069)          (424)

-------------------------------------------------------- ------------- ------------- -------------- -------------
-------------------------------------------------------- ------------- ------------- -------------- -------------
Net increase (decrease) in net assets resulting from          (99)         (527)          (342)
operations
-------------------------------------------------------- ------------- ------------- -------------- -------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                     --            --             --
     Investrac Advantage Variable Universal Life                --            --             --
     Survivor Variable Universal Life                           --            --             --
     WealthQuest III Variable Universal Life                   154           354            425

   Policy terminations, withdrawal payments and
   charges:
     Investrac Gold Variable Universal Life                     --            --             --
     Investrac Advantage Variable Universal Life                --            --             --
     Survivor Variable Universal Life                           --            --             --
     WealthQuest III Variable Universal Life                  (115)         (204)         (279)

-------------------------------------------------------- ------------- ------------- -------------- -------------
-------------------------------------------------------- ------------- ------------- -------------- -------------
Increase (decrease) in net assets from                          39           150            146
policy transactions
-------------------------------------------------------- ------------- ------------- -------------- -------------
-------------------------------------------------------- ------------- ------------- -------------- -------------

Increase (decrease) in net assets                             (60)         (377)          (196)

Net assets at the beginning of year                          1,074         2,190          2,102
-------------------------------------------------------- ------------- ------------- -------------- -------------
-------------------------------------------------------- ------------- ------------- -------------- -------------

Net assets at the end of year                                1,014         1,813          1,906
======================================================== ============= ============= ============== =============

See accompanying notes to Separate Account financial statements.                                  (continued)

                              AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                     STATEMENT OF CHANGES IN NET ASSETS

                                        EIGHT MONTHS ENDED AUGUST 31, 2008
                                                 (UNAUDITED)

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                    Federated Insurance Series - Class II
--------------------------------------------------------------------------------------------------------------
                    Net Changes                       Federated      Federated     Federated      Federated
                                                                                  High Income
                                                       Capital      U.S. Gov't       Bond -        Growth
                                                        Income      Securities     Prim. Sh.     Strategies
---------------------------------------------------- ------------- -------------- ------------- --------------
---------------------------------------------------- ------------- -------------- ------------- --------------
Operations
   Investment income (loss) - net                            3              3            24             (1)
   Net realized gains (losses) on investments                1             --            --             67
   Net change in unrealized appreciation or
   depreciation of investments                              (6)           (1)           (30)           (91)

---------------------------------------------------- ------------- -------------- ------------- --------------
---------------------------------------------------- ------------- -------------- ------------- --------------
Net increase (decrease) in net assets resulting             (2)             2           (6)            (25)
from operations
---------------------------------------------------- ------------- -------------- ------------- --------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                 --             --            --             --
     Investrac Advantage Variable Universal Life            --             --            --             --
     Survivor Variable Universal Life                       --             --            --             --
     WealthQuest III Variable Universal Life                17             14            41             45

   Policy terminations, withdrawal payments and
   charges:
     Investrac Gold Variable Universal Life                 --             --            --             --
     Investrac Advantage Variable Universal Life            --             --            --             --
     Survivor Variable Universal Life                       --             --            --             --
     WealthQuest III Variable Universal Life               (16)             96          (13)           (28)

---------------------------------------------------- ------------- -------------- ------------- --------------
---------------------------------------------------- ------------- -------------- ------------- --------------
Increase (decrease) in net assets from                        1           110            28             17
policy transactions
---------------------------------------------------- ------------- -------------- ------------- --------------
---------------------------------------------------- ------------- -------------- ------------- --------------

Increase (decrease) in net assets                           (1)           112            22            (8)

Net assets at the beginning of year                         51             38           259            281
---------------------------------------------------- ------------- -------------- ------------- --------------
---------------------------------------------------- ------------- -------------- ------------- --------------

Net assets at the end of year                               50            150           281            273
==================================================== ============= ============== ============= ==============

See accompanying notes to Separate Account financial statements.                                  (continued)

                              AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                     STATEMENT OF CHANGES IN NET ASSETS

                                        EIGHT MONTHS ENDED AUGUST 31, 2008
                                                 (UNAUDITED)

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                    Federated Insurance Series - Class II
--------------------------------------------------------------------------------------------------------------
                      Net Changes                         Federated     Federated     Federated
                                                                         Quality
                                                            Equity        Bond -       Kaufmann
                                                            Income      Prim. Sh.     -Prim. Sh.
-------------------------------------------------------- ------------- ------------- ------------- -----------
-------------------------------------------------------- ------------- ------------- ------------- -----------
Operations
   Investment income (loss) - net                                6             3            --
   Net realized gains (losses) on investments                    2           (3)             7
   Net change in unrealized appreciation or
   depreciation of investments                                 (32)           --          (19)

-------------------------------------------------------- ------------- ------------- ------------- -----------
-------------------------------------------------------- ------------- ------------- ------------- -----------
Net increase (decrease) in net assets resulting from           (24)           --          (12)
operations
-------------------------------------------------------- ------------- ------------- ------------- -----------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                     --            --            --
     Investrac Advantage Variable Universal Life                --            --            --
     Survivor Variable Universal Life                           --            --            --
     WealthQuest III Variable Universal Life                    26            19            23

   Policy terminations, withdrawal payments and
   charges:
     Investrac Gold Variable Universal Life                     --            --            --
     Investrac Advantage Variable Universal Life                --            --            --
     Survivor Variable Universal Life                           --            --            --
     WealthQuest III Variable Universal Life                   (16)         (16)          (22)

-------------------------------------------------------- ------------- ------------- ------------- -----------
-------------------------------------------------------- ------------- ------------- ------------- -----------
Increase (decrease) in net assets from                          10             3             1
policy transactions
-------------------------------------------------------- ------------- ------------- ------------- -----------
-------------------------------------------------------- ------------- ------------- ------------- -----------

Increase (decrease) in net assets                              (14)            3           (11)

Net assets at the beginning of year                            200            10            77
-------------------------------------------------------- ------------- ------------- ------------- -----------
-------------------------------------------------------- ------------- ------------- ------------- -----------

Net assets at the end of year                                  186            13            66
======================================================== ============= ============= ============= ===========

See accompanying notes to Separate Account financial statements.                                  (continued)

                              AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                     STATEMENT OF CHANGES IN NET ASSETS

                                        EIGHT MONTHS ENDED AUGUST 31, 2008
                                                 (UNAUDITED)

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------
                     Net Changes                          Fidelity      Fidelity      Fidelity     Fidelity
                                                          Growth &       Equity
                                                           Income        Income        Growth     High Income
------------------------------------------------------- ------------- ------------- ------------- ------------
------------------------------------------------------- ------------- ------------- ------------- ------------
Operations
   Investment income (loss) - net                             (9)          (40)          (109)          (5)
   Net realized gains (losses) on investments                 102          (23)            43          (13)
   Net change in unrealized appreciation or
   depreciation of investments                              (249)         (953)        (2,878)            9

------------------------------------------------------- ------------- ------------- ------------- ------------
------------------------------------------------------- ------------- ------------- ------------- ------------
Net increase (decrease) in net assets resulting from        (156)       (1,016)        (2,944)          (9)
operations
------------------------------------------------------- ------------- ------------- ------------- ------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                    11           211           447           24
     Investrac Advantage Variable Universal Life               66           148           627           12
     Survivor Variable Universal Life                           1             9             1            1
     WealthQuest III Variable Universal Life                   --            --            --           --

   Policy terminations, withdrawal payments and
   charges:
     Investrac Gold Variable Universal Life                  (10)          (468)         (794)         (55)
     Investrac Advantage Variable Universal Life            (100)          (328)         (846)         (32)
     Survivor Variable Universal Life                          --           (51)          (28)          --
     WealthQuest III Variable Universal Life                   --            --            --           --

------------------------------------------------------- ------------- ------------- ------------- ------------
------------------------------------------------------- ------------- ------------- ------------- ------------
Increase (decrease) in net assets from                       (32)         (479)          (593)         (50)
policy transactions
------------------------------------------------------- ------------- ------------- ------------- ------------
------------------------------------------------------- ------------- ------------- ------------- ------------

Increase (decrease) in net assets                           (188)       (1,495)        (3,537)         (59)

Net assets at the beginning of year                         1,137         6,661        17,187          748
------------------------------------------------------- ------------- ------------- ------------- ------------
------------------------------------------------------- ------------- ------------- ------------- ------------

Net assets at the end of year                                 949         5,166        13,650          689
======================================================= ============= ============= ============= ============

See accompanying notes to Separate Account financial statements.                                  (continued)

                              AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                     STATEMENT OF CHANGES IN NET ASSETS

                                       EIGHT MONTHS ENDED AUGUST 31, 2008
                                                 (UNAUDITED)

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------
                    Net Changes                       Fidelity      Fidelity      Fidelity    Fidelity Asset
                                                        Money                    Investment
                                                       Market       Overseas     Grade Bond       Manager
---------------------------------------------------- ------------ ------------- ------------- ----------------
---------------------------------------------------- ------------ ------------- ------------- ----------------
Operations
   Investment income (loss) - net                          12          (23)            19             (12)
   Net realized gains (losses) on investments              --           461            (2)             148
   Net change in unrealized appreciation or
   depreciation of investments                             --        (1,120)          (20)           (237)

---------------------------------------------------- ------------ ------------- ------------- ----------------
---------------------------------------------------- ------------ ------------- ------------- ----------------
Net increase (decrease) in net assets resulting            12          (682)          (3)            (101)
from operations
---------------------------------------------------- ------------ ------------- ------------- ----------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                 5            76            16               72
     Investrac Advantage Variable Universal Life           23           109            14               26
     Survivor Variable Universal Life                      --            10             8                0
     WealthQuest III Variable Universal Life               --            --            --               --

   Policy terminations, withdrawal payments and
   charges:
     Investrac Gold Variable Universal Life               (11)         (122)            11            (141)
     Investrac Advantage Variable Universal Life           291         (146)            58               33
     Survivor Variable Universal Life                      (2)           10             (1)              0
     WealthQuest III Variable Universal Life               --            --            --               --

---------------------------------------------------- ------------ ------------- ------------- ----------------
---------------------------------------------------- ------------ ------------- ------------- ----------------
Increase (decrease) in net assets from                     306         (63)           106              (10)
policy transactions
---------------------------------------------------- ------------ ------------- ------------- ----------------
---------------------------------------------------- ------------ ------------- ------------- ----------------

Increase (decrease) in net assets                          318        (745)           103             (111)

Net assets at the beginning of year                        659        3,627           560            1,745
---------------------------------------------------- ------------ ------------- ------------- ----------------
---------------------------------------------------- ------------ ------------- ------------- ----------------

Net assets at the end of year                              977        2,882           663            1,634
==================================================== ============ ============= ============= ================

See accompanying notes to Separate Account financial statements.                                  (continued)

                              AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                     STATEMENT OF CHANGES IN NET ASSETS

                                       EIGHT MONTHS ENDED AUGUST 31, 2008
                                                 (UNAUDITED)

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------
                      Net Changes                          Fidelity      Fidelity      Fidelity
                                                                                      Asset Mgr.
                                                          Index 500     Contrafund      Growth
-------------------------------------------------------- ------------- ------------- ------------- -----------
-------------------------------------------------------- ------------- ------------- ------------- -----------
Operations
   Investment income (loss) - net                             (146)         (100)         (10)
   Net realized gains (losses) on investments                  363           448            37
   Net change in unrealized appreciation or
   depreciation of investments                              (2,890)       (2,818)        (126)

-------------------------------------------------------- ------------- ------------- ------------- -----------
-------------------------------------------------------- ------------- ------------- ------------- -----------
Net increase (decrease) in net assets resulting from        (2,673)       (2,470)         (99)
operations
-------------------------------------------------------- ------------- ------------- ------------- -----------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                    609           277            45
     Investrac Advantage Variable Universal Life               835           553            50
     Survivor Variable Universal Life                           48            48            --
     WealthQuest III Variable Universal Life                    --            --            --

   Policy terminations, withdrawal payments and
   charges:
     Investrac Gold Variable Universal Life                   (989)         (552)          (81)
     Investrac Advantage Variable Universal Life            (1,206)         (732)         (153)
     Survivor Variable Universal Life                          (55)          (47)           --
     WealthQuest III Variable Universal Life                    --            --            --

-------------------------------------------------------- ------------- ------------- ------------- -----------
-------------------------------------------------------- ------------- ------------- ------------- -----------
Increase (decrease) in net assets from                        (758)         (453)         (139)
policy transactions
-------------------------------------------------------- ------------- ------------- ------------- -----------
-------------------------------------------------------- ------------- ------------- ------------- -----------

Increase (decrease) in net assets                           (3,431)       (2,923)         (238)

Net assets at the beginning of year                         22,322        15,678         1,377
-------------------------------------------------------- ------------- ------------- ------------- -----------
-------------------------------------------------------- ------------- ------------- ------------- -----------

Net assets at the end of year                               18,891        12,755         1,139
======================================================== ============= ============= ============= ===========

See accompanying notes to Separate Account financial statements.                                  (continued)

                              AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                     STATEMENT OF CHANGES IN NET ASSETS

                                        EIGHT MONTHS ENDED AUGUST 31, 2008
                                                 (UNAUDITED)

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------
                      Net Changes                         Fidelity      Fidelity       Fidelity
                                                          Balanced     Growth Opp.     Mid Cap
-------------------------------------------------------- ------------ -------------- ------------- -----------
-------------------------------------------------------- ------------ -------------- ------------- -----------
Operations
   Investment income (loss) - net                              (5)           (21)         (111)
   Net realized gains (losses) on investments                  33             24         2,917
   Net change in unrealized appreciation or
   depreciation of investments                               (104)          (629)       (4,450)

-------------------------------------------------------- ------------ -------------- ------------- -----------
-------------------------------------------------------- ------------ -------------- ------------- -----------
Net increase (decrease) in net assets resulting from          (76)          (626)       (1,644)
operations
-------------------------------------------------------- ------------ -------------- ------------- -----------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                     9             12           167
     Investrac Advantage Variable Universal Life               47            156           738
     Survivor Variable Universal Life                           2              2            60
     WealthQuest III Variable Universal Life                   --             --            --

   Policy terminations, withdrawal payments and
   charges:
     Investrac Gold Variable Universal Life                   (10)            60          (226)
     Investrac Advantage Variable Universal Life             (115)          (127)       (1,268)
     Survivor Variable Universal Life                          (1)            27           (12)
     WealthQuest III Variable Universal Life                   --             --            --

-------------------------------------------------------- ------------ -------------- ------------- -----------
-------------------------------------------------------- ------------ -------------- ------------- -----------
Increase (decrease) in net assets from                       (68)            130          (541)
policy transactions
-------------------------------------------------------- ------------ -------------- ------------- -----------
-------------------------------------------------------- ------------ -------------- ------------- -----------

Increase (decrease) in net assets                           (144)          (496)        (2,185)

Net assets at the beginning of year                           841          2,887        18,212
-------------------------------------------------------- ------------ -------------- ------------- -----------
-------------------------------------------------------- ------------ -------------- ------------- -----------

Net assets at the end of year                                 697          2,391        16,027
======================================================== ============ ============== ============= ===========

See accompanying notes to Separate Account financial statements.                                  (continued)

                              AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                     STATEMENT OF CHANGES IN NET ASSETS

                                        EIGHT MONTHS ENDED AUGUST 31, 2008
                                                 (UNAUDITED)

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                           Fidelity Variable Insurance Products - Service Class II
--------------------------------------------------------------------------------------------------------------
                     Net Changes                          Fidelity      Fidelity      Fidelity     Fidelity
                                                         Aggressive      Equity
                                                           Growth        Income      Contrafund    Index 500
------------------------------------------------------- -------------- ------------ ------------- ------------
------------------------------------------------------- -------------- ------------ ------------- ------------
Operations
   Investment income (loss) - net                               (5)         (1)           (30)        (24)
   Net realized gains (losses) on investments                   12          (2)           188          146
   Net change in unrealized appreciation or
   depreciation of investments                                (292)         (41)       (1,302)        (797)

------------------------------------------------------- -------------- ------------ ------------- ------------
------------------------------------------------------- -------------- ------------ ------------- ------------
Net increase (decrease) in net assets resulting from          (285)         (44)       (1,144)        (675)
operations
------------------------------------------------------- -------------- ------------ ------------- ------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                     --           --            --           --
     Investrac Advantage Variable Universal Life                --           --            --           --
     Survivor Variable Universal Life                           --           --            --           --
     WealthQuest III Variable Universal Life                   181           83         1,367          941

   Policy terminations, withdrawal payments and
   charges:
     Investrac Gold Variable Universal Life                     --           --            --           --
     Investrac Advantage Variable Universal Life                --           --            --           --
     Survivor Variable Universal Life                           --           --            --           --
     WealthQuest III Variable Universal Life                  (162)         (31)         (512)        (743)

------------------------------------------------------- -------------- ------------ ------------- ------------
------------------------------------------------------- -------------- ------------ ------------- ------------
Increase (decrease) in net assets from                          19           52           855          198
policy transactions
------------------------------------------------------- -------------- ------------ ------------- ------------
------------------------------------------------------- -------------- ------------ ------------- ------------

Increase (decrease) in net assets                             (266)            8         (289)       (477)

Net assets at the beginning of year                          1,228          259         6,915        5,482
------------------------------------------------------- -------------- ------------ ------------- ------------
------------------------------------------------------- -------------- ------------ ------------- ------------

Net assets at the end of year                                  962          267         6,626        5,005
======================================================= ============== ============ ============= ============

See accompanying notes to Separate Account financial statements.                                  (continued)

                              AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                     STATEMENT OF CHANGES IN NET ASSETS

                                        EIGHT MONTHS ENDED AUGUST 31, 2008
                                                 (UNAUDITED)

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                           Fidelity Variable Insurance Products - Service Class II
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Fidelity     Fidelity      Fidelity
                                                           Investment    Growth &       Growth
                                                           Grade Bond     Income         Opp.
--------------------------------------------------------- ------------- ------------ ------------- -----------
--------------------------------------------------------- ------------- ------------ ------------- -----------
Operations
   Investment income (loss) - net                                 3           (1)          (4)
   Net realized gains (losses) on investments                    --           18            11
   Net change in unrealized appreciation or
   depreciation of investments                                  (2)          (46)        (206)

--------------------------------------------------------- ------------- ------------ ------------- -----------
--------------------------------------------------------- ------------- ------------ ------------- -----------
Net increase (decrease) in net assets resulting from              1          (29)        (199)
operations
--------------------------------------------------------- ------------- ------------ ------------- -----------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                      --           --            --
     Investrac Advantage Variable Universal Life                 --           --            --
     Survivor Variable Universal Life                            --           --            --
     WealthQuest III Variable Universal Life                     59           61           144

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                      --           --            --
     Investrac Advantage Variable Universal Life                 --           --            --
     Survivor Variable Universal Life                            --           --            --
     WealthQuest III Variable Universal Life                      15         (13)          (57)

--------------------------------------------------------- ------------- ------------ ------------- -----------
--------------------------------------------------------- ------------- ------------ ------------- -----------
Increase (decrease) in net assets from                            74           48            87
policy transactions
--------------------------------------------------------- ------------- ------------ ------------- -----------
--------------------------------------------------------- ------------- ------------ ------------- -----------

Increase (decrease) in net assets                                75           19         (112)

Net assets at the beginning of year                              71          187            887
--------------------------------------------------------- ------------- ------------ ------------- -----------
--------------------------------------------------------- ------------- ------------ ------------- -----------

Net assets at the end of year                                   146          206           775
========================================================= ============= ============ ============= ===========

See accompanying notes to Separate Account financial statements.                                  (continued)

                              AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                     STATEMENT OF CHANGES IN NET ASSETS

                                       EIGHT MONTHS ENDED AUGUST 31, 2008
                                                 (UNAUDITED)

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                           Fidelity Variable Insurance Products - Service Class II
--------------------------------------------------------------------------------------------------------------
                      Net Changes                          Fidelity     Fidelity      Fidelity     Fidelity
                                                                                       Value         Value
                                                            Mid Cap       Value      Strategies     Leaders
-------------------------------------------------------- ------------- ------------ ------------- ------------
-------------------------------------------------------- ------------- ------------ ------------- ------------
Operations
   Investment income (loss) - net                              (41)           --           (2)         (1)
   Net realized gains (losses) on investments                1,850            1            27           --
   Net change in unrealized appreciation or
   depreciation of investments                             (2,920)          (10)          (90)         (20)

-------------------------------------------------------- ------------- ------------ ------------- ------------
-------------------------------------------------------- ------------- ------------ ------------- ------------
Net increase (decrease) in net assets resulting from       (1,111)           (9)          (65)         (21)
operations
-------------------------------------------------------- ------------- ------------ ------------- ------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                     --           --            --           --
     Investrac Advantage Variable Universal Life                --           --            --           --
     Survivor Variable Universal Life                           --           --            --           --
     WealthQuest III Variable Universal Life                 2,356           22            95           33

   Policy terminations, withdrawal payments and
   charges:
     Investrac Gold Variable Universal Life                     --           --            --           --
     Investrac Advantage Variable Universal Life                --           --            --           --
     Survivor Variable Universal Life                           --           --            --           --
     WealthQuest III Variable Universal Life                (1,264)         (15)        (169)             1

-------------------------------------------------------- ------------- ------------ ------------- ------------
-------------------------------------------------------- ------------- ------------ ------------- ------------
Increase (decrease) in net assets from                       1,092            7          (74)           34
policy transactions
-------------------------------------------------------- ------------- ------------ ------------- ------------
-------------------------------------------------------- ------------- ------------ ------------- ------------

Increase (decrease) in net assets                             (19)          (2)         (139)           13

Net assets at the beginning of year                         12,171           82           487           99
-------------------------------------------------------- ------------- ------------ ------------- ------------
-------------------------------------------------------- ------------- ------------ ------------- ------------

Net assets at the end of year                               12,152           80           348          112
======================================================== ============= ============ ============= ============

See accompanying notes to Separate Account financial statements.                                  (continued)

                              AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                     STATEMENT OF CHANGES IN NET ASSETS

                                        EIGHT MONTHS ENDED AUGUST 31, 2008
                                                 (UNAUDITED)

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                        AIM Variable Insurance Funds
--------------------------------------------------------------------------------------------------------------
                      Net Changes                        AIM Dynamics      AIM           AIM
                                                                          Global
                                                                       Health Care    Technology
-------------------------------------------------------- ------------- ------------- ------------- -----------
-------------------------------------------------------- ------------- ------------- ------------- -----------
Operations
   Investment income (loss) - net                               (1)           (2)           (1)
   Net realized gains (losses) on investments                    1             3             2
   Net change in unrealized appreciation or
   depreciation of investments                                 (24)         (18)           (41)

-------------------------------------------------------- ------------- ------------- ------------- -----------
-------------------------------------------------------- ------------- ------------- ------------- -----------
Net increase (decrease) in net assets resulting from           (24)         (17)           (40)
operations
-------------------------------------------------------- ------------- ------------- ------------- -----------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                     --            --            --
     Investrac Advantage Variable Universal Life                --            --            --
     Survivor Variable Universal Life                           --            --            --
     WealthQuest III Variable Universal Life                    23            67            54

   Policy terminations, withdrawal payments and
   charges:
     Investrac Gold Variable Universal Life                     --            --            --
     Investrac Advantage Variable Universal Life                --            --            --
     Survivor Variable Universal Life                           --            --            --
     WealthQuest III Variable Universal Life                    (7)          (33)          (12)

-------------------------------------------------------- ------------- ------------- ------------- -----------
-------------------------------------------------------- ------------- ------------- ------------- -----------
Increase (decrease) in net assets from                          16            34            42
policy transactions
-------------------------------------------------------- ------------- ------------- ------------- -----------
-------------------------------------------------------- ------------- ------------- ------------- -----------

Increase (decrease) in net assets                               (8)           17             2

Net assets at the beginning of year                            155           391           318
-------------------------------------------------------- ------------- ------------- ------------- -----------
-------------------------------------------------------- ------------- ------------- ------------- -----------

Net assets at the end of year                                  147           408           320
======================================================== ============= ============= ============= ===========

See accompanying notes to Separate Account financial statements.                                  (continued)

                              AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                     STATEMENT OF CHANGES IN NET ASSETS

                                        EIGHT MONTHS ENDED AUGUST 31, 2008
                                                 (UNAUDITED)

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                        AIM Variable Insurance Funds
--------------------------------------------------------------------------------------------------------------
                      Net Changes                        AIM Global       AIM           AIM           AIM
                                                                                      Financial    Small Cap
                                                         Real Estate   Utilities      Services      Equity
-------------------------------------------------------- ------------ ------------- ------------- ------------
-------------------------------------------------------- ------------ ------------- ------------- ------------
Operations
   Investment income (loss) - net                              (8)          (10)          (1)           (1)
   Net realized gains (losses) on investments                 (12)           16          (26)           --
   Net change in unrealized appreciation or
   depreciation of investments                               (311)        (295)           (11)          (1)

-------------------------------------------------------- ------------ ------------- ------------- ------------
-------------------------------------------------------- ------------ ------------- ------------- ------------
Net increase (decrease) in net assets resulting from         (331)        (289)           (38)          (2)
operations
-------------------------------------------------------- ------------ ------------- ------------- ------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                    --            --            --           --
     Investrac Advantage Variable Universal Life               --            --            --           --
     Survivor Variable Universal Life                          --            --            --           --
     WealthQuest III Variable Universal Life                  405           399            34           48

   Policy terminations, withdrawal payments and
   charges:
     Investrac Gold Variable Universal Life                    --            --            --           --
     Investrac Advantage Variable Universal Life               --            --            --           --
     Survivor Variable Universal Life                          --            --            --           --
     WealthQuest III Variable Universal Life                 (278)         (23)           (11)         (10)

-------------------------------------------------------- ------------ ------------- ------------- ------------
-------------------------------------------------------- ------------ ------------- ------------- ------------
Increase (decrease) in net assets from                        127           376            23           38
policy transactions
-------------------------------------------------------- ------------ ------------- ------------- ------------
-------------------------------------------------------- ------------ ------------- ------------- ------------

Increase (decrease) in net assets                            (204)           87           (15)          36

Net assets at the beginning of year                         1,865         2,150            93          187
-------------------------------------------------------- ------------ ------------- ------------- ------------
-------------------------------------------------------- ------------ ------------- ------------- ------------

Net assets at the end of year                               1,661         2,237            78          223
======================================================== ============ ============= ============= ============

See accompanying notes to Separate Account financial statements.                                  (continued)

                              AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                     STATEMENT OF CHANGES IN NET ASSETS

                                        EIGHT MONTHS ENDED AUGUST 31, 2008
                                                 (UNAUDITED)

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                             MFS Variable Insurance Trust - Initial Class Shares
--------------------------------------------------------------------------------------------------------------
                      Net Changes                        MFS Growth     MFS Core    MFS Research      MFS
                                                                                                   Investors
                                                                         Equity                      Trust
-------------------------------------------------------- ------------ ------------- ------------- ------------
-------------------------------------------------------- ------------ ------------- ------------- ------------
Operations
   Investment income (loss) - net                              (2)           --            --           --
   Net realized gains (losses) on investments                  11             8             1           15
   Net change in unrealized appreciation or
   depreciation of investments                               (49)          (28)            (6)         (33)

-------------------------------------------------------- ------------ ------------- ------------- ------------
-------------------------------------------------------- ------------ ------------- ------------- ------------
Net increase (decrease) in net assets resulting from         (40)          (20)            (5)         (18)
operations
-------------------------------------------------------- ------------ ------------- ------------- ------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                    --            --            --           --
     Investrac Advantage Variable Universal Life               --            --            --           --
     Survivor Variable Universal Life                          --            --            --           --
     WealthQuest III Variable Universal Life                   73            15             8           17

   Policy terminations, withdrawal payments and
   charges:
     Investrac Gold Variable Universal Life                    --            --            --           --
     Investrac Advantage Variable Universal Life               --            --            --           --
     Survivor Variable Universal Life                          --            --            --           --
     WealthQuest III Variable Universal Life                   181          (24)          (6)          (12)

-------------------------------------------------------- ------------ ------------- ------------- ------------
-------------------------------------------------------- ------------ ------------- ------------- ------------
Increase (decrease) in net assets from                        254            (9)            2            5
policy transactions
-------------------------------------------------------- ------------ ------------- ------------- ------------
-------------------------------------------------------- ------------ ------------- ------------- ------------

Increase (decrease) in net assets                             214           (29)          (3)          (13)

Net assets at the beginning of year                           415           177            51          201
-------------------------------------------------------- ------------ ------------- ------------- ------------
-------------------------------------------------------- ------------ ------------- ------------- ------------

Net assets at the end of year                                 629           148            48          188
======================================================== ============ ============= ============= ============

See accompanying notes to Separate Account financial statements.                                  (continued)

                              AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                     STATEMENT OF CHANGES IN NET ASSETS

                                        EIGHT MONTHS ENDED AUGUST 31, 2008
                                                 (UNAUDITED)

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                                T. Rowe Price
--------------------------------------------------------------------------------------------------------------
                     Net Changes                          T. Rowe       T. Rowe       T. Rowe       T. Rowe
                                                           Price         Price                       Price
                                                          Equity     International   Price Ltd      Mid-Cap
                                                          Income         Stock       Term Bond      Growth
------------------------------------------------------- ------------ -------------- ------------- ------------
------------------------------------------------------- ------------ -------------- ------------- ------------
Operations
   Investment income (loss) - net                             37           (20)            11          (41)
   Net realized gains (losses) on investments                301             17            (1)          97
   Net change in unrealized appreciation or
   depreciation of investments                            (1,348)          (652)            1        (622)

------------------------------------------------------- ------------ -------------- ------------- ------------
------------------------------------------------------- ------------ -------------- ------------- ------------
Net increase (decrease) in net assets resulting from      (1,010)          (655)           11        (566)
operations
------------------------------------------------------- ------------ -------------- ------------- ------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                   29             15            --           19
     Investrac Advantage Variable Universal Life             139             63            --          208
     Survivor Variable Universal Life                         23              6            --           31
     WealthQuest III Variable Universal Life               1,016            418            59          143

   Policy terminations, withdrawal payments and
   charges:
     Investrac Gold Variable Universal Life                  (53)          (82)            --          (33)
     Investrac Advantage Variable Universal Life            (111)           (2)            --         (328)
     Survivor Variable Universal Life                         (1)           (50)           --          (12)
     WealthQuest III Variable Universal Life                (716)            93            (2)         (83)

------------------------------------------------------- ------------ -------------- ------------- ------------
------------------------------------------------------- ------------ -------------- ------------- ------------
Increase (decrease) in net assets from                       326            461            57         (55)
policy transactions
------------------------------------------------------- ------------ -------------- ------------- ------------
------------------------------------------------------- ------------ -------------- ------------- ------------

Increase (decrease) in net assets                          (684)          (194)            68        (621)

Net assets at the beginning of year                        8,400          3,479           469        6,172
------------------------------------------------------- ------------ -------------- ------------- ------------
------------------------------------------------------- ------------ -------------- ------------- ------------

Net assets at the end of year                              7,716          3,285           537        5,551
======================================================= ============ ============== ============= ============

See accompanying notes to Separate Account financial statements.                                  (continued)

                              AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                     STATEMENT OF CHANGES IN NET ASSETS

                                        EIGHT MONTHS ENDED AUGUST 31, 2008
                                                 (UNAUDITED)

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                 American National Investment Accounts, Inc.
--------------------------------------------------------------------------------------------------------------
                     Net Changes                         AN Growth     AN Equity    AN Balanced    AN Money
                                                                         Income                     Market
------------------------------------------------------- ------------- ------------- ------------- ------------
------------------------------------------------------- ------------- ------------- ------------- ------------
Operations
   Investment income (loss) - net                            (70)           (45)          (21)          12
   Net realized gains (losses) on investments                (38)            (9)            6           --
   Net change in unrealized appreciation or
   depreciation of investments                            (1,247)          (568)         (212)          --

------------------------------------------------------- ------------- ------------- ------------- ------------
------------------------------------------------------- ------------- ------------- ------------- ------------
Net increase (decrease) in net assets resulting from      (1,355)          (622)         (227)          12
operations
------------------------------------------------------- ------------- ------------- ------------- ------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                   426           193            69           15
     Investrac Advantage Variable Universal Life              410           179            92           12
     Survivor Variable Universal Life                          --            --             2            9
     WealthQuest III Variable Universal Life                  105           254           149          547

   Policy terminations, withdrawal payments and
   charges:
     Investrac Gold Variable Universal Life                  (531)         (284)          (97)         (33)
     Investrac Advantage Variable Universal Life             (523)         (274)          (89)          73
     Survivor Variable Universal Life                          --            (9)           (1)         (3)
     WealthQuest III Variable Universal Life                  (72)         (182)         (132)        (388)

------------------------------------------------------- ------------- ------------- ------------- ------------
------------------------------------------------------- ------------- ------------- ------------- ------------
Increase (decrease) in net assets from                       (185)         (123)           (7)         232
policy transactions
------------------------------------------------------- ------------- ------------- ------------- ------------
------------------------------------------------------- ------------- ------------- ------------- ------------

Increase (decrease) in net assets                          (1,540)         (745)         (234)         244

Net assets at the beginning of year                        11,125         7,615         3,519        1,561
------------------------------------------------------- ------------- ------------- ------------- ------------
------------------------------------------------------- ------------- ------------- ------------- ------------

Net assets at the end of year                               9,585         6,870         3,285        1,805
======================================================= ============= ============= ============= ============

See accompanying notes to Separate Account financial statements.                                  (continued)

                              AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                     STATEMENT OF CHANGES IN NET ASSETS

                                        EIGHT MONTHS ENDED AUGUST 31, 2008
                                                 (UNAUDITED)

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                 American National Investment Accounts, Inc.
--------------------------------------------------------------------------------------------------------------
                     Net Changes                            AN         AN High        AN             AN
                                                        Government                Small-Cap/   International
                                                           Bond      Yield Bond     Mid-Cap        Stock
------------------------------------------------------- ------------ ------------ ------------ ---------------
------------------------------------------------------- ------------ ------------ ------------ ---------------
Operations
   Investment income (loss) - net                             (6)          (2)         (14)             --
   Net realized gains (losses) on investments                   2          (1)           26              2
   Net change in unrealized appreciation or
   depreciation of investments                                 23            1        (666)           (23)

------------------------------------------------------- ------------ ------------ ------------ ---------------
------------------------------------------------------- ------------ ------------ ------------ ---------------
Net increase (decrease) in net assets resulting from           19          (2)        (654)           (21)
operations
------------------------------------------------------- ------------ ------------ ------------ ---------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                    13            2           11              1
     Investrac Advantage Variable Universal Life               18            4           42              5
     Survivor Variable Universal Life                           8           --            1             --
     WealthQuest III Variable Universal Life                  106           24           58             22

   Policy terminations, withdrawal payments and
   charges:
     Investrac Gold Variable Universal Life                   (7)          (1)          (24)           (1)
     Investrac Advantage Variable Universal Life              168          (1)          (32)           (6)
     Survivor Variable Universal Life                         (2)           --           --             --
     WealthQuest III Variable Universal Life                  136         (15)         (44)            (7)

------------------------------------------------------- ------------ ------------ ------------ ---------------
------------------------------------------------------- ------------ ------------ ------------ ---------------
Increase (decrease) in net assets from                        440           13           12             14
policy transactions
------------------------------------------------------- ------------ ------------ ------------ ---------------
------------------------------------------------------- ------------ ------------ ------------ ---------------

Increase (decrease) in net assets                             459           11        (642)            (7)

Net assets at the beginning of year                           862          262        2,326            170
------------------------------------------------------- ------------ ------------ ------------ ---------------
------------------------------------------------------- ------------ ------------ ------------ ---------------

Net assets at the end of year                               1,321          273        1,684            163
======================================================= ============ ============ ============ ===============

See accompanying notes to Separate Account financial statements.                                  (continued)

UNAUDITED
AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
August 31, 2008

(1)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General ... American National Variable Life Separate Account (Separate Account) was established on July 30, 1987 under
      Texas law as a separate investment account of American National Insurance Company (the Sponsor).The Separate
      Account began operations on February 20, 1991.The assets of the Separate Account are segregated from the Sponsor's other assets and are used only to support variable life products issued by the Sponsor. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.
      These financial statements report the results of the subaccounts for the various variable life insurance products.
      There are currently 61 subaccounts within the Separate Account, although not all subaccounts are offered in each
      product.Each of the subaccounts is invested only in a corresponding portfolio of the following mutual fund companies: The Alger American Fund, American National Investment Accounts, Inc., Federated Insurance Series,
      Fidelity Variable Insurance Products, AIM Variable Insurance Funds, MFS Variable Insurance Trust, T. Rowe Price
      Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc. and T. Rowe Price International Series, Inc. The
      American National Investment Accounts, Inc. funds were organized and are managed for a fee by Securities
      Management & Research, Inc. (SM&R) which is a wholly owned subsidiary of the Sponsor.

      The AIM Small Company Growth fund was merged into the AIM Small Cap Equity fund as of April 30, 2007. All amounts in these financial statements for the AIM Small Company Growth fund reflect the activity through the date of the merger. All activity after the merger is shown in the results presented for the AIM Small Cap Equity fund.

Basis of Presentation ... The financial statements of the Separate Account have been prepared on an accrual basis in accordance with U.S. generally accepted accounting principles (GAAP).

Investments ... Investments in shares of the separate investment portfolios are stated at market value. In accordance with the definitions provided under GAAP, the determination of market value is based on a three-tier hierarchy as follows:

o        Level 1 market values are determined through unadjusted quoted prices from active markets for identical assets.
o        Level 2 market values are determined through quoted prices for similar assets that are observable from market data or can be corroborated through observed market data.
o        Level 3 market values are determined through valuation techniques that use inputs that are both unobservable and significant to the overall market value.

The market values for the shares of the separate investment portfolios are determined through a quoted market price from each respective portfolio, which meets the level one hierarchy definition.  The net asset value for each share is equal to the quoted market price.

Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the basis of identified cost.  Capital gain distributions and dividends from mutual funds are recorded and reinvested upon receipt.

Federal Taxes ... The operations of the Separate Account form a part of, and are taxed with, the operations of the
Sponsor. Under the Internal Revenue Code, all ordinary income and capital gains allocated to the policyholders' are not taxed to the Sponsor. As a result, the unit values of the subaccounts are not affected by federal income taxes on distributions received by the subaccounts. Accordingly, no provision for income taxes is required in the accompanying financial statements.

Use of Estimates ... The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

Risks and Uncertainties ... Recent market conditions have resulted in an unusually high degree of volatility and increased the risks and short term liquidity associated with certain investments held by the Separate Account which could impact the value of investments after the date of these financial statements. There has been a negative return on the majority of the Separate Account's assets through August 31, 2008. It is reasonably possible that subsequent changes in fair value of investments may vary materially in the near term.
..

(2)      SECURITY PURCHASES AND SALES
For the eight months ended August 31, 2008, the aggregate cost of purchases (including reinvestment of dividend distributions and transfers between mutual fund portfolios) and proceeds from sales of investments in the mutual fund portfolios were as follows (in thousands):

                                                          Purchases                   Sales
--------------------------------------------------------------------------------------------------------------------------
Alger Small Cap                                       $       243                       152
Alger Growth                                                 124                         42
Alger Income & Growth                                     73                        52
Alger Balanced                                                224                        50
Alger MidCap Growth                                           833                       126
Alger Capital Appreciation                                    356                       219
Federated Capital Income                                       17                        14
Federated U.S. Gov't Securities                               116                         2
Federated High Income Bond-Prim. Sh.                           57                         5
Federated Mid Cap Growth Strategies                           107                        27
Federated Equity Income                                        23                         8
Federated Quality Bond-Prim. Sh.                               56                        49
Federated Kaufmann-Prim. Sh.                                   41                        31
Fidelity Growth & Income                                  150                        90
Fidelity Equity Income                                        197                       711
Fidelity Growth                                               313                     1,015
Fidelity High Income                                           17                        71
Fidelity Money Market                                         379                        62
Fidelity Overseas                                             623                       346
Fidelity Investment Grade Bond                                168                        44
Fidelity Asset Manager                                        268                       135
Fidelity Index 500                                            605                     1,311
Fidelity Contrafund                                           807                       995
Fidelity Asset Manager Growth                                  54                       201
Fidelity Balanced                                              75                       123
Fidelity Growth Opportunities                                 322                       212
Fidelity Mid Cap                                            3,068                     1,196
Fidelity Aggressive Growth II                                 103                        86
Fidelity Equity Income II                                      64                        13
Fidelity Contrafund II                                      1,100                       108
Fidelity Index 500 II                                         519                       296
Fidelity Investment Grade Bond II                              82                         5
Fidelity Growth & Income II                                72                         7
Fidelity Growth Opportunities II                              116                        33
Fidelity Mid Cap II                                         3,071                       289
Fidelity Value II                                              17                         8
Fidelity Value Strategies II                                  146                       140
Fidelity Value Leaders II                                      33                         1
AIM Dynamics                                                   19                         4
AIM Global Health Care                                         42                        11
AIM Technology                                                 57                        16
AIM Global Real Estate                                        264                       146
AIM Utilities                                                 454                        89
AIM Financial Services                                         62                        40
AIM Small Cap Equity                                           40                         3
MFS Growth                                                    281                        29
MFS Core Equity                                                10                        19

                                                          Purchases                  Sales
--------------------------------------------------------------------------------------------------------------------------
MFS Research                                           $        6                         4
MFS Investors Trust                                            27                        10
T. Rowe Price Equity Income                                 1,061                       474
T. Rowe Price International Stock                             731                       290
T. Rowe Price Limited-Term Bond                                91                        24
T. Rowe Price Mid-Cap Growth                                  295                       391
AN Growth                                                     298                       552
AN Equity Income                                              245                       413
AN Balanced                                                   140                       168
AN Money Market                                               688                       444
AN Government Bond                                            567                       134
AN High Yield Bond                                             20                        10
AN Small-Cap/Mid-Cap                                           80                        81
AN International Stock                                         22                         7

(3)      POLICY CHARGES AND DEDUCTIONS

Mortality and Expense Risk Charges... The mortality risk and expense risk charges are applied daily against the net assets representing equity of policyholders' held in each subaccount. The annual effective rates for these charges have a maximum rate of:
      Investrac Gold Variable Universal Life                                      0.90%
      Investrac Advantage Variable Universal Life                                 1.25%
      Survivorship Advantage Variable Universal Life                              0.90%
      Wealthquest III Variable Universal Life                                     0.70%

Monthly Administrative Charges...A Monthly charge to the accumulated value will be deducted equal to a monthly cost of insurance, including additional charges for riders if applicable.Also, a monthly maintenance fee varying by product is assessed as follows:
      Investrac Gold Variable Universal Life                                      $2.50
      Investrac Advantage Variable Universal Life                                 $7.50
      Survivorship Advantage Variable Universal Life                              $5.00
      Wealthquest III Variable Universal Life                                     $7.50

Surrender Charge... A surrender charge is imposed upon the surrender of variable life insurance contracts to compensate the Sponsor for sales and other marketing expenses. The amount of any surrender charge will depend on the number of years that have elapsed since the contract was issued. In addition, partial surrenders will be assessed a $25 fee. No surrender charge will be imposed on death benefits.

Transfer Charge... After the first twelve transfers in any one policy year for transfers made among the subaccounts
      (after four for the Investrac Gold Variable Universal Life product), a $10 transfer charge is imposed.

Premium Charge... Premium loads vary by product as follows:
      Investrac Gold Variable Universal Life - a 4% sales charge plus a $2.00 transaction charge plus applicable premium tax up to 4%.
      Investrac Advantage Variable Universal Life - no sales charges or loads
      Survivorship Advantage Variable Universal Life - up to a 3% sales charge
      Wealthquest III Variable Universal Life - up to a 6% sales charge

(4)      FINANCIAL HIGHLIGHTS

American National Insurance Company sells a number of variable universal life products having unique combinations of features and fees that are charged against the policyholder's account balance (see preceding note). Differences in fee structures result in a variety of expense ratios and total returns.

The following table was developed by determining which products offered by the Company have the lowest and highest total return (all ratios are percentages):

                                   At December 31,                                   For the year ended December 31,

                       Units       Unit Fair Value       Net Assets       Investment(1)     Expense Ratio(2)    Total Return(3)

                      (000s)      Lowest to Highest        (000s)         Income Ratio      Lowest to Highest     Lowest to Highest

Alger Small Cap:
2008(6)                 888                1.67           1,486              1.22                     0.70                 -14.65
2007                    842                1.96           1,652                --                     0.70                  16.42
2006                    619                1.68           1,043                --                     0.70                  19.18
2005                    303                1.41             428                --                     0.70                  16.07
2004                    212                1.22             258                --                     0.70                  15.76
2003                     88                1.05              93                --                     0.70                  41.35
Alger Growth :
2008(6)               1,172                1.14           1,341              0.19                     0.70                 -14.83
2007                  1,100                1.34           1,478              0.34                     0.70                  19.10
2006                  1,010                1.13           1,140              0.12                     0.70                   4.42
2005                    867                1.08             937              0.19                     0.70                  11.25
2004                    572                0.97             555                --                     0.70                   4.76
2003                    341                0.93             316                --                     0.70                  34.22
Alger Income & Growth:
2008(6)                 561                1.04             582              1.81                     0.70                 -12.05
2007                    548                1.18             647              0.78                     0.70                   9.36
2006                    490                1.08             529              1.23                     0.70                   8.55
2005                    403                0.99             401              0.93                     0.70                   2.72
2004                    273                0.97             264              0.48                     0.70                   7.09
2003                    159                0.90             144              0.26                     0.70                  28.94
Alger Balanced:
2008(6)                 817                1.24           1,014             13.41                     0.70                  -9.12
2007                    786                1.37           1,074              7.79                     0.70                  11.58
2006                    738                1.22             904              6.14                     0.70                   4.00
2005                    584                1.18             688              1.58                     0.70                   7.67
2004                    465                1.09             509              1.38                     0.70                   3.83
2003                    248                1.05             261              1.64                     0.70                  18.20
Alger MidCap Growth:
2008(6)               1,256                1.44           1,813             28.32                     0.70                 -23.28
2007                  1,164                1.88          2,190              12.49                     0.70                  30.64
2006                  1,001                1.44          1,442              13.28                     0.70                   9.38
2005                    854                1.32           1,125              3.60                     0.70                   9.06
2004                    634                1.21             765                --                     0.70                  12.25
2003                    356                1.08             383                --                     0.70                  46.76

                                   At December 31,                                   For the year ended December 31,

                       Units       Unit Fair Value       Net Assets       Investment(1)     Expense Ratio(2)    Total Return(3)

                      (000s)      Lowest to Highest        (000s)         Income Ratio      Lowest to Highest     Lowest to Highest

Alger Capital Appreciation:
2008(6)               1,298                1.47           1,906                --                     0.70                 -15.92
2007                  1,204                1.75           2,102                --                    0.70                   32.60
2006                    746                1.32             982                --                     0.70                  18.44
2005                    568                1.11             632                --                    0.70                   13.65
2004                    531                0.98             520                --                     0.70                   7.43
2003                    293                0.91             267                --                    0.70                   33.79
Federated Capital Income:
2008(6)                  45                1.12              50              5.45                     0.70                  -4.13
2007                     44                1.17              51              5.13                     0.70                   3.31
2006                     45               1.13               50              5.12                     0.70                  14.84
2005                     34                0.98              33              3.23                     0.70                   5.54
2004                     31                0.93              29              3.86                     0.70                   9.15
2003                     21                0.85              18              4.61                     0.70                  19.83
Federated U.S. Gov't Securities:
2008(6)                 135                1.11             150              2.17                     0.70                   1.08
2007                     34                1.10              38              2.17                     0.70                   5.54
2006                     11                1.04              12              0.17                     0.70                   3.42
2005(4)                 --                 1.01              --                --                     0.70                   0.68
Federated High Income Bond-Prim. Sh.:
2008(6)                 191                1.47             281              9.09                     0.70                  -2.61
2007                    172                1.50             259              6.47                     0.70                   2.70
2006                    127                1.47             186              7.83                     0.70                  10.04
2005                    107                1.33             142              7.42                     0.70                   1.94
2004                     95                1.31             124              6.73                     0.70                   9.69
2003                     87                1.19             104              5.32                     0.70                  21.36
Federated Mid Cap Growth Strategies:
2008(6)                 183                1.49             273             22.92                     0.70                  -9.10
2007                    171                1.64             281                --                     0.70                  17.19
2006                    145                1.40             203                --                     0.70                   7.48
2005                    137                1.30             178                --                     0.70                  11.42
2004                     83                1.17              97                --                     0.70                  14.62
2003                     44                1.02              45                --                     0.70                  40.17
Federated Equity Income:
2008(6)                 146                1.27             186              3.38                     0.70                 -11.44
2007                    140                1.43             200              2.72                     0.70                   1.34
2006                    128                1.42             181              2.03                     0.70                  22.28
2005                    111                1.16             128              1.70                     0.70                   2.61
2004                     95                1.13             107              1.60                     0.70                  12.05
2003                     63                1.01              64              1.35                     0.70                  26.38
Federated Quality Bond-Prim. Sh.:
2008(6)                  12                1.09              13             26.65                     0.70                   0.03
2007                      9                1.09              10              4.31                     0.70                   4.65
2006                      8                1.04               8              1.57                     0.70                   3.43
2005(4)                   2                1.01               2                --                     0.70                   0.96

                                   At December 31,                                   For the year ended December 31,

                       Units       Unit Fair Value       Net Assets       Investment(1)     Expense Ratio(2)    Total Return(3)

                      (000s)      Lowest to Highest        (000s)         Income Ratio      Lowest to Highest     Lowest to Highest

Federated Kaufmann-Prim. Sh.:
2008(6)                  47                1.42              66             12.63                     0.70                 -14.16
2007                     47                1.65              77              4.56                     0.70                  20.19
2006                     36                1.37              49              0.04                     0.70                  14.08
2005(4)                  --                1.20              --                --                     0.70                  20.23
Fidelity Growth & Income:
2008(6)                 752       1.09 to 18.25             949              9.69             0.90 to 1.25       -13.72 to -13.52
2007                    778       1.26 to 21.10           1,137              5.75             0.90 to 1.25         10.72 to 11.12
2006                    757        1.13 to 1.34           1,007              3.41             0.90 to 1.25         11.81 to 12.17
2005                    821        1.01 to 1.20             968              1.41             0.90 to 1.25           6.38 to 6.67
2004                    824        0.95 to 1.13             915              0.83             0.90 to 1.25           4.48 to 4.85
2003                    793       0.90 to 15.14             838              1.07             0.90 to 1.25         22.24 to 22.67
Fidelity Equity Income:
2008(6)               2,390       1.51 to 32.36           5,166              0.09             0.90 to 1.25       -15.97 to -15.78
2007                  2,580       1.80 to 38.32           6,661             10.37             0.90 to 1.25           0.26 to 0.63
2006                  2,573       1.79 to 38.19           6,551             15.11             0.90 to 1.25         18.71 to 19.12
2005                  2,521       1.51 to 32.06           5,498              5.16             0.90 to 1.25           4.55 to 4.92
2004                  2,629       1.44 to 30.56           5,501              1.45             0.90 to 1.25         10.14 to 10.53
2003                  2,634       1.31 to 27.65           5,020              1.65             0.90 to 1.25         28.71 to 29.16
Fidelity Growth:
2008(6)               8,035       1.35 to 42.68          13,650                --             0.90 to 1.25       -17.47 to -17.27
2007                  8,306       1.64 to 51.59          17,187              0.91             0.90 to 1.25         25.39 to 25.82
2006                  8,742       1.31 to 41.00          14,413              0.38             0.90 to 1.25           5.52 to 5.90
2005                  9,131       1.24 to 38.72          14,340              0.48             0.90 to 1.25           4.49 to 4.90
2004                  9,386       1.19 to 36.93          14,118              0.25             0.90 to 1.25           2.09 to 2.45
2003                  8,871       1.16 to 36.05          13,230              0.25             0.90 to 1.25         31.15 to 31.66
Fidelity High Income:
2008(6)                 512       1.11 to 12.06             689                --             0.90 to 1.25         -1.32 to -1.09
2007                    548       1.12 to 12.19             748              8.28             0.90 to 1.25           1.50 to 1.86
2006                    561        1.10 to 1.60             762              7.79             0.90 to 1.25          9.86 to 10.33
2005                    567        1.01 to 1.45             704             14.32             0.90 to 1.25           1.43 to 1.78
2004                    618        0.99 to 1.43             756              8.11             0.90 to 1.25           8.23 to 8.61
2003                    646        0.92 to 9.82             737              6.83             0.90 to 1.25         25.69 to 26.15
Fidelity Money Market:
2008(6)                 736        1.20 to 1.60             977              2.16             0.90 to 1.25           1.26 to 1.50
2007                    490        1.17 to 1.57             659              5.03             0.90 to 1.25           3.90 to 4.26
2006                    593        1.13 to 1.51             739              5.21             0.90 to 1.25           3.55 to 3.91
2005                    507        1.09 to 1.46             613              3.02             0.90 to 1.25           1.77 to 2.12
2004                    588        1.07 to 1.43             716              1.18             0.90 to 1.25          -0.05 to 0.30
2003                    659        1.06 to 1.42             806              0.98             0.90 to 1.25          -0.26 to 0.12
Fidelity Overseas:
2008(6)               1,598       1.57 to 28.27           2,882             11.14             0.90 to 1.25       -19.07 to -18.88
2007                  1,638       1.94 to 34.85           3,627              9.47             0.90 to 1.25         15.85 to 16.28
2006                  1,448       1.68 to 29.98           2,820              1.39             0.90 to 1.25         16.64 to 17.03
2005                  1,410       1.44 to 25.62           2,379              1.05             0.90 to 1.25         18.02 to 18.47
2004                  1,367       1.22 to 21.71           1,985              1.10             0.90 to 1.25         12.22 to 12.62
2003                  1,298       1.09 to 19.28           1,672              0.74             0.90 to 1.25         41.03 to 42.05

                                   At December 31,                                   For the year ended December 31,

                       Units       Unit Fair Value       Net Assets       Investment(1)     Expense Ratio(2)    Total Return(3)

                      (000s)      Lowest to Highest        (000s)         Income Ratio      Lowest to Highest     Lowest to Highest

Fidelity Investment Grade Bond:
2008(6)                 344       1.47 to 18.37             663              3.86             0.90 to 1.25         -0.40 to -0.17
2007                    281       1.47 to 18.41             560              3.98             0.90 to 1.25           3.04 to 3.41
2006                    288       1.43 to 17.80             485              4.36             0.90 to 1.25           3.06 to 3.42
2005                    338       1.39 to 17.21             537              6.06             0.90 to 1.25           0.92 to 1.28
2004                    312       1.38 to 16.99             495              6.75             0.90 to 1.25           3.15 to 3.52
2003                    310       1.33 to 16.42             479              6.04             0.90 to 1.25           4.10 to 4.26
Fidelity Asset Manager:
2008(6)                 897        1.39 to 2.15           1,634              9.14             0.90 to 1.25         -5.79 to -5.57
2007                    889        1.48 to 2.28           1,745              8.80             0.90 to 1.25         14.06 to 14.46
2006                    918        1.29 to 1.99           1,568              2.64             0.90 to 1.25           5.99 to 6.36
2005                  1,021        1.22 to 1.87           1,636              2.63             0.90 to 1.25           2.75 to 3.11
2004                  1,031        1.19 to 1.81           1,603              2.63             0.90 to 1.25           4.15 to 4.52
2003                  1,045       1.14 to 17.86           1,562              3.43             0.90 to 1.25         16.32 to 16.92
Fidelity Index 500:
2008(6)              10,780      1.33 to 170.64          18,891              0.97             0.90 to 1.25       -12.16 to -11.96
2007                 11,175      1.51 to 193.82          22,322              3.66             0.90 to 1.25           4.12 to 4.49
2006                 11,543      1.45 to 185.49          22,277              1.64             0.90 to 1.25         14.31 to 14.70
2005                 11,806      1.27 to 161.72          19,960              1.71             0.90 to 1.25           3.52 to 3.88
2004                 11,884      1.23 to 155.67          19,441              1.23             0.90 to 1.25           9.24 to 9.62
2003                 11,193      0.82 to 142.01          17,002              1.36             0.90 to 1.25         26.81 to 27.26
Fidelity Contrafund:
2008(6)               5,141       2.07 to 38.66          12,755              2.58             0.90 to 1.25       -15.96 to -15.76
2007                  5,296       2.47 to 45.89          15,678             26.39            0.90 to 1.25          16.12 to 16.53
2006                  5,473       2.12 to 39.38          13,866              9.66             0.90 to 1.25         10.34 to 10.72
2005                  5,412       1.92 to 35.57          12,470              0.28             0.90 to 1.25         15.50 to 15.89
2004                  4,967       1.67 to 30.69           9,860              0.31             0.90 to 1.25         14.04 to 14.44
2003                  4,611       1.01 to 26.82           8,087              0.42             0.90 to 1.25         26.87 to 27.31
Fidelity Asset Manager Growth:
2008(6)                 721       1.36 to 18.68           1,139              0.07             0.90 to 1.25         -7.86 to -7.65
2007                    808       1.48 to 20.23           1,377              4.21             0.90 to 1.25         17.48 to 17.90
2006                    870       1.26 to 17.16           1,270              2.13             0.90 to 1.25           5.67 to 6.03
2005                  1,057       1.19 to 16.18           1,429              2.28             0.90 to 1.25           2.60 to 2.96
2004                  1,053       1.16 to 15.72           1,396              2.22             0.90 to 1.25           4.66 to 5.03
2003                  1,011       1.11 to 14.96           1,304              2.67             0.90 to 1.25         21.93 to 22.23
Fidelity Balanced:
2008(6)                 544       1.16 to 18.56             697              3.48             0.90 to 1.25         -9.51 to -9.30
2007                    597       1.28 to 20.46             841              6.99             0.90 to 1.25           7.68 to 8.06
2006                    553       1.18 to 18.94             718              5.10             0.90 to 1.25         10.33 to 10.71
2005                    535       1.07 to 17.11             624              2.46             0.90 to 1.25           4.45 to 4.82
2004                    525       1.02 to 16.32             605              1.94             0.90 to 1.25           4.16 to 4.52
2003                    459       0.98 to 15.61             513              2.43             0.90 to 1.25         16.21 to 16.67

                                   At December 31,                                   For the year ended December 31,

                       Units       Unit Fair Value       Net Assets       Investment(1)     Expense Ratio(2)    Total Return(3)

                      (000s)      Lowest to Highest        (000s)         Income Ratio      Lowest to Highest     Lowest to Highest

Fidelity Growth Opportunities:
2008(6)               2,387       0.79 to 18.50           2,391                --             0.90 to 1.25       -21.53 to -21.35
2007                  2,270       1.00 to 23.51           2,887                --             0.90 to 1.25         21.64 to 22.07
2006                  2,080       0.82 to 19.26           2,174              0.68             0.90 to 1.25           4.15 to 4.52
2005                  2,204       0.79 to 18.43           2,213              0.86             0.90 to 1.25           7.54 to 7.92
2004                  2,194       0.73 to 17.08           2,035              0.51             0.90 to 1.25           5.86 to 6.23
2003                  2,144       0.67 to 16.08           1,876              0.71             0.90 to 1.25         28.26 to 29.72
Fidelity Mid Cap:
2008(6)               4,554       3.40 to 40.10          16,027             14.86             0.90 to 1.25         -9.10 to -8.89
2007                  4,723       3.74 to 44.02          18,212             10.09             0.90 to 1.25         14.18 to 14.59
2006                  5,160       3.27 to 38.41          17,439             12.12             0.90 to 1.25         11.30 to 11.70
2005                  5,305       2.94 to 34.39          16,144              1.52             0.90 to 1.25         16.84 to 17.25
2004                  4,922       2.52 to 29.33          12,733                --             0.90 to 1.25         23.36 to 23.80
2003                  4,490       2.04 to 23.69           9,394              0.37             0.90 to 1.25         36.91 to 37.40
Fidelity Aggressive Growth II:
2008(6)                 880                1.09             962              0.17                     0.70                 -22.80
2007                    867                1.42           1,228             10.18                     0.70                  16.50
2006                    764                1.22             929              5.05                     0.70                   7.54
2005                    713                1.13             807              3.38                     0.70                   6.99
2004                    547                1.06             578                --                     0.70                   9.19
2003                    359                0.97             347                --                     0.70                  29.38
Fidelity Equity Income II:
2008(6)                 241                1.11             267                --                     0.70                 -15.84
2007                    197                1.32             259             13.18                     0.70                   0.56
2006                     98                1.31             128             15.59                     0.70                  19.10
2005(4)                  11                1.10              12                --                     0.70                   9.83
Fidelity Contrafund II:
2008(6)               4,006                1.65           6,626              2.49                     0.70                 -15.79
2007                  3,520                1.96           6,915             28.59                     0.70                  16.48
2006                  2,965                1.69           5,001             10.50                     0.70                  10.66
2005                  2,118                1.52           3,227              0.10                     0.70                  15.83
2004                  1,296                1.32           1,705              0.16                     0.70                  14.35
2003                    772                1.15             888              0.18                     0.70                  27.30
Fidelity Index 500 II:
2008(6)               4,205                1.19           5,005              0.95                     0.70                 -11.99
2007                  4,054                1.35           5,482              3.29                     0.70                   4.44
2006                  3,572                1.29           4,625              1.36                     0.70                  14.64
2005                  3,028                1.13           3,420              1.37                     0.70                   3.82
2004                  2,286                1.09           2,488              0.96                     0.70                   9.57
2003                  1,480                0.99           1,470              0.83                     0.70                  27.20
Fidelity Investment Grade Bond II:
2008(6)                 135                1.08             146              2.93                     0.70                  -0.19
2007                     66                1.08              71              3.38                     0.70                   3.35
2006                     47                1.04              49              2.43                     0.70                   3.41
2005(4)                  23                1.01              23                --                     0.70                   0.90

                                   At December 31,                                   For the year ended December 31,

                       Units       Unit Fair Value       Net Assets       Investment(1)     Expense Ratio(2)    Total Return(3)

                      (000s)      Lowest to Highest        (000s)         Income Ratio      Lowest to Highest     Lowest to Highest

Fidelity Growth & Income II:
2008(6)                 171                1.20             206              9.73                     0.70                 -13.55
2007                    134                1.39             187              4.40                     0.70                  11.07
2006                     79                1.25              99                --                     0.70                  12.07
2005(4)                   6                1.12               7                --                     0.70                  11.59
Fidelity Growth Opportunities II:
2008(6)                 667                1.16             775                --                     0.70                 -21.39
2007                    600                1.48             887                --                     0.70                  22.04
2006                    518                1.21             627              0.40                     0.70                   4.39
2005                    429                1.16             498              0.53                     0.70                   7.92
2004                    309                1.08             332              0.26                     0.70                   6.14
2003                    205                1.01             207              0.30                     0.70                  28.50
Fidelity Mid Cap II:
2008(6)               5,628                2.16          12,152             14.36                     0.70                  -8.91
2007                  5,134                2.37          12,171              8.81                     0.70                  14.53
2006                  4,305                2.07           8,911             10.45                     0.70                  11.62
2005                  3,153                1.85           5,846              1.24                     0.70                  17.25
2004                  1,927                1.58           3,048                --                     0.70                  23.78
2003                  1,059                1.28           1,353              0.16                     0.70                  37.29
Fidelity Value II:
2008(6)                  71                1.13              80              2.47                     0.70                 -10.52
2007                     65                1.27              82             10.20                     0.70                  1.15
2006                     52                1.25              65              0.75                     0.70                  13.61
2005(4)                  52                1.10              58              0.61                     0.70                  10.12
Fidelity Value Strategies II:
2008(6)                 288                1.21             348             19.34                     0.70                 -14.57
2007                    343                1.42             487              2.03                     0.70                   4.70
2006                     25                1.35              33             10.37                     0.70                  15.20
2005(4)                  12                1.18              14                --                     0.70                  17.56
Fidelity Value Leaders II:
2008(6)                 101                1.11             112              0.16                     0.70                 -17.07
2007                     75                1.33              99             11.79                     0.70                   3.49
2006                     51                1.29              66              3.16                     0.70                  14.07
2005(4)                  20                1.13              23              0.84                     0.70                  12.90
AIM Dynamics:
2008(6)                 115                1.28             147                --                     0.70                 -14.64
2007                    103                1.50             155                --                     0.70                  11.40
2006                     85                1.34             114                --                     0.70                  15.31
2005                     71                1.16              83                --                     0.70                   9.95
2004                     56                1.06              59                --                     0.70                  12.55
2003                     43                0.94              40                --                     0.70                  36.86
AIM Global Health Care:
2008(6)                 331                1.23             408                --                     0.70                  -4.48
2007                    303                1.29             391                --                     0.70                  11.07
2006                    289                1.16             337                --                     0.70                   4.50
2005                    249                1.11             277                --                     0.70                   7.39
2004                    227                1.04             235                --                     0.70                   6.82
2003                    158                0.97             154                --                     0.70                  26.89

                                   At December 31,                                   For the year ended December 31,

                       Units       Unit Fair Value       Net Assets       Investment(1)     Expense Ratio(2)    Total Return(3)

                      (000s)      Lowest to Highest        (000s)         Income Ratio      Lowest to Highest     Lowest to Highest

AIM Technology:
2008(6)                 382                0.84             320                --                     0.70                 -12.53
2007                    332                0.96             318                --                     0.70                   6.95
2006                    292                0.90             262                --                     0.70                   9.71
2005                    262                0.82             215                --                     0.70                   1.46
2004                    212                0.81             171                --                     0.70                   3.90
2003                    123                0.78              96                --                     0.70                  44.28
AIM Global Real Estate:
2008(6)                 659                2.52           1,661                --                     0.70                 -16.52
2007                    618                3.02           1,865             20.82                     0.70                  -6.20
2006                    590                3.22           1,901              5.73                     0.70                  41.61
2005                    352                2.27             800              4.79                     0.70                  13.44
2004                    202                2.00             404              2.90                     0.70                  35.63
2003                     85                1.48             125              2.54                     0.70                  37.85
AIM Utilities:
2008(6)               1,426                1.57           2,237                --                     0.70                 -12.42
2007                  1,200                1.79           2,150              8.23                     0.70                  19.80
2006                    808                1.49           1,208              6.35                     0.70                  24.59
2005                    565                1.20             678              3.69                     0.70                  16.02
2004                    123                1.03             127              2.06                     0.70                  22.69
2003                     79                0.84              67              1.29                     0.70                  16.65
AIM Financial Services:
2008(6)                  95                0.81              78                --                     0.70                 -27.18
2007                     83                1.12              93              9.60                     0.70                 -22.76
2006                     71                1.45             103              1.84                     0.70                  15.63
2005                     54                1.25              67              1.43                     0.70                   5.17
2004                     46                1.19              55              0.85                     0.70                   7.92
2003                     27                1.10              30              0.63                     0.70                  28.68
AIM Small Cap Equity:
2008(6)                 169                1.32             223                --                     0.70                  -1.94
2007(5)                 140                1.34             187              5.75                     0.70                  34.21
MFS Growth:
2008(6)                 501                1.26             629              0.19                     0.70                  -8.63
2007                    302                1.38             415                --                     0.70                  20.32
2006                    280                1.14             320                --                     0.70                   7.14
2005                    232                1.07             248                --                     0.70                   8.43
2004                    185                0.98             182                --                     0.70                  12.17
2003                    106                0.88              93                --                     0.70                  29.32

                                   At December 31,                                   For the year ended December 31,

                       Units       Unit Fair Value       Net Assets       Investment(1)     Expense Ratio(2)    Total Return(3)

                      (000s)      Lowest to Highest        (000s)         Income Ratio      Lowest to Highest     Lowest to Highest

MFS Core Equity:
2008(6)                 133                1.11             148              0.65                     0.70                 -11.43
2007                    141                1.26             177              0.34                     0.70                  10.37
2006                    126                1.14             143              0.73                     0.70                  13.01
2005                    121                1.01             122              0.76                     0.70                   0.98
2004                    106                1.00             106              0.35                     0.70                  11.68
2003                     84                0.89              75              0.22                     0.70                  26.50
MFS Research:
2008(6)                  37                1.29              48              0.46                     0.70                  -9.90
2007                     36                1.43              51              0.63                     0.70                  12.41
2006                     28                1.27              36              0.48                     0.70                   9.71
2005                     22                1.16              26              0.44                     0.70                   7.05
2004                     18                1.08              19              0.96                     0.70                  15.04
2003                     17                0.94              16              0.60                     0.70                  23.84
MFS Investors Trust:
2008(6)                 148                1.27             188              6.87                     0.70                  -8.55
2007                    145                1.39             201              1.42                     0.70                   9.53
2006                    139                1.27             176              0.47                     0.70                  12.21
2005                    126                1.13             142              0.75                     0.70                   6.56
2004                    119                1.06             126              0.70                     0.70                  10.58
2003                    106                0.96             101              0.56                     0.70                  21.30
T. Rowe Price Equity Income:
2008(6)               5,386       1.35 to 26.39           7,716              3.80             0.70 to 1.25       -12.11 to -11.79
2007                  5,171       1.53 to 29.96           8,400              8.28             0.70 to 1.25           1.97 to 2.54
2006                  4,309       1.49 to 29.27           6,937              4.53             0.70 to 1.25         17.50 to 18.14
2005                  3,619       1.27 to 24.83           4,926              6.80             0.70 to 1.25           2.63 to 3.20
2004                  2,663       1.23 to 24.11           3,569              4.01             0.70 to 1.25         13.49 to 14.12
2003                  2,018       1.07 to 21.17           2,419              1.67             0.70 to 1.25         23.86 to 24.63
T. Rowe Price International Stock:
2008(6)               2,367       1.17 to 17.02           3,285                --             0.70 to 1.25       -17.79 to -17.49
2007                  2,060       1.42 to 20.66           3,479             15.10             0.70 to 1.25         11.62 to 12.24
2006                  1,465       1.27 to 18.44           2,230              1.94             0.70 to 1.25         17.62 to 18.27
2005                    780       1.07 to 15.63           1,012              2.34             0.70 to 1.25         14.59 to 15.23
2004                    503       0.93 to 13.59             538              1.18             0.70 to 1.25         12.36 to 12.98
2003                    427       0.83 to 12.05             400              1.44             0.70 to 1.25         28.90 to 29.61
T. Rowe Price Limited-Term Bond:
2008(6)                 435                1.23             537              2.54                     0.70                   2.19
2007                    389                1.21             469              4.30                     0.70                   4.74
2006                    389                1.15             448              4.02                     0.70                   3.36
2005                    352                1.11             392              3.68                     0.70                   0.95
2004                    285                1.10             315              3.27                     0.70                   0.38
2003                    223                1.10             245              4.06                     0.70                   3.21

                                   At December 31,                                   For the year ended December 31,

                       Units       Unit Fair Value       Net Assets       Investment(1)     Expense Ratio(2)    Total Return(3)

                      (000s)      Lowest to Highest        (000s)         Income Ratio      Lowest to Highest     Lowest to Highest

T. Rowe Price Mid-Cap Growth:
2008(6)               2,279       1.72 to 28.64           5,551                --             0.70 to 1.25         -9.27 to -8.94
2007                  2,293       1.89 to 31.49           6,172             11.78             0.70 to 1.25         16.05 to 16.69
2006                  2,216       1.62 to 27.04           5,151             12.70             0.70 to 1.25           5.29 to 5.90
2005                  2,249       1.53 to 25.58           5,009              5.93             0.70 to 1.25         13.32 to 13.94
2004                  2,143       1.34 to 22.50           4,249                --             0.70 to 1.25         16.87 to 17.51
2003                  1,852       1.14 to 19.18           3,197                --             0.70 to 1.25         36.80 to 37.42
AN Growth:
2008(6)               6,535        1.05 to 2.38           9,585                --             0.70 to 1.25       -12.29 to -11.97
2007                  6,651        1.20 to 2.71          11,125              2.82             0.70 to 1.25           4.05 to 4.63
2006                  6,935        1.15 to 2.59          11,154              5.05             0.70 to 1.25         11.69 to 12.31
2005                  6,970        1.02 to 2.31          10,119              1.16             0.70 to 1.25           1.85 to 2.41
2004                  6,873        1.00 to 2.26           9,873              1.22             0.70 to 1.25           6.12 to 6.49
2003                  6,460        0.93 to 2.13           8,915              0.89             0.70 to 1.25        25.56 to 26.19
AN Equity Income:
2008(6)               3,643        1.21 to 3.38           6,870                --             0.70 to 1.25         -8.37 to -8.03
2007                  3,672        1.32 to 3.68           7,615              5.52             0.70 to 1.25         -0.61 to -0.06
2006                  3,640        1.32 to 3.69           7,817             10.83             0.70 to 1.25         16.84 to 17.48
2005                  3,444        1.12 to 3.14           6,569              3.97             0.70 to 1.25           1.01 to 1.57
2004                  3,331        1.11 to 3.10           6,485              1.80             0.70 to 1.25           7.95 to 8.55
2003                  2,885        1.02 to 2.86           5,469              1.50             0.70 to 1.25         23.18 to 24.31
AN Balanced:
2008(6)               2,027        1.24 to 2.78           3,285                --             0.70 to 1.25         -6.66 to -6.32
2007                  2,020        1.33 to 2.98           3,519              2.77             0.70 to 1.25           3.51 to 4.08
2006                  1,955        1.27 to 2.87           3,323              3.98             0.70 to 1.25          9.99 to 10.60
2005                  1,944        1.15 to 2.60           3,025              3.99             0.70 to 1.25         -0.79 to -0.24
2004                  1,780        1.16 to 2.61           2,857              3.22             0.70 to 1.25           4.71 to 5.29
2003                  1,552        1.10 to 2.48           2,493              2.44             0.70 to 1.25         18.78 to 19.21
AN Money Market:
2008(6)               1,561        1.11 to 1.52           1,805              1.25             0.70 to 1.25           0.46 to 0.83
2007                  1,352        1.10 to 1.51           1,561              4.79             0.70 to 1.25           3.24 to 3.86
2006                    993        1.06 to 1.46           1,109              4.44             0.70 to 1.25           3.13 to 3.64
2005                    807        1.02 to 1.41             882              2.91             0.70 to 1.25           1.34 to 2.17
2004                    815        1.00 to 1.38             853              0.77             0.70 to 1.25          -0.48 to 0.07
2003                    736        1.00 to 1.38             780              0.53             0.70 to 1.25         -0.52 to -0.11
AN Government Bond:
2008(6)               1,013        1.26 to 1.41           1,321                --             0.70 to 1.25           2.01 to 2.38
2007                    678        1.24 to 1.38             862              4.38             0.70 to 1.25           5.98 to 6.56
2006                    625        1.16 to 1.27             742              4.07             0.70 to 1.25           2.04 to 2.60
2005                    664        1.13 to 1.27             775              3.12             0.70 to 1.25           1.01 to 1.57
2004                    692        1.11 to 1.25             800              2.77             0.70 to 1.25           0.46 to 1.02
2003                    622        1.10 to 1.24             717              6.72             0.70 to 1.25           0.70 to 1.42

                                   At December 31,                                   For the year ended December 31,

                       Units       Unit Fair Value       Net Assets       Investment(1)     Expense Ratio(2)    Total Return(3)

                      (000s)      Lowest to Highest        (000s)         Income Ratio      Lowest to Highest     Lowest to Highest

AN High Yield Bond:
2008(6)                 219        1.24 to 1.35             273                --             0.70 to 1.25         -0.82 to -0.46
2007                    209        1.25 to 1.36             262              6.33             0.70 to 1.25           0.15 to 0.70
2006                    195        1.24 to 1.35             243              6.22             0.70 to 1.25           6.19 to 6.77
2005                    186        1.16 to 1.27             217              5.63             0.70 to 1.25         -3.56 to -3.03
2004                    175        1.20 to 1.31             210              6.70             0.70 to 1.25         10.22 to 10.83
2003                    102        1.08 to 1.18             111              7.92             0.70 to 1.25         17.00 to 17.65
AN Small-Cap/Mid-Cap:
2008(6)               5,202        0.27 to 0.92           1,684                --             0.70 to 1.25       -28.09 to -27.84
2007                  5,193        0.37 to 1.28           2,326                --             0.70 to 1.25         27.42 to 28.13
2006                  6,204        0.29 to 1.00           2,142                --             0.70 to 1.25         13.24 to 14.02
2005                  4,036        0.26 to 0.87           1,254                --             0.70 to 1.25           2.71 to 3.12
2004                  3,753        0.25 to 0.85           1,112                --             0.70 to 1.25           6.97 to 7.58
2003                  2,939        0.23 to 0.79             777                --             0.70 to 1.25         82.30 to 83.33
AN International Stock:
2008(6)                 139        0.91 to 1.41             163                --             0.70 to 1.25       -12.73 to -12.41
2007                    129        1.05 to 1.61             170              1.79             0.70 to 1.25           8.08 to 8.68
2006                    133        0.97 to 1.49             154              2.09             0.70 to 1.25         18.24 to 18.89
2005                    115        0.82 to 1.25             112              1.35             0.70 to 1.25           5.32 to 5.89
2004                     98        0.78 to 1.18              90              1.01             0.70 to 1.25         13.10 to 13.73
2003                     60        0.66 to 1.04              48              1.19             0.70 to 1.25         34.12 to 34.87
(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.
(4) Period from May 1, 2005 (fund commencement) to December 31, 2005.
(5) Period from April 30, 2007 (fund commencement) to December 31, 2007.
6 Period from January 1, 2008 to August 31, 2008.

(5) UNIT CHANGES

The changes in units outstanding for the following periods were as follows:

                                                         Alger Small Cap            Alger Growth             Alger Inc & Gr
Number of units, December 31, 2005                               302,908                 867,327                    403,358
Units purchased                                                  354,475                 254,843                    127,023
Units redeemed                                                  (38,162)               (111,785)                   (40,088)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                               619,221               1,010,385                    490,293
Units purchased                                                  308,667                 160,722                    119,258
Units redeemed                                                  (85,684)                (71,016)                   (61,114)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               842,204               1,100,091                    548,437
Units purchased                                                  136,015                 106,855                     60,585
Units redeemed                                                  (90,486)                (34,858)                   (48,007)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, August 31, 2008                                 887,733               1,172,088                    561,015

                                                                                                              Alger Capital
                                                          Alger Balanced         Alger MidCap Gr               Appreciation
Number of units, December 31, 2005                               584,231                 853,963                    568,051
Units purchased                                                  186,372                 266,381                    209,961
Units redeemed                                                  (32,149)               (119,182)                   (32,332)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                               738,454               1,001,192                    745,680
Units purchased                                                  128,303                 249,744                    576,811
Units redeemed                                                  (80,466)                (87,051)                  (118,805)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               786,291               1,163,885                  1,203,686
Units purchased                                                   68,367                 172,381                    235,208
Units redeemed                                                  (37,885)                (80,373)                  (141,172)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, August 31, 2008                                 816,773               1,255,893                  1,297,722

                                                                                    Fed US Gov't    Fed High Inc Bond-Prim.
                                                             Fed Cap Inc              Securities                        Sh.
Number of units, December 31, 2005                                33,734                      81                    106,739
Units purchased                                                   12,494                  11,352                     24,267
Units redeemed                                                   (1,551)                    (42)                    (4,128)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                                44,677                  11,391                    126,878
Units purchased                                                    9,538                  28,414                     63,908
Units redeemed                                                  (10,261)                 (5,658)                   (18,576)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                                43,954                  34,147                    172,210
Units purchased                                                   12,834                 102,426                     22,622
Units redeemed                                                  (11,952)                 (1,477)                    (3,413)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, August 31, 2008                                  44,836                 135,096                    191,419

                                                                                                     Fed Quality Bond-Prim.
                                                    Fed Mid Cap Grow Str          Fed Equity Inc                        Sh.
Number of units, December 31, 2005                               136,909                 110,597                      1,751
Units purchased                                                   46,408                  24,830                      6,328
Units redeemed                                                  (38,460)                 (7,842)                       (43)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                               144,857                 127,585                      8,036
Units purchased                                                   66,305                  25,154                      5,396
Units redeemed                                                  (39,871)                (13,101)                    (4,181)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               171,291                 139,638                      9,251
Units purchased                                                   29,205                  12,365                     48,101
Units redeemed                                                  (17,490)                 (5,685)                   (45,320)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, August 31, 2008                                 183,006                 146,318                     12,032

                                                      Fed Kauf-Prim. Sh.            Fid Gr & Inc             Fid Equity Inc
Number of units, December 31, 2005                                   187                 820,649                  2,521,086
Units purchased                                                   36,426                  65,908                    265,726
Units redeemed                                                     (592)               (129,575)                  (213,728)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                                36,021                 756,982                  2,573,084
Units purchased                                                   13,636                 121,479                    280,746
Units redeemed                                                   (2,961)               (100,152)                  (273,841)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                                46,696                 778,309                  2,579,989
Units purchased                                                   21,744                  40,541                     80,983
Units redeemed                                                  (21,744)                (66,682)                  (270,982)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, August 31, 2008                                  46,696                 752,168                  2,389,990

                                                              Fid Growth            Fid High Inc                     Fid MM
Number of units, December 31, 2005                             9,130,610                 567,421                    506,837
Units purchased                                                  480,846                  31,513                    140,397
Units redeemed                                                 (869,628)                (37,980)                   (54,079)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                             8,741,828                 560,954                    593,155
Units purchased                                                  371,133                  32,345                    179,671
Units redeemed                                                 (807,044)                (45,110)                  (282,955)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                             8,305,917                 548,189                    489,871
Units purchased                                                  211,478                  14,523                    289,603
Units redeemed                                                 (482,730)                (50,927)                   (43,144)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, August 31, 2008                               8,034,665                 511,785                    736,330

                                                            Fid Overseas      Fid Inv Grade Bond              Fid Asset Mgr
Number of units, December 31, 2005                             1,409,864                 337,527                  1,021,487
Units purchased                                                  264,317                  64,903                     50,288
Units redeemed                                                 (225,765)               (114,303)                  (153,905)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                             1,448,416                 288,127                    917,870
Units purchased                                                  418,255                  81,097                     62,765
Units redeemed                                                 (228,410)                (87,793)                   (91,847)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                             1,638,261                 281,431                    888,788
Units purchased                                                  117,243                  84,971                     74,882
Units redeemed                                                 (157,378)                (22,752)                   (66,451)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, August 31, 2008                               1,598,126                 343,650                    897,219

                                                           Fid Index 500          Fid ContraFund           Fid Asset Mgr Gr
Number of units, December 31, 2005                            11,805,662               5,411,864                  1,056,995
Units purchased                                                  553,969                 488,041                     70,225
Units redeemed                                                 (816,405)               (426,845)                  (257,133)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                            11,543,226               5,473,060                    870,087
Units purchased                                                  521,115                 280,560                     59,047
Units redeemed                                                 (889,300)               (457,908)                  (120,915)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                            11,175,041               5,295,712                    808,219
Units purchased                                                  235,556                 178,275                     34,578
Units redeemed                                                 (630,259)               (332,959)                  (121,362)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, August 31, 2008                              10,780,338               5,141,028                    721,435

                                                            Fid Balanced              Fid Gr Opp                Fid Mid Cap
Number of units, December 31, 2005                               534,727               2,204,065                  5,304,535
Units purchased                                                   89,855                 197,307                    403,566
Units redeemed                                                  (71,842)               (321,808)                  (548,322)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                               552,740               2,079,564                  5,159,779
Units purchased                                                   76,780                 494,760                    273,672
Units redeemed                                                  (32,887)               (304,325)                  (710,614)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               596,633               2,269,999                  4,722,837
Units purchased                                                   40,046                 307,473                    135,906
Units redeemed                                                  (93,081)               (190,928)                  (304,815)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, August 31, 2008                                 543,598               2,386,544                  4,553,928

                                                          Fid Aggr Gr II       Fid Equity Inc II          Fid ContraFund II
Number of units, December 31, 2005                               713,413                  10,788                  2,117,558
Units purchased                                                  167,701                  90,355                    968,471
Units redeemed                                                 (117,136)                 (2,996)                  (120,537)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                               763,978                  98,147                  2,965,492
Units purchased                                                  163,713                 117,526                    817,057
Units redeemed                                                  (60,981)                (18,793)                  (262,137)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 2007                                   866,710                 196,880                  3,520,412
Units purchased                                                   87,065                  54,751                    544,528
Units redeemed                                                  (73,758)                (10,640)                   (59,089)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, August 31, 2008                                 880,017                 240,991                  4,005,851

                                                        Fid Index 500 II   Fid Inv Grade Bond II            Fid Gr & Inc II
Number of units, December 31, 2005                             3,027,573                  22,675                      6,322
Units purchased                                                  779,197                  28,203                     76,570
Units redeemed                                                 (234,637)                 (4,310)                    (4,114)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                             3,572,133                  46,568                     78,778
Units purchased                                                  677,033                  23,624                     59,649
Units redeemed                                                 (195,390)                 (4,071)                    (4,046)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                             4,053,776                  66,121                    134,381
Units purchased                                                  394,994                  73,727                     42,193
Units redeemed                                                 (244,239)                 (4,476)                    (5,353)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, August 31, 2008                               4,204,531                 135,372                    171,221

                                                           Fid Gr Opp II          Fid Mid Cap II                 Fid Val II
Number of units, December 31, 2005                               429,310               3,152,601                     52,409
Units purchased                                                  121,165               1,233,515                     41,261
Units redeemed                                                  (32,975)                (80,907)                   (41,697)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                               517,500               4,305,209                     51,973
Units purchased                                                  148,975               1,081,905                     19,376
Units redeemed                                                  (66,283)               (252,771)                    (6,576)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               600,192               5,134,343                     64,773
Units purchased                                                   91,511                 620,697                     12,471
Units redeemed                                                  (24,636)               (127,374)                    (6,353)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, August 31, 2008                                 667,067               5,627,666                     70,891

                                                        Fid Val Strat II         Fid Val Lead II               AIM Dynamics
Number of units, December 31, 2005                                11,893                  20,412                     71,028
Units purchased                                                   13,569                  39,603                     19,526
Units redeemed                                                     (749)                 (8,579)                    (5,911)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                                24,713                  51,436                     84,643
Units purchased                                                  342,827                  28,067                     33,668
Units redeemed                                                  (24,372)                 (4,905)                   (14,829)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               343,168                  74,598                    103,482
Units purchased                                                   52,490                  27,557                     14,739
Units redeemed                                                 (108,028)                 (1,122)                    (2,803)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, August 31, 2008                                 287,630                 101,033                    115,418

                                                    AIM Glob Health Care          AIM Technology           AIM Small Cap Eq
Number of units, December 31, 2005                               248,548                 262,430                         --
Units purchased                                                   69,968                  72,277                         --
Units redeemed                                                  (29,090)                (43,171)                         --
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                               289,426                 291,536                         --
Units purchased                                                   58,890                  73,494                    150,201
Units redeemed                                                  (45,440)                (33,358)                   (10,667)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               302,876                 331,672                    139,534
Units purchased                                                   36,489                  68,999                     32,044
Units redeemed                                                   (8,814)                (18,990)                    (2,258)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, August 31, 2008                                 330,551                 381,681                    169,320

                                                             AIM Glob RE           AIM Utilities                AIM Fin Ser
Number of units, December 31, 2005                               351,961                 565,040                     53,670
Units purchased                                                  267,712                 394,774                     23,679
Units redeemed                                                  (29,421)               (151,692)                    (6,105)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                               590,252                 808,122                     71,244
Units purchased                                                  268,737                 561,389                     23,284
Units redeemed                                                 (241,468)               (169,091)                   (11,352)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               617,521               1,200,420                     83,176
Units purchased                                                   95,674                 278,230                     62,068
Units redeemed                                                  (54,468)                (52,567)                   (49,809)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, August 31, 2008                                 658,727               1,426,083                     95,435

                                                              MFS Growth         MFS Core Equity               MFS Research
Number of units, December 31, 2005                               232,237                 120,856                     22,303
Units purchased                                                   70,064                  19,164                      7,157
Units redeemed                                                  (22,538)                (13,965)                    (1,040)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                               279,763                 126,055                     28,420
Units purchased                                                   49,051                  25,587                      7,917
Units redeemed                                                  (27,156)                (10,619)                      (637)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               301,658                 141,023                     35,700
Units purchased                                                  220,980                   7,941                      4,345
Units redeemed                                                  (22,078)                (16,092)                    (2,786)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, August 31, 2008                                 500,560                 132,872                     37,259

                                                           MFS Invest Tr          T. Rowe Eq Inc           T. Rowe Int'l St
Number of units, December 31, 2005                               125,656               3,618,824                    779,875
Units purchased                                                   18,970               1,074,466                    788,288
Units redeemed                                                   (6,101)               (384,435)                  (103,011)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                               138,525               4,308,855                  1,465,152
Units purchased                                                   31,905               1,218,728                    937,400
Units redeemed                                                  (25,831)               (356,545)                  (342,281)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               144,599               5,171,038                  2,060,271
Units purchased                                                   10,919                 527,963                    457,048
Units redeemed                                                   (7,642)               (313,429)                  (150,434)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, August 31, 2008                                 147,876               5,385,572                  2,366,885

                                                     T. Rowe Ltd Tm Bond      T. Rowe Mid-Cap Gr                  AN Growth
Number of units, December 31, 2005                               351,581               2,248,574                  6,970,116
Units purchased                                                   63,073                 237,690                    517,105
Units redeemed                                                  (25,392)               (270,076)                  (552,592)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                               389,262               2,216,188                  6,934,629
Units purchased                                                   75,106                 277,908                    364,967
Units redeemed                                                  (75,244)               (200,930)                  (648,735)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               389,124               2,293,166                  6,650,861
Units purchased                                                   65,254                 135,781                    248,505
Units redeemed                                                  (18,987)               (150,424)                  (364,507)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, August 31, 2008                                 435,391               2,278,523                  6,534,859

                                                               AN Eq Inc             AN Balanced                      AN MM
Number of units, December 31, 2005                             3,444,402               1,943,641                    807,134
Units purchased                                                  445,481                 254,413                  1,170,893
Units redeemed                                                 (250,245)               (243,186)                  (984,729)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                             3,639,638               1,954,868                    993,298
Units purchased                                                  342,270                 241,759                  1,580,860
Units redeemed                                                 (309,416)               (176,671)                (1,222,290)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                             3,672,492               2,019,956                  1,351,868
Units purchased                                                  177,781                 107,739                    594,452
Units redeemed                                                 (206,804)               (100,283)                  (385,448)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, August 31, 2008                               3,643,469               2,027,412                  1,560,872

                                                           An Gov't Bond           AN High Yield          AN Sm-Cap/Mid-Cap
Number of units, December 31, 2005                               664,081                 185,834                  4,036,128
Units purchased                                                  108,156                  54,899                  2,763,135
Units redeemed                                                 (147,569)                (45,722)                  (594,774)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                               624,668                 195,011                  6,204,489
Units purchased                                                  266,543                  33,482                    499,402
Units redeemed                                                 (213,304)                (19,419)                (1,510,535)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               677,907                 209,074                  5,193,356
Units purchased                                                  434,208                  16,874                    189,865
Units redeemed                                                  (99,577)                 (7,257)                  (180,974)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, August 31, 2008                               1,012,538                 218,691                  5,202,247

                                                             AN Int'l St
Number of units, December 31, 2005                               115,336
Units purchased                                                   32,898
Units redeemed                                                  (15,465)
--------------------------------------------- ---------------------------
--------------------------------------------- ---------------------------
Number of units, December 31, 2006                               132,769
Units purchased                                                   29,495
Units redeemed                                                  (33,381)
--------------------------------------------- ---------------------------
Number of units, December 31, 2007                               128,883
Units purchased                                                   16,476
Units redeemed                                                   (6,582)
--------------------------------------------- ---------------------------
--------------------------------------------- ---------------------------
Number of units, August 31, 2008                                 138,777

The interim financial statements that precede this page are unaudited. On the next page is the audit opinion for the
12/31/07 financial statements for the American National Variable Life Separate Account and those financials follow the opinion.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of American National Insurance Company and
Policy Owners of American National Variable Life Separate Account:
We have audited the accompanying statement of net assets of Alger American (AA) Small Cap, AA Growth, AA Income & Growth, AA
Balanced, AA MidCap Growth, AA Capital Appreciation, Federated Capital Income Fund II, Federated Fund for U.S. Government Securities
II, Federated High Income Bond Fund II-Primary Shares, Federated Mid Cap Growth Strategies Fund II, Federated Equity Income Fund II,
Federated Quality Bond Fund II-Primary Shares, Federated Kaufmann Fund II-Primary Shares, Fidelity Variable Insurance Product (VIP)
Growth and Income, Fidelity VIP Equity Income, Fidelity VIP Growth, Fidelity VIP High Income, Fidelity VIP Money Market, Fidelity VIP
Overseas, Fidelity VIP Investment Grade Bond, Fidelity VIP Asset Manager, Fidelity VIP Index 500, Fidelity VIP Contrafund, Fidelity
VIP Asset Manager: Growth, Fidelity VIP Balanced, Fidelity VIP Growth Opportunities, Fidelity VIP Mid Cap, Fidelity VIP Aggressive
Growth II, Fidelity VIP Equity Income II, Fidelity VIP Contrafund II, Fidelity VIP Index 500 II, Fidelity VIP Investment Grade Bond
II, Fidelity VIP Growth and Income II, Fidelity VIP Growth Opportunities II, Fidelity VIP Mid Cap II, Fidelity VIP Value II, Fidelity
VIP Value Strategies II, Fidelity VIP Value Leaders II, AIM Variable Insurance Funds (V.I.) Dynamics, AIM V.I. Global Health Care,
AIM V.I. Technology, AIM V.I. Small Cap Growth, AIM V.I. Small Co. Growth, AIM V.I. Global Real Estate, AIM V.I. Utilities, AIM V.I. Financial Services, AIM
V.I. Small Cap Equity, MFS Growth, MFS Core Equity, MFS Research, MFS Investors Trust, T. Rowe Price (TRP) Equity Income, TRP
International Stock, TRP Limited-Term Bond, TRP Mid-Cap Growth, American National (AN) Growth, AN Equity Income, AN Balanced, AN
Money Market, AN Government Bond, AN High Yield Bond, AN Small-Cap/Mid-Cap, and AN International Stock segregated subaccounts of
American National Variable Life Separate Account (the Account) as of December 31, 2007, and the related statement of operations for the year, or lesser period, then ended and the related statements of changes in net assets for each of the years, or lesser periods, in the two-year period then ended and the financial highlights for each of the years, or lesser periods, in the five-year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those
standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights referred to above are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
December 31, 2007 by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned segregated subaccounts of American National Variable Life Separate Account as of December
31, 2007 and the results of their operations for the year, or lesser period, then ended, changes in net assets for each of the years, or lesser periods, in the two-year period then ended, and their financial highlights for each of the years, or lesser periods, in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
KPMG LLP

Houston, Texas
April 30, 2008

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              AS OF DECEMBER 31, 2007
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                      The Alger American Fund - Class O Shares
---------------------------------------------------------------------------------------------------------------------
                         Assets                                Alger          Alger         Alger
                                                                                           Income &
                                                             Small Cap       Growth         Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
49,580 shares at net asset value of $33.32                         1,652             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,328)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
30,004 shares at net asset value of $49.27                            --          1,478            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,117)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
53,368 shares at net asset value of $12.12                            --             --           647
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $551)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 1,652          1,478           647
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            1,652          1,478           647
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                         1,652          1,478           647
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       842,204      1,100,091       548,437
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.96           1.34          1.18
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              AS OF DECEMBER 31, 2007
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                      The Alger American Fund - Class O Shares
---------------------------------------------------------------------------------------------------------------------
                         Assets                                Alger      Alger MidCap      Alger
                                                                                           Capital
                                                             Balanced        Growth      Appreciation
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
73,509 shares at net asset value of $14.61                         1,074             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $998)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
92,714 shares at net asset value of $23.62                            --          2,190            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,865)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
37,955 shares at net asset value of $55.39                            --             --         2,102
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,519)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 1,074          2,190         2,102
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            1,074          2,190         2,102
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                         1,074          2,190         2,102
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       786,291      1,163,885     1,203,686
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.37           1.88          1.75
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              AS OF DECEMBER 31, 2007
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                       Federated Insurance Series - Class II
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Federated      Federated     Federated      Federated
                                                                                         High Income      Mid Cap
                                                              Capital      U.S. Gov't       Bond -        Growth
                                                              Income       Securities     Prim. Sh.     Strategies
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
5,325 shares at net asset value of $9.62                              51             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $48)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
3,255 shares at net asset value of $11.53                             --             38            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $36)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
34,612 shares at net asset value of $7.49                             --             --           259             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $262)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
9,294 shares at net asset value of $30.26                             --             --            --            281
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $234)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    51             38           259            281
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                               51             38           259             281
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            51             38           259             281
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                        43,954         34,147       172,210         171,291
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.17           1.10          1.51            1.64
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              AS OF DECEMBER 31, 2007
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                       Federated Insurance Series - Class II
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Federated      Federated     Federated
                                                                             Quality
                                                                             Bond -       Kaufmann -
                                                           Equity Income    Prim. Sh.     Prim. Sh.
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
12,358 shares at net asset value of $16.21                           200             --            --
(cost $165)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
891 shares at net asset value of $11.34                               --             10            --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $10)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
4,090 shares at net asset value of $18.82                             --             --            77
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $67)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   200             10            77
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              200             10            77
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                           200             10            77
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       139,638          9,251        46,696
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.43           1.09          1.65
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              AS OF DECEMBER 31, 2007
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity      Fidelity
                                                             Growth &
                                                              Income      Equity Income     Growth      High Income
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
66,902 shares at net asset value of $17.01                         1,137             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $939)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
278,598 shares at net asset value of $23.91                           --          6,661            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $6,625)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
380,913 shares at net asset value of $45.12                           --             --        17,187             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $13,479)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
125,007 shares at net asset value of $5.98                            --             --            --            748

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $808)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 1,137          6,661        17,187            748
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            1,137          6,661        17,187             748
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                            108          3,842         7,216             423
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                     1,028          2,647         9,906             324
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                    1            172            65               1
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                         85,428      1,103,256     2,259,405         259,328
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                   692,827      1,472,244     6,045,259         288,769
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   54          4,489         1,253              92
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           1.26           3.48          3.19            1.63
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      1.49           1.80          1.64            1.12
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                21.10          38.43         51.59           12.19
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              AS OF DECEMBER 31, 2007
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity      Fidelity
                                                                                          Investment
                                                           Money Market     Overseas      Grade Bond   Asset Manager
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
658,736 shares at net asset value of $1.00                           659             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $659)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
143,256 shares at net asset value of $25.32                           --          3,627            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,770)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
43,914 shares at net asset value of $12.76                            --             --           560             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $551)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
105,285 shares at net asset value of $16.57                           --             --            --          1,745
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,581)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   659          3,627           560          1,745
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- -------------- --------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
Payable to American National for policy terminations,                 --             --             --             --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
Total Liabilities                                                     --             --             --             --
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
Net assets applicable to policyholders'                              659          3,627            560          1,745
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------

---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   Investrac Gold Variable Universal Life                            249          1,557            233          1,230
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   Investrac Advantage Variable Universal Life                       357          2,014            234            515
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   Survivor Variable Universal Life                                   53             56             93             --
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   WealthQuest III Variable Universal Life                            --             --             --             --
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   Investrac Gold Variable Universal Life                        158,103        599,221        117,696        540,302
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   Investrac Advantage Variable Universal Life                   286,616      1,037,438        158,669        348,486
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   Survivor Variable Universal Life                               45,152          1,602          5,066             --
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   WealthQuest III Variable Universal Life                            --             --             --             --
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   Investrac Gold Variable Universal Life                           1.58           2.60           1.98           2.28
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   Investrac Advantage Variable Universal Life                      1.24           1.94           1.48           1.48
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   Survivor Variable Universal Life                                 1.18          34.85          18.41             --
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   WealthQuest III Variable Universal Life                            --             --             --             --
---------------------------------------------------------- -------------- -------------- -------------- --------------

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              AS OF DECEMBER 31, 2007
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity
                                                                                          Asset Mgr.
                                                             Index 500     Contrafund       Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
136,096 shares at net asset value of $164.02                      22,322             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $17,845)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
561,922 shares at net asset value of $27.90                           --         15,678            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $14,516)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
88,754 shares at net asset value of $15.51                            --             --         1,377

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,103)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                22,322         15,678         1,377
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                           22,322         15,678         1,377
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                          9,021          5,215           485
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                    12,918         10,040           886
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                  383            423             6
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                      2,636,380      1,215,565       209,299
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                 8,536,683      4,070,933       598,613
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                1,978          9,214           307
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           3.42           4.29          2.32
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      1.51           2.47          1.48
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                               193.82          45.89         20.23
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              AS OF DECEMBER 31, 2007
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity
                                                             Balanced      Growth Opp.     Mid Cap
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
53,138 shares at net asset value of $15.83                           841             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $750)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
129,076 shares at net asset value of $22.37                           --          2,887            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,201)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
503,662 shares at net asset value of $36.16                           --             --        18,212
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $13,241)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   841          2,887        18,212
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              841          2,887        18,212
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             64            101         3,066
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       744          2,736        14,772
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   33             50           374
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                         49,954        100,594       763,696
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                   545,056      2,167,284     3,950,654
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                1,623          2,121         8,487
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           1.28           1.01          4.01
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      1.37           1.26          3.74
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                20.46          23.51         44.02
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              AS OF DECEMBER 31, 2007
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                              Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity      Fidelity
                                                            Aggressive
                                                              Growth      Equity Income   Contrafund     Index 500
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
123,745 shares at net asset value of $9.92                         1,228             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,095)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
10,987 shares at net asset value of $23.57                            --            259            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $291)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
251,807 shares at net asset value of $27.46                           --             --         6,915             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $7,254)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
33,677 shares at net asset value of $162.79                           --             --            --          5,482
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $4,569)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 1,228            259         6,915          5,482
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- ------------- --------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Payable to American National for policy terminations,                --              --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Total Liabilities                                                    --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Net assets applicable to policyholders'                           1,228             259         6,915           5,482
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------

---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Gold Variable Universal Life                            --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Survivor Variable Universal Life                                  --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   WealthQuest III Variable Universal Life                        1,228             259         6,915           5,482
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Gold Variable Universal Life                            --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Survivor Variable Universal Life                                  --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   WealthQuest III Variable Universal Life                      866,710         196,880     3,520,412       4,053,776
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Gold Variable Universal Life                            --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Survivor Variable Universal Life                                  --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   WealthQuest III Variable Universal Life                         1.42            1.32          1.96            1.35
---------------------------------------------------------- ------------- --------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              AS OF DECEMBER 31, 2007
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                              Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity
                                                            Investment      Growth &
                                                            Grade Bond       Income      Growth Opp.
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
5,686 shares at net asset value of $12.54                             71             --            --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $70)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
11,138 shares at net asset value of $16.76                            --            187            --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $174)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
40,044 shares at net asset value of $22.16                            --             --           887
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $676)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    71            187           887
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- ------------- --------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Payable to American National for policy terminations,                --              --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Total Liabilities                                                    --              --            --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Net assets applicable to policyholders                               71             187           887
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------

---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Gold Variable Universal Life                            --              --            --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       --              --            --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Survivor Variable Universal Life                                  --              --            --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   WealthQuest III Variable Universal Life                           71             187           887
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Gold Variable Universal Life                            --              --            --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       --              --            --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Survivor Variable Universal Life                                  --              --            --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       66,121         134,381       600,192
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Gold Variable Universal Life                            --              --            --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       --              --            --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Survivor Variable Universal Life                                  --              --            --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   WealthQuest III Variable Universal Life                         1.08            1.39          1.48
---------------------------------------------------------- ------------- --------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              AS OF DECEMBER 31, 2007
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                              Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity      Fidelity
                                                                                            Value
                                                              Mid Cap         Value       Strategies   Value Leaders
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
341,593 shares at net asset value of $35.63                       12,171             --            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $10,448)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
6,320 shares at net asset value of $12.97                             --             82            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $85)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
38,559 shares at net asset value of $12.62                            --             --           487             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $510)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
7,204 shares at net asset value of $13.80                             --             --            --             99
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $103)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                12,171             82           487             99
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- ------------- --------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Payable to American National for policy terminations,                --              --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Total Liabilities                                                    --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Net assets applicable to policyholders                           12,171              82           487              99
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------

---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Gold Variable Universal Life                            --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Survivor Variable Universal Life                                  --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       12,171              82           487              99
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Gold Variable Universal Life                            --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Survivor Variable Universal Life                                  --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   WealthQuest III Variable Universal Life                    5,134,343          64,773       343,168          74,598
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Gold Variable Universal Life                            --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Survivor Variable Universal Life                                  --              --            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   WealthQuest III Variable Universal Life                         2.37            1.27          1.42            1.33
---------------------------------------------------------- ------------- --------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              AS OF DECEMBER 31, 2007
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                            AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------
                         Assets                            AIM Dynamics    AIM Global        AIM
                                                                           Health Care    Technology
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
8,042 shares at net asset value of $19.24                            155             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $123)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
16,257 shares at net asset value of $24.06                            --            391            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $319)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
21,082 shares at net asset value of $15.10                            --             --           318

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $267)
----------------------------------------------------------                                             --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   155            391           318
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              155            391           318
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                           155            391           318
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       103,482        302,876       331,672
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.50           1.29          0.96
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              AS OF DECEMBER 31, 2007
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                            AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------
                         Assets                                 AIM            AIM           AIM            AIM
                                                            Global Real                    Financial     Small Cap
                                                              Estate        Utilities      Services       Equity
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
85,251 shares at net asset value of $21.88                         1,865             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,238)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
89,684 shares at net asset value of $23.97                            --          2,150            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,924)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
7,590 shares at net asset value of $12.26                             --             --            93             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $115)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
12,058 shares at net asset value of $15.53                            --             --            --            187
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $194)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 1,865          2,150            93            187
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            1,865          2,150            93             187
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                         1,865          2,150            93             187
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       617,521      1,200,420        83,176         139,534
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          3.02           1.79          1.12            1.34
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              AS OF DECEMBER 31, 2007
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                MFS Variable Insurance Trust - Initial Class Shares
---------------------------------------------------------------------------------------------------------------------
                         Assets                                 MFS         MFS Core     MFS Research       MFS
                                                                                                         Investors
                                                              Growth         Equity                        Trust
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
16,584 shares at net asset value of $25.01                           415             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $300)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
10,295 shares at net asset value of $17.18                            --            177            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $135)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
2,512 shares at net asset value of $20.28                             --             --            51             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $40)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
8,541 shares at net asset value of $23.52                             --             --            --            201

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $152)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   415            177            51            201
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              415            177            51             201
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                           415            177            51             201
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       301,658        141,023        35,700         144,599
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.37           1.25          1.43            1.39
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              AS OF DECEMBER 31, 2007
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                                   T. Rowe Price
---------------------------------------------------------------------------------------------------------------------
                         Assets                               T. Rowe        T. Rowe       T. Rowe        T. Rowe
                                                                              Price                        Price
                                                           Price Equity   International   Price Ltd       Mid-Cap
                                                              Income          Stock       Term Bond       Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
354,579 shares at net asset value of $23.69                        8,400             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $8,017)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
196,454 shares at net asset value of $17.71                           --          3,479            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $3,383)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
95,026 shares at net asset value of $4.94                             --             --           469             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $472)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
246,669 shares at net asset value of $25.02                           --             --            --          6,172

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $5,369)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 8,400          3,479           469          6,172
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            8,400          3,479           469           6,172
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                            423            392            --             368
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                     2,267          1,172            --           4,060
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   55             90            --             257
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                         5,655          1,825           469           1,487
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                        271,436        275,796            --         175,552
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                 1,208,841        750,316            --       1,323,066
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                1,822          4,374            --           8,153
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                     3,688,939      1,029,785       389,124         786,395
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           1.56           1.42            --            2.09
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      1.88           1.56            --            3.07
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                29.96          20.66            --           31.49
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.53           1.77          1.21            1.89
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              AS OF DECEMBER 31, 2007
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                    American National Investment Accounts, Inc.
---------------------------------------------------------------------------------------------------------------------
                         Assets                              AN Growth      AN Equity    AN Balanced     AN Money
                                                                             Income                       Market
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
6,430,717 shares at net asset value of $1.73                      11,125             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $10,286)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
4,453,202 shares at net asset value of $1.71                          --          7,615            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $7,421)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
2,299,688 shares at net asset value of $1.53                          --             --         3,519             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $3,302)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
1,560,896 shares at net asset value of $1.00                          --             --            --          1,561
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,561)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                11,125          7,615         3,519          1,561
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                           11,125          7,615         3,519           1,561
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                          5,297          3,221         1,183             204
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                     5,221          2,701         1,314             250
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   11             26            52              78
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                           596          1,667           970           1,029
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                      1,956,694        876,246       397,598         135,227
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                 4,190,200      1,522,049       866,023         214,154
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                5,958         10,808        25,375          69,522
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       498,009      1,263,389       730,960         932,965
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           2.71           3.68          2.98            1.51
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      1.25           1.77          1.52            1.17
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                 1.91           2.40          2.01            1.13
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.20           1.32          1.33            1.10
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF NET ASSETS

                                              AS OF DECEMBER 31, 2007
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS
                                    American National Investment Accounts, Inc.
---------------------------------------------------------------------------------------------------------------------
                         Assets                                 AN           AN High          AN            AN
                                                            Government                    Small-Cap/   International
                                                               Bond        Yield Bond      Mid-Cap         Stock
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
821,334 shares at net asset value of $1.05                           862             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $864)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
323,369 shares at net asset value of $0.81                            --            262            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $284)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
5,813,886 shares at net asset value of $0.40                          --             --         2,326             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,558)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
169,852 shares at net asset value of $1.00                            --             --            --            170

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $137)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   862            262         2,326            170
---------------------------------------------------------- -------------- -------------- ------------- --------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              862            262         2,326             170
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             44              6           276               7
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       205             40         1,563              64
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   73             --            16              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                           540            216           471              99
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                         35,749          4,581       707,978           6,581
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                   152,463         31,772     4,072,873          60,858
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                               53,193             --        43,107              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       436,502        172,721       369,398          61,444
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           1.24           1.36          0.39            1.07
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      1.35           1.26          0.38            1.05
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                 1.38             --          0.37              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.24           1.25          1.28            1.61
---------------------------------------------------------- -------------- -------------- ------------- ---------------

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            YEAR ENDED DECEMBER 31, 2007
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                      The Alger American Fund - Class O Shares
---------------------------------------------------------------------------------------------------------------------
                       Operations                              Alger          Alger         Alger
                                                                                           Income &
                                                             Small Cap       Growth         Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying
   mutual fund                                                     --              4             5
   Mortality and expense charges
     Investrac Gold Variable Universal Life                        --             --            --
     Investrac Advantage Variable Universal Life                   --             --            --
     Survivor Variable Universal Life                              --             --            --
     WealthQuest III Variable Universal Life                      (10)            (9)           (4)

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     (10)            (5)             1
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Realized and unrealized gains (losses) on investments -
net
   Realized gain distributions from underlying mutual
   fund                                                            --             --            --

   Realized gains (losses) on sales of investments                 64             34            18

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                    64             34            18
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                 136            197            31

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            200            231            49
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                        190            226            50
========================================================== ============== ============== ============= ==============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            YEAR ENDED DECEMBER 31, 2007
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                      The Alger American Fund - Class O Shares
---------------------------------------------------------------------------------------------------------------------
                       Operations                              Alger      Alger MidCap   Alger Capital
                                                             Balanced        Growth      Appreciation
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying
   mutual fund                                                     21             --            --
   Mortality and expense charges
     Investrac Gold Variable Universal Life                        --             --            --
     Investrac Advantage Variable Universal Life                   --             --            --
     Survivor Variable Universal Life                              --             --            --
     WealthQuest III Variable Universal Life                       (7)           (13)          (11)

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                       14           (13)          (11)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Realized and unrealized gains (losses) on investments -
net
   Realized gain distributions from underlying mutual
   fund                                                            56            227            --

   Realized gains (losses) on sales of investments                 15             30            82

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                    71            257            82
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                  22            233           341

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                             93            490           423
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                        107            477           412
========================================================== ============== ============== ============= ==============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            YEAR ENDED DECEMBER 31, 2007
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                       Federated Insurance Series - Class II
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Federated      Federated     Federated      Federated
                                                                                         High Income
                                                              Capital      U.S. Gov't       Bond -        Growth
                                                              Income       Securities     Prim. Sh.     Strategies
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying
   mutual fund                                                      3              1            14             --
   Mortality and expense charges
     Investrac Gold Variable Universal Life                        --             --            --             --
     Investrac Advantage Variable Universal Life                   --             --            --             --
     Survivor Variable Universal Life                              --             --            --             --
     WealthQuest III Variable Universal Life                       --             --            (2)            (2)

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                       3              1             12            (2)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Realized and unrealized gains (losses) on investments -
net
   Realized gain distributions from underlying mutual
   fund                                                            --             --            --             --

   Realized gains (losses) on sales of investments                  2             --             4             23

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                     2             --             4             23
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                  (3)             1           (12)            16

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                             (1)             1            (8)            39
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                          2              2             4             37
========================================================== ============== ============== ============= ==============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            YEAR ENDED DECEMBER 31, 2007
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                       Federated Insurance Series - Class II
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Federated      Federated     Federated
                                                                             Quality
                                                                              Bond -      Kaufmann -
                                                           Equity Income    Prim. Sh.     Prim. Sh.
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying
   mutual fund                                                      5             --            --
   Mortality and expense charges
     Investrac Gold Variable Universal Life                        --             --            --
     Investrac Advantage Variable Universal Life                   --             --            --
     Survivor Variable Universal Life                              --             --            --
     WealthQuest III Variable Universal Life                       (1)            --            --

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                       4             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Realized and unrealized gains (losses) on investments -
net
   Realized gain distributions from underlying mutual
   fund                                                            --             --             3

   Realized gains (losses) on sales of investments                  8             --            --

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                     8             --             3
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                  (9)            --             8

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                             (1)            --            11
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                          3             --            11
========================================================== ============== ============== ============= ==============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            YEAR ENDED DECEMBER 31, 2007
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity      Fidelity
                                                             Growth &
                                                              Income      Equity Income     Growth      High Income
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying
   mutual fund                                                     20            127           130             63
   Mortality and expense charges
     Investrac Gold Variable Universal Life                        (1)           (36)          (60)            (4)
     Investrac Advantage Variable Universal Life                  (13)           (35)         (115)            (4)
     Survivor Variable Universal Life                              --             (1)           (1)            --
     WealthQuest III Variable Universal Life                       --             --            --             --

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                       6             55           (46)            55
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Realized and unrealized gains (losses) on investments -
net
   Realized gain distributions from underlying mutual
   fund                                                            42            559            14             --

   Realized gains (losses) on sales of investments                 24            128            74             (8)

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                    66            687            88             (8)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                  37           (718)        3,560            (33)

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            103            (31)        3,648            (41)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                        109             24         3,602             14
========================================================== ============== ============== ============= ==============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            YEAR ENDED DECEMBER 31, 2007
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity      Fidelity
                                                                                          Investment
                                                           Money Market     Overseas      Grade Bond   Asset Manager
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying
   mutual fund                                                     35            109            21            101
   Mortality and expense charges
     Investrac Gold Variable Universal Life                        (2)           (14)           (2)           (11)
     Investrac Advantage Variable Universal Life                   (6)           (21)           (3)            (6)
     Survivor Variable Universal Life                              --             --            --             --
     WealthQuest III Variable Universal Life                       --             --            --             --

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      27             74            16             84
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Realized and unrealized gains (losses) on investments -
net
   Realized gain distributions from underlying mutual
   fund                                                            --            196            --             45

   Realized gains (losses) on sales of investments                 --            262            (9)             4

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                    --            458            (9)            49
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                  --            (67)           11             93

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                             --            391             2            142
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                         27            465            18            226
========================================================== ============== ============== ============= ==============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            YEAR ENDED DECEMBER 31, 2007
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity
                                                                                          Asset Mgr.
                                                             Index 500     Contrafund       Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying
   mutual fund                                                    817            141            56
   Mortality and expense charges
     Investrac Gold Variable Universal Life                       (85)           (45)           (4)
     Investrac Advantage Variable Universal Life                 (164)          (119)          (11)
     Survivor Variable Universal Life                              (4)            (3)           --
     WealthQuest III Variable Universal Life                       --             --            --

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     564            (26)           41
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Realized and unrealized gains (losses) on investments -
net
   Realized gain distributions from underlying mutual
   fund                                                            --          3,758            --

   Realized gains (losses) on sales of investments                499            490            13

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   499          4,248            13
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                (106)        (1,982)          162

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            393          2,266           175
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                        957          2,240           216
========================================================== ============== ============== ============= ==============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            YEAR ENDED DECEMBER 31, 2007
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity
                                                             Balanced      Growth Opp.     Mid Cap
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying
   mutual fund                                                     26             --           165
   Mortality and expense charges
     Investrac Gold Variable Universal Life                        (1)            (1)          (28)
     Investrac Advantage Variable Universal Life                   (9)           (30)         (184)
     Survivor Variable Universal Life                              --             --            (4)
     WealthQuest III Variable Universal Life                       --             --            --

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      16            (31)          (51)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Realized and unrealized gains (losses) on investments -
net
   Realized gain distributions from underlying mutual
   fund                                                            28             --         1,633

   Realized gains (losses) on sales of investments                  6             49         1,271

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                    34             49         2,904
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                   5            459          (459)

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                             39            508         2,445
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                         55            477         2,394
========================================================== ============== ============== ============= ==============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            YEAR ENDED DECEMBER 31, 2007
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                              Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity      Fidelity
                                                            Aggressive       Equity
                                                              Growth         Income       Contrafund     Index 500
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying
   mutual fund                                                     --              4            48            166
   Mortality and expense charges
     Investrac Gold Variable Universal Life                        --             --            --             --
     Investrac Advantage Variable Universal Life                   --             --            --             --
     Survivor Variable Universal Life                              --             --            --             --
     WealthQuest III Variable Universal Life                       (8)            (1)          (41)           (37)

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      (8)             3             7            129
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Realized and unrealized gains (losses) on investments -
net
   Realized gain distributions from underlying mutual
   fund                                                           110             21         1,655             --

   Realized gains (losses) on sales of investments                 34              3           219            108

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   144             24         1,874            108
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                  27            (30)         (985)           (31)

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            171             (6)          889             77
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                        163             (3)          896            206
========================================================== ============== ============== ============= ==============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            YEAR ENDED DECEMBER 31, 2007
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                              Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity
                                                            Investment      Growth &
                                                            Grade Bond       Income      Growth Opp.
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying
   mutual fund                                                      2              2            --
   Mortality and expense charges
     Investrac Gold Variable Universal Life                        --             --            --
     Investrac Advantage Variable Universal Life                   --             --            --
     Survivor Variable Universal Life                              --             --            --
     WealthQuest III Variable Universal Life                       --            (1)            (5)

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                       2              1            (5)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Realized and unrealized gains (losses) on investments -
net
   Realized gain distributions from underlying mutual
   fund                                                            --              4            --

   Realized gains (losses) on sales of investments                 --              1            36

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                    --              5            36
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                   1              7           115

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                              1             12           151
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                          3             13           146
========================================================== ============== ============== ============= ==============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            YEAR ENDED DECEMBER 31, 2007
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                              Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity      Fidelity
                                                                                            Value
                                                              Mid Cap         Value       Strategies   Value Leaders
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying
   mutual fund                                                     53             --             1              1
   Mortality and expense charges
     Investrac Gold Variable Universal Life                        --             --            --             --
     Investrac Advantage Variable Universal Life                   --             --            --             --
     Survivor Variable Universal Life                              --             --            --             --
     WealthQuest III Variable Universal Life                      (75)            (1)           (2)            (1)

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     (22)            (1)           (1)            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Realized and unrealized gains (losses) on investments -
net
   Realized gain distributions from underlying mutual
   fund                                                           876              7             4              9

   Realized gains (losses) on sales of investments                274              1             1              1

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                 1,150              8             5             10
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                 233             (8)          (26)            (9)

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                          1,383             --           (21)             1
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                      1,361             (1)          (22)             1
========================================================== ============== ============== ============= ==============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            YEAR ENDED DECEMBER 31, 2007
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                            AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------
                       Operations                          AIM Dynamics        AIM           AIM         AIM Small
                                                                              Global                      Company
                                                                           Health Care    Technology      Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying
   mutual fund                                                    --             --            --             --
   Mortality and expense charges
     Investrac Gold Variable Universal Life                       --             --            --             --
     Investrac Advantage Variable Universal Life                  --             --            --             --
     Survivor Variable Universal Life                             --             --            --             --
     WealthQuest III Variable Universal Life                      (1)            (3)           (2)            --

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     (1)            (3)           (2)            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Realized and unrealized gains (losses) on investments -
net
   Realized gain distributions from underlying mutual
   fund                                                            --             --            --            27

   Realized gains (losses) on sales of investments                 10             19             7             9

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                    10             19             7            36
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                   4             22            12           (25)

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                             14             41            19            11
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                         13             38            17            11
========================================================== ============== ============== ============= ==============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            YEAR ENDED DECEMBER 31, 2007
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                            AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------
                       Operations                               AIM            AIM           AIM            AIM
                                                            Global Real                   Financial      Small Cap
                                                              Estate        Utilities      Services       Equity
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying
   mutual fund                                                    116             38             2             --
   Mortality and expense charges
     Investrac Gold Variable Universal Life                        --             --            --             --
     Investrac Advantage Variable Universal Life                   --             --            --             --
     Survivor Variable Universal Life                              --             --            --             --
     WealthQuest III Variable Universal Life                      (16)           (11)           (1)            (1)

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     100             27             1             (1)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Realized and unrealized gains (losses) on investments -
net
   Realized gain distributions from underlying mutual
   fund                                                           276            100             7              5

   Realized gains (losses) on sales of investments                278             75             3             --

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   554            175            10              5
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                (839)            81           (38)            (6)

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                           (285)           256           (28)            (1)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                       (185)           283           (27)            (2)
========================================================== ============== ============== ============= ==============

See accompanying notes to Separate Account financial statements.                                (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            YEAR ENDED DECEMBER 31, 2007
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                MFS Variable Insurance Trust - Initial Class Shares
---------------------------------------------------------------------------------------------------------------------
                       Operations                               MFS         MFS Core     MFS Research       MFS
                                                                                                         Investors
                                                              Growth         Equity                        Trust
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying
   mutual fund                                                     --              1            --              1
   Mortality and expense charges
     Investrac Gold Variable Universal Life                        --             --            --             --
     Investrac Advantage Variable Universal Life                   --             --            --             --
     Survivor Variable Universal Life                              --             --            --             --
     WealthQuest III Variable Universal Life                       (3)            (1)           --             (1)

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      (3)            --            --             --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Realized and unrealized gains (losses) on investments -
net
   Realized gain distributions from underlying mutual
   fund                                                            --             --            --              1

   Realized gains (losses) on sales of investments                 15              6            --              9

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                    15              6            --             10
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                  55             10             4              6

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                             70             16             4             16
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                         67             16             4             16
========================================================== ============== ============== ============= ==============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            YEAR ENDED DECEMBER 31, 2007
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                                   T. Rowe Price
---------------------------------------------------------------------------------------------------------------------
                       Operations                             T. Rowe        T. Rowe       T. Rowe        T. Rowe
                                                                              Price                        Price
                                                           Price Equity   International   Price Ltd       Mid-Cap
                                                              Income          Stock       Term Bond       Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying
   mutual fund                                                    141             48             20            13
   Mortality and expense charges
     Investrac Gold Variable Universal Life                        (4)            (3)           --             (3)
     Investrac Advantage Variable Universal Life                  (28)           (13)           --            (49)
     Survivor Variable Universal Life                              --             (1)           --             (2)
     WealthQuest III Variable Universal Life                      (37)           (10)           (3)           (10)

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      72             21            17            (51)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Realized and unrealized gains (losses) on investments -
net
   Realized gain distributions from underlying mutual
   fund                                                           494            383            --            654

   Realized gains (losses) on sales of investments                183            149            (4)           206

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   677            532            (4)           860
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                (616)          (259)            8             32

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                             61            273             4            892
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                        133            294            21            841
========================================================== ============== ============== ============= ==============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                  AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                              STATEMENT OF OPERATIONS

                                            YEAR ENDED DECEMBER 31, 2007
                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS
                                    American National Investment Accounts, Inc.
---------------------------------------------------------------------------------------------------------------------
                       Operations                            AN Growth      AN Equity    AN Balanced     AN Money
                                                                             Income                       Market
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
   Investment income distributions from underlying
   mutual fund                                                    159            230            84             64
   Mortality and expense charges
     Investrac Gold Variable Universal Life                       (49)           (31)          (11)            (2)
     Investrac Advantage Variable Universal Life                  (68)           (36)          (16)            (3)
     Survivor Variable Universal Life                              --             --            --             --
     WealthQuest III Variable Universal Life                       (4)           (11)           (7)            (7)

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      38            152            50             52
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Realized and unrealized gains (losses) on investments -
net
   Realized gain distributions from underlying mutual
   fund                                                           155            196            10             --

   Realized gains (losses) on sales of investments                 81             82            37             --

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   236            278            47             --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

   Net change in unrealized appreciation or depreciation
   of investments                                                 205           (454)           28             --

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            441           (176)           75             --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

Net increase (decrease) in net assets resulting from
operations                                                        479            (24)          125             52
========================================================== ============== ============== ============= ==============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                    AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                                 STATEMENT OF OPERATIONS

                                              YEAR ENDED DECEMBER 31, 2007
                                                 (AMOUNTS IN THOUSANDS)
                                                 SEGREGATED SUBACCOUNTS
                                       American National Investment Accounts, Inc.
--------------------------------------------------------------------------------------------------------------------------
                          Operations                                 AN           AN High          AN             AN
                                                                 Government                    Small-Cap/    International
                                                                    Bond        Yield Bond       Mid-Cap        Stock
--------------------------------------------------------------- -------------- -------------- -------------- -------------
--------------------------------------------------------------- -------------- -------------- -------------- -------------
Investment income (loss)
   Investment income distributions from underlying mutual fund          35             16             --             3
   Mortality and expense charges
     Investrac Gold Variable Universal Life                             --             --             (3)           --
     Investrac Advantage Variable Universal Life                        (3)            --            (17)           (1)
     Survivor Variable Universal Life                                   --             --             --            --
     WealthQuest III Variable Universal Life                            (4)            (1)            (3)           (1)

--------------------------------------------------------------- -------------- -------------- -------------- -------------
                 Investment income (loss) - net                         28             15            (23)            1
--------------------------------------------------------------- -------------- -------------- -------------- -------------
--------------------------------------------------------------- -------------- -------------- -------------- -------------

Realized and unrealized gains (losses) on investments - net
   Realized gain distributions from underlying mutual fund              --             --             --            --

   Realized gains (losses) on sales of investments                      (5)            (1)           145            13

--------------------------------------------------------------- -------------- -------------- -------------- -------------
--------------------------------------------------------------- -------------- -------------- -------------- -------------
     Net realized gains (losses) on investments                         (5)            (1)           145            13
--------------------------------------------------------------- -------------- -------------- -------------- -------------
--------------------------------------------------------------- -------------- -------------- -------------- -------------

   Net change in unrealized appreciation or depreciation of
   investments                                                          28            (12)           364            (1)

--------------------------------------------------------------- -------------- -------------- -------------- -------------
--------------------------------------------------------------- -------------- -------------- -------------- -------------
     Net gains (losses) on investments                                  23            (13)           509            12
--------------------------------------------------------------- -------------- -------------- -------------- -------------
--------------------------------------------------------------- -------------- -------------- -------------- -------------

Net increase (decrease) in net assets resulting from
operations                                                              51              2            486            13
=============================================================== ============== ============== ============== =============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                AMERICAN NATIONAL VARIABLE LIFE SEPARATEACCOUNT

                                      STATEMENT OF CHANGES IN NET ASSETS

                                         YEAR ENDED DECEMBER 31, 2007
                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                                   The Alger American Fund - Class O Shares
----------------------------------------------------------------------------------------------------------------
                      Net Changes                           Alger      Alger Growth      Alger
                                                                                        Income &
                                                          Small Cap                      Growth
-------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------- ------------- -------------- ------------- ------------
Operations
   Investment income (loss) - net                              (10)            (5)            1
   Net realized gains (losses) on investments                   64             34            18
   Net change in unrealized appreciation or
   depreciation of investments                                 136            197            31

-------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------- ------------- -------------- ------------- ------------
Net increase (decrease) in net assets resulting from           190            226            50
operations
-------------------------------------------------------- ------------- -------------- ------------- ------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                     --             --            --
     Investrac Advantage Variable Universal Life                --             --            --
     Survivor Variable Universal Life                           --             --            --
     WealthQuest III Variable Universal Life                   494            309           166

   Policy terminations, withdrawal payments and
   charges:
     Investrac Gold Variable Universal Life                     --             --            --
     Investrac Advantage Variable Universal Life                --             --            --
     Survivor Variable Universal Life                           --             --            --
     WealthQuest III Variable Universal Life                   (75)          (197)          (98)

-------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------- ------------- -------------- ------------- ------------
Increase (decrease) in net assets from                         419            112            68
policy transactions
-------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------- ------------- -------------- ------------- ------------

Increase (decrease) in net assets                              609            338           118

Net assets at the beginning of year                          1,043          1,140           529
-------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------- ------------- -------------- ------------- ------------

Net assets at the end of year                                1,652          1,478           647
======================================================== ============= ============== ============= ============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                       STATEMENT OF CHANGES IN NET ASSETS

                                          YEAR ENDED DECEMBER 31, 2007
                                             (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                             SEGREGATED SUBACCOUNTS
-----------------------------------------------------------------------------------------------------------------
                                    The Alger American Fund - Class O Shares
-----------------------------------------------------------------------------------------------------------------
                      Net Changes                           Alger         Alger      Alger Capital
                                                                          MidCap
                                                           Balanced       Growth     Appreciation
-------------------------------------------------------- ------------- ------------- -------------- -------------
-------------------------------------------------------- ------------- ------------- -------------- -------------
Operations
   Investment income (loss) - net                               14           (13)           (11)
   Net realized gains (losses) on investments                   71           257             82
   Net change in unrealized appreciation or
   depreciation of investments                                  22           233            341

-------------------------------------------------------- ------------- ------------- -------------- -------------
-------------------------------------------------------- ------------- ------------- -------------- -------------
Net increase (decrease) in net assets resulting from           107           477            412
operations
-------------------------------------------------------- ------------- ------------- -------------- -------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                     --            --             --
     Investrac Advantage Variable Universal Life                --            --             --
     Survivor Variable Universal Life                           --            --             --
     WealthQuest III Variable Universal Life                   259           464            464

   Policy terminations, withdrawal payments and
   charges:
     Investrac Gold Variable Universal Life                     --            --             --
     Investrac Advantage Variable Universal Life                --            --             --
     Survivor Variable Universal Life                           --            --             --
     WealthQuest III Variable Universal Life                  (196)         (193)           244

-------------------------------------------------------- ------------- ------------- -------------- -------------
-------------------------------------------------------- ------------- ------------- -------------- -------------
Increase (decrease) in net assets from                          63           271            708
policy transactions
-------------------------------------------------------- ------------- ------------- -------------- -------------
-------------------------------------------------------- ------------- ------------- -------------- -------------

Increase (decrease) in net assets                              170           748          1,120

Net assets at the beginning of year                            904         1,442            982
-------------------------------------------------------- ------------- ------------- -------------- -------------
-------------------------------------------------------- ------------- ------------- -------------- -------------

Net assets at the end of year                                1,074         2,190          2,102
======================================================== ============= ============= ============== =============

See accompanying notes to Separate Account financial statements.                                  (continued)

                               AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                      STATEMENT OF CHANGES IN NET ASSETS

                                         YEAR ENDED DECEMBER 31, 2007
                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                                     Federated Insurance Series - Class II
----------------------------------------------------------------------------------------------------------------
                     Net Changes                         Federated     Federated     Federated      Federated
                                                                                    High Income
                                                          Capital      U.S. Gov't      Bond -        Growth
                                                          Income       Securities    Prim. Sh.     Strategies
------------------------------------------------------ -------------- ------------- ------------- --------------
------------------------------------------------------ -------------- ------------- ------------- --------------
Operations
   Investment income (loss) - net                               3             1            12             (2)
   Net realized gains (losses) on investments                   2            --             4             23
   Net change in unrealized appreciation or
   depreciation of investments                                 (3)            1           (12)            16

------------------------------------------------------ -------------- ------------- ------------- --------------
------------------------------------------------------ -------------- ------------- ------------- --------------
Net increase (decrease) in net assets resulting from            2             2             4             37
operations
------------------------------------------------------ -------------- ------------- ------------- --------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                    --            --            --             --
     Investrac Advantage Variable Universal Life               --            --            --             --
     Survivor Variable Universal Life                          --            --            --             --
     WealthQuest III Variable Universal Life                   11            26            77             62

   Policy terminations, withdrawal payments and
   charges:
     Investrac Gold Variable Universal Life                    --            --            --             --
     Investrac Advantage Variable Universal Life               --            --            --             --
     Survivor Variable Universal Life                          --            --            --             --
     WealthQuest III Variable Universal Life                  (12)           (2)           (8)           (21)

------------------------------------------------------ -------------- ------------- ------------- --------------
------------------------------------------------------ -------------- ------------- ------------- --------------
Increase (decrease) in net assets from                         (1)           24            69             41
policy transactions
------------------------------------------------------ -------------- ------------- ------------- --------------
------------------------------------------------------ -------------- ------------- ------------- --------------

Increase (decrease) in net assets                               1            26            73             78

Net assets at the beginning of year                            50            12           186            203
------------------------------------------------------ -------------- ------------- ------------- --------------
------------------------------------------------------ -------------- ------------- ------------- --------------

Net assets at the end of year                                  51            38           259            281
====================================================== ============== ============= ============= ==============

See accompanying notes to Separate Account financial statements.                                  (continued)

                               AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                      STATEMENT OF CHANGES IN NET ASSETS

                                         YEAR ENDED DECEMBER 31, 2007
                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                                     Federated Insurance Series - Class II
----------------------------------------------------------------------------------------------------------------
                       Net Changes                          Federated     Federated     Federated
                                                                           Quality
                                                              Equity        Bond -       Kaufmann
                                                              Income      Prim. Sh.     -Prim. Sh.
---------------------------------------------------------- ------------- ------------- ------------- -----------
---------------------------------------------------------- ------------- ------------- ------------- -----------
Operations
   Investment income (loss) - net                                  4            --            --
   Net realized gains (losses) on investments                      8            --             3
   Net change in unrealized appreciation or depreciation
   of investments                                                 (9)           --             8

---------------------------------------------------------- ------------- ------------- ------------- -----------
---------------------------------------------------------- ------------- ------------- ------------- -----------
Net increase (decrease) in net assets resulting from               3            --            11
operations
---------------------------------------------------------- ------------- ------------- ------------- -----------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                       --            --            --
     Investrac Advantage Variable Universal Life                  --            --            --
     Survivor Variable Universal Life                             --            --            --
     WealthQuest III Variable Universal Life                      48             2            16

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                       --            --            --
     Investrac Advantage Variable Universal Life                  --            --            --
     Survivor Variable Universal Life                             --            --            --
     WealthQuest III Variable Universal Life                     (32)           --             1

---------------------------------------------------------- ------------- ------------- ------------- -----------
---------------------------------------------------------- ------------- ------------- ------------- -----------
Increase (decrease) in net assets from                            16             2            17
policy transactions
---------------------------------------------------------- ------------- ------------- ------------- -----------
---------------------------------------------------------- ------------- ------------- ------------- -----------

Increase (decrease) in net assets                                 19             2            28

Net assets at the beginning of year                              181             8            49
---------------------------------------------------------- ------------- ------------- ------------- -----------
---------------------------------------------------------- ------------- ------------- ------------- -----------

Net assets at the end of year                                    200            10            77
========================================================== ============= ============= ============= ===========

See accompanying notes to Separate Account financial statements.                                  (continued)

                               AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                      STATEMENT OF CHANGES IN NET ASSETS

                                         YEAR ENDED DECEMBER 31, 2007
                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                             Fidelity Variable Insurance Products - Initial Class
----------------------------------------------------------------------------------------------------------------
                       Net Changes                          Fidelity      Fidelity      Fidelity     Fidelity
                                                            Growth &       Equity                    High
                                                             Income        Income        Growth        Income
---------------------------------------------------------- ------------ ------------- -------------- -----------
---------------------------------------------------------- ------------ ------------- -------------- -----------
Operations
   Investment income (loss) - net                                 6            55            (46)         55
   Net realized gains (losses) on investments                    66           687             88          (8)
   Net change in unrealized appreciation or depreciation
   of investments                                                37          (718)         3,560         (33)

---------------------------------------------------------- ------------ ------------- -------------- -----------
---------------------------------------------------------- ------------ ------------- -------------- -----------
Net increase (decrease) in net assets resulting from            109            24          3,602          14
operations
---------------------------------------------------------- ------------ ------------- -------------- -----------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                       9           364            724          41
     Investrac Advantage Variable Universal Life                112           240          1,048          26
     Survivor Variable Universal Life                             1            33              4          --
     WealthQuest III Variable Universal Life                     --            --             --          --

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                      42          (329)        (1,051)        (85)
     Investrac Advantage Variable Universal Life               (143)         (243)        (1,531)        (10)
     Survivor Variable Universal Life                            --            21           (22)          --
     WealthQuest III Variable Universal Life                     --            --             --          --

---------------------------------------------------------- ------------ ------------- -------------- -----------
---------------------------------------------------------- ------------ ------------- -------------- -----------
Increase (decrease) in net assets from                           21            86           (828)        (28)
policy transactions
---------------------------------------------------------- ------------ ------------- -------------- -----------
---------------------------------------------------------- ------------ ------------- -------------- -----------

Increase (decrease) in net assets                               130           110          2,774         (14)

Net assets at the beginning of year                           1,007         6,551         14,413         762
---------------------------------------------------------- ------------ ------------- -------------- -----------
---------------------------------------------------------- ------------ ------------- -------------- -----------

Net assets at the end of year                                 1,137         6,661         17,187         748
========================================================== ============ ============= ============== ===========

See accompanying notes to Separate Account financial statements.                                  (continued)

                               AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                      STATEMENT OF CHANGES IN NET ASSETS

                                         YEAR ENDED DECEMBER 31, 2007
                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                             Fidelity Variable Insurance Products - Initial Class
----------------------------------------------------------------------------------------------------------------
                     Net Changes                        Fidelity      Fidelity       Fidelity       Fidelity
                                                          Money                     Investment
                                                         Market       Overseas      Grade Bond   Asset Manager
------------------------------------------------------ ------------ -------------- ------------- ---------------
------------------------------------------------------ ------------ -------------- ------------- ---------------
Operations
   Investment income (loss) - net                            27             74            16              84
   Net realized gains (losses) on investments                --            458            (9)             49
   Net change in unrealized appreciation or
   depreciation of investments                               --            (67)           11              93

------------------------------------------------------ ------------ -------------- ------------- ---------------
------------------------------------------------------ ------------ -------------- ------------- ---------------
Net increase (decrease) in net assets resulting from         27            465            18             226
operations
------------------------------------------------------ ------------ -------------- ------------- ---------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                  22            121            26             100
     Investrac Advantage Variable Universal Life             28            131            32              41
     Survivor Variable Universal Life                        --              7             4              --
     WealthQuest III Variable Universal Life                 --             --            --              --

   Policy terminations, withdrawal payments and
   charges:
     Investrac Gold Variable Universal Life                  68           (237)          (17)           (118)
     Investrac Advantage Variable Universal Life           (230)           312           (54)            (72)
     Survivor Variable Universal Life                         5              8            66              --
     WealthQuest III Variable Universal Life                 --             --            --              --

------------------------------------------------------ ------------ -------------- ------------- ---------------
------------------------------------------------------ ------------ -------------- ------------- ---------------
Increase (decrease) in net assets from                     (107)           342            57             (49)
policy transactions
------------------------------------------------------ ------------ -------------- ------------- ---------------
------------------------------------------------------ ------------ -------------- ------------- ---------------

Increase (decrease) in net assets                           (80)           807            75             177

Net assets at the beginning of year                         739          2,820           485           1,568
------------------------------------------------------ ------------ -------------- ------------- ---------------
------------------------------------------------------ ------------ -------------- ------------- ---------------

Net assets at the end of year                               659          3,627           560           1,745
====================================================== ============ ============== ============= ===============

See accompanying notes to Separate Account financial statements.                                  (continued)

                               AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                      STATEMENT OF CHANGES IN NET ASSETS

                                         YEAR ENDED DECEMBER 31, 2007
                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                             Fidelity Variable Insurance Products - Initial Class
----------------------------------------------------------------------------------------------------------------
                       Net Changes                           Fidelity      Fidelity      Fidelity
                                                                                        Asset Mgr.
                                                            Index 500     Contrafund      Growth
---------------------------------------------------------- ------------- ------------- -------------- ----------
---------------------------------------------------------- ------------- ------------- -------------- ----------
Operations
   Investment income (loss) - net                                564           (26)            41
   Net realized gains (losses) on investments                    499         4,248             13
   Net change in unrealized appreciation or depreciation
   of investments                                               (106)       (1,982)           162

---------------------------------------------------------- ------------- ------------- -------------- ----------
---------------------------------------------------------- ------------- ------------- -------------- ----------
Net increase (decrease) in net assets resulting from             957         2,240            216
operations
---------------------------------------------------------- ------------- ------------- -------------- ----------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                    1,013           467             74
     Investrac Advantage Variable Universal Life               1,360           844             79
     Survivor Variable Universal Life                             78            68              2
     WealthQuest III Variable Universal Life                      --            --             --

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                   (1,659)         (737)          (141)
     Investrac Advantage Variable Universal Life              (1,637)       (1,108)          (123)
     Survivor Variable Universal Life                            (67)           38             --
     WealthQuest III Variable Universal Life                      --            --             --

---------------------------------------------------------- ------------- ------------- -------------- ----------
---------------------------------------------------------- ------------- ------------- -------------- ----------
Increase (decrease) in net assets from                          (912)         (428)          (109)
policy transactions
---------------------------------------------------------- ------------- ------------- -------------- ----------
---------------------------------------------------------- ------------- ------------- -------------- ----------

Increase (decrease) in net assets                                 45         1,812            107

Net assets at the beginning of year                           22,277        13,866          1,270
---------------------------------------------------------- ------------- ------------- -------------- ----------
---------------------------------------------------------- ------------- ------------- -------------- ----------

Net assets at the end of year                                 22,322        15,678          1,377
========================================================== ============= ============= ============== ==========

See accompanying notes to Separate Account financial statements.                                  (continued)

                               AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                      STATEMENT OF CHANGES IN NET ASSETS

                                         YEAR ENDED DECEMBER 31, 2007
                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                             Fidelity Variable Insurance Products - Initial Class
----------------------------------------------------------------------------------------------------------------
                       Net Changes                           Fidelity      Fidelity      Fidelity
                                                             Balanced    Growth Opp.     Mid Cap
---------------------------------------------------------- ------------- ------------- ------------- -----------
---------------------------------------------------------- ------------- ------------- ------------- -----------
Operations
   Investment income (loss) - net                                 16           (31)          (51)
   Net realized gains (losses) on investments                     34            49         2,904
   Net change in unrealized appreciation or depreciation
   of investments                                                  5           459          (459)

---------------------------------------------------------- ------------- ------------- ------------- -----------
---------------------------------------------------------- ------------- ------------- ------------- -----------
Net increase (decrease) in net assets resulting from              55           477         2,394
operations
---------------------------------------------------------- ------------- ------------- ------------- -----------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                       10             8           235
     Investrac Advantage Variable Universal Life                  76           232         1,210
     Survivor Variable Universal Life                             10            13            80
     WealthQuest III Variable Universal Life                      --            --            --

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                        2            41          (667)
     Investrac Advantage Variable Universal Life                 (29)          (60)       (2,350)
     Survivor Variable Universal Life                             (1)            2          (129)
     WealthQuest III Variable Universal Life                      --            --            --

---------------------------------------------------------- ------------- ------------- ------------- -----------
---------------------------------------------------------- ------------- ------------- ------------- -----------
Increase (decrease) in net assets from                            68           236        (1,621)
policy transactions
---------------------------------------------------------- ------------- ------------- ------------- -----------
---------------------------------------------------------- ------------- ------------- ------------- -----------

Increase (decrease) in net assets                                123           713           773

Net assets at the beginning of year                              718         2,174        17,439
---------------------------------------------------------- ------------- ------------- ------------- -----------
---------------------------------------------------------- ------------- ------------- ------------- -----------

Net assets at the end of year                                    841         2,887        18,212
========================================================== ============= ============= ============= ===========

See accompanying notes to Separate Account financial statements.                                  (continued)

                               AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                      STATEMENT OF CHANGES IN NET ASSETS

                                         YEAR ENDED DECEMBER 31, 2007
                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Service Class II
----------------------------------------------------------------------------------------------------------------
                      Net Changes                           Fidelity      Fidelity      Fidelity     Fidelity
                                                           Aggressive      Equity
                                                             Growth        Income      Contrafund    Index 500
--------------------------------------------------------- -------------- ------------ ------------- ------------
--------------------------------------------------------- -------------- ------------ ------------- ------------
Operations
   Investment income (loss) - net                                 (8)           3             7          129
   Net realized gains (losses) on investments                    144           24         1,874          108
   Net change in unrealized appreciation or
   depreciation of investments                                    27          (30)         (985)         (31)

--------------------------------------------------------- -------------- ------------ ------------- ------------
--------------------------------------------------------- -------------- ------------ ------------- ------------
Net increase (decrease) in net assets resulting from             163           (3)          896          206
operations
--------------------------------------------------------- -------------- ------------ ------------- ------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                       --           --            --           --
     Investrac Advantage Variable Universal Life                  --           --            --           --
     Survivor Variable Universal Life                             --           --            --           --
     WealthQuest III Variable Universal Life                     300          145         1,819        1,431

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                       --           --            --           --
     Investrac Advantage Variable Universal Life                  --           --            --           --
     Survivor Variable Universal Life                             --           --            --           --
     WealthQuest III Variable Universal Life                    (164)         (11)         (801)        (780)

--------------------------------------------------------- -------------- ------------ ------------- ------------
--------------------------------------------------------- -------------- ------------ ------------- ------------
Increase (decrease) in net assets from                           136          134         1,018          651
policy transactions
--------------------------------------------------------- -------------- ------------ ------------- ------------
--------------------------------------------------------- -------------- ------------ ------------- ------------

Increase (decrease) in net assets                                299          131         1,914          857

Net assets at the beginning of year                              929          128         5,001        4,625
--------------------------------------------------------- -------------- ------------ ------------- ------------
--------------------------------------------------------- -------------- ------------ ------------- ------------

Net assets at the end of year                                  1,228          259         6,915        5,482
========================================================= ============== ============ ============= ============

See accompanying notes to Separate Account financial statements.                                  (continued)

                               AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                      STATEMENT OF CHANGES IN NET ASSETS

                                         YEAR ENDED DECEMBER 31, 2007
                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Service Class II
----------------------------------------------------------------------------------------------------------------
                       Net Changes                            Fidelity      Fidelity      Fidelity
                                                             Investment     Growth &       Growth
                                                             Grade Bond      Income         Opp.
----------------------------------------------------------- ------------- ------------- ------------- ----------
----------------------------------------------------------- ------------- ------------- ------------- ----------
Operations
   Investment income (loss) - net                                   2             1           (5)
   Net realized gains (losses) on investments                      --             5            36
   Net change in unrealized appreciation or depreciation
   of investments                                                   1             7           115

----------------------------------------------------------- ------------- ------------- ------------- ----------
----------------------------------------------------------- ------------- ------------- ------------- ----------
Net increase (decrease) in net assets resulting from                3            13           146
operations
----------------------------------------------------------- ------------- ------------- ------------- ----------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                        --            --            --
     Investrac Advantage Variable Universal Life                   --            --            --
     Survivor Variable Universal Life                              --            --            --
     WealthQuest III Variable Universal Life                       26            81           212

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                        --            --            --
     Investrac Advantage Variable Universal Life                   --            --            --
     Survivor Variable Universal Life                              --            --            --
     WealthQuest III Variable Universal Life                       (7)           (6)          (98)

----------------------------------------------------------- ------------- ------------- ------------- ----------
----------------------------------------------------------- ------------- ------------- ------------- ----------
Increase (decrease) in net assets from                             19            75           114
policy transactions
----------------------------------------------------------- ------------- ------------- ------------- ----------
----------------------------------------------------------- ------------- ------------- ------------- ----------

Increase (decrease) in net assets                                  22            88           260

Net assets at the beginning of year                                49            99           627
----------------------------------------------------------- ------------- ------------- ------------- ----------
----------------------------------------------------------- ------------- ------------- ------------- ----------

Net assets at the end of year                                      71           187           887
=========================================================== ============= ============= ============= ==========

See accompanying notes to Separate Account financial statements.                                  (continued)

                               AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                      STATEMENT OF CHANGES IN NET ASSETS

                                         YEAR ENDED DECEMBER 31, 2007
                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Service Class II
----------------------------------------------------------------------------------------------------------------
                       Net Changes                           Fidelity      Fidelity      Fidelity    Fidelity
                                                                                          Value      Value
                                                              Mid Cap       Value       Strategies    Leaders
---------------------------------------------------------- ------------- ------------- ------------- -----------
---------------------------------------------------------- ------------- ------------- ------------- -----------
Operations
   Investment income (loss) - net                                (22)           (1)           (1)         --
   Net realized gains (losses) on investments                  1,150             8             5          10
   Net change in unrealized appreciation or depreciation
   of investments                                                233            (8)          (26)         (9)

---------------------------------------------------------- ------------- ------------- ------------- -----------
---------------------------------------------------------- ------------- ------------- ------------- -----------
Net increase (decrease) in net assets resulting from           1,361            (1)          (22)          1
operations
---------------------------------------------------------- ------------- ------------- ------------- -----------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                       --            --            --          --
     Investrac Advantage Variable Universal Life                  --            --            --          --
     Survivor Variable Universal Life                             --            --            --          --
     WealthQuest III Variable Universal Life                   3,433            31           155          45

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                       --            --            --          --
     Investrac Advantage Variable Universal Life                  --            --            --          --
     Survivor Variable Universal Life                             --            --            --          --
     WealthQuest III Variable Universal Life                  (1,534)          (13)          321         (13)

---------------------------------------------------------- ------------- ------------- ------------- -----------
---------------------------------------------------------- ------------- ------------- ------------- -----------
Increase (decrease) in net assets from                         1,899            18           476          32
policy transactions
---------------------------------------------------------- ------------- ------------- ------------- -----------
---------------------------------------------------------- ------------- ------------- ------------- -----------

Increase (decrease) in net assets                              3,260            17           454          33

Net assets at the beginning of year                            8,911            65            33          66
---------------------------------------------------------- ------------- ------------- ------------- -----------
---------------------------------------------------------- ------------- ------------- ------------- -----------

Net assets at the end of year                                 12,171            82           487          99
========================================================== ============= ============= ============= ===========

See accompanying notes to Separate Account financial statements.                                  (continued)

                               AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                      STATEMENT OF CHANGES IN NET ASSETS

                                         YEAR ENDED DECEMBER 31, 2007
                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                                         AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------
                       Net Changes                         AIM Dynamics      AIM           AIM       AIM Small
                                                                            Global                    Company
                                                                         Health Care    Technology     Growth
---------------------------------------------------------- ------------- ------------- ------------- -----------
---------------------------------------------------------- ------------- ------------- ------------- -----------
Operations
   Investment income (loss) - net                                 (1)           (3)           (2)         --
   Net realized gains (losses) on investments                     10            19             7          36
   Net change in unrealized appreciation or depreciation
   of investments                                                  4            22            12         (25)

---------------------------------------------------------- ------------- ------------- ------------- -----------
---------------------------------------------------------- ------------- ------------- ------------- -----------
Net increase (decrease) in net assets resulting from              13            38            17          11
operations
---------------------------------------------------------- ------------- ------------- ------------- -----------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                       --            --            --          --
     Investrac Advantage Variable Universal Life                  --            --            --          --
     Survivor Variable Universal Life                             --            --            --          --
     WealthQuest III Variable Universal Life                      26            97            71          17

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                       --            --            --          --
     Investrac Advantage Variable Universal Life                  --            --            --          --
     Survivor Variable Universal Life                             --            --            --          --
     WealthQuest III Variable Universal Life                       2           (81)          (32)       (169)

---------------------------------------------------------- ------------- ------------- ------------- -----------
---------------------------------------------------------- ------------- ------------- ------------- -----------
Increase (decrease) in net assets from                            28            16            39        (152)
policy transactions
---------------------------------------------------------- ------------- ------------- ------------- -----------
---------------------------------------------------------- ------------- ------------- ------------- -----------

Increase (decrease) in net assets                                 41            54            56        (141)

Net assets at the beginning of year                              114           337           262         141
---------------------------------------------------------- ------------- ------------- ------------- -----------
---------------------------------------------------------- ------------- ------------- ------------- -----------

Net assets at the end of year                                    155           391           318          --
========================================================== ============= ============= ============= ===========

See accompanying notes to Separate Account financial statements.                                  (continued)

                               AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                      STATEMENT OF CHANGES IN NET ASSETS

                                         YEAR ENDED DECEMBER 31, 2007
                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                                         AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------
                       Net Changes                         AIM Global        AIM           AIM          AIM
                                                                                         Financial   Small Cap
                                                           Real Estate    Utilities      Services      Equity
---------------------------------------------------------- ------------ -------------- ------------- -----------
---------------------------------------------------------- ------------ -------------- ------------- -----------
Operations
   Investment income (loss) - net                               100             27             1          (1)
   Net realized gains (losses) on investments                   554            175            10           5
   Net change in unrealized appreciation or depreciation
   of investments                                              (839)            81           (38)         (6)

---------------------------------------------------------- ------------ -------------- ------------- -----------
---------------------------------------------------------- ------------ -------------- ------------- -----------
Net increase (decrease) in net assets resulting from           (185)           283           (27)         (2)
operations
---------------------------------------------------------- ------------ -------------- ------------- -----------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                      --             --            --          --
     Investrac Advantage Variable Universal Life                 --             --            --          --
     Survivor Variable Universal Life                            --             --            --          --
     WealthQuest III Variable Universal Life                    824            503            34         211

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                      --             --            --          --
     Investrac Advantage Variable Universal Life                 --             --            --          --
     Survivor Variable Universal Life                            --             --            --          --
     WealthQuest III Variable Universal Life                   (675)           156           (17)        (22)

---------------------------------------------------------- ------------ -------------- ------------- -----------
---------------------------------------------------------- ------------ -------------- ------------- -----------
Increase (decrease) in net assets from                          149            659            17         189
policy transactions
---------------------------------------------------------- ------------ -------------- ------------- -----------
---------------------------------------------------------- ------------ -------------- ------------- -----------

Increase (decrease) in net assets                               (36)           942           (10)        187

Net assets at the beginning of year                           1,901          1,208           103          --
---------------------------------------------------------- ------------ -------------- ------------- -----------
---------------------------------------------------------- ------------ -------------- ------------- -----------

Net assets at the end of year                                 1,865          2,150            93         187
========================================================== ============ ============== ============= ===========

See accompanying notes to Separate Account financial statements.                                  (continued)

                               AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                      STATEMENT OF CHANGES IN NET ASSETS

                                         YEAR ENDED DECEMBER 31, 2007
                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                              MFS Variable Insurance Trust - Initial Class Shares
----------------------------------------------------------------------------------------------------------------
                       Net Changes                         MFS Growth     MFS Core    MFS Research   MFS
                                                                                                     Investors
                                                                           Equity                      Trust
---------------------------------------------------------- ------------ ------------- -------------- -----------
---------------------------------------------------------- ------------ ------------- -------------- -----------
Operations
   Investment income (loss) - net                                (3)           --             --          --
   Net realized gains (losses) on investments                    15             6             --          10
   Net change in unrealized appreciation or depreciation
   of investments                                                55            10              4           6

---------------------------------------------------------- ------------ ------------- -------------- -----------
---------------------------------------------------------- ------------ ------------- -------------- -----------
Net increase (decrease) in net assets resulting from             67            16              4          16
operations
---------------------------------------------------------- ------------ ------------- -------------- -----------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                      --            --             --          --
     Investrac Advantage Variable Universal Life                 --            --             --          --
     Survivor Variable Universal Life                            --            --             --          --
     WealthQuest III Variable Universal Life                     78            24             11          27

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                      --            --             --          --
     Investrac Advantage Variable Universal Life                 --            --             --          --
     Survivor Variable Universal Life                            --            --             --          --
     WealthQuest III Variable Universal Life                    (50)           (6)            --         (18)

---------------------------------------------------------- ------------ ------------- -------------- -----------
---------------------------------------------------------- ------------ ------------- -------------- -----------
Increase (decrease) in net assets from                           28            18             11           9
policy transactions
---------------------------------------------------------- ------------ ------------- -------------- -----------
---------------------------------------------------------- ------------ ------------- -------------- -----------

Increase (decrease) in net assets                                95            34             15          25

Net assets at the beginning of year                             320           143             36         176
---------------------------------------------------------- ------------ ------------- -------------- -----------
---------------------------------------------------------- ------------ ------------- -------------- -----------

Net assets at the end of year                                   415           177             51         201
========================================================== ============ ============= ============== ===========

See accompanying notes to Separate Account financial statements.                                  (continued)

                               AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                      STATEMENT OF CHANGES IN NET ASSETS

                                         YEAR ENDED DECEMBER 31, 2007
                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                                                 T. Rowe Price
----------------------------------------------------------------------------------------------------------------
                      Net Changes                           T. Rowe       T. Rowe       T. Rowe       T. Rowe
                                                             Price         Price                       Price
                                                            Equity     International   Price Ltd      Mid-Cap
                                                            Income         Stock       Term Bond      Growth
--------------------------------------------------------- ------------ -------------- ------------- ------------
--------------------------------------------------------- ------------ -------------- ------------- ------------
Operations
   Investment income (loss) - net                               72             21            17          (51)
   Net realized gains (losses) on investments                  677            532            (4)         860
   Net change in unrealized appreciation or
   depreciation of investments                                (616)          (259)            8           32

--------------------------------------------------------- ------------ -------------- ------------- ------------
--------------------------------------------------------- ------------ -------------- ------------- ------------
Net increase (decrease) in net assets resulting from           133            294            21          841
operations
--------------------------------------------------------- ------------ -------------- ------------- ------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                     55             25            --           29
     Investrac Advantage Variable Universal Life               219             96            --          326
     Survivor Variable Universal Life                           18             28            --           34
     WealthQuest III Variable Universal Life                 1,553            623            90          227

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                    (80)            32            --           68
     Investrac Advantage Variable Universal Life               (14)           164            --         (319)
     Survivor Variable Universal Life                          (77)           (46)           --           (6)
     WealthQuest III Variable Universal Life                  (344)            33           (90)        (179)

--------------------------------------------------------- ------------ -------------- ------------- ------------
--------------------------------------------------------- ------------ -------------- ------------- ------------
Increase (decrease) in net assets from                       1,330            955            --          180
policy transactions
--------------------------------------------------------- ------------ -------------- ------------- ------------
--------------------------------------------------------- ------------ -------------- ------------- ------------

Increase (decrease) in net assets                            1,463          1,249            21        1,021

Net assets at the beginning of year                          6,937          2,230           448        5,151
--------------------------------------------------------- ------------ -------------- ------------- ------------
--------------------------------------------------------- ------------ -------------- ------------- ------------

Net assets at the end of year                                8,400          3,479           469        6,172
========================================================= ============ ============== ============= ============

See accompanying notes to Separate Account financial statements.                                  (continued)

                               AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                      STATEMENT OF CHANGES IN NET ASSETS

                                         YEAR ENDED DECEMBER 31, 2007
                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                                  American National Investment Accounts, Inc.
----------------------------------------------------------------------------------------------------------------
                      Net Changes                          AN Growth     AN Equity    AN Balanced    AN Money
                                                                           Income                     Market
--------------------------------------------------------- ------------- ------------- ------------- ------------
--------------------------------------------------------- ------------- ------------- ------------- ------------
Operations
   Investment income (loss) - net                                38           152            50           52
   Net realized gains (losses) on investments                   236           278            47           --
   Net change in unrealized appreciation or
   depreciation of investments                                  205          (454)           28           --

--------------------------------------------------------- ------------- ------------- ------------- ------------
--------------------------------------------------------- ------------- ------------- ------------- ------------
Net increase (decrease) in net assets resulting from            479          (24)           125           52
operations
--------------------------------------------------------- ------------- ------------- ------------- ------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                     650           302           110           42
     Investrac Advantage Variable Universal Life                676           291           149           12
     Survivor Variable Universal Life                             2             6             3            4
     WealthQuest III Variable Universal Life                    167           452           247        1,454

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                    (926)         (615)         (150)         (13)
     Investrac Advantage Variable Universal Life               (950)         (370)         (108)         105
     Survivor Variable Universal Life                            --           (11)           (1)          34
     WealthQuest III Variable Universal Life                   (127)         (233)         (179)      (1,238)

--------------------------------------------------------- ------------- ------------- ------------- ------------
--------------------------------------------------------- ------------- ------------- ------------- ------------
Increase (decrease) in net assets from                         (508)         (178)           71          400
policy transactions
--------------------------------------------------------- ------------- ------------- ------------- ------------
--------------------------------------------------------- ------------- ------------- ------------- ------------

Increase (decrease) in net assets                               (29)         (202)          196          452

Net assets at the beginning of year                          11,154         7,817         3,323        1,109
--------------------------------------------------------- ------------- ------------- ------------- ------------
--------------------------------------------------------- ------------- ------------- ------------- ------------

Net assets at the end of year                                11,125         7,615         3,519        1,561
========================================================= ============= ============= ============= ============

See accompanying notes to Separate Account financial statements.                                  (continued)

                               AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                      STATEMENT OF CHANGES IN NET ASSETS

                                         YEAR ENDED DECEMBER 31, 2007
                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                                  American National Investment Accounts, Inc.
----------------------------------------------------------------------------------------------------------------
                      Net Changes                              AN         AN High        AN            AN
                                                           Government                Small-Cap/   International
                                                              Bond      Yield Bond     Mid-Cap        Stock
--------------------------------------------------------- ------------- ------------ ------------ --------------
--------------------------------------------------------- ------------- ------------ ------------ --------------
Operations
   Investment income (loss) - net                                28           15          (23)             1
   Net realized gains (losses) on investments                    (5)          (1)         145             13
   Net change in unrealized appreciation or
   depreciation of investments                                   28          (12)         364             (1)

--------------------------------------------------------- ------------- ------------ ------------ --------------
--------------------------------------------------------- ------------- ------------ ------------ --------------
Net increase (decrease) in net assets resulting from             51            2          486             13
operations
--------------------------------------------------------- ------------- ------------ ------------ --------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                      19            2           22              1
     Investrac Advantage Variable Universal Life                 27            6          119             10
     Survivor Variable Universal Life                             4           --            4             --
     WealthQuest III Variable Universal Life                    119           39           73             30

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                     (16)          (4)        (146)            (2)
     Investrac Advantage Variable Universal Life                (33)          (3)        (265)           (26)
     Survivor Variable Universal Life                            67           --          (18)            --
     WealthQuest III Variable Universal Life                   (118)         (23)         (91)           (10)

--------------------------------------------------------- ------------- ------------ ------------ --------------
--------------------------------------------------------- ------------- ------------ ------------ --------------
Increase (decrease) in net assets from                           69           17         (302)             3
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ --------------
--------------------------------------------------------- ------------- ------------ ------------ --------------

Increase (decrease) in net assets                               120           19          184             16

Net assets at the beginning of year                             742          243        2,142            154
--------------------------------------------------------- ------------- ------------ ------------ --------------
--------------------------------------------------------- ------------- ------------ ------------ --------------

Net assets at the end of year                                   862          262        2,326            170
========================================================= ============= ============ ============ ==============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                      STATEMENT OF CHANGES IN NET ASSETS

                                         YEAR ENDED DECEMBER 31, 2006
                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                                   The Alger American Fund - Class O Shares
----------------------------------------------------------------------------------------------------------------
                      Net Changes                           Alger      Alger Growth  Alger Income
                                                          Small Cap                    & Growth
-------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------- ------------- ------------- -------------- ------------
Operations
   Investment income (loss) - net                               (5)           (6)             3
   Net realized gains (losses) on investments                   23            39             12
   Net change in unrealized appreciation or
   depreciation of investments                                 108            16             28

-------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------- ------------- ------------- -------------- ------------
Net increase (decrease) in net assets resulting from           126            49             43
operations
-------------------------------------------------------- ------------- ------------- -------------- ------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                     --            --             --
     Investrac Advantage Variable Universal Life                --            --             --
     Survivor Variable Universal Life                           --            --             --
     WealthQuest III Variable Universal Life                   374           353            188

   Policy terminations, withdrawal payments and
   charges:
     Investrac Gold Variable Universal Life                     --            --             --
     Investrac Advantage Variable Universal Life                --            --             --
     Survivor Variable Universal Life                           --            --             --
     WealthQuest III Variable Universal Life                   115          (199)          (103)

-------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------- ------------- ------------- -------------- ------------
Increase (decrease) in net assets from                         489           154             85
policy transactions
-------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------- ------------- ------------- -------------- ------------

Increase (decrease) in net assets                              615           203            128

Net assets at the beginning of year                            428           937            401
-------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------- ------------- ------------- -------------- ------------

Net assets at the end of year                                1,043         1,140            529
======================================================== ============= ============= ============== ============

See accompanying notes to Separate Account financial statements.                                  (continued)

                               AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                      STATEMENT OF CHANGES IN NET ASSETS

                                         YEAR ENDED DECEMBER 31, 2006
                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                                   The Alger American Fund - Class O Shares
----------------------------------------------------------------------------------------------------------------
                      Net Changes                           Alger     Alger MidCap   Alger Capital
                                                          Balanced       Growth      Appreciation
-------------------------------------------------------- ------------ -------------- ------------- -------------
-------------------------------------------------------- ------------ -------------- ------------- -------------
Operations
   Investment income (loss) - net                               6             (9)           (5)
   Net realized gains (losses) on investments                  45            231            11
   Net change in unrealized appreciation or
   depreciation of investments                                (16)           (97)          132

-------------------------------------------------------- ------------ -------------- ------------- -------------
-------------------------------------------------------- ------------ -------------- ------------- -------------
Net increase (decrease) in net assets resulting from           35            125           138
operations
-------------------------------------------------------- ------------ -------------- ------------- -------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                    --             --            --
     Investrac Advantage Variable Universal Life               --             --            --
     Survivor Variable Universal Life                          --             --            --
     WealthQuest III Variable Universal Life                  282            480           252

   Policy terminations, withdrawal payments and
   charges:
     Investrac Gold Variable Universal Life                    --             --            --
     Investrac Advantage Variable Universal Life               --             --            --
     Survivor Variable Universal Life                          --             --            --
     WealthQuest III Variable Universal Life                 (101)          (288)          (40)

-------------------------------------------------------- ------------ -------------- ------------- -------------
-------------------------------------------------------- ------------ -------------- ------------- -------------
Increase (decrease) in net assets from                        181            192           212
policy transactions
-------------------------------------------------------- ------------ -------------- ------------- -------------
-------------------------------------------------------- ------------ -------------- ------------- -------------

Increase (decrease) in net assets                             216            317           350

Net assets at the beginning of year                           688          1,125           632
-------------------------------------------------------- ------------ -------------- ------------- -------------
-------------------------------------------------------- ------------ -------------- ------------- -------------

Net assets at the end of year                                 904          1,442           982
======================================================== ============ ============== ============= =============

See accompanying notes to Separate Account financial statements.                                  (continued)

                               AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                      STATEMENT OF CHANGES IN NET ASSETS

                                         YEAR ENDED DECEMBER 31, 2006
                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                                     Federated Insurance Series - Class II
----------------------------------------------------------------------------------------------------------------
                     Net Changes                         Federated     Federated     Federated      Federated
                                                                                    High Income
                                                          Capital      U.S. Gov't      Bond -        Growth
                                                          Income       Securities    Prim. Sh.     Strategies
------------------------------------------------------ -------------- ------------- ------------- --------------
------------------------------------------------------ -------------- ------------- ------------- --------------
Operations
   Investment income (loss) - net                               2            --            12             (1)
   Net realized gains (losses) on investments                   1            --             1             17
   Net change in unrealized appreciation or                                  --
   depreciation of investments                                  4                           4            (1)

------------------------------------------------------ -------------- ------------- ------------- --------------
------------------------------------------------------ -------------- ------------- ------------- --------------
Net increase (decrease) in net assets resulting from            7            --            17             15
operations
------------------------------------------------------ -------------- ------------- ------------- --------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                    --            --            --             --
     Investrac Advantage Variable Universal Life               --            --            --             --
     Survivor Variable Universal Life                          --            --            --             --
     WealthQuest III Variable Universal Life                   10             7            32             74

   Policy terminations, withdrawal payments and
   charges:
     Investrac Gold Variable Universal Life                    --            --            --             --
     Investrac Advantage Variable Universal Life               --            --            --             --
     Survivor Variable Universal Life                          --            --            --             --
     WealthQuest III Variable Universal Life                   --             5            (5)           (64)

------------------------------------------------------ -------------- ------------- ------------- --------------
------------------------------------------------------ -------------- ------------- ------------- --------------
Increase (decrease) in net assets from                         10            12            27             10
policy transactions
------------------------------------------------------ -------------- ------------- ------------- --------------
------------------------------------------------------ -------------- ------------- ------------- --------------

Increase (decrease) in net assets                              17            12            44             25

Net assets at the beginning of year                            33            --           142            178
------------------------------------------------------ -------------- ------------- ------------- --------------
------------------------------------------------------ -------------- ------------- ------------- --------------

Net assets at the end of year                                  50            12           186            203
====================================================== ============== ============= ============= ==============

See accompanying notes to Separate Account financial statements.                                  (continued)

                               AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                      STATEMENT OF CHANGES IN NET ASSETS

                                         YEAR ENDED DECEMBER 31, 2006
                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                                     Federated Insurance Series - Class II
----------------------------------------------------------------------------------------------------------------
                       Net Changes                          Federated     Federated     Federated
                                                                           Quality
                                                              Equity        Bond -       Kaufmann
                                                              Income      Prim. Sh.     -Prim. Sh.
---------------------------------------------------------- ------------- ------------- ------------- -----------
---------------------------------------------------------- ------------- ------------- ------------- -----------
Operations
   Investment income (loss) - net                                  2            --            --
   Net realized gains (losses) on investments                      3            --            --
   Net change in unrealized appreciation or depreciation
   of investments                                                 26            --             2

---------------------------------------------------------- ------------- ------------- ------------- -----------
---------------------------------------------------------- ------------- ------------- ------------- -----------
Net increase (decrease) in net assets resulting from              31            --             2
operations
---------------------------------------------------------- ------------- ------------- ------------- -----------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                       --            --            --
     Investrac Advantage Variable Universal Life                  --            --            --
     Survivor Variable Universal Life                             --            --            --
     WealthQuest III Variable Universal Life                      38             3            19

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                       --            --            --
     Investrac Advantage Variable Universal Life                  --            --            --
     Survivor Variable Universal Life                             --            --            --
     WealthQuest III Variable Universal Life                     (16)            3            28

---------------------------------------------------------- ------------- ------------- ------------- -----------
---------------------------------------------------------- ------------- ------------- ------------- -----------
Increase (decrease) in net assets from                            22             6            47
policy transactions
---------------------------------------------------------- ------------- ------------- ------------- -----------
---------------------------------------------------------- ------------- ------------- ------------- -----------

Increase (decrease) in net assets                                 53             6            49

Net assets at the beginning of year                              128             2            --
---------------------------------------------------------- ------------- ------------- ------------- -----------
---------------------------------------------------------- ------------- ------------- ------------- -----------

Net assets at the end of year                                    181             8            49
========================================================== ============= ============= ============= ===========

See accompanying notes to Separate Account financial statements.                                  (continued)

                               AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                      STATEMENT OF CHANGES IN NET ASSETS

                                         YEAR ENDED DECEMBER 31, 2006
                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                             Fidelity Variable Insurance Products - Initial Class
----------------------------------------------------------------------------------------------------------------
                       Net Changes                          Fidelity      Fidelity      Fidelity     Fidelity
                                                            Growth &       Equity                    High
                                                             Income        Income        Growth        Income
---------------------------------------------------------- ------------ ------------- -------------- -----------
---------------------------------------------------------- ------------ ------------- -------------- -----------
Operations
   Investment income (loss) - net                                (3)          136          (102)          49
   Net realized gains (losses) on investments                    43           775          (187)         (5)
   Net change in unrealized appreciation or depreciation
   of investments                                                70           116          1,080          27

---------------------------------------------------------- ------------ ------------- -------------- -----------
---------------------------------------------------------- ------------ ------------- -------------- -----------
Net increase (decrease) in net assets resulting from            110         1,027            791          71
operations
---------------------------------------------------------- ------------ ------------- -------------- -----------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                       8           386            805          45
     Investrac Advantage Variable Universal Life                124           234          1,193          26
     Survivor Variable Universal Life                            --            13              7          --
     WealthQuest III Variable Universal Life                     --            --             --          --

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                     (55)         (558)        (1,266)        (65)
     Investrac Advantage Variable Universal Life               (148)          (46)        (1,448)        (19)
     Survivor Variable Universal Life                            --            (3)            (9)         --
     WealthQuest III Variable Universal Life                     --            --             --          --

---------------------------------------------------------- ------------ ------------- -------------- -----------
---------------------------------------------------------- ------------ ------------- -------------- -----------
Increase (decrease) in net assets from                          (71)           26           (718)        (13)
policy transactions
---------------------------------------------------------- ------------ ------------- -------------- -----------
---------------------------------------------------------- ------------ ------------- -------------- -----------

Increase (decrease) in net assets                                39         1,053             73          58

Net assets at the beginning of year                             968         5,498         14,340         704
---------------------------------------------------------- ------------ ------------- -------------- -----------
---------------------------------------------------------- ------------ ------------- -------------- -----------

Net assets at the end of year                                 1,007         6,551         14,413         762
========================================================== ============ ============= ============== ===========

See accompanying notes to Separate Account financial statements.                                  (continued)

                               AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                      STATEMENT OF CHANGES IN NET ASSETS

                                         YEAR ENDED DECEMBER 31, 2006
                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                             Fidelity Variable Insurance Products - Initial Class
----------------------------------------------------------------------------------------------------------------
                     Net Changes                        Fidelity      Fidelity       Fidelity       Fidelity
                                                          Money                     Investment
                                                         Market       Overseas      Grade Bond   Asset Manager
------------------------------------------------------ ------------ -------------- ------------- ---------------
------------------------------------------------------ ------------ -------------- ------------- ---------------
Operations
   Investment income (loss) - net                            27             (6)           16              26
   Net realized gains (losses) on investments                --            145           (11)            (10)
   Net change in unrealized appreciation or
   depreciation of investments                               --            268            12              78

------------------------------------------------------ ------------ -------------- ------------- ---------------
------------------------------------------------------ ------------ -------------- ------------- ---------------
Net increase (decrease) in net assets resulting from         27            407            17              94
operations
------------------------------------------------------ ------------ -------------- ------------- ---------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                  18            117            30             109
     Investrac Advantage Variable Universal Life             36            118            36              45
     Survivor Variable Universal Life                        --              1            --              --
     WealthQuest III Variable Universal Life                 --             --            --              --

   Policy terminations, withdrawal payments and
   charges:
     Investrac Gold Variable Universal Life                 (17)          (193)          (24)           (207)
     Investrac Advantage Variable Universal Life             62             (5)         (110)           (109)
     Survivor Variable Universal Life                        --             (4)           (1)             --
     WealthQuest III Variable Universal Life                 --             --            --              --

------------------------------------------------------ ------------ -------------- ------------- ---------------
------------------------------------------------------ ------------ -------------- ------------- ---------------
Increase (decrease) in net assets from                       99             34           (69)           (162)
policy transactions
------------------------------------------------------ ------------ -------------- ------------- ---------------
------------------------------------------------------ ------------ -------------- ------------- ---------------

Increase (decrease) in net assets                           126            441           (52)            (68)

Net assets at the beginning of year                         613          2,379           537           1,636
------------------------------------------------------ ------------ -------------- ------------- ---------------
------------------------------------------------------ ------------ -------------- ------------- ---------------

Net assets at the end of year                               739          2,820           485           1,568
====================================================== ============ ============== ============= ===============

See accompanying notes to Separate Account financial statements.                                  (continued)

                               AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                      STATEMENT OF CHANGES IN NET ASSETS

                                         YEAR ENDED DECEMBER 31, 2006
                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                             Fidelity Variable Insurance Products - Initial Class
----------------------------------------------------------------------------------------------------------------
                       Net Changes                           Fidelity      Fidelity      Fidelity
                                                                                        Asset Mgr.
                                                            Index 500     Contrafund      Growth
---------------------------------------------------------- ------------- ------------- -------------- ----------
---------------------------------------------------------- ------------- ------------- -------------- ----------
Operations
   Investment income (loss) - net                                121            23             14
   Net realized gains (losses) on investments                    203         1,490            (5)
   Net change in unrealized appreciation or depreciation
   of investments                                              2,501         (196)             68

---------------------------------------------------------- ------------- ------------- -------------- ----------
---------------------------------------------------------- ------------- ------------- -------------- ----------
Net increase (decrease) in net assets resulting from           2,825         1,317             77
operations
---------------------------------------------------------- ------------- ------------- -------------- ----------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                    1,140           508             78
     Investrac Advantage Variable Universal Life               1,489           942             95
     Survivor Variable Universal Life                             67            70              1
     WealthQuest III Variable Universal Life                      --            --             --

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                   (1,636)         (631)           (98)
     Investrac Advantage Variable Universal Life              (1,610)         (752)          (312)
     Survivor Variable Universal Life                             42           (58)            --
     WealthQuest III Variable Universal Life                      --            --             --

---------------------------------------------------------- ------------- ------------- -------------- ----------
---------------------------------------------------------- ------------- ------------- -------------- ----------
Increase (decrease) in net assets from                          (508)           79           (236)
policy transactions
---------------------------------------------------------- ------------- ------------- -------------- ----------
---------------------------------------------------------- ------------- ------------- -------------- ----------

Increase (decrease) in net assets                              2,317         1,396           (159)

Net assets at the beginning of year                           19,960        12,470          1,429
---------------------------------------------------------- ------------- ------------- -------------- ----------
---------------------------------------------------------- ------------- ------------- -------------- ----------

Net assets at the end of year                                 22,277        13,866          1,270
========================================================== ============= ============= ============== ==========

See accompanying notes to Separate Account financial statements.                                  (continued)

                               AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                      STATEMENT OF CHANGES IN NET ASSETS

                                         YEAR ENDED DECEMBER 31, 2006
                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                             Fidelity Variable Insurance Products - Initial Class
----------------------------------------------------------------------------------------------------------------
                       Net Changes                          Fidelity      Fidelity       Fidelity
                                                                           Growth
                                                            Balanced    Opportunities    Mid Cap
---------------------------------------------------------- ------------ -------------- ------------- -----------
---------------------------------------------------------- ------------ -------------- ------------- -----------
Operations
   Investment income (loss) - net                                 5            (10)         (142)
   Net realized gains (losses) on investments                    28             (9)        2,888
   Net change in unrealized appreciation or depreciation
   of investments                                                36            100          (901)

---------------------------------------------------------- ------------ -------------- ------------- -----------
---------------------------------------------------------- ------------ -------------- ------------- -----------
Net increase (decrease) in net assets resulting from             69             81         1,845
operations
---------------------------------------------------------- ------------ -------------- ------------- -----------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                      13              7           270
     Investrac Advantage Variable Universal Life                 81            252         1,336
     Survivor Variable Universal Life                             8              3            88
     WealthQuest III Variable Universal Life                     --             --            --

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                      (5)           (20)         (532)
     Investrac Advantage Variable Universal Life                (71)          (353)       (1,566)
     Survivor Variable Universal Life                            (1)            (9)         (146)
     WealthQuest III Variable Universal Life                     --             --            --

---------------------------------------------------------- ------------ -------------- ------------- -----------
---------------------------------------------------------- ------------ -------------- ------------- -----------
Increase (decrease) in net assets from                           25           (120)         (550)
policy transactions
---------------------------------------------------------- ------------ -------------- ------------- -----------
---------------------------------------------------------- ------------ -------------- ------------- -----------

Increase (decrease) in net assets                                94            (39)        1,295

Net assets at the beginning of year                             624          2,213        16,144
---------------------------------------------------------- ------------ -------------- ------------- -----------
---------------------------------------------------------- ------------ -------------- ------------- -----------

Net assets at the end of year                                   718          2,174        17,439
========================================================== ============ ============== ============= ===========

See accompanying notes to Separate Account financial statements.                                  (continued)

                               AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                      STATEMENT OF CHANGES IN NET ASSETS

                                         YEAR ENDED DECEMBER 31, 2006
                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Service Class II
----------------------------------------------------------------------------------------------------------------
                      Net Changes                           Fidelity      Fidelity      Fidelity     Fidelity
                                                           Aggressive      Equity
                                                             Growth        Income      Contrafund    Index 500
--------------------------------------------------------- -------------- ------------ ------------- ------------
--------------------------------------------------------- -------------- ------------ ------------- ------------
Operations
   Investment income (loss) - net                                 (6)           2            14           28
   Net realized gains (losses) on investments                     91            9           470           70
   Net change in unrealized appreciation or
   depreciation of investments                                   (20)          (2)          (60)         451

--------------------------------------------------------- -------------- ------------ ------------- ------------
--------------------------------------------------------- -------------- ------------ ------------- ------------
Net increase (decrease) in net assets resulting from              65            9           424          549
operations
--------------------------------------------------------- -------------- ------------ ------------- ------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                       --           --            --           --
     Investrac Advantage Variable Universal Life                  --           --            --           --
     Survivor Variable Universal Life                             --           --            --           --
     WealthQuest III Variable Universal Life                     298           77         1,752        1,426

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                       --           --            --           --
     Investrac Advantage Variable Universal Life                  --           --            --           --
     Survivor Variable Universal Life                             --           --            --           --
     WealthQuest III Variable Universal Life                    (241)          30          (402)        (770)

--------------------------------------------------------- -------------- ------------ ------------- ------------
--------------------------------------------------------- -------------- ------------ ------------- ------------
Increase (decrease) in net assets from                            57          107         1,350          656
policy transactions
--------------------------------------------------------- -------------- ------------ ------------- ------------
--------------------------------------------------------- -------------- ------------ ------------- ------------

Increase (decrease) in net assets                                122          116         1,774        1,205

Net assets at the beginning of year                              807           12         3,227        3,420
--------------------------------------------------------- -------------- ------------ ------------- ------------
--------------------------------------------------------- -------------- ------------ ------------- ------------

Net assets at the end of year                                    929          128         5,001        4,625
========================================================= ============== ============ ============= ============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                       STATEMENT OF CHANGES IN NET ASSETS

                                          YEAR ENDED DECEMBER 31, 2006
                                             (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                             SEGREGATED SUBACCOUNTS
-----------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Service Class II
-----------------------------------------------------------------------------------------------------------------
                       Net Changes                           Fidelity      Fidelity      Fidelity
                                                            Investment     Growth &       Growth
                                                             Grade Bond     Income     Opportunities
----------------------------------------------------------- ------------ ------------- -------------- -----------
----------------------------------------------------------- ------------ ------------- -------------- -----------
Operations
   Investment income (loss) - net                                  1            --            (2)
   Net realized gains (losses) on investments                     --            --             12
   Net change in unrealized appreciation or depreciation
   of investments                                                 --             5             17

----------------------------------------------------------- ------------ ------------- -------------- -----------
----------------------------------------------------------- ------------ ------------- -------------- -----------
Net increase (decrease) in net assets resulting from               1             5             27
operations
----------------------------------------------------------- ------------ ------------- -------------- -----------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                       --            --             --
     Investrac Advantage Variable Universal Life                  --            --             --
     Survivor Variable Universal Life                             --            --             --
     WealthQuest III Variable Universal Life                      17            80            211

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                       --            --             --
     Investrac Advantage Variable Universal Life                  --            --             --
     Survivor Variable Universal Life                             --            --             --
     WealthQuest III Variable Universal Life                       8             7           (109)

----------------------------------------------------------- ------------ ------------- -------------- -----------
----------------------------------------------------------- ------------ ------------- -------------- -----------
Increase (decrease) in net assets from                            25            87            102
policy transactions
----------------------------------------------------------- ------------ ------------- -------------- -----------
----------------------------------------------------------- ------------ ------------- -------------- -----------

Increase (decrease) in net assets                                 26            92            129

Net assets at the beginning of year                               23             7            498
----------------------------------------------------------- ------------ ------------- -------------- -----------
----------------------------------------------------------- ------------ ------------- -------------- -----------

Net assets at the end of year                                     49            99            627
=========================================================== ============ ============= ============== ===========

See accompanying notes to Separate Account financial statements.                                  (continued)

                                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                       STATEMENT OF CHANGES IN NET ASSETS

                                          YEAR ENDED DECEMBER 31, 2006
                                             (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                             SEGREGATED SUBACCOUNTS
-----------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Service Class II
-----------------------------------------------------------------------------------------------------------------
                       Net Changes                           Fidelity      Fidelity      Fidelity     Fidelity
                                                                                          Value         Value
                                                              Mid Cap       Value       Strategies     Leaders
---------------------------------------------------------- ------------- ------------- ------------- ------------
---------------------------------------------------------- ------------- ------------- ------------- ------------
Operations
   Investment income (loss) - net                                (40)           --            --           --
   Net realized gains (losses) on investments                    826             4             2            2
   Net change in unrealized appreciation or depreciation
   of investments                                                (11)            4             1            4

---------------------------------------------------------- ------------- ------------- ------------- ------------
---------------------------------------------------------- ------------- ------------- ------------- ------------
Net increase (decrease) in net assets resulting from             775             8             3            6
operations
---------------------------------------------------------- ------------- ------------- ------------- ------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                       --            --            --           --
     Investrac Advantage Variable Universal Life                  --            --            --           --
     Survivor Variable Universal Life                             --            --            --           --
     WealthQuest III Variable Universal Life                   3,073            46            17           21

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                       --            --            --           --
     Investrac Advantage Variable Universal Life                  --            --            --           --
     Survivor Variable Universal Life                             --            --            --           --
     WealthQuest III Variable Universal Life                    (783)          (47)           (1)          16

---------------------------------------------------------- ------------- ------------- ------------- ------------
---------------------------------------------------------- ------------- ------------- ------------- ------------
Increase (decrease) in net assets from                         2,290            (1)           16           37
policy transactions
---------------------------------------------------------- ------------- ------------- ------------- ------------
---------------------------------------------------------- ------------- ------------- ------------- ------------

Increase (decrease) in net assets                              3,065             7            19           43

Net assets at the beginning of year                            5,846            58            14           23
---------------------------------------------------------- ------------- ------------- ------------- ------------
---------------------------------------------------------- ------------- ------------- ------------- ------------

Net assets at the end of year                                  8,911            65            33           66
========================================================== ============= ============= ============= ============

See accompanying notes to Separate Account financial statements.                                  (continued)

                                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                       STATEMENT OF CHANGES IN NET ASSETS

                                          YEAR ENDED DECEMBER 31, 2006
                                             (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                             SEGREGATED SUBACCOUNTS
-----------------------------------------------------------------------------------------------------------------
                                          AIM Variable Insurance Funds
-----------------------------------------------------------------------------------------------------------------
                       Net Changes                             AIM          AIM            AIM           AIM
                                                                           Global                     Small Cap
                                                            Dynamics    Health Care    Technology      Growth
---------------------------------------------------------- ------------ ------------- -------------- ------------
---------------------------------------------------------- ------------ ------------- -------------- ------------
Operations
   Investment income (loss) - net                                (1)           (2)            (2)          (1)
   Net realized gains (losses) on investments                     3            10              4            3
   Net change in unrealized appreciation or depreciation
   of investments                                                12             5             19           13

---------------------------------------------------------- ------------ ------------- -------------- ------------
---------------------------------------------------------- ------------ ------------- -------------- ------------
Net increase (decrease) in net assets resulting from             14            13             21           15
operations
---------------------------------------------------------- ------------ ------------- -------------- ------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                      --            --             --           --
     Investrac Advantage Variable Universal Life                 --            --             --           --
     Survivor Variable Universal Life                            --            --             --           --
     WealthQuest III Variable Universal Life                     27           109             77           37

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                      --            --             --           --
     Investrac Advantage Variable Universal Life                 --            --             --           --
     Survivor Variable Universal Life                            --            --             --           --
     WealthQuest III Variable Universal Life                    (10)          (62)           (51)          (8)

---------------------------------------------------------- ------------ ------------- -------------- ------------
---------------------------------------------------------- ------------ ------------- -------------- ------------
Increase (decrease) in net assets from                           17            47             26           29
policy transactions
---------------------------------------------------------- ------------ ------------- -------------- ------------
---------------------------------------------------------- ------------ ------------- -------------- ------------

Increase (decrease) in net assets                                31            60             47           44

Net assets at the beginning of year                              83           277            215           97
---------------------------------------------------------- ------------ ------------- -------------- ------------
---------------------------------------------------------- ------------ ------------- -------------- ------------

Net assets at the end of year                                   114           337            262          141
========================================================== ============ ============= ============== ============

See accompanying notes to Separate Account financial statements.                                  (continued)

                               AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                      STATEMENT OF CHANGES IN NET ASSETS

                                         YEAR ENDED DECEMBER 31, 2006
                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                                         AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------
                       Net Changes                          AIM Global       AIM           AIM
                                                                                         Financial
                                                           Real Estate    Utilities      Services
---------------------------------------------------------- ------------- ------------- ------------- -----------
---------------------------------------------------------- ------------- ------------- ------------- -----------
Operations
   Investment income (loss) - net                                  8            31            --
   Net realized gains (losses) on investments                     93            73             2
   Net change in unrealized appreciation or depreciation
   of investments                                                356           101            10

---------------------------------------------------------- ------------- ------------- ------------- -----------
---------------------------------------------------------- ------------- ------------- ------------- -----------
Net increase (decrease) in net assets resulting from             457           205            12
operations
---------------------------------------------------------- ------------- ------------- ------------- -----------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                       --            --            --
     Investrac Advantage Variable Universal Life                  --            --            --
     Survivor Variable Universal Life                             --            --            --
     WealthQuest III Variable Universal Life                     514           461            30

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                       --            --            --
     Investrac Advantage Variable Universal Life                  --            --            --
     Survivor Variable Universal Life                             --            --            --
     WealthQuest III Variable Universal Life                     130          (136)           (6)

---------------------------------------------------------- ------------- ------------- ------------- -----------
---------------------------------------------------------- ------------- ------------- ------------- -----------
Increase (decrease) in net assets from                           644           325            24
policy transactions
---------------------------------------------------------- ------------- ------------- ------------- -----------
---------------------------------------------------------- ------------- ------------- ------------- -----------

Increase (decrease) in net assets                              1,101           530            36

Net assets at the beginning of year                              800           678            67
---------------------------------------------------------- ------------- ------------- -------------
---------------------------------------------------------- ------------- ------------- -------------

Net assets at the end of year                                  1,901         1,208           103
========================================================== ============= ============= ============= ===========

See accompanying notes to Separate Account financial statements.                                  (continued)

                               AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                      STATEMENT OF CHANGES IN NET ASSETS

                                         YEAR ENDED DECEMBER 31, 2006
                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                              MFS Variable Insurance Trust - Initial Class Shares
----------------------------------------------------------------------------------------------------------------
                       Net Changes                         MFS Growth     MFS Core    MFS Research   MFS
                                                                                                     Investors
                                                                           Equity                      Trust
---------------------------------------------------------- ------------ ------------- -------------- -----------
---------------------------------------------------------- ------------ ------------- -------------- -----------
Operations
   Investment income (loss) - net                                (2)           --             --          --
   Net realized gains (losses) on investments                    10             5             --           1
   Net change in unrealized appreciation or depreciation
   of investments                                                12            12              3          18

---------------------------------------------------------- ------------ ------------- -------------- -----------
---------------------------------------------------------- ------------ ------------- -------------- -----------
Net increase (decrease) in net assets resulting from             20            17              3          19
operations
---------------------------------------------------------- ------------ ------------- -------------- -----------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                      --            --             --          --
     Investrac Advantage Variable Universal Life                 --            --             --          --
     Survivor Variable Universal Life                            --            --             --          --
     WealthQuest III Variable Universal Life                     91            26              9          30

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                      --            --             --          --
     Investrac Advantage Variable Universal Life                 --            --             --          --
     Survivor Variable Universal Life                            --            --             --          --
     WealthQuest III Variable Universal Life                    (39)          (22)            (2)        (15)

---------------------------------------------------------- ------------ ------------- -------------- -----------
---------------------------------------------------------- ------------ ------------- -------------- -----------
Increase (decrease) in net assets from                           52             4              7          15
policy transactions
---------------------------------------------------------- ------------ ------------- -------------- -----------
---------------------------------------------------------- ------------ ------------- -------------- -----------

Increase (decrease) in net assets                                72            21             10          34

Net assets at the beginning of year                             248           122             26         142
---------------------------------------------------------- ------------ ------------- -------------- -----------
---------------------------------------------------------- ------------ ------------- -------------- -----------

Net assets at the end of year                                   320           143             36         176
========================================================== ============ ============= ============== ===========

See accompanying notes to Separate Account financial statements.                                  (continued)

                               AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                      STATEMENT OF CHANGES IN NET ASSETS

                                         YEAR ENDED DECEMBER 31, 2006
                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                                                 T. Rowe Price
----------------------------------------------------------------------------------------------------------------
                      Net Changes                           T. Rowe       T. Rowe       T. Rowe       T. Rowe
                                                             Price         Price                       Price
                                                            Equity     International   Price Ltd      Mid-Cap
                                                            Income         Stock       Term Bond      Growth
--------------------------------------------------------- ------------ -------------- ------------- ------------
--------------------------------------------------------- ------------ -------------- ------------- ------------
Operations
   Investment income (loss) - net                               42              9            14         (56)
   Net realized gains (losses) on investments                  297             41           (1)          864
   Net change in unrealized appreciation or
   depreciation of investments                                 621            217             1        (541)

--------------------------------------------------------- ------------ -------------- ------------- ------------
--------------------------------------------------------- ------------ -------------- ------------- ------------
Net increase (decrease) in net assets resulting from           960            267            14          267
operations
--------------------------------------------------------- ------------ -------------- ------------- ------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                     55             15            --           37
     Investrac Advantage Variable Universal Life               207             66            --          351
     Survivor Variable Universal Life                            6             16            --           36
     WealthQuest III Variable Universal Life                 1,338            335           100          254

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                    (52)           208            --            5
     Investrac Advantage Variable Universal Life              (117)           180            --         (560)
     Survivor Variable Universal Life                           74             34            --          (36)
     WealthQuest III Variable Universal Life                 (460)             97           (58)        (212)

--------------------------------------------------------- ------------ -------------- ------------- ------------
--------------------------------------------------------- ------------ -------------- ------------- ------------
Increase (decrease) in net assets from                       1,051            951            42        (125)
policy transactions
--------------------------------------------------------- ------------ -------------- ------------- ------------
--------------------------------------------------------- ------------ -------------- ------------- ------------

Increase (decrease) in net assets                            2,011          1,218            56          142

Net assets at the beginning of year                          4,926          1,012           392        5,009
--------------------------------------------------------- ------------ -------------- ------------- ------------
--------------------------------------------------------- ------------ -------------- ------------- ------------

Net assets at the end of year                                6,937          2,230           448        5,151
========================================================= ============ ============== ============= ============

See accompanying notes to Separate Account financial statements.                                  (continued)

                               AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                      STATEMENT OF CHANGES IN NET ASSETS

                                         YEAR ENDED DECEMBER 31, 2006
                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                                  American National Investment Accounts, Inc.
----------------------------------------------------------------------------------------------------------------
                      Net Changes                          AN Growth     AN Equity    AN Balanced    AN Money
                                                                           Income                     Market
--------------------------------------------------------- ------------- ------------- ------------- ------------
--------------------------------------------------------- ------------- ------------- ------------- ------------
Operations
   Investment income (loss) - net                                13           167            45           36
   Net realized gains (losses) on investments                   419           589            81           --
   Net change in unrealized appreciation or
   depreciation of investments                                  761           386           185           --

--------------------------------------------------------- ------------- ------------- ------------- ------------
--------------------------------------------------------- ------------- ------------- ------------- ------------
Net increase (decrease) in net assets resulting from          1,193         1,142           311           36
operations
--------------------------------------------------------- ------------- ------------- ------------- ------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                     718           339           117           45
     Investrac Advantage Variable Universal Life                758           320           163            9
     Survivor Variable Universal Life                             2             3             8           14
     WealthQuest III Variable Universal Life                    189           462           324        1,500

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                    (936)         (539)         (142)         (42)
     Investrac Advantage Variable Universal Life               (749)         (315)         (196)         (51)
     Survivor Variable Universal Life                            --             6           (33)          (4)
     WealthQuest III Variable Universal Life                   (140)         (170)         (254)      (1,280)

--------------------------------------------------------- ------------- ------------- ------------- ------------
--------------------------------------------------------- ------------- ------------- ------------- ------------
Increase (decrease) in net assets from                         (158)          106          (13)          191
policy transactions
--------------------------------------------------------- ------------- ------------- ------------- ------------
--------------------------------------------------------- ------------- ------------- ------------- ------------

Increase (decrease) in net assets                             1,035         1,248           298          227

Net assets at the beginning of year                          10,119         6,569         3,025          882
--------------------------------------------------------- ------------- ------------- ------------- ------------
--------------------------------------------------------- ------------- ------------- ------------- ------------

Net assets at the end of year                                11,154         7,817         3,323        1,109
========================================================= ============= ============= ============= ============

See accompanying notes to Separate Account financial statements.                                  (continued)

                               AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                      STATEMENT OF CHANGES IN NET ASSETS

                                         YEAR ENDED DECEMBER 31, 2006
                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                                  American National Investment Accounts, Inc.
----------------------------------------------------------------------------------------------------------------
                      Net Changes                              AN         AN High        AN            AN
                                                           Government                Small-Cap/   International
                                                              Bond      Yield Bond     Mid-Cap        Stock
--------------------------------------------------------- ------------- ------------ ------------ --------------
--------------------------------------------------------- ------------- ------------ ------------ --------------
Operations
   Investment income (loss) - net                                25           12          (18)             2
   Net realized gains (losses) on investments                   (10)          --           48              6
   Net change in unrealized appreciation or
   depreciation of investments                                    4            3          178             16

--------------------------------------------------------- ------------- ------------ ------------ --------------
--------------------------------------------------------- ------------- ------------ ------------ --------------
Net increase (decrease) in net assets resulting from             19           15          208             24
operations
--------------------------------------------------------- ------------- ------------ ------------ --------------

Policy transactions
   Policy purchase payments:
     Investrac Gold Variable Universal Life                      19            3           22              1
     Investrac Advantage Variable Universal Life                 30            6          125              8
     Survivor Variable Universal Life                            --           --            3             --
     WealthQuest III Variable Universal Life                    138           49           98             21

   Policy terminations, withdrawal payments and charges:
     Investrac Gold Variable Universal Life                     (31)           1          206              5
     Investrac Advantage Variable Universal Life                (86)          (5)         220             (5)
     Survivor Variable Universal Life                            (9)          --           19             --
     WealthQuest III Variable Universal Life                   (113)         (43)         (13)           (12)

--------------------------------------------------------- ------------- ------------ ------------ --------------
--------------------------------------------------------- ------------- ------------ ------------ --------------
Increase (decrease) in net assets from                          (52)          11          680             18
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ --------------
--------------------------------------------------------- ------------- ------------ ------------ --------------

Increase (decrease) in net assets                               (33)          26          888             42

Net assets at the beginning of year                             775          217        1,254            112
--------------------------------------------------------- ------------- ------------ ------------ --------------
--------------------------------------------------------- ------------- ------------ ------------ --------------

Net assets at the end of year                                   742          243        2,142            154
========================================================= ============= ============ ============ ==============

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
December 31, 2007

(1)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General ... American National Variable Life Separate Account (Separate Account) was established on July 30, 1987 under Texas law as a separate investment account of American National Insurance Company (the Sponsor).The Separate Account began operations on
      February 20, 1991.The assets of the Separate Account are segregated from the Sponsor's other assets and are used only to support variable life products issued by the Sponsor. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.
      These financial statements report the results of the subaccounts for the various variable life insurance products. There are currently 61 subaccounts within the Separate Account, although not all subaccounts are offered in each product.Each of the subaccounts is invested only in a corresponding portfolio of the following mutual fund companies: The Alger American Fund,
      American National Investment Accounts, Inc., Federated Insurance Series, Fidelity Variable Insurance Products, AIM Variable
      Insurance Funds, MFS Variable Insurance Trust, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc. and T.
      Rowe Price International Series, Inc. The American National Investment Accounts, Inc. funds were organized and are managed for a fee by Securities Management & Research, Inc. (SM&R) which is a wholly owned subsidiary of the Sponsor.

      The AIM Small Company Growth fund was merged into the AIM Small Cap Equity fund as of April 30, 2007. All amounts in these financial statements for the AIM Small Company Growth fund reflect the activity through the date of the merger. All activity after the merger is shown in the results presented for the AIM Small Cap Equity fund.

Basis of Presentation ... The financial statements of the Separate Account have been prepared on an accrual basis in accordance with
      U.S. generally accepted accounting principles.

Investments ... Investments in shares of the separate investment portfolios are stated at market value which is the net asset value per share as determined by the respective portfolios. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions and dividends from mutual funds are recorded and reinvested upon receipt.

Federal Taxes ... The operations of the Separate Account form a part of, and are taxed with, the operations of the Sponsor. Under the
      Internal Revenue Code, all ordinary income and capital gains allocated to the policyholders' are not taxed to the Sponsor. As a result, the unit values of the subaccounts are not affected by federal income taxes on distributions received by the subaccounts. Accordingly, no provision for income taxes is required in the accompanying financial statements.

Use of Estimates ... The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

(2)      SECURITY PURCHASES AND SALES
For the year ended December 31, 2007, the aggregate cost of purchases (including reinvestment of dividend distributions and transfers between mutual fund portfolios) and proceeds from sales of investments in the mutual fund portfolios were as follows (in thousands):

                                                          Purchases                   Sales
---------------------------------------------------------------------------------------------------------------------------------------
Alger Small Cap                                       $       566               $       158
Alger Growth                                                  198                       90
Alger Income & Growth                                     139                        70
Alger Balanced                                                240                       106
Alger MidCap Growth                                           631                      146
Alger Capital Appreciation                                    884                      187
Federated Capital Income                                       13                        12
Federated U.S. Gov't Securities                                31                         6
Federated High Income Bond-Prim. Sh.                          110                        28
Federated Mid Cap Growth Strategies                           103                        63
Federated Equity Income                                        41                        19
Federated Quality Bond-Prim. Sh.                                6                         5
Federated Kaufmann-Prim. Sh.                                   24                         5
Fidelity Growth & Income                                  217                       147
Fidelity Equity Income                                      1,429                       729
Fidelity Growth                                               705                     1,566
Fidelity High Income                                          100                        72
Fidelity Money Market                                         275                       355
Fidelity Overseas                                           1,135                       522
Fidelity Investment Grade Bond                                228                       155
Fidelity Asset Manager                                        252                       173
Fidelity Index 500                                          1,849                     2,197
Fidelity Contrafund                                         4,726                     1,422
Fidelity Asset Manager Growth                                 146                       215
Fidelity Balanced                                             160                        47
Fidelity Growth Opportunities                                 567                       362
Fidelity Mid Cap                                            2,827                     2,865
Fidelity Aggressive Growth II                                 325                        87
Fidelity Equity Income II                                     184                        27
Fidelity Contrafund II                                      3,159                       480
Fidelity Index 500 II                                       1,052                       271
Fidelity Investment Grade Bond II                              27                         4
Fidelity Growth & Income II                                86                         6
Fidelity Growth Opportunities II                              200                        90
Fidelity Mid Cap II                                         3,320                       567
Fidelity Value II                                              33                         9
Fidelity Value Strategies II                                  510                        33
Fidelity Value Leaders II                                      47                         7
AIM Dynamics                                                   49                        22
AIM Global Health Care                                         71                        57
AIM Technology                                                 70                        32
AIM Small Cap Equity                                          194                        --
AIM Global Real Estate                                      1,288                       762
AIM Utilities                                               1,062                       276
AIM Financial Services                                         41                        16
AIM Small Company Growth                                       --                       127
MFS Growth                                                     60                        35
MFS Core Equity                                                31                        14

                                                          Purchases                  Sales
---------------------------------------------------------------------------------------------------------------------------------------
MFS Research                                          $        11                $        1
MFS Investors Trust                                            45                        35
T. Rowe Price Equity Income                                 2,594                       697
T. Rowe Price International Stock                           1,942                       583
T. Rowe Price Limited-Term Bond                               106                       89
T. Rowe Price Mid-Cap Growth                                1,341                       558
AN Growth                                                     791                     1,106
AN Equity Income                                              920                      751
AN Balanced                                                   495                       365
AN Money Market                                             1,436                      984
AN Government Bond                                            358                       260
AN High Yield Bond                                             57                       25
AN Small-Cap/Mid-Cap                                          196                      522
AN International Stock                                         40                       36
---------------------------------------------------------------------------------------------------------------------------------------

(3)      POLICY CHARGES AND DEDUCTIONS

Mortality and Expense Risk Charges... The mortality risk and expense risk charges are applied daily against the net assets representing equity of policyholders' held in each subaccount. The annual effective rates for these charges have a maximum rate of:
      Investrac Gold Variable Universal Life                                      0.90%
      Investrac Advantage Variable Universal Life                                 1.25%
      Survivorship Advantage Variable Universal Life                              0.90%
      Wealthquest III Variable Universal Life                                     0.70%

Monthly Administrative Charges...A Monthly charge to the accumulated value will be deducted equal to a monthly cost of insurance, including additional charges for riders if applicable.Also, a monthly maintenance fee varying by product is assessed as follows:
      Investrac Gold Variable Universal Life                                      $2.50
      Investrac Advantage Variable Universal Life                                 $7.50
      Survivorship Advantage Variable Universal Life                              $5.00
      Wealthquest III Variable Universal Life                                     $7.50

Surrender Charge... A surrender charge is imposed upon the surrender of variable life insurance contracts to compensate the Sponsor for sales and other marketing expenses. The amount of any surrender charge will depend on the number of years that have elapsed since the contract was issued. In addition, partial surrenders will be assessed a $25 fee. No surrender charge will be imposed on death benefits.

Transfer Charge... After the first twelve transfers in any one policy year for transfers made among the subaccounts (after four for the Investrac Gold Variable Universal Life product), a $10 transfer charge is imposed.

Premium Charge... Premium loads vary by product as follows:
      Investrac Gold Variable Universal Life - a 4% sales charge plus a $2.00 transaction charge plus applicable premium tax up to 4%.
      Investrac Advantage Variable Universal Life - no sales charges or loads
      Survivorship Advantage Variable Universal Life - up to a 3% sales charge
      Wealthquest III Variable Universal Life - up to a 6% sales charge

(4)      FINANCIAL HIGHLIGHTS

American National Insurance Company sells a number of variable universal life products having unique combinations of features and fees that are charged against the policyholder's account balance (see preceding note).Differences in fee structures result in a variety of expense ratios and total returns.

The following table was developed by determining which products offered by the Company have the lowest and highest total return (all ratios are percentages):

                                   At December 31,                                   For the year ended December 31,

                       Units       Unit Fair Value       Net Assets       Investment(1)     Expense Ratio(2)    Total Return(3)

                      (000s)      Lowest to Highest        (000s)         Income Ratio      Lowest to Highest     Lowest to Highest

Alger Small Cap:
2007                    842                1.96           1,652                --                     0.70                  16.42
2006                    619                1.68           1,043                --                     0.70                  19.18
2005                    303                1.41             428                --                     0.70                  16.07
2004                    212                1.22             258                --                     0.70                  15.76
2003                     88                1.05              93                --                     0.70                  41.35
Alger Growth :
2007                  1,100                1.34           1,478              0.34                     0.70                  19.10
2006                  1,010                1.13           1,140              0.12                     0.70                   4.42
2005                    867                1.08             937              0.19                     0.70                  11.25
2004                    572                0.97             555                --                     0.70                   4.76
2003                    341                0.93             316                --                     0.70                  34.22
Alger Income & Growth:
2007                    548                1.18             647              0.78                     0.70                   9.36
2006                    490                1.08             529              1.23                     0.70                   8.55
2005                    403                0.99             401              0.93                     0.70                   2.72
2004                    273                0.97             264              0.48                     0.70                   7.09
2003                    159                0.90             144              0.26                     0.70                  28.94
Alger Balanced:
2007                    786                1.37           1,074              7.79                     0.70                  11.58
2006                    738                1.22             904              6.14                     0.70                   4.00
2005                    584                1.18             688              1.58                     0.70                   7.67
2004                    465                1.09             509              1.38                     0.70                   3.83
2003                    248                1.05             261              1.64                     0.70                  18.20
Alger MidCap Growth:
2007                  1,164                1.88          2,190              12.49                     0.70                  30.64
2006                  1,001                1.44          1,442              13.28                     0.70                   9.38
2005                    854                1.32           1,125              3.60                     0.70                   9.06
2004                    634                1.21             765                --                     0.70                  12.25
2003                    356                1.08             383                --                     0.70                  46.76

                                   At December 31,                                   For the year ended December 31,

                       Units       Unit Fair Value       Net Assets       Investment(1)     Expense Ratio(2)    Total Return(3)

                      (000s)      Lowest to Highest        (000s)         Income Ratio      Lowest to Highest     Lowest to Highest

Alger Capital Appreciation:
2007                  1,204                1.75           2,102                --                    0.70                   32.60
2006                    746                1.32             982                --                     0.70                  18.44
2005                    568                1.11             632                --                    0.70                   13.65
2004                    531                0.98             520                --                     0.70                   7.43
2003                    293                0.91             267                --                    0.70                   33.79
Federated Capital Income:
2007                     44                1.17              51              5.13                     0.70                   3.31
2006                     45               1.13               50              5.12                     0.70                  14.84
2005                     34                0.98              33              3.23                     0.70                   5.54
2004                     31                0.93              29              3.86                     0.70                   9.15
2003                     21                0.85              18              4.61                     0.70                  19.83
Federated U.S. Gov't Securities:
2007                     34                1.10              38              2.17                     0.70                   5.54
2006                     11                1.04              12              0.17                     0.70                   3.42
2005(4)                 --                 1.01              --                --                     0.70                   0.68
Federated High Income Bond-Prim. Sh.:
2007                    172                1.50             259              6.47                     0.70                   2.70
2006                    127                1.47             186              7.83                     0.70                  10.04
2005                    107                1.33             142              7.42                     0.70                   1.94
2004                     95                1.31             124              6.73                     0.70                   9.69
2003                     87                1.19             104              5.32                     0.70                  21.36
Federated Mid Cap Growth Strategies:
2007                    171                1.64             281                --                     0.70                  17.19
2006                    145                1.40             203                --                     0.70                   7.48
2005                    137                1.30             178                --                     0.70                  11.42
2004                     83                1.17              97                --                     0.70                  14.62
2003                     44                1.02              45                --                     0.70                  40.17
Federated Equity Income:
2007                    140                1.43             200              2.72                     0.70                   1.34
2006                    128                1.42             181              2.03                     0.70                  22.28
2005                    111                1.16             128              1.70                     0.70                   2.61
2004                     95                1.13             107              1.60                     0.70                  12.05
2003                     63                1.01              64              1.35                     0.70                  26.38
Federated Quality Bond-Prim. Sh.:
2007                      9                1.09              10              4.31                     0.70                   4.65
2006                      8                1.04               8              1.57                     0.70                   3.43
2005(4)                   2                1.01               2                --                     0.70                   0.96

                                   At December 31,                                   For the year ended December 31,

                       Units       Unit Fair Value       Net Assets       Investment(1)     Expense Ratio(2)    Total Return(3)

                      (000s)      Lowest to Highest        (000s)         Income Ratio      Lowest to Highest     Lowest to Highest

Federated Kaufmann-Prim. Sh.:
2007                     47                1.65              77              4.56                     0.70                  20.19
2006                     36                1.37              49              0.04                     0.70                  14.08
2005(4)                  --                1.20              --                --                     0.70                  20.23
Fidelity Growth & Income:
2007                    778       1.26 to 21.10           1,137              5.75             0.90 to 1.25         10.72 to 11.12
2006                    757        1.13 to 1.34           1,007              3.41             0.90 to 1.25         11.81 to 12.17
2005                    821        1.01 to 1.20             968              1.41             0.90 to 1.25           6.38 to 6.67
2004                    824        0.95 to 1.13             915              0.83             0.90 to 1.25           4.48 to 4.85
2003                    793       0.90 to 15.14             838              1.07             0.90 to 1.25         22.24 to 22.67
Fidelity Equity Income:
2007                  2,580       1.80 to 38.32           6,661             10.37             0.90 to 1.25           0.26 to 0.63
2006                  2,573       1.79 to 38.19           6,551             15.11             0.90 to 1.25         18.71 to 19.12
2005                  2,521       1.51 to 32.06           5,498              5.16             0.90 to 1.25           4.55 to 4.92
2004                  2,629       1.44 to 30.56           5,501              1.45             0.90 to 1.25         10.14 to 10.53
2003                  2,634       1.31 to 27.65           5,020              1.65             0.90 to 1.25         28.71 to 29.16
Fidelity Growth:
2007                  8,306       1.64 to 51.59          17,187              0.91             0.90 to 1.25         25.39 to 25.82
2006                  8,742       1.31 to 41.00          14,413              0.38             0.90 to 1.25           5.52 to 5.90
2005                  9,131       1.24 to 38.72          14,340              0.48             0.90 to 1.25           4.49 to 4.90
2004                  9,386       1.19 to 36.93          14,118              0.25             0.90 to 1.25           2.09 to 2.45
2003                  8,871       1.16 to 36.05          13,230              0.25             0.90 to 1.25         31.15 to 31.66
Fidelity High Income:
2007                    548       1.12 to 12.19             748              8.28             0.90 to 1.25           1.50 to 1.86
2006                    561        1.10 to 1.60             762              7.79             0.90 to 1.25          9.86 to 10.33
2005                    567        1.01 to 1.45             704             14.32             0.90 to 1.25           1.43 to 1.78
2004                    618        0.99 to 1.43             756              8.11             0.90 to 1.25           8.23 to 8.61
2003                    646        0.92 to 9.82             737              6.83             0.90 to 1.25         25.69 to 26.15
Fidelity Money Market:
2007                    490        1.17 to 1.57             659              5.03             0.90 to 1.25           3.90 to 4.26
2006                    593        1.13 to 1.51             739              5.21             0.90 to 1.25           3.55 to 3.91
2005                    507        1.09 to 1.46             613              3.02             0.90 to 1.25           1.77 to 2.12
2004                    588        1.07 to 1.43             716              1.18             0.90 to 1.25          -0.05 to 0.30
2003                    659        1.06 to 1.42             806              0.98             0.90 to 1.25          -0.26 to 0.12
Fidelity Overseas:
2007                  1,638       1.94 to 34.85           3,627              9.47             0.90 to 1.25         15.85 to 16.28
2006                  1,448       1.68 to 29.98           2,820              1.39             0.90 to 1.25         16.64 to 17.03
2005                  1,410       1.44 to 25.62           2,379              1.05             0.90 to 1.25         18.02 to 18.47
2004                  1,367       1.22 to 21.71           1,985              1.10             0.90 to 1.25         12.22 to 12.62
2003                  1,298       1.09 to 19.28           1,672              0.74             0.90 to 1.25         41.03 to 42.05

                                   At December 31,                                   For the year ended December 31,

                       Units       Unit Fair Value       Net Assets       Investment(1)     Expense Ratio(2)    Total Return(3)

                      (000s)      Lowest to Highest        (000s)         Income Ratio      Lowest to Highest     Lowest to Highest

Fidelity Investment Grade Bond:
2007                    281       1.47 to 18.41             560              3.98             0.90 to 1.25           3.04 to 3.41
2006                    288       1.43 to 17.80             485              4.36             0.90 to 1.25           3.06 to 3.42
2005                    338       1.39 to 17.21             537              6.06             0.90 to 1.25           0.92 to 1.28
2004                    312       1.38 to 16.99             495              6.75             0.90 to 1.25           3.15 to 3.52
2003                    310       1.33 to 16.42             479              6.04             0.90 to 1.25           4.10 to 4.26
Fidelity Asset Manager:
2007                    889        1.48 to 2.28           1,745              8.80             0.90 to 1.25         14.06 to 14.46
2006                    918        1.29 to 1.99           1,568              2.64             0.90 to 1.25           5.99 to 6.36
2005                  1,021        1.22 to 1.87           1,636              2.63             0.90 to 1.25           2.75 to 3.11
2004                  1,031        1.19 to 1.81           1,603              2.63             0.90 to 1.25           4.15 to 4.52
2003                  1,045       1.14 to 17.86           1,562              3.43             0.90 to 1.25         16.32 to 16.92
Fidelity Index 500:
2007                 11,175      1.51 to 193.82          22,322              3.66             0.90 to 1.25           4.12 to 4.49
2006                 11,543      1.45 to 185.49          22,277              1.64             0.90 to 1.25         14.31 to 14.70
2005                 11,806      1.27 to 161.72          19,960              1.71             0.90 to 1.25           3.52 to 3.88
2004                 11,884      1.23 to 155.67          19,441              1.23             0.90 to 1.25           9.24 to 9.62
2003                 11,193      0.82 to 142.01          17,002              1.36             0.90 to 1.25         26.81 to 27.26
Fidelity Contrafund:
2007                  5,296       2.47 to 45.89          15,678             26.39            0.90 to 1.25          16.12 to 16.53
2006                  5,473       2.12 to 39.38          13,866              9.66             0.90 to 1.25         10.34 to 10.72
2005                  5,412       1.92 to 35.57          12,470              0.28             0.90 to 1.25         15.50 to 15.89
2004                  4,967       1.67 to 30.69           9,860              0.31             0.90 to 1.25         14.04 to 14.44
2003                  4,611       1.01 to 26.82           8,087              0.42             0.90 to 1.25         26.87 to 27.31
Fidelity Asset Manager Growth:
2007                    808       1.48 to 20.23           1,377              4.21             0.90 to 1.25         17.48 to 17.90
2006                    870       1.26 to 17.16           1,270              2.13             0.90 to 1.25           5.67 to 6.03
2005                  1,057       1.19 to 16.18           1,429              2.28             0.90 to 1.25           2.60 to 2.96
2004                  1,053       1.16 to 15.72           1,396              2.22             0.90 to 1.25           4.66 to 5.03
2003                  1,011       1.11 to 14.96           1,304              2.67             0.90 to 1.25         21.93 to 22.23
Fidelity Balanced:
2007                    597       1.28 to 20.46             841              6.99             0.90 to 1.25           7.68 to 8.06
2006                    553       1.18 to 18.94             718              5.10             0.90 to 1.25         10.33 to 10.71
2005                    535       1.07 to 17.11             624              2.46             0.90 to 1.25           4.45 to 4.82
2004                    525       1.02 to 16.32             605              1.94             0.90 to 1.25           4.16 to 4.52
2003                    459       0.98 to 15.61             513              2.43             0.90 to 1.25         16.21 to 16.67

                                   At December 31,                                   For the year ended December 31,

                       Units       Unit Fair Value       Net Assets       Investment(1)     Expense Ratio(2)    Total Return(3)

                      (000s)      Lowest to Highest        (000s)         Income Ratio      Lowest to Highest     Lowest to Highest

Fidelity Growth Opportunities:
2007                  2,270       1.00 to 23.51           2,887                --             0.90 to 1.25         21.64 to 22.07
2006                  2,080       0.82 to 19.26           2,174              0.68             0.90 to 1.25           4.15 to 4.52
2005                  2,204       0.79 to 18.43           2,213              0.86             0.90 to 1.25           7.54 to 7.92
2004                  2,194       0.73 to 17.08           2,035              0.51             0.90 to 1.25           5.86 to 6.23
2003                  2,144       0.67 to 16.08           1,876              0.71             0.90 to 1.25         28.26 to 29.72
Fidelity Mid Cap:
2007                  4,723       3.74 to 44.02          18,212             10.09             0.90 to 1.25         14.18 to 14.59
2006                  5,160       3.27 to 38.41          17,439             12.12             0.90 to 1.25         11.30 to 11.70
2005                  5,305       2.94 to 34.39          16,144              1.52             0.90 to 1.25         16.84 to 17.25
2004                  4,922       2.52 to 29.33          12,733                --             0.90 to 1.25         23.36 to 23.80
2003                  4,490       2.04 to 23.69           9,394              0.37             0.90 to 1.25         36.91 to 37.40
Fidelity Aggressive Growth II:
2007                    867                1.42           1,228             10.18                     0.70                  16.50
2006                    764                1.22             929              5.05                     0.70                   7.54
2005                    713                1.13             807              3.38                     0.70                   6.99
2004                    547                1.06             578                --                     0.70                   9.19
2003                    359                0.97             347                --                     0.70                  29.38
Fidelity Equity Income II:
2007                    197                1.32             259             13.18                     0.70                   0.56
2006                     98                1.31             128             15.59                     0.70                  19.10
2005(4)                  11                1.10              12                --                     0.70                   9.83
Fidelity Contrafund II:
2007                  3,520                1.96           6,915             28.59                     0.70                  16.48
2006                  2,965                1.69           5,001             10.50                     0.70                  10.66
2005                  2,118                1.52           3,227              0.10                     0.70                  15.83
2004                  1,296                1.32           1,705              0.16                     0.70                  14.35
2003                    772                1.15             888              0.18                     0.70                  27.30
Fidelity Index 500 II:
2007                  4,054                1.35           5,482              3.29                     0.70                   4.44
2006                  3,572                1.29           4,625              1.36                     0.70                  14.64
2005                  3,028                1.13           3,420              1.37                     0.70                   3.82
2004                  2,286                1.09           2,488              0.96                     0.70                   9.57
2003                  1,480                0.99           1,470              0.83                     0.70                  27.20
Fidelity Investment Grade Bond II:
2007                     66                1.08              71              3.38                     0.70                   3.35
2006                     47                1.04              49              2.43                     0.70                   3.41
2005(4)                  23                1.01              23                --                     0.70                   0.90

                                   At December 31,                                   For the year ended December 31,

                       Units       Unit Fair Value       Net Assets       Investment(1)     Expense Ratio(2)    Total Return(3)

                      (000s)      Lowest to Highest        (000s)         Income Ratio      Lowest to Highest     Lowest to Highest

Fidelity Growth & Income II:
2007                    134                1.39             187              4.40                     0.70                  11.07
2006                     79                1.25              99                --                     0.70                  12.07
2005(4)                   6                1.12               7                --                     0.70                  11.59
Fidelity Growth Opportunities II:
2007                    600                1.48             887                --                     0.70                  22.04
2006                    518                1.21             627              0.40                     0.70                   4.39
2005                    429                1.16             498              0.53                     0.70                   7.92
2004                    309                1.08             332              0.26                     0.70                   6.14
2003                    205                1.01             207              0.30                     0.70                  28.50
Fidelity Mid Cap II:
2007                  5,134                2.37          12,171              8.81                     0.70                  14.53
2006                  4,305                2.07           8,911             10.45                     0.70                  11.62
2005                  3,153                1.85           5,846              1.24                     0.70                  17.25
2004                  1,927                1.58           3,048                --                     0.70                  23.78
2003                  1,059                1.28           1,353              0.16                     0.70                  37.29
Fidelity Value II:
2007                     65                1.27              82             10.20                     0.70                  1.15
2006                     52                1.25              65              0.75                     0.70                  13.61
2005(4)                  52                1.10              58              0.61                     0.70                  10.12
Fidelity Value Strategies II:
2007                    343                1.42             487              2.03                     0.70                   4.70
2006                     25                1.35              33             10.37                     0.70                  15.20
2005(4)                  12                1.18              14                --                     0.70                  17.56
Fidelity Value Leaders II:
2007                     75                1.33              99             11.79                     0.70                   3.49
2006                     51                1.29              66              3.16                     0.70                  14.07
2005(4)                  20                1.13              23              0.84                     0.70                  12.90
AIM Dynamics:
2007                    103                1.50             155                --                     0.70                  11.40
2006                     85                1.34             114                --                     0.70                  15.31
2005                     71                1.16              83                --                     0.70                   9.95
2004                     56                1.06              59                --                     0.70                  12.55
2003                     43                0.94              40                --                     0.70                  36.86
AIM Global Health Care:
2007                    303                1.29             391                --                     0.70                  11.07
2006                    289                1.16             337                --                     0.70                   4.50
2005                    249                1.11             277                --                     0.70                   7.39
2004                    227                1.04             235                --                     0.70                   6.82
2003                    158                0.97             154                --                     0.70                  26.89

                                   At December 31,                                   For the year ended December 31,

                       Units       Unit Fair Value       Net Assets       Investment(1)     Expense Ratio(2)    Total Return(3)

                      (000s)      Lowest to Highest        (000s)         Income Ratio      Lowest to Highest     Lowest to Highest

AIM Technology:
2007                    332                0.96             318                --                     0.70                   6.95
2006                    292                0.90             262                --                     0.70                   9.71
2005                    262                0.82             215                --                     0.70                   1.46
2004                    212                0.81             171                --                     0.70                   3.90
2003                    123                0.78              96                --                     0.70                  44.28
AIM Global Real Estate:
2007                    618                3.02           1,865             20.82                     0.70                  -6.20
2006                    590                3.22           1,901              5.73                     0.70                  41.61
2005                    352                2.27             800              4.79                     0.70                  13.44
2004                    202                2.00             404              2.90                     0.70                  35.63
2003                     85                1.48             125              2.54                     0.70                  37.85
AIM Utilities:
2007                  1,200                1.79           2,150              8.23                     0.70                  19.80
2006                    808                1.49           1,208              6.35                     0.70                  24.59
2005                    565                1.20             678              3.69                     0.70                  16.02
2004                    123                1.03             127              2.06                     0.70                  22.69
2003                     79                0.84              67              1.29                     0.70                  16.65
AIM Financial Services:
2007                     83                1.12              93              9.60                     0.70                 -22.76
2006                     71                1.45             103              1.84                     0.70                  15.63
2005                     54                1.25              67              1.43                     0.70                   5.17
2004                     46                1.19              55              0.85                     0.70                   7.92
2003                     27                1.10              30              0.63                     0.70                  28.68
AIM Small Cap Equity:
2007(5)                 140                1.34             187              5.75                     0.70                  34.21
MFS Growth:
2007                    302                1.38             415                --                     0.70                  20.32
2006                    280                1.14             320                --                     0.70                   7.14
2005                    232                1.07             248                --                     0.70                   8.43
2004                    185                0.98             182                --                     0.70                  12.17
2003                    106                0.88              93                --                     0.70                  29.32

                                   At December 31,                                   For the year ended December 31,

                       Units       Unit Fair Value       Net Assets       Investment(1)     Expense Ratio(2)    Total Return(3)

                      (000s)      Lowest to Highest        (000s)         Income Ratio      Lowest to Highest     Lowest to Highest

MFS Core Equity:
2007                    141                1.26             177              0.34                     0.70                  10.37
2006                    126                1.14             143              0.73                     0.70                  13.01
2005                    121                1.01             122              0.76                     0.70                   0.98
2004                    106                1.00             106              0.35                     0.70                  11.68
2003                     84                0.89              75              0.22                     0.70                  26.50
MFS Research:
2007                     36                1.43              51              0.63                     0.70                  12.41
2006                     28                1.27              36              0.48                     0.70                   9.71
2005                     22                1.16              26              0.44                     0.70                   7.05
2004                     18                1.08              19              0.96                     0.70                  15.04
2003                     17                0.94              16              0.60                     0.70                  23.84
MFS Investors Trust:
2007                    145                1.39             201              1.42                     0.70                   9.53
2006                    139                1.27             176              0.47                     0.70                  12.21
2005                    126                1.13             142              0.75                     0.70                   6.56
2004                    119                1.06             126              0.70                     0.70                  10.58
2003                    106                0.96             101              0.56                     0.70                  21.30
T. Rowe Price Equity Income:
2007                  5,171       1.53 to 29.96           8,400              8.28             0.70 to 1.25           1.97 to 2.54
2006                  4,309       1.49 to 29.27           6,937              4.53             0.70 to 1.25         17.50 to 18.14
2005                  3,619       1.27 to 24.83           4,926              6.80             0.70 to 1.25           2.63 to 3.20
2004                  2,663       1.23 to 24.11           3,569              4.01             0.70 to 1.25         13.49 to 14.12
2003                  2,018       1.07 to 21.17           2,419              1.67             0.70 to 1.25         23.86 to 24.63
T. Rowe Price International Stock:
2007                  2,060       1.42 to 20.66           3,479             15.10             0.70 to 1.25         11.62 to 12.24
2006                  1,465       1.27 to 18.44           2,230              1.94             0.70 to 1.25         17.62 to 18.27
2005                    780       1.07 to 15.63           1,012              2.34             0.70 to 1.25         14.59 to 15.23
2004                    503       0.93 to 13.59             538              1.18             0.70 to 1.25         12.36 to 12.98
2003                    427       0.83 to 12.05             400              1.44             0.70 to 1.25         28.90 to 29.61
T. Rowe Price Limited-Term Bond:
2007                    389                1.21             469              4.30                     0.70                   4.74
2006                    389                1.15             448              4.02                     0.70                   3.36
2005                    352                1.11             392              3.68                     0.70                   0.95
2004                    285                1.10             315              3.27                     0.70                   0.38
2003                    223                1.10             245              4.06                     0.70                   3.21

                                   At December 31,                                   For the year ended December 31,

                       Units       Unit Fair Value       Net Assets       Investment(1)     Expense Ratio(2)    Total Return(3)

                      (000s)      Lowest to Highest        (000s)         Income Ratio      Lowest to Highest     Lowest to Highest

T. Rowe Price Mid-Cap Growth:
2007                  2,293       1.89 to 31.49           6,172             11.78             0.70 to 1.25         16.05 to 16.69
2006                  2,216       1.62 to 27.04           5,151             12.70             0.70 to 1.25           5.29 to 5.90
2005                  2,249       1.53 to 25.58           5,009              5.93             0.70 to 1.25         13.32 to 13.94
2004                  2,143       1.34 to 22.50           4,249                --             0.70 to 1.25         16.87 to 17.51
2003                  1,852       1.14 to 19.18           3,197                --             0.70 to 1.25         36.80 to 37.42
AN Growth:
2007                  6,651        1.20 to 2.71          11,125              2.82             0.70 to 1.25           4.05 to 4.63
2006                  6,935        1.15 to 2.59          11,154              5.05             0.70 to 1.25         11.69 to 12.31
2005                  6,970        1.02 to 2.31          10,119              1.16             0.70 to 1.25           1.85 to 2.41
2004                  6,873        1.00 to 2.26           9,873              1.22             0.70 to 1.25           6.12 to 6.49
2003                  6,460        0.93 to 2.13           8,915              0.89             0.70 to 1.25        25.56 to 26.19
AN Equity Income:
2007                  3,672        1.32 to 3.68           7,615              5.52             0.70 to 1.25         -0.61 to -0.06
2006                  3,640        1.32 to 3.69           7,817             10.83             0.70 to 1.25         16.84 to 17.48
2005                  3,444        1.12 to 3.14           6,569              3.97             0.70 to 1.25           1.01 to 1.57
2004                  3,331        1.11 to 3.10           6,485              1.80             0.70 to 1.25           7.95 to 8.55
2003                  2,885        1.02 to 2.86           5,469              1.50             0.70 to 1.25         23.18 to 24.31
AN Balanced:
2007                  2,020        1.33 to 2.98           3,519              2.77             0.70 to 1.25           3.51 to 4.08
2006                  1,955        1.27 to 2.87           3,323              3.98             0.70 to 1.25          9.99 to 10.60
2005                  1,944        1.15 to 2.60           3,025              3.99             0.70 to 1.25         -0.79 to -0.24
2004                  1,780        1.16 to 2.61           2,857              3.22             0.70 to 1.25           4.71 to 5.29
2003                  1,552        1.10 to 2.48           2,493              2.44             0.70 to 1.25         18.78 to 19.21
AN Money Market:
2007                  1,352        1.10 to 1.51           1,561              4.79             0.70 to 1.25           3.24 to 3.86
2006                    993        1.06 to 1.46           1,109              4.44             0.70 to 1.25           3.13 to 3.64
2005                    807        1.02 to 1.41             882              2.91             0.70 to 1.25           1.34 to 2.17
2004                    815        1.00 to 1.38             853              0.77             0.70 to 1.25          -0.48 to 0.07
2003                    736        1.00 to 1.38             780              0.53             0.70 to 1.25         -0.52 to -0.11
AN Government Bond:
2007                    678        1.24 to 1.38             862              4.38             0.70 to 1.25           5.98 to 6.56
2006                    625        1.16 to 1.27             742              4.07             0.70 to 1.25           2.04 to 2.60
2005                    664        1.13 to 1.27             775              3.12             0.70 to 1.25           1.01 to 1.57
2004                    692        1.11 to 1.25             800              2.77             0.70 to 1.25           0.46 to 1.02
2003                    622        1.10 to 1.24             717              6.72             0.70 to 1.25           0.70 to 1.42

                                   At December 31,                                   For the year ended December 31,

                       Units       Unit Fair Value       Net Assets       Investment(1)     Expense Ratio(2)    Total Return(3)

                      (000s)      Lowest to Highest        (000s)         Income Ratio      Lowest to Highest     Lowest to Highest

AN High Yield Bond:
2007                    209        1.25 to 1.36             262              6.33             0.70 to 1.25           0.15 to 0.70
2006                    195        1.24 to 1.35             243              6.22             0.70 to 1.25           6.19 to 6.77
2005                    186        1.16 to 1.27             217              5.63             0.70 to 1.25         -3.56 to -3.03
2004                    175        1.20 to 1.31             210              6.70             0.70 to 1.25         10.22 to 10.83
2003                    102        1.08 to 1.18             111              7.92             0.70 to 1.25         17.00 to 17.65
AN Small-Cap/Mid-Cap:
2007                  5,193        0.37 to 1.28           2,326                --             0.70 to 1.25         27.42 to 28.13
2006                  6,204        0.29 to 1.00           2,142                --             0.70 to 1.25         13.24 to 14.02
2005                  4,036        0.26 to 0.87           1,254                --             0.70 to 1.25           2.71 to 3.12
2004                  3,753        0.25 to 0.85           1,112                --             0.70 to 1.25           6.97 to 7.58
2003                  2,939        0.23 to 0.79             777                --             0.70 to 1.25         82.30 to 83.33
AN International Stock:
2007                    129        1.05 to 1.61             170              1.79             0.70 to 1.25           8.08 to 8.68
2006                    133        0.97 to 1.49             154              2.09             0.70 to 1.25         18.24 to 18.89
2005                    115        0.82 to 1.25             112              1.35             0.70 to 1.25           5.32 to 5.89
2004                     98        0.78 to 1.18              90              1.01             0.70 to 1.25         13.10 to 13.73
2003                     60        0.66 to 1.04              48              1.19             0.70 to 1.25         34.12 to 34.87
(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units;
inclusion of these expenses in the calculation would result in a reduction in the total return presented.
(4) Period from May 1, 2005 (fund commencement) to December 31, 2005.
(5) Period from April 30, 2007 (fund commencement) to December 31, 2007.

(5) UNIT CHANGES

The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                                         Alger Small Cap            Alger Growth             Alger Inc & Gr
Number of units, December 31, 2005                               302,908                 867,327                    403,358
Units purchased                                                  354,475                 254,843                    127,023
Units redeemed                                                  (38,162)               (111,785)                   (40,088)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                               619,221               1,010,385                    490,293
Units purchased                                                  308,667                 160,722                    119,258
Units redeemed                                                  (85,684)                (71,016)                   (61,114)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               842,204               1,100,091                    548,437

                                                                                                              Alger Capital
                                                          Alger Balanced         Alger MidCap Gr               Appreciation
Number of units, December 31, 2005                               584,231                 853,963                    568,051
Units purchased                                                  186,372                 266,381                    209,961
Units redeemed                                                  (32,149)               (119,182)                   (32,332)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                               738,454               1,001,192                    745,680
Units purchased                                                  128,303                 249,744                    576,811
Units redeemed                                                  (80,466)                (87,051)                  (118,805)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               786,291               1,163,885                  1,203,686

                                                                                    Fed US Gov't    Fed High Inc Bond-Prim.
                                                             Fed Cap Inc              Securities                        Sh.
Number of units, December 31, 2005                                33,734                      81                    106,739
Units purchased                                                   12,494                  11,352                     24,267
Units redeemed                                                   (1,551)                    (42)                    (4,128)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                                44,677                  11,391                    126,878
Units purchased                                                    9,538                  28,414                     63,908
Units redeemed                                                  (10,261)                 (5,658)                   (18,576)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                                43,954                  34,147                    172,210

                                                                                                     Fed Quality Bond-Prim.
                                                    Fed Mid Cap Grow Str          Fed Equity Inc                        Sh.
Number of units, December 31, 2005                               136,909                 110,597                      1,751
Units purchased                                                   46,408                  24,830                      6,328
Units redeemed                                                  (38,460)                 (7,842)                       (43)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                               144,857                 127,585                      8,036
Units purchased                                                   66,305                  25,154                      5,396
Units redeemed                                                  (39,871)                (13,101)                    (4,181)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               171,291                 139,638                      9,251

                                                      Fed Kauf-Prim. Sh.            Fid Gr & Inc             Fid Equity Inc
Number of units, December 31, 2005                                   187                 820,649                  2,521,086
Units purchased                                                   36,426                  65,908                    265,726
Units redeemed                                                     (592)               (129,575)                  (213,728)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                                36,021                 756,982                  2,573,084
Units purchased                                                   13,636                 121,479                    280,746
Units redeemed                                                   (2,961)               (100,152)                  (273,841)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                                46,696                 778,309                  2,579,989

                                                              Fid Growth            Fid High Inc                     Fid MM
Number of units, December 31, 2005                             9,130,610                 567,421                    506,837
Units purchased                                                  480,846                  31,513                    140,397
Units redeemed                                                 (869,628)                (37,980)                   (54,079)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                             8,741,828                 560,954                    593,155
Units purchased                                                  371,133                  32,345                    179,671
Units redeemed                                                 (807,044)                (45,110)                  (282,955)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                             8,305,917                 548,189                    489,871

                                                            Fid Overseas            Fid Inv Grade Bond          Fid Asset Mgr
Number of units, December 31, 2005                             1,409,864                 337,527                  1,021,487
Units purchased                                                  264,317                  64,903                     50,288
Units redeemed                                                 (225,765)               (114,303)                  (153,905)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                             1,448,416                 288,127                    917,870
Units purchased                                                  418,255                  81,097                     62,765
Units redeemed                                                 (228,410)                (87,793)                   (91,847)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                             1,638,261                 281,431                    888,788

                                                           Fid Index 500          Fid ContraFund           Fid Asset Mgr Gr
Number of units, December 31, 2005                            11,805,662               5,411,864                  1,056,995
Units purchased                                                  553,969                 488,041                     70,225
Units redeemed                                                 (816,405)               (426,845)                  (257,133)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                            11,543,226               5,473,060                    870,087
Units purchased                                                  521,115                 280,560                     59,047
Units redeemed                                                 (889,300)               (457,908)                  (120,915)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                            11,175,041               5,295,712                    808,219

                                                            Fid Balanced              Fid Gr Opp                Fid Mid Cap
Number of units, December 31, 2005                               534,727               2,204,065                  5,304,535
Units purchased                                                   89,855                 197,307                    403,566
Units redeemed                                                  (71,842)               (321,808)                  (548,322)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                               552,740               2,079,564                  5,159,779
Units purchased                                                   76,780                 494,760                    273,672
Units redeemed                                                  (32,887)               (304,325)                  (710,614)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               596,633               2,269,999                  4,722,837

                                                          Fid Aggr Gr II       Fid Equity Inc II          Fid ContraFund II
Number of units, December 31, 2005                               713,413                  10,788                  2,117,558
Units purchased                                                  167,701                  90,355                    968,471
Units redeemed                                                 (117,136)                 (2,996)                  (120,537)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                               763,978                  98,147                  2,965,492
Units purchased                                                  163,713                 117,526                    817,057
Units redeemed                                                  (60,981)                (18,793)                  (262,137)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 2007                                   866,710                 196,880                  3,520,412

                                                        Fid Index 500 II         Fid Inv Grade Bond II         Fid Gr & Inc II
Number of units, December 31, 2005                             3,027,573                  22,675                      6,322
Units purchased                                                  779,197                  28,203                     76,570
Units redeemed                                                 (234,637)                 (4,310)                    (4,114)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                             3,572,133                  46,568                     78,778
Units purchased                                                  677,033                  23,624                     59,649
Units redeemed                                                 (195,390)                 (4,071)                    (4,046)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                             4,053,776                  66,121                    134,381

                                                           Fid Gr Opp II          Fid Mid Cap II                 Fid Val II
Number of units, December 31, 2005                               429,310               3,152,601                     52,409
Units purchased                                                  121,165               1,233,515                     41,261
Units redeemed                                                  (32,975)                (80,907)                   (41,697)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                               517,500               4,305,209                     51,973
Units purchased                                                  148,975               1,081,905                     19,376
Units redeemed                                                  (66,283)               (252,771)                    (6,576)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               600,192               5,134,343                     64,773

                                                        Fid Val Strat II         Fid Val Lead II               AIM Dynamics
Number of units, December 31, 2005                                11,893                  20,412                     71,028
Units purchased                                                   13,569                  39,603                     19,526
Units redeemed                                                     (749)                 (8,579)                    (5,911)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                                24,713                  51,436                     84,643
Units purchased                                                  342,827                  28,067                     33,668
Units redeemed                                                  (24,372)                 (4,905)                   (14,829)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               343,168                  74,598                    103,482

                                                    AIM Glob Health Care          AIM Technology           AIM Small Cap Eq
Number of units, December 31, 2005                               248,548                 262,430                         --
Units purchased                                                   69,968                  72,277                         --
Units redeemed                                                  (29,090)                (43,171)                         --
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                               289,426                 291,536                         --
Units purchased                                                   58,890                  73,494                    150,201
Units redeemed                                                  (45,440)                (33,358)                   (10,667)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               302,876                 331,672                    139,534

                                                             AIM Glob RE           AIM Utilities                AIM Fin Ser
Number of units, December 31, 2005                               351,961                 565,040                     53,670
Units purchased                                                  267,712                 394,774                     23,679
Units redeemed                                                  (29,421)               (151,692)                    (6,105)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                               590,252                 808,122                     71,244
Units purchased                                                  268,737                 561,389                     23,284
Units redeemed                                                 (241,468)               (169,091)                   (11,352)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               617,521               1,200,420                     83,176

                                                              MFS Growth         MFS Core Equity               MFS Research
Number of units, December 31, 2005                               232,237                 120,856                     22,303
Units purchased                                                   70,064                  19,164                      7,157
Units redeemed                                                  (22,538)                (13,965)                    (1,040)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                               279,763                 126,055                     28,420
Units purchased                                                   49,051                  25,587                      7,917
Units redeemed                                                  (27,156)                (10,619)                      (637)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               301,658                 141,023                     35,700

                                                           MFS Invest Tr          T. Rowe Eq Inc           T. Rowe Int'l St
Number of units, December 31, 2005                               125,656               3,618,824                    779,875
Units purchased                                                   18,970               1,074,466                    788,288
Units redeemed                                                   (6,101)               (384,435)                  (103,011)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                               138,525               4,308,855                  1,465,152
Units purchased                                                   31,905               1,218,728                    937,400
Units redeemed                                                  (25,831)               (356,545)                  (342,281)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               144,599               5,171,038                  2,060,271

                                                     T. Rowe Ltd Tm Bond      T. Rowe Mid-Cap Gr                  AN Growth
Number of units, December 31, 2005                               351,581               2,248,574                  6,970,116
Units purchased                                                   63,073                 237,690                    517,105
Units redeemed                                                  (25,392)               (270,076)                  (552,592)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                               389,262               2,216,188                  6,934,629
Units purchased                                                   75,106                 277,908                    364,967
Units redeemed                                                  (75,244)               (200,930)                  (648,735)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               389,124               2,293,166                  6,650,861

                                                               AN Eq Inc             AN Balanced                      AN MM
Number of units, December 31, 2005                             3,444,402               1,943,641                    807,134
Units purchased                                                  445,481                 254,413                  1,170,893
Units redeemed                                                 (250,245)               (243,186)                  (984,729)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                             3,639,638               1,954,868                    993,298
Units purchased                                                  342,270                 241,759                  1,580,860
Units redeemed                                                 (309,416)               (176,671)                (1,222,290)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                             3,672,492               2,019,956                  1,351,868

                                                           An Gov't Bond           AN High Yield          AN Sm-Cap/Mid-Cap
Number of units, December 31, 2005                               664,081                 185,834                  4,036,128
Units purchased                                                  108,156                  54,899                  2,763,135
Units redeemed                                                 (147,569)                (45,722)                  (594,774)
--------------------------------------------- --------------------------- ----------------------- --------------------------
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2006                               624,668                 195,011                  6,204,489
Units purchased                                                  266,543                  33,482                    499,402
Units redeemed                                                 (213,304)                (19,419)                (1,510,535)
--------------------------------------------- --------------------------- ----------------------- --------------------------
Number of units, December 31, 2007                               677,907                 209,074                  5,193,356

                                                             AN Int'l St
Number of units, December 31, 2005                               115,336
Units purchased                                                   32,898
Units redeemed                                                  (15,465)
--------------------------------------------- ---------------------------
--------------------------------------------- ---------------------------
Number of units, December 31, 2006                               132,769
Units purchased                                                   29,495
Units redeemed                                                  (33,381)
--------------------------------------------- ---------------------------
Number of units, December 31, 2007                               128,883

INDEPENDENT AUDITORS' REPORT

To the Stockholders and Board of Directors of
American National Insurance Company:

We have audited the accompanying consolidated statements of financial position of American National Insurance Company and subsidiaries (The Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, changes in stockholders' equity, comprehensive income and cash flows for each of the years in the three-year period ended December 31, 2007.
These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the
Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American National Insurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2007 in conformity with U.S.
generally accepted accounting principles.

KPMG LLP

March 10, 2008
Houston, Texas
KPMG LLP

CONSOLIDATED STATEMENTS OF INCOME
(In thousands, except for per share data)
 ------------------------------------------------------------------------------------------------------------------------------

                                                                                        December 31, 2007     December 31, 2006

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Investments, other than investments in unconsolidated affiliates:
     Debt securities:
       Bonds held-to-maturity, at amortizied                                                      $6,692,447    $ 6,789,250
       cost.....................................................................................
       Bonds available-for-sale, at                                                                3,837,988      3,465,405
       market...............................................................................................
     Marketable equity securities, at market:
       Preferred                                                                                      78,885         70,931
       stocks..............................................................................................................................
       Common                                                                                      1,194,982      1,156,147
       stocks.................................................................................................................
     Mortgage loans on real                                                                        1,547,207      1,379,344
     estate......................................................................................................
     Policy                                                                                          346,002        338,855
     loans........................................................................................................................................
     Investment real estate, net of accumulated depreciation of $173,520 and                         477,458        505,623
     $166,140........................
     Short-term                                                                                      698,262        714,200
     investments....................................................................................................................
     Other invested                                                                                   89,791        106,478
     assets..........................................................................................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
              Total                                                                               14,963,022     14,526,233
              investments....................................................................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                     134,069        214,877
   Cash.................................................................................................................................................................................
   Investments in unconsolidated                                                                     119,856         69,083
   affiliates........................................................................................
   Accrued investment                                                                                182,849        174,287
   income............................................................................................................
   Reinsurance ceded                                                                                 438,066        468,615
   receivables.........................................................................................................
   Prepaid reinsurance                                                                                66,772         77,243
   premiums.......................................................................................................
   Premiums due and other                                                                            286,600        296,152
   receivables.......................................................................................................
   Deferred policy acquisition                                                                     1,251,285      1,187,879
   costs...................................................................................................
   Property and equipment,                                                                            84,403         81,433
   net............................................................................................................
   Other                                                                                             156,787        187,971
   assets.............................................................................................................................................
   Separate account                                                                                  781,160        649,571
   assets..........................................................................................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
              Total                                                                          $ 18,464,869    $ 17,933,344
              assets............................................................................................................
============================================================================================================================
============================================================================================================================
LIABILITIES
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Policyholder funds:
     Future policy benefits:
                                                                                                  $2,384,818    $ 2,341,420
       Life................................................................................................................................................................................
                                                                                                     654,595        524,119
       Annuity...............................................................................................................................................................................
       Accident and                                                                                   94,072         98,036
       health...................................................................................................................
     Policy account                                                                                7,636,617      7,513,006
     balances..............................................................................................................
     Policy and contract                                                                           1,335,742      1,396,414
     claims........................................................................................................
     Participating policyholder                                                                      172,206        167,010
     share..................................................................................................
     Other policyholder                                                                              977,408        987,092
     funds..................................................................................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
              Total policyholder                                                                  13,255,458     13,027,097
              liabilities.....................................................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Current federal income                                                                             (3,145)        14,613
   taxes..........................................................................................................
   Deferred federal income                                                                            96,104         69,234
   taxes.........................................................................................................
   Liability for retirement                                                                          125,664        122,191
   benefits...................................................................................................
   Notes                                                                                             128,799        124,075
   payable..................................................................................................................................
   Other                                                                                             339,506        344,928
   liabilities................................................................................................................................
   Minority interests in                                                                               4,539          6,012
   subsidiaries.................................................................................................
   Separate account                                                                                  781,160        649,571
   liabilities............................................................................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
              Total                                                                               14,728,085     14,357,721
              liabilities........................................................................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
STOCKHOLDERS' EQUITY
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Capital                                                                                            30,832         30,832
   stock..................................................................................................................................
   Additional paid-in                                                                                  6,080          4,160
   capital................................................................................................................
   Accumulated other comprehensive                                                                   145,972        141,869
   income.........................................................................................
   Retained                                                                                        3,653,365      3,498,306
   earnings..........................................................................................................................
   Treasury stock, at                                                                               (99,465)       (99,544)
   cost....................................................................................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
              Total stockholders'                                                                  3,736,784      3,575,623
              equity................................................................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
              Total liabilities and stockholders'                                            $ 18,464,869    $ 17,933,344
              equity........................................................................
============================================================================================================================
============================================================================================================================
See accompanying notes to consolidated financial statements.
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY
(In thousands, except for per share data)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   2007           2006            2005
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Balance at beginning and end of year                                            $30,832       $ 30,832         $30,832
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Balance at beginning of                                                                4,160          2,212           1,698
year................................................................................
Issuance of treasury shares as restricted                                                (79)            --          (1,139)
stock................................................................
Amortization of restricted                                                             1,999          1,948            1,653
stock.......................................................................
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Balance at end of                                                                 6,080          4,160           2,212
     year.........................................................................................
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER COMPREHENSIVE INCOME
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Balance at beginning of                                                              141,869        139,024         214,755
year.......................................................................................
Change in unrealized gains on marketable securities,                                     268         28,935         (66,956)
net......................................
Foreign exchange                                                                         (17)            36              87
adjustments...........................................................................
Pension related changes other than net perdiodic pension                               3,852          8,497          (8,862)
cost......................................
Effect of FAS158 implementation on pension liability, net of                              --        (34,623)             --
tax................................
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Balance at end of                                                               145,972        141,869         139,024
     year...........................................................................................
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
RETAINED EARNINGS
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Balance at beginning of                                                            3,498,306      3,305,523       3,149,156
year......................................................................................
Net                                                                                  240,773        273,231         235,879
income.........................................................................................................
Cash dividends to common stockholders ($3.05, $3.01 and $2.97 per share)......       (81,531)       (80,448)        (79,315)
Cash dividends to minority stockholders of                                                --             --             (37)
subsidiaries.............................................
Redemption premium on subsidiary preferred                                                --             --            (160)
stock.........................................
FIN 48                                                                                (4,183)            --              --
Implementation...................................................................................................
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Balance at end of                                                             3,653,365      3,498,306       3,305,523
     year...........................................................................................
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
TREASURY STOCK
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Balance at beginning of                                                              (99,544)       (99,544)       (100,683)
year...........................................................................................
Net issuance of restricted                                                                79             --           1,139
stock.......................................................................................
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Balance at end of                                                               (99,465)       (99,544)        (99,544)
     year..............................................................................
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
STOCKHOLDERS' EQUITY
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Balance at end of                                                           $ 3,736,784     $3,575,623     $ 3,378,047
     year...........................................................................................
=============================================================================================================================

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(In thousands)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   2007           2006            2005
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net                                                                                $ 240,773       $273,231       $ 235,879
income..........................................................................................................
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Other comprehensive income (loss)
   Change in unrealized gains on marketable securities,                                  268         28,935         (66,956)
   net.........................................
   Foreign exchange                                                                      (17)            36              87
   adjustments....................................................................................
   Pension related changes other than net perdiodic pension cost........................             3,852          8,497          (8,862)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Total other comprehensive income (loss)                                           4,103         37,468         (75,731)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
     Total comprehensive income                                                     $244,876       $310,699        $160,148
=============================================================================================================================
=============================================================================================================================
 See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF CASH FLOWS
(In thousands)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                      2007          2006          2005
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Net                                                                                $240,773      $273,231      $235,879
   income.........................................................................................................................
   Adjustments to reconcile net income to net cash provided by operating activities:
     Increase in liabilities for policyholders'                                         81,961        95,443       216,075
     funds...................................................................
     Decrease in reinsurance ceded                                                      30,549        25,320         4,461
     receivable...........................................................................
     Charges to policy account                                                        (146,555)     (137,802)     (130,219)
     balances......................................................................................
     Interest credited to policy account                                               295,894       297,551       292,074
     balances.........................................................................
     Deferral of policy acquisition                                                   (465,362)     (411,141)     (424,550)
     costs......................................................................................
     Amortization of deferred policy acquisition                                       405,024       419,642       399,481
     costs...............................................................
     Deferred federal income tax                                                        25,539        10,584        (7,782)
     benefit.................................................................................
                                                                                        35,327        38,146        15,046
     Depreciation.......................................................................................................................................................
     Accrual and amortization of discounts and                                          15,619           983         6,063
     premiums.........................................................
     Gain from sale or disposal of investments,                                        (46,499)     (100,295)      (85,077)
     net....................................................................
     Equity in earnings of unconsolidated                                               (5,947)       (7,220)       (5,762)
     affiliates....................................................................
     Decrease (increase) in premiums                                                     9,552       (17,082)      (28,184)
     receivable.......................................................................
     Decrease (increase) in accrued investment                                          (8,562)       11,523        (2,985)
     income.............................................................
     Increase to liability for retirement                                                5,963        22,774        20,448
     benefits..........................................................................
     Other changes                                                                     (10,363)      (18,164)      (57,871)
     (net)..............................................................................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
       Net cash provided by operating activities                                       462,913       503,493       447,097
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Proceeds from sale or maturity of investments:
                                                                                       902,979     1,051,636     1,317,935
     Bonds..................................................................................................................................................................
                                                                                       277,429       191,001       242,015
     Stocks.................................................................................................................................................................
     Real                                                                               84,744       153,101        67,155
     estate...........................................................................................................................
     Other invested                                                                    104,743        94,562        69,266
     assets............................................................................................................
   Principal payments received on:
     Mortgage                                                                          223,956       157,474       207,065
     loans................................................................................................................
     Policy                                                                              5,472        13,085        11,039
     loans.........................................................................................................................
   Purchases of investments:
                                                                                    (1,142,453)     (648,741)   (1,843,744)
     Bonds..................................................................................................................................................................
                                                                                      (364,352)     (228,292)     (215,231)
     Stocks.................................................................................................................................................................
     Real                                                                              (46,295)       (2,157)      (15,686)
     estate.......................................................................................................................
     Mortgage                                                                         (386,137)     (323,207)     (311,768)
     loans............................................................................................................
     Policy                                                                            (10,237)      (20,589)      (19,278)
     loans....................................................................................................................
     Other invested                                                                    (50,115)      (22,294)     (101,180)
     assets............................................................................................................
   Decrease (increase) in short-term investments                                        19,881      (558,578)     (106,786)
   (net)................................................................
   Decrease (increase) in investment in unconsolidated affiliates                      (44,826)          915          (679)
   (net)........................................
   Increase in property and equipment                                                  (11,459)       (6,752)      (17,730)
   (net)................................................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
       Net cash used in investing activities                                          (436,670)     (148,836)     (717,607)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
FINANCING ACTIVITIES
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
   Policyholders' deposits to policy account                                         1,220,022     1,091,608     1,211,864
   balances................................................................
   Policyholders' withdrawals from policy account                                   (1,250,266)   (1,195,408)     (925,664)
   balances......................................................
   Increase (decrease) in notes                                                          4,724       (14,959)       10,531
   payable..................................................................................
   Dividends to                                                                        (81,531)      (80,448)      (79,352)
   stockholders..................................................................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
       Net cash provided by (used in) financing                                       (107,051)     (199,207)      217,379
       activities.............................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN                                                             (80,808)      155,450       (53,131)
CASH.............................................................................
   Cash:
     Beginning of the                                                                  214,877        59,427       112,558
     year...........................................................................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
       End of the                                                                     $134,069      $214,877       $59,427
       year......................................................................................................
============================================================================================================================
============================================================================================================================
See accompanying notes to consolidated financial statements.

1.NATURE OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------

American National Insurance Company and its consolidated subsidiaries (collectively "American National") operate primarily in the insurance industry. Operating on a multiple product line basis, American National offers a broad line of insurance coverages, including individual and group life, health, and annuities; personal lines property and casualty; and credit insurance. In addition, through non-insurance subsidiaries, American National offers mutual funds and invests in real estate. The majority (97%)
of revenues is generated by the insurance business. Business is conducted in all states and the District of Columbia, as well as
Puerto Rico, Guam and American Samoa. Through a subsidiary, American National also conducts business in Mexico. Various distribution systems are utilized, including home service, multiple line, group brokerage, credit, independent third party marketing organizations and direct sales to the public

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION
The consolidated financial statements include the accounts of American National Insurance Company and its subsidiaries. All significant intercompany transactions have been eliminated in consolidation. Investments in unconsolidated affiliates are shown at cost plus equity in undistributed earnings since the dates of acquisition.

The consolidated financial statements have been prepared on the basis of U.S. Generally Accepted Accounting Principles (GAAP).
GAAP for insurance companies differs from the basis of accounting followed in reporting to insurance regulatory authorities.

Certain reclassifications have been made to the 2006 and 2005 financial information to conform to the 2007 presentation.

USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from results reported using those estimates.

ACCOUNTING CHANGES
Stock-based compensation
Finacial Accounting Standard (FAS) No. 123 (revised), "Share-Based Payment" was issued in December of 2004. This statement revises the original requirements of FAS No. 123 "Accounting for Stock Based Compensation" to require the recognition of an expense for the cost of services received in exchange for the award of equity based instruments. The expense is to be recognized over the period during which the service must be provided in exchange for the award. This statement is effective as of the beginning of the first fiscal year after June 15, 2005. American National adopted the expensing of share-based payments when the original FAS No.
123 was issued in 1995 and the adoption of the revision on January 1, 2006 did not have a material impact on American National's financial statements.

Accounting changes and error corrections
FAS No. 154, "Accounting Changes and Error Corrections, a Replacement of APB Opinion No. 20 and FASB Statement No. 3" was issued in May of 2005. FAS 154 establishes, unless impracticable, retrospective application as the required method for reporting a voluntary change in accounting principle, or in the absence of explicit transition requirements, for a newly adopted accounting principle. The adoption of this statement on January 1, 2006 did not have a material impact on American National's financial statements.

Pension plan accounting and reporting
FAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans" was issued in September of 2006.
This statement requires employers to recognize, on the statement of financial position, the overfunded or underfunded status of a defined benefit postretirement plan, measured as the difference between the fair value of plan assets and the benefit obligation.
Employers must also recognize as a component of other comprehensive income, net of tax, the actuarial and experience gains and losses and the prior service costs and credits. This statement was effective for public entities for years ending after December
15, 2006. American National adopted this statement as of December 31, 2006. The adoption of this statement did not have a material impact on American National's financial statements.

Accounting for deferred acquisition costs
In September of 2005, the Accounting Standards Executive Committee issued Statement of Position (SOP) No. 05-01, "Accounting by
Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts." This
SOP provides guidance on accounting for deferred acquisition costs on internal replacements of insurance contracts. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. American National adopted SOP
05-01 on January 1, 2007. The adoption of SOP 05-01 did not have a material impact on American National's financial statements.

Accounting for hybrid financial instruments
FAS No. 155, "Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140" was issued in
February of 2006. FAS 155 amends FAS 133, "Accounting for Derivative Instruments and Hedging Activities" and FAS 140, "Accounting
for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." FAS 155 (i) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation, (ii) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133, (iii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, (iv) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and (v) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. The adoption of FAS 155 on January 1, 2007 did not have a material impact on American
National's financial statements.

Accounting for uncertainty in income taxes
In June of 2006, the Financial Accounting Standards Board issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty
in Income Taxes - an interpretation of FASB Statement No. 109." This statement clarifies the criteria for recognizing tax benefits under FASB Statement No. 109, "Accounting for Income Taxes." It also requires additional disclosures about uncertain tax positions. This statement is effective for fiscal years beginning after December 15, 2006. The adoption of FIN 48 on January 1,
2007 did not have a material impact on American National's financial statements.

Fair Value
In September 2006, the Financial Accounting Standards Board issued FAS No. 157, "Fair Value Measurements" (FAS 157). This
Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and requires additional disclosures about fair value measurements. Application of this statement to nonfinancial assets and liabilities is required for fiscal years beginning after November 15, 2008. Early adoption of this statement for all fair value measurements is permitted for fiscal years beginning after November 15, 2007. American National adopted FAS No. 157 on January 1,
2008. The adoption of FAS No. 157 did not have a material impact on American National's consolidated financial statements.

In February 2007, the Financial Accounting Standards Board issued FAS No. 159, "The Fair Value Option for Financial Assets and
Financial Liabilities Including an amendment of FASB Statement No. 115" (FAS 159). This statement permits measuring many financial instruments and certain other items at fair value. This statement is effective for fiscal years beginning after November 15, 2007.
American National adopted FAS No. 159 on January 1, 2008. The adoption of FAS No. 159 did not have a material impact on American
National's consolidated financial statements.

Accounting for noncontrolling interests
In December 2007, the Financial Accounting Standards Board issued FAS No. 160, "Noncontrolling Interests in Consolidated Financial
Statements - an amendment of ARB No. 51" (FAS 160). This statement requires changes to the reporting of noncontrolling interests in consolidated financial statements. This statement is effective for fiscal years beginning on or after December 15, 2008, with early adoption prohibited. American National is currently assessing the impact of FAS No. 160.

INVESTMENTS
Marketable securities
Debt securities: Bonds that are intended to be held-to-maturity are carried at amortized cost. The carrying value of these debt securities is expected to be realized, due to American National's ability and intent to hold these securities until maturity.
Bonds held as available-for-sale are carried at market.

Preferred stocks
All preferred stocks are classified as available-for-sale and are carried at market.

Common stocks
All common stocks are classified as available-for-sale and are carried at market.

Unrealized gains
For all investments carried at market, the unrealized gains or losses (differences between amortized cost and market value), net of applicable federal income taxes, are reflected in stockholders' equity as a component of accumulated other comprehensive income.

Impairments
All marketable securities are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds market value, the duration of the market decline, and the financial health of and specific prospects for the issuer. Losses that are determined to be other than temporary are recognized in current period income as a realized loss.

Mortgage loans
Mortgage loans on real estate are carried at amortized cost, less allowance for valuation impairments. The mortgage loan portfolio is closely monitored through the review of loan and property information, such as debt service coverage, annual operating statements and property inspection reports. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, impaired loans are identified and valuation allowances are established. Impaired loans are those which, based on current information and events, it is probable that American
National will be unable to collect all amounts due, according to the contractual terms of the loan agreement.

Policy loans
Policy loans are carried at cost.

Investment real estate
Investment real estate is carried at cost, less allowance for depreciation and valuation impairments. Depreciation is provided over the estimated useful lives of the properties (15 to 50 years) using straight-line and accelerated methods.

American National's real estate portfolio is closely monitored through the review of operating information and periodic inspections. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, if there is any indication of an adverse change in the economic condition of a property, a complete cash flow analysis is performed to determine whether or not an impairment allowance is necessary. If a possible impairment is indicated, the fair market value of the property is estimated using a variety of techniques, including cash flow analysis, appraisals and comparison to the values of similar properties. If the book value is greater than the estimated fair market value, an impairment allowance is established.

Short-term investments
Short-term investments (primarily commercial paper) are carried at amortized cost.

Other invested assets
Other invested assets are carried at cost, less allowance for valuation impairments. Valuation allowances for other invested assets are considered on an individual basis in accordance with the same procedures used for investment real estate.

Investment valuation allowances
Investment valuation allowances are established for impairments of mortgage loans, real estate and other assets in accordance with the policies established for each class of asset. The increase in the valuation allowances is reflected in current period income as a realized loss.

Management believes that the valuation allowances are adequate. However, it is possible that a significant change in economic conditions in the near term could result in losses exceeding the amounts established.

Derivative instruments and hedging activities
American National purchases derivative instruments only as hedges of the fair value of a recognized asset or liability. All derivatives are carried at fair value. The amount of derivatives at December 31, 2007 and 2006 was immaterial.

CASH AND CASH EQUIVALENTS
American National considers cash on-hand and in-banks plus amounts invested in money market funds as cash for purposes of the consolidated statements of cash flows.

INVESTMENTS IN UNCONSOLIDATED AFFILIATES
These assets are primarily investments in real estate and equity fund joint ventures, and are accounted for under the equity method of accounting.

PROPERTY AND EQUIPMENT
These assets consist of buildings occupied by the companies, electronic data processing equipment, and furniture and equipment.
These assets are carried at cost, less accumulated depreciation. Depreciation is provided using straight-line and accelerated methods over the estimated useful lives of the assets (3 to 50 years).

FOREIGN CURRENCIES
Assets and liabilities recorded in foreign currencies are translated at the exchange rate on the balance sheet date. Revenue and expenses are translated at average rates of exchange prevailing during the year. Translation adjustments resulting from this process are charged or credited to other accumulated comprehensive income.

INSURANCE SPECIFIC ASSETS AND LIABILITIES
Deferred policy acquisition costs
Certain costs of acquiring new insurance business have been deferred. For life, annuity and accident and health business, such costs consist of inspection report and medical examination fees, commissions, related fringe benefit costs and the cost of insurance in force gained through acquisitions. The amount of commissions deferred includes first-year commissions and certain subsequent year commissions that are in excess of ultimate level commission rates.

The deferred policy acquisition costs on traditional life and health products are amortized with interest over the anticipated premium-paying period of the related policies, in proportion to the ratio of annual premium revenue to be received over the life of the policies. Expected premium revenue is estimated by using the same mortality and withdrawal assumptions used in computing liabilities for future policy benefits. The amount of deferred policy acquisition costs is reduced by a provision for possible inflation of maintenance and settlement expenses in the determination of such amounts by means of grading interest rates.

Costs deferred on universal life, limited pay and investment type contracts are amortized as a level percentage of the present value of anticipated gross profits from investment yields, mortality, and surrender charges. The effect on the deferred policy acquisition costs that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated stockholders' equity as of the balance sheet date. It is possible that a change in interest rates could have a significant impact on the deferred policy acquisition costs calculated for these contracts.

Deferred policy acquisition costs associated with property and casualty insurance business consist principally of commissions, underwriting and issue costs. These costs are amortized over the coverage period of the related policies, in relation to premium revenue recognized.

Future policy benefits
For traditional products, liabilities for future policy benefits have been provided on a net level premium method based on estimated investment yields, withdrawals, mortality, and other assumptions that were appropriate at the time that the policies were issued. Estimates used are based on the companies' experience, as adjusted to provide for possible adverse deviation. These estimates are periodically reviewed and compared with actual experience. When it is determined that future expected experience differs significantly from existing assumptions, the estimates are revised for current and future issues.

Future policy benefits for universal life and investment-type contracts reflect the current account value before applicable surrender charges.

RECOGNITION OF PREMIUM REVENUE AND POLICY BENEFITS
Traditional ordinary life and health
Life and accident and health premiums are recognized as revenue when due. Benefits and expenses are associated with earned premiums to result in recognition of profits over the life of the policy contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

Annuities
Revenues from annuity contracts represent amounts assessed against contract holders. Such assessments are principally surrender charges and, in the case of variable annuities, administrative fees. Policy account balances for annuities represent the deposits received plus accumulated interest less applicable accumulated administrative fees.

Universal life and single premium whole life
Revenues from universal life policies and single premium whole life policies represent amounts assessed against policyholders.
Included in such assessments are mortality charges, surrender charges actually paid and earned policy service fees. Policyholder account balances consist of the premiums received plus credited interest, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of account balances returned to policyholders.

Property and casualty
Property/casualty premiums are recognized as revenue proportionately over the contract period. Policy benefits consist of actual claims and the change in reserves for losses and loss adjustment expenses. The reserves for losses and loss adjustment expenses are estimates of future payments of reported and unreported claims and the related expenses with respect to insured events that have occurred. These reserves are calculated using case-basis estimates for reported losses and experience for claims incurred but not reported. These loss reserves are reported net of an allowance for salvage and subrogation. Management believes that American
National's reserves have been appropriately calculated, based on available information as of December 31, 2007. However, it is possible that the ultimate liabilities may vary significantly from these estimated amounts.

PARTICIPATING INSURANCE POLICIES
A portion of the life insurance portfolio is written on a participating basis. Participating business comprised approximately 8.2%
of the life insurance in force at December 31, 2007 and 5.4% of life premiums in 2007. Of the total participating business, 69.7%
was written by Farm Family Life Insurance Company (Farm Family Life). For the participating business excluding Farm Family Life, the allocation of dividends to participating policyowners is based upon a comparison of experienced rates of mortality, interest and expenses, as determined periodically for representative plans of insurance, issue ages and policy durations, with the corresponding rates assumed in the calculation of premiums.

For the Farm Family Life participating business, profits earned on participating business are reserved for the payment of dividends to policyholders, except for the stockholders' share of profits on participating policies, which is limited to the greater of 10% of the profit on participating business, or 50 cents per thousand dollars of the face amount of participating life insurance in force. Participating policyholders' interest includes the accumulated net income from participating policies reserved for payment to such policyholders in the form of dividends (less net income allocated to stockholders as indicated above) as well as a pro rata portion of unrealized investment gains (losses), net of tax.

FEDERAL INCOME TAXES
American National and its eligible subsidiaries will file a consolidated life/non-life federal income tax return for 2007. Certain subsidiaries that are consolidated for financial reporting are not eligible to be included in the consolidated federal income tax return. Separate provisions for income taxes have been determined for these entities.

Deferred federal income tax assets and liabilities have been recognized to reflect the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.
Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

American National recognizes tax benefits on uncertain tax positions only if it is more likely than not that the tax position will be sustained by taxing authorities, based on the technical merits of the position. Tax benefits recognized in the financial statements are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. Tax benefits not meeting the more likely than not threshold are included with "Other liabilities" in the Consolidated
Statements of Financial Position.

Interest expense is classified as "Other operating costs and expenses" in the Consolidated Statements of Income. Penalties, if
applicable, are classified as current federal income taxes in the Consolidated Statements of Income.

STOCK-BASED COMPENSATION
American National uses the fair value method to account for stock-based compensation.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
The separate account assets and liabilities represent funds maintained to meet the investment objectives of contract holders who bear the investment risk. The investment income and investment gains and losses from these separate funds accrue directly to the contract holders of the policies supported by the separate accounts. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of American National. The assets of these accounts are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in these consolidated financial statements.

3.INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

The amortized cost and estimated fair values of investments in held-to-maturity and available-for-sale securities are shown below
(in thousands):

----------------------------------------------------------------------------------------------------------------------------
December 31, 2007                             Amortized    Gross Unrealized Gains  Gross Unrealized   Estimated Fair Value
                                                Cost                                    Losses
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES
  Bonds held-to-maturity:
    U.S. Government and agencies.......         $ 219,804                $1,444             $ (312)             $ 220,936
    States and political subdivisions..           228,122                 4,052               (469)               231,705
    Foreign governments................             5,868                   664                  --                 6,532
    Public utilities...................           411,353                 5,985             (4,457)               412,881
    All other corporate bonds..........         5,122,513                89,488            (96,508)             5,115,493
    Mortgage-backed securities.........           704,787                 4,542            (11,703)               697,626
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Total bonds held-to-maturity.....         6,692,447               106,175           (113,449)             6,685,173
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Bonds available-for-sale:
    U.S. Government and agencies.......            30,616                   501                  --                31,117
    States and political subdivisions..           416,425                 3,830               (512)               419,743
    Foreign governments................               800                    --                (23)                   777
    Public utilities...................           192,333                 8,714             (1,604)               199,443
    All other corporate bonds..........         2,784,555                35,486            (83,992)             2,736,049
    Mortgage-backed securities.........           458,553                 2,966            (10,660)               450,859
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Total bonds available-for-sale...         3,883,282                51,497            (96,791)             3,837,988
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
        Total debt securities..........        10,575,729               157,672           (210,240)            10,523,161
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
MARKETABLE EQUITY SECURITIES
    Preferred stock....................            87,422                 1,742            (10,279)                78,885
    Common stock.......................           866,371               375,402            (46,791)             1,194,982
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total marketable equity securities.....           953,793               377,144            (57,070)             1,273,867
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total investments in securities........       $11,529,522              $534,816          $(267,310)           $11,797,028
============================================================================================================================
============================================================================================================================

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
December 31, 2006                             Amortized    Gross Unrealized Gains  Gross Unrealized   Estimated Fair Value
                                                Cost                                    Losses
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES
  Bonds held-to-maturity:
    U.S. Government and agencies.......     $   249,294                  $124             $ (6,387)    $       243,031
    States and political subdivisions..         213,993                 3,512               (1,166)            216,339
    Foreign governments................           5,910                   568                   --               6,478
    Public utilities...................         456,818                 5,958               (7,684)            455,092
    All other corporate bonds..........       5,122,533                67,439             (101,608)          5,088,364
    Mortgage-backed securities.........         740,702                 2,501              (13,702)            729,501
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Total bonds held-to-maturity.....       6,789,250                80,102             (130,547)          6,738,805
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Bonds available-for-sale:
    U.S. Government and agencies.......          61,540                   259                 (721)             61,078
    States and political subdivisions..         293,136                 2,062               (1,734)            293,464
    Foreign governments................             811                    --                  (22)                789
    Public utilities...................         196,913                 8,391               (3,685)            201,619
    All other corporate bonds..........       2,503,262                21,941              (57,954)          2,467,249
    Mortgage-backed securities.........         450,594                 1,775              (11,163)            441,206
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Total bonds available-for-sale...       3,506,256                34,428              (75,279)          3,465,405
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total debt securities..................      10,295,506               114,530             (205,826)         10,204,210
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
MARKETABLE EQUITY SECURITIES
    Preferred stock....................          69,924                 1,892                 (885)             70,931
    Common stock.......................         838,697               344,091              (26,641)          1,156,147
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total marketable equity securities.....         908,621               345,983              (27,526)          1,227,078
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total investments in securities........     $11,204,127              $460,513           $ (233,352)        $ 11,431,288
============================================================================================================================
DEBT SECURITIES
The amortized cost and estimated fair value, by contractual maturity, of debt securities at December 31, 2007, are shown below (in thousands). Expected maturities will differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

----------------------------------------------------------------------------------------------------------------------------
                                                           Bonds Held-to-Maturity            Bonds Available-for-Sale
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                         Amortized         Estimated        Amortized         Estimated
                                                            Cost          Fair Value           Cost          Fair Value
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Due in one year or less..........................            $320,762         $322,051          $110,800         $114,886
Due after one year through five years............           1,996,045        2,029,972         1,057,639        1,055,774
Due after five years through ten years...........           3,140,202        3,107,573         2,111,861        2,065,782
Due after ten years..............................             530,749          528,124           129,179          135,618
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                            5,987,758        5,987,720         3,409,479        3,372,060
Without single maturity date.....................             704,689          697,453           473,803          465,928
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                          $ 6,692,447      $ 6,685,173        $3,883,282      $ 3,837,988
============================================================================================================================

Available-for-sale securities are sold throughout the year for various reasons. Additionally, both available-for-sale securities and held-to-maturity securities are called or otherwise redeemed by the issuer. Proceeds from the disposals of these securities, with the gains and losses realized, are shown below (in thousands).

----------------------------------------------------------------------------------------------------------------------------
                                                                             2007              2006             2005
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Proceeds from sales of available-for-sale securities..............       $ 166,493         $ 425,033         $ 308,763
  Gross gains realized............................................           34,033            73,541           67,384
  Gross losses realized...........................................            2,069             8,040            4,408
Proceeds from bonds called or otherwise redeemed by the issuer....       $ 769,068         $ 773,399         $1,251,187
  Gross gains realized............................................            3,973             9,781            7,255
  Gross losses realized...........................................            4,492               557              420
============================================================================================================================

In 2007, securities with an amortized cost of $27,239,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuers' creditworthiness. An unrealized loss of $98,000 was established at the time of the transfer.

In 2006, securities with an amortized cost of $69,631,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuers' creditworthiness. An unrealized loss of $6,822,000 was established at the time of the transfer.

In 2005, securities with an amortized cost of $28,014,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuers' creditworthiness. At the time of the transfer, no unrealized gain or loss was recognized.

All gains and losses were determined using specific identification of the securities sold.

In accordance with various government and state regulations, American National and its insurance subsidiaries had bonds with an amortized value of $55,109,000 at December 31, 2007, on deposit with appropriate regulatory authorities.

UNREALIZED GAINS AND LOSSES ON SECURITIES

Unrealized gains on marketable equity securities and bonds available-for-sale, presented in the stockholder's equity section of the consolidated statements of financial position, are net of deferred tax liabilities of $101,244,000, $101,114,000, and
$84,925,000 for 2007, 2006, and 2005 respectively.

The change in the net unrealized gains on investments for the years ended December 31 are summarized as follows (in thousands):

-----------------------------------------------------------------------------------------------------------------------------
                                                                             2007              2006              2005
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Bonds available-for-sale..........................................         $ (4,443)       $(38,062)         $(79,308)
Preferred stocks..................................................           (9,544)           150             1,748
Common stocks.....................................................           11,161          70,520            (52,753)
Index options.....................................................               --              --               75
Amortization of deferred policy acquisition costs.................            3,080         13,675            24,544
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                254          46,283           (105,694)
  Provision for federal income taxes..............................             (130)      (16,189)            36,894
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                              $ 124        $ 30,094          $(68,800)
Change in unrealized gains of investments
  attributable to participating policyholders' interest...........              144        (1,159)             1,844
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
  Total...........................................................            $ 268        $ 28,935          $(66,956)
=============================================================================================================================

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are summarized as follows (in thousands):

----------------------------------------------------------------------------------------------------------------------------
December 31, 2007                             Less than 12 months         12 months or more                Total
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                            Unrealized      Fair       Unrealized       Fair      Unrealized      Fair
                                              Losses        Value        Losses        Value        Losses       Value
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Bonds held-to-maturity:
  U.S. Government and agencies..........           $110     $110,254          $202       $38,697        $312      $148,951
  States and political subdivisions.....            252      217,143           217        19,208         469       236,351
  Public utilities......................             12       17,070         4,445       185,592       4,457       202,662
  All other corporate bonds.............         12,911      262,789        83,597     2,612,728      96,508     2,875,517
  Mortgage-backed securities............            813       66,636        10,890       478,611      11,703       545,247
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
    Total held-to-maturity..............         14,098      673,892        99,351     3,334,836     113,449     4,008,728
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Bonds available-for-sale:
  U.S. Government and agencies..........             --        8,053            --            --          --         8,053
  States and political subdivisions.....            336      366,116           176        38,309         512       404,425
  Foreign governments...................             --           --            23           777          23           777
  Public utilities......................        (1,953)        4,604         3,557       129,595       1,604       134,199
  All other corporate bonds.............          7,728      164,151        76,264     1,469,709      83,992     1,633,860
  Mortgage-backed securities............            185    1,381,105        10,475       338,970      10,660     1,720,075
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
    Total available-for-sale............          6,296    1,924,029        90,495     1,977,360      96,791     3,901,389
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Total debt securities.............         20,394    2,597,921       189,846     5,312,196     210,240     7,910,117
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Marketable equity securities:
  Preferred stock.......................         10,279       64,223            --            --      10,279        64,223
  Common stock..........................         46,791      472,595            --            --      46,791       472,595
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
    Total marketable equity securities..         57,070      536,818            --            --      57,070       536,818
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Total investments in securities...        $77,464            $      $189,846   $ 5,312,196    $267,310   $ 8,446,935
                                                           3,134,739
============================================================================================================================

----------------------------------------------------------------------------------------------------------------------------
December 31, 2006                             Less than 12 months         12 months or more                Total
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                            Unrealized      Fair       Unrealized       Fair      Unrealized      Fair
                                              Losses        Value        Losses        Value        Losses       Value
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Bonds held-to-maturity:
  U.S. Government and agencies..........   $  2,860      $85,999        $3,527      $ 140,028      $ 6,387    $ 226,027
  States and political subdivisions.....            42        160,064       1,124          54,089      1,166        214,153
  Public utilities......................           809         84,292       6,875         177,338      7,684        261,630
  All other corporate bonds.............         4,951        589,254      96,657       2,876,138    101,608      3,465,392
  Mortgage-backed securities............           730        109,273      12,972         513,568     13,702        622,841
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
    Total held-to-maturity..............         9,392      1,028,882     121,155       3,761,161    130,547      4,790,043
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Bonds available-for-sale:
  U.S. Government and agencies..........           484         46,448         237          14,527        721         60,975
  States and political subdivisions.....           110        135,118       1,624         141,488      1,734        276,606
  Foreign governments...................            --             --          22             789         22            789
  Public utilities......................   (1,692)              1,417       5,377         123,381      3,685        124,798
  All other corporate bonds.............         4,296        428,920      53,658       1,665,177     57,954      2,094,097
  Mortgage-backed securities............            52         34,967      11,111         359,931     11,163        394,898
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
    Total available-for-sale............         3,250        646,870      72,029       2,305,293     75,279      2,952,163
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Total debt securities.............        12,642      1,675,752     193,184       6,066,454    205,826      7,742,206
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Marketable equity securities:
  Preferred stock.......................           885         60,226          --              --        885         60,226
  Common stock..........................        26,641        360,457          --              --     26,641        360,457
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
    Total marketable equity securities..        27,526        420,683          --              --     27,526        420,683
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Total investments in securities...   $ 40,168      $2,096,435     $193,184    $6,066,454     $233,352   $8,162,889
============================================================================================================================

Bonds
American National evaluates all bonds that have unrealized losses on a quarterly basis to determine if the creditworthiness of any of the bonds has deteriorated to a point that would prevent American National from realizing the full amount at maturity. For those bonds where management believes that the full amount will not be realized, an other-than-temporary impairment is recorded.
On all other bonds where management does not believe there is a credit problem, American National has the ability and intent to hold these bonds until a market price recovery or maturity and, therefore, these bonds are not considered to be other-than-temporarily impaired.

Marketable equity securities
American National evaluates all marketable equity securities on a quarterly basis and recognizes an other-than-temporary impairment on all of those where fair value is less than 80% of book value for nine consecutive months or more. All securities which have an unrealized loss are also evaluated for credit quality, and impairments are recognized for any securities, regardless of the length of time that they have had an unrealized loss, where management believes the carrying value will not be realized. For the remaining securities with unrealized losses, management believes the losses are temporary, and American National has the ability and intent to hold these securities until a market price recovery.

MORTGAGE LOANS
In general, mortgage loans are secured by first liens on income-producing real estate. The loans are expected to be repaid from the cash flows or proceeds from the sale of real estate. American National generally allows a maximum loan-to-collateral-value ratio of 75% to 90% on newly funded mortgage loans. As of December 31, 2007, mortgage loans have fixed rates from 5.15% to 12.00%
and variable rates from 5.75% to 9.00%. The majority of the mortgage loan contracts require periodic payments of both principal and interest, and have amortization periods of 3 years to 30 years.

American National has investments in first lien mortgage loans on real estate with carried values of $1,547,207,000 and
$1,379,344,000 at December 31, 2007 and 2006, respectively. Problem loans, on which valuation allowances were established, totaled
$9,394,000 and $9,693,000 at December 31, 2007 and 2006, respectively. The valuation allowances on those loans totaled $1,053,000 at both December 31, 2007 and 2006.

POLICY LOANS
All of American National's policy loans carried interest rates ranging from 4.00% to 8.00% at December 31, 2007.

INVESTMENT INCOME AND REALIZED GAINS (LOSSES)
Investment income and realized gains (losses) on investments, before federal income taxes, for the years ended December 31 are summarized as follows (in thousands):
-----------------------------------------------------------------------------------------------------------------------------
                                                      Investment Income                  Gains (Losses) on Investments
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                               2007         2006          2005          2007         2006          2005
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Bonds.................................      $620,035      $610,268     $590,117      $    366      $  3,192     $(8,737)
Preferred stocks......................        4,561         3,356        3,107            --           (6)          110
Common stocks.........................       27,002        28,641       23,457        23,913        62,872       64,805
Mortgage loans........................      103,627       104,052      100,727            --            --           --
Real estate...........................      126,926       151,099      107,725        24,035        26,888        9,510
Other invested assets.................       41,770        57,034       63,386           (40)           92       17,480
Investment in unconsolidated affiliates           --            --           --           --            --           --
                                            923,921       954,450      888,519        48,274        93,038       83,168
Investment expenses...................       (110,176)    (117,785)      (99,996)          --            --           --
Decrease (increase) in valuation                  --            --           --      (1,775)         7,257        1,909
allowances............................
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                            $813,745      $836,665     $788,523      $46,499       $100,295     $85,077
=============================================================================================================================
Included in the realized losses are markdowns of available-for-sale securities due to other-than-temporary declines in the value of the securities. The markdowns totaled $7,166,000 in 2007, $8,667,000 in 2006, and $13,633,000 in 2005.

4. CONCENTRATIONS OF CREDIT RISK ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

American National employs a strategy to invest funds at the highest return possible commensurate with sound and prudent underwriting practices to ensure a well-diversified investment portfolio.

BONDS:
Management believes American National's bond portfolio is
diversified and of investment grade. The bond portfolio distributed by quality rating at December 31 is summarized
at right:

COMMON STOCK
American National's stock portfolio by market sector distribution at December 31 is summarized as follows:

----------------------------------------------------------------------------------------------------------------------------
                                                                                               2007             2006
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Materials............................................................................             3%               3%
Industrials..........................................................................             8%               9%
Consumer goods.......................................................................            19%              18%
Energy and utilities.................................................................            13%              11%
Financials...........................................................................            24%              28%
Information technology...............................................................            13%              11%
Health care..........................................................................            11%              10%
Communications.......................................................................             3%               4%
Mutual funds.........................................................................             6%               6%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                100%             100%
============================================================================================================================

MORTGAGE LOANS AND INVESTMENT REAL ESTATE
American National invests primarily in the commercial sector in areas that offer the potential for property value appreciation. Generally, mortgage loans are secured by first liens on income-producing real estate.

Mortgage loans and investment real estate by property type distribution at December 31 are summarized as follows:

----------------------------------------------------------------------------------------------------------------------------
                                                               Mortgage Loans                  Investment Real Estate
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                            2007             2006              2007             2006
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Office buildings..............                               25%            24%                 20%              20%
 Shopping centers..............                               24%            30%                 23%              21%
 Commercial....................                                9%             7%                  1%               2%
 Hotels/motels.................                               15%            17%                  2%               2%
 Industrial....................                               24%            19%                 43%              44%
 Other.........................                                3%             3%                 11%              11%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                             100%           100%                100%             100%
============================================================================================================================

American National has a diversified portfolio of mortgage loans and real estate properties.Mortgage loans and real estate investments by geographic distribution at December 31 are as follows:

----------------------------------------------------------------------------------------------------------------------------
                                                               Mortgage Loans                  Investment Real Estate
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                           2007              2006              2007             2006
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
New England....................                               7%                7%                --               --
Middle Atlantic................                              11%               10%                --               --
East North Central.............                              15%               13%                6%              10%
West North Central.............                               3%                2%                2%               1%
South Atlantic.................                              16%               12%               17%              17%
East South Central.............                               4%                5%               11%              11%
West South Central.............                              23%               28%               60%              58%
Mountain.......................                               5%                6%                1%               1%
Pacific........................                              16%               17%                3%               2%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                            100%              100%              100%             100%
============================================================================================================================

5. FAIR VALUE OF FINANCIAL INSTRUMENTS
------------------------------------------------------------------------------------------------------------------------------------

Estimated fair values of financial instruments have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in developing the estimates of fair value. Accordingly, these estimates are not necessarily indicative of the amounts that could be realized in a current market exchange, or the amounts that may ultimately be realized. The use of different market assumptions or estimating methodologies could have a material effect on the estimated fair values.

DEBT SECURITIES
The estimated fair values for bonds represent quoted market values from published sources or bid prices obtained from securities dealers.

MARKETABLE EQUITY SECURITIES
Fair values for preferred and common stocks represent quoted market prices obtained from independent pricing services.

MORTGAGE LOANS
The fair value for mortgage loans is estimated using discounted cash flow analyses based on interest rates currently being offered for comparable loans. Loans with similar characteristics are aggregated for purposes of the analyses.

POLICY LOANS
The carrying amount for policy loans approximates their fair value, because the policy loans cannot be separated from the policy contract.

SHORT-TERM INVESTMENTS
The carrying amount for short-term investments approximates their fair value.

INVESTMENT CONTRACTS
The fair value of investment contract liabilities is estimated using a discounted cash flow model, assuming the companies' current interest rates on new products. The carrying value for these contracts approximates their fair value.

NOTES PAYABLE
The carrying amount for notes payable approximates their fair value.

INVESTMENT COMMITMENTS

American National's investment commitments are all short-term in duration, and the fair value was not significant at December 31,
2007 or 2006.

VALUES:
The carrying amounts and estimated fair values of financial instruments at December 31 are as follows (in thousands):

-----------------------------------------------------------------------------------------------------------------------------
                                                                    2007                                2006
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                      Carrying Amount      Estimated     Carrying Amount      Estimated
                                                                          Fair Value                          Fair Value
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
 Bonds:
 Held-to-maturity...............................           $ 6,692,447      $ 6,685,173    $ 6,789,250       $6,738,805
 Available-for-sale.............................             3,837,988        3,837,988      3,465,405        3,465,405
 Preferred stock.................................                78,885           78,885         70,931           70,931
 Common stock....................................             1,194,982        1,194,982      1,156,147        1,156,147
 Mortgage loans on real estate...................             1,547,207        1,549,488      1,379,344        1,390,372
 Policy loans....................................               346,002          346,002        338,855          338,855
 Short-term investments..........................               698,262          698,262        714,200          714,200
FINANCIAL LIABILITIES
 Investment contracts............................             5,927,300        5,927,300      5,841,358        5,841,358
 Notes payable...................................               128,799         128,799         124,075          124,075
-----------------------------------------------------------------------------------------------------------------------------

6. DEFERRED POLICY ACQUISITION COSTS
------------------------------------------------------------------------------------------------------------------------------------

Deferred policy acquisition costs and premiums for the years ended December 31, 2007, 2006, and 2005 are summarized as follows (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                Life and      Accident and   Property and       Total
                                                                Annuity          Health        Casualty
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2004............................      $ 934,860       $  92,883       $ 105,288      $1,133,031
  Additions.............................................        170,016          17,830         236,704        424,550
  Amortization..........................................       (154,296)        (18,917)      (226,268)       (399,481)
  Effect of change in unrealized gains on                        24,544             --              --          24,544
  available-for-sale securities.........................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Net change............................................         40,264            (1,087)       10,436         49,613
  Foreign exchange effect...............................             69             --              --              69
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2005............................      $ 975,193       $  91,796       $ 115,724      $1,182,713
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Additions.............................................        151,023          16,799         243,319        411,141
  Amortization..........................................       (158,848)        (22,929)      (237,865)       (419,642)
  Effect of change in unrealized gains on                        13,675              --              --         13,675
  available-for-sale securities.........................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Net change............................................          5,850            (6,130)        5,454          5,174
  Foreign exchange effect...............................            (8)              --              --            (8)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2006............................      $ 981,035       $  85,666       $ 121,178      $1,187,879
============================================================================================================================
============================================================================================================================
  Additions.............................................        216,660          18,735         232,138        467,533
  Amortization..........................................       (156,017)        (24,508)      (224,499)       (405,024)
  Effect of change in unrealized gains on                         3,080              --              --          3,080
  available-for-sale securities.........................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Net change............................................         63,723            (5,773)        7,639         65,589
  Acquisitions..........................................           (2,170)           --              --           (2,170)
  Foreign exchange effect...............................           (13)              --              --           (13)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2007............................      $1,042,575      $  79,893       $ 128,817      $1,251,285
============================================================================================================================
============================================================================================================================
2007 premiums...........................................      $ 547,394       $ 283,765       $1,177,217     $2,008,376
============================================================================================================================
============================================================================================================================
2006 premiums...........................................      $ 449,145       $ 303,285       $1,234,300     $1,986,730
============================================================================================================================
============================================================================================================================
2005 premiums...........................................      $ 398,156       $ 338,437       $1,248,153     $1,984,746
============================================================================================================================

Commissions comprise the majority of the additions to deferred policy acquisition costs for each year.

Acquisitions relate to the purchase of various insurance portfolios under assumption reinsurance agreements.

Acquisition costs for American National's Mexican subsidiary are maintained in their functional currency of Mexican pesos, and translated into U.S. dollars for reporting purposes. Part of the change in deferred acquisition cost balance is due to differences in the exchange rate applied to the balance from period to period. The entire amount of this difference is reported in the shareholders' equity section of the balance sheet.

7.  AND POLICY ACCOUNT BALANCES
------------------------------------------------------------------------------------------------------------------------------------

LIFE INSURANCE
Assumptions used in the calculation of future policy benefits or policy account balances for life policies are as follows:

-----------------------------------------------------------------------------------------------------------------------------
         Policy Issue Year                                    Interest Rate                            Percentage of Future
                                                                                                        Policy Benefits So
                                                                                                              Valued
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Ordinary
  2006+                             Level rate of 6%                                                  ...              1%
  1996-2005....................     7.5% for years 1 through 5, graded to 5.5% at the end of year 25, ...             10%
                                    and level thereafter
  1981-1995....................     8% for years 1 through 5, graded to 6% at the end of year 25, and ...             17%
                                    level thereafter
  1976-1980....................     7% for years 1 through 5, graded to 5% at the end of year 25, and ...              5%
                                    level thereafter
  1972-1975....................     6% for years 1 through 5, graded to 4% at the end of year 25, and ...              3%
                                    level thereafter
  1969-1971....................     6% for years 1 through 5, graded to 3.5% at the end of year 30,   ...              3%
                                    and level thereafter
  1962-1968....................     4.5% for years 1 through 5, graded to 3.5% at the end of year 15, ...              6%
                                    and level thereafter
  1948-1961....................     4% for years 1 through 5, graded to 3.5% at the end of year 10,   ...              4%
                                    and level thereafter
  1947 and prior...............     Statutory rates of 3% or 3.5%                                     ...              1%
  Participating business acquired   Level rates of 2.5% to 6%                                         ...              9%
Industrial
  1948-1979....................     4% for years 1 through 5, graded to 3.5% at the end of year 10,   ...              3%
                                    and level thereafter
  1947 and prior...............     Statutory rates of 3%                                             ...              2%
Universal Life
                                    Future policy benefits for universal life are equal to the        ...             36%
                                    current account value
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     100%
=============================================================================================================================

Future policy benefits for group life policies have been calculated using level interest rates ranging from 3% to 5.5.%. Mortality and withdrawal assumptions are based on American National's experience.

ANNUITIES
Fixed annuities included in future policy benefits are calculated using a level interest rate of 5%. Mortality and withdrawal assumptions are based on American National's experience. Policy account balances for interest-sensitive annuities are equal to the current gross account balance.

HEALTH INSURANCE
Interest assumptions used for future policy benefits on health policies are calculated using graded interest rates ranging from
3.5% to 8%. Morbidity and termination assumptions are based on American National's experience.

8. LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------

Activity in the liability for accident and health and property and casualty unpaid claims and claim adjustment expenses is summarized as shown below (in thousands).

-----------------------------------------------------------------------------------------------------------------------------
                                                                              2007             2006              2005
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Balance at January 1...............................................      $1,308,603        $1,359,452       $1,275,405
  Less reinsurance recoverables....................................         421,737           454,872          455,395
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net beginning balance..............................................         886,866           904,580          820,010
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Incurred related to:
  Current year.....................................................       1,073,249         1,085,736        1,191,939
  Prior years......................................................            (93,524)         (29,238)          (70,435)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total incurred.....................................................         979,725         1,056,498        1,121,504
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Paid related to:
  Current year.....................................................         636,234           645,777          706,105
  Prior years......................................................         336,799           428,435          330,829
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total paid.........................................................         973,033         1,074,212        1,036,934
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net balance at December 31.........................................         893,558           886,866          904,580
  Plus reinsurance recoverables....................................         363,140           421,737          454,872
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Balance at December 31.............................................      $1,256,698        $1,308,603       $1,359,452
=============================================================================================================================

The balances at December 31 are included in policy and contract claims in the consolidated statements of financial position.

Estimates for ultimate incurred losses and loss adjustment expenses attributable to insured events of prior years has decreased by approximately $94,000,000 in 2007 and $29,000,000 in 2006 as a result of reestimation of unpaid losses and loss adjustment expenses. This change is generally the result of ongoing analysis of recent loss development trends. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

9. REINSURANCE
------------------------------------------------------------------------------------------------------------------------------------

As is customary in the insurance industry, the companies reinsure portions of certain insurance policies they write, thereby providing a greater diversification of risk and managing exposure on larger risks. The maximum amount that would be retained by one company (American National) would be $700,000 individual life, $250,000 individual accidental death, $100,000 group life and
$125,000 credit life (total $1,175,000). If individual, group and credit were in force in all companies at the same time, the maximum risk on any one life could be $2,444,000.

American National remains primarily liable with respect to any reinsurance ceded, and would bear the entire loss if the assuming companies were to be unable to meet their obligations under any reinsurance treaties.

To minimize its exposure to significant losses from reinsurer insolvencies, American National evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. At December 31, 2007, amounts recoverable from reinsurers with a carrying value of $38,502,912 were associated with various auto dealer credit insurance program reinsurers domiciled in the Caribbean islands of Nevis or the
Turks and Caicos Islands. American National holds collateral related to these reinsurers totaling $36,727,326. This collateral is in the form of custodial accounts controlled by the company, which can be drawn on for amounts that remain unpaid for more than 90 days. American National believes that the failure of any single reinsurer to meet its obligations would not have a significant effect on its financial position or results of operations.

American National had amounts receivable from reinsurers totaling $438,066,000 at December 31, 2007. Of this total, $19,400,000 represents amounts that are the subject of litigation or are in dispute with the reinsurers involved. Management believes these disputes will not have a significant effect on American National's financial position.

Premiums, premium-related reinsurance amounts and reinsurance recoveries for the years ended December 31 are summarized as follows
(in thousands):

 ----------------------------------------------------------------------------------------------------------------------------
                                                                   2007                  2006                  2005
 ----------------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------------
 Direct premiums.......................................        $2,134,669           $2,117,722            $2,123,294
 Reinsurance premiums assumed from other companies.....           176,357             198,116               199,835
 ----------------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------------
 Reinsurance premiums ceded to other companies.........          (302,650)            (329,108)             (338,383)
 ============================================================================================================================
 ============================================================================================================================
 Net premiums..........................................        $2,008,376           $1,986,730            $1,984,746
 ============================================================================================================================
 ============================================================================================================================
 Reinsurance recoveries................................         $ 198,553           $ 591,731             $ 373,579
 ============================================================================================================================

Life insurance in force and related reinsurance amounts at December 31 are summarized as follows (in thousands):

-----------------------------------------------------------------------------------------------------------------------------
                                                                   2007                  2006                  2005
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Direct life insurance in force........................                              $65,008,408           $63,194,458
                                                              $67,604,695
Reinsurance risks assumed from other companies........          1,078,371            982,412               856,414
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total life insurance in force.........................         68,683,066         65,990,820            64,050,872
Reinsurance risks ceded to other companies............        (29,635,648)         (26,557,877)          (23,903,319)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net life insurance in force...........................                              $39,432,943           $40,147,553
                                                              $39,047,418
=============================================================================================================================

10. NOTES PAYABLE
------------------------------------------------------------------------------------------------------------------------------------

At December 31, 2007, American National's real estate holding companies were partners in affiliates that had notes payable to third-party lenders totaling $128,799,000. These notes have interest rates ranging from 5.15% to 8.07% and maturities from 2008 to
2014. Each of these notes is secured by the real estate owned through the respective affiliated entity, and American National's liability for these notes is limited to the amount of its investment in the respective affiliate, which totaled $18,950,000 at
December 31, 2007.

11. FEDERAL INCOME TAXES
------------------------------------------------------------------------------------------------------------------------------------

The federal income tax provisions vary from the amounts computed when applying the statutory federal income tax rate. A reconciliation of the effective tax rate of the companies to the statutory federal income tax rate follows (in thousands, except percentages):

----------------------------------------------------------------------------------------------------------------------------
                                          2007                           2006                           2005
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                  Amount         Rate            Amount        Rate             Amount        Rate
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Income tax on pre-tax income    $122,141        35.00% $141,714        35.00% $120,004        35.00%
Tax-exempt investment income        (6,360)       (1.82)           (5,187)      (1.28)            (4,652)      (1.36)
Dividend exclusion..........        (6,589)       (1.89)           (7,028)      (1.74)            (5,797)      (1.69)
Miscellaneous tax credits, net      (3,862)       (1.11)           (2,284)      (0.56)            (1,099)      (0.32)
Losses on foreign operations          --          --              1,967        0.49              2,526        0.74
Other items, net............        2,872        0.82              2,484        0.61              (3,992)      (1.16)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                $108,202       31.00% $131,666       32.52% $106,990       31.21%
============================================================================================================================

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2007 and December 31, 2006 are as follows (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                                                2007             2006
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  DEFERRED TAX ASSETS
  Marketable securities, principally due to impairment                                     $  26,875            $ 28,518
losses....................................................................................................
  Investment in real estate and other invested assets, principally due to
    investment valuation                                                                       9,614               9,712
  allowances..........................................................................................................................................
  Policyholder funds, principally due to policy reserve                                      201,702             207,265
discount............................................................................................
  Policyholder funds, principally due to unearned premium                                     31,066              36,638
reserve...................................................................................
  Non-qualified                                                                               25,693              23,377
pension...............................................................................................................................................................
  Participating policyholders'                                                                32,198              30,356
surplus..........................................................................................................................................
  Non-taxable                                                                                  18,127             18,681
pension.................................................................................................................................................................
  Other                                                                                        7,018               4,430
assets...............................................................................................................................................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Net deferred tax                                                                         $  352,293          $ 358,977
assets..................................................................................................................................
============================================================================================================================
============================================================================================================================

  DEFERRED TAX LIABILITIES
  Marketable securities, principally due to net unrealized gains......................     $ (96,441)          $(97,389)
  Investment in bonds, principally due to accrual of discount on bonds................         (13,395)         (12,701)
  Deferred policy acquisition costs, due to difference between GAAP
    and tax amortization methods......................................................        (332,328)        (311,654)
  Property, plant and equipment, principally due to difference between
    GAAP and tax depreciation method..................................................          (6,233)          (6,467)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Net deferred tax liabilities........................................................        (448,397)        (428,211)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
    Total deferred tax................................................................     $ (96,104)         $ (69,234)
============================================================================================================================

Management believes that a sufficient level of taxable income will be achieved to utilize the net deferred tax assets.

Upon implementation of FASB No. 48, "Accounting for Uncertainty in Income Taxes," on January 1, 2007, American National decreased retained earnings approximately $3,614,000 and increased its reserve for unrecognized tax benefits. The reserve is included with the "Other liabilities" in the Consolidated Statements of Financial Position. The change in the reserve during the year is as follows (in thousands):

-----------------------------------------------------------------------
                                                           2007
-----------------------------------------------------------------------
-----------------------------------------------------------------------
UNRECOGNIZED TAX POSITIONS
Balance at beginning of year.....................       $  5,832
Tax positions from prior years...................             --
Current year tax positions.......................             --
Settlements during the year......................         (1,214)
Lapse in statute of limitations..................             --
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Balance at end of year                                  $  4,618
=======================================================================

Interest expense of approximately $791,000 has also been recognized in conjunction with the uncertain tax positions. Of this amount, approximately $569,000 was charged to the beginning balance of retained earnings in the Consolidated Statements of
Financial Position and approximately $222,000 is included with the "Other operating costs and expenses" in the Consolidated
Statements of Income. No provision was provided for penalties related to American National's uncertain tax positions.

Within the next twelve months, the reserve for unrecognized tax benefits is expected to decrease by approximately $1,200,000 as a result of settlements and will have no impact on the company's effective tax rate. However, management believes that it is reasonably possible that certain tax benefits could be recognized within the next twelve months that would decrease the company's effective tax rate. The amount of such tax benefits is undeterminable at this time but would be immaterial to the company's financial position.

The statute of limitations for the examination of federal income tax returns by the Internal Revenue Service for years 2002 to
2006 has either been extended or has not expired. In the opinion of management, all prior year deficiencies have been paid or adequate provisions have been made for any tax deficiencies that may be upheld.

Federal income taxes totaling approximately $101,333,000, $126,494,000, and $81,921,000 were paid to the Internal Revenue Service in 2007, 2006 and 2005, respectively.

12. COMPONENTS OF COMPREHENSIVE INCOME
------------------------------------------------------------------------------------------------------------------------------------

The items included in comprehensive income, other than net income, are unrealized gains and losses on available-for-sale securities (net of deferred acquisition costs), foreign exchange adjustments and pension liability adjustments. The details on the unrealized gains and losses included in comprehensive income, and the related tax effects thereon, are as follows (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                   Before           Federal Income           Net of
                                                               Federal Income             Tax            Federal Income
                                                                     Tax                Expense                Tax
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
December 31, 2007
Unrealized losses...........................................    $   (20,082)         $    (7,029)         $   (13,053)
Less reclassification adjustment for net gains realized in           20,494                7,173               13,321
net income..................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain component of comprehensive income.......    $        412         $        144         $        268
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
December 31, 2006
Unrealized losses...........................................    $   (21,145)         $    (7,401)         $   (13,744)
Less reclassification adjustment for net gains realized in           65,660               22,981               42,679
net income..................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain component of comprehensive income.......    $     44,515         $     15,580         $     28,935
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
December 31, 2005
Unrealized losses...........................................    $  (159,187)         $   (55,715)         $  (103,472)
Less reclassification adjustment for net gains realized in           56,178               19,662               36,516
net income..................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net unrealized loss component of comprehensive income.......    $  (103,009)         $   (36,053)         $   (66,956)
============================================================================================================================

13. STOCKHOLDERS' EQUITY AND MINORITY INTERESTS
------------------------------------------------------------------------------------------------------------------------------------

Common Stock
American National has only one class of common stock, with a par value of $1.00 per share and 50,000,000 authorized shares.
The amounts outstanding at December 31, were as follows:

----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                                                                 2007              2006             2005
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Shares issued...........................................                 30,832,449        30,832,449       30,832,449
  Treasury shares.........................................                  4,099,617         4,105,617        4,105,617
  Restricted shares.......................................                    253,000           247,000          247,000
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
    Outstanding shares....................................                 26,479,832        26,479,832       26,479,832
============================================================================================================================

Stock-Based Compensation
American National has one stock-based compensation plan. Under this plan, American National can grant Non-Qualified Stock Options,
Stock Appreciation Rights, Restricted Stock Awards, Performance Rewards, Incentive Awards and any combination of these. The number of shares available for grants under the plan

cannot exceed 900,000 shares, and no more than 50,000 shares may be granted to any one individual in any calendar year.

The plan provides for the award of Restricted Stock. Restricted Stock Awards entitle the participant to full dividend and voting rights. Unvested shares are restricted as to disposition, and are subject to forfeiture under certain circumstances. Compensation expense is recognized over the vesting period. The restrictions on these awards lapse after 10 years, and feature a graded vesting schedule in the case of the retirement of an award holder. Five awards of restricted stock have been granted, with a total of
234,000 shares granted at an exercise price of zero. These awards result in compensation expense to American National over the vesting period. The amount of compensation expense recorded was $2,000,000 in 2007, $1,948,000 in 2006, and $1,654,000 in 2005.

The plan provides for the award of Stock Appreciation Rights (SAR). The SARs give the holder the right to compensation based on the difference between the price of a share of stock on the grant date and the price on the exercise date. The SARs vest at a rate of 20% per year for 5 years and expire 5 years after the vesting period. American National uses the average of the high and low price on the last trading day of the period to calculate the fair value and compensation expense for SARs. The fair value of the
SARs was $1,874,000 and $2,044,000 at December 31, 2007 and 2006, respectively. Compensation expense was recorded totaling
$1,376,000, $560,000, and $1,600,000 for the years ended December 31, 2007, 2006, and 2005, respectively.

SAR and Restricted Stock (RS) information for 2007, 2006 and 2005 follows:

----------------------------------------------------------------------------------------------------------------------------
                                                SAR Shares     SAR Weighted-Average      RS Shares     RS Weighted-Average
                                                                  Price per Share                        Price per Share
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Outstanding at December 31, 2004........           94,350                $84.06            161,000              $ 6.92
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Granted.................................           92,500                100.46             86,000                 --
Exercised...............................          (26,109)                81.27                --                  --
Cancelled...............................           (3,366)                89.85                --                  --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Outstanding at December 31, 2005........          157,375                $94.04            247,000              $ 4.51
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Granted.................................            2,500                119.25                --                  --
Exercised...............................          (22,713)                90.18                --                  --
Cancelled...............................           (4,463)                97.81                --                  --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Outstanding at December 31, 2006........          132,699                $95.05            247,000              $ 4.51
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Granted.................................            4,500                130.52              6,000                 --
Exercised...............................          (34,795)                91.36                --                  --
Cancelled...............................           (5,680)                98.20                --                  --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Outstanding at December 31, 2007........           96,724                $97.83            253,000              $ 4.40
============================================================================================================================

The weighted-average contractual remaining life for the 96,724 SAR shares outstanding as of December 31, 2007, is 6.6 years. The weighted-average exercise price for these shares is $91.36 per share. Of the shares outstanding, 38,703 are exercisable at a weighted-average exercise price of $90.26 per share.

The weighted-average contractual remaining life for the 253,000 Restricted Stock shares outstanding as of December 31, 2007, is
5.0 years. The weighted-average exercise price for these shares is $4.40 per share. None of the shares outstanding was exercisable.

EARNINGS PER SHARE
Basic earnings per share was calculated using a weighted average number of shares outstanding of 26,479,832. The Restricted Stock resulted in diluted earnings per share as follows:

----------------------------------------------------------------------------------------------------------------------------
                                                                             2007              2006             2005
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Unrestricted shares outstanding....................................        26,479,832        26,479,832       26,479,832
Incremental shares from restricted stock...........................           158,992           132,632          109,379
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total shares for diluted calculations..............................        26,638,824        26,612,464       26,589,211
Diluted earnings per share.........................................             $9.04            $10.27            $8.87
============================================================================================================================

DIVIDENDS
American National's payment of dividends to stockholders is restricted by statutory regulations. Generally, the restrictions require life insurance companies to maintain minimum amounts of capital and surplus, and in the absence of special approval, limit the payment of dividends to statutory net gain from operations on an annual, non-cumulative basis. Additionally, insurance companies are not permitted to distribute the excess of stockholders' equity, as determined on a GAAP basis over that determined on a statutory basis. At December 31, 2007 American National's statutory capital and surplus was $2,164,812,092.

Generally, the same restrictions on amounts that can transfer in the form of dividends, loans, or advances to the parent company apply to American National's insurance subsidiaries.

At December 31, 2007, approximately $1,404,489,000 of American National's consolidated stockholders' equity represents net assets of its insurance subsidiaries. Any transfer of these net assets to American National would be subject to statutory restrictions and approval.

MINORITY INTERESTS
American National County Mutual Insurance Company (County Mutual) is a mutual insurance company that is owned by its policyholders. However, the company has a management agreement, which effectively gives complete control of County Mutual to
American National. As a result, County Mutual is included in the consolidated financial statements. The interest that the policyholders of County Mutual have in the financial position of County Mutual is reflected as a minority interest totaling
$6,750,000 at December 31, 2007 and 2006.

American National's subsidiary, ANTAC, Inc., is a partner in various joint ventures. ANTAC exercises significant control or ownership of these joint ventures, resulting in their consolidation into the American National consolidated financial statements.
As a result of the consolidation, the interest of the other partners of the joint ventures is shown as a minority interest. The joint ventures had receivable balances from the other partners totaling $2,211,000 and $5,477,000 at December 31, 2007 and 2006,
respectively.

In 2001, American National formed TMNY Investments, LLC (TMNY). Subsequently, TMNY purchased five percent of the common stock of
Farm Family Holdings, Inc. from another subsidiary of American National. The purpose of TMNY was to provide certain officers with additional incentive to enhance the profitable growth of the Farm Family companies. Accordingly, shares of TMNY preferred stock representing 66% of the value of the company were granted to various officers of American National and its subsidiaries. The preferred shares were purchased from the officers by American National in 2007 and TMNY was subsequently dissolved. The total value of the preferred shares that were included in minority interests was $4,739,000 at December 31, 2006.

14. SEGMENT INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

American National and its subsidiaries are engaged principally in the insurance business. Management organizes the business around its marketing distribution channels. Separate management of each segment is required because each business unit is subject to different marketing strategies. There are eight operating segments based on the company's marketing distribution channels.

The operating segments are as follows:

INDEPENDENT MARKETING GROUP
This segment derives its revenues mainly from the sale of life and annuity lines marketed through independent marketing organizations.

CAREER SALES & SERVICE DIVISION
This segment derives its revenues from the sale of individual life, annuity and accident and health insurance. In this segment, the agent collects the premiums. This segment includes business in the United States and Mexico. In prior years, this segment was referred to as "Home Service Division."

MULTIPLE LINE

This segment derives its revenues from the sale of individual life, annuity, accident and health and property and casualty products marketed through American National, American National Life Insurance Company of Texas, the American National Property &
Casualty Companies and the Farm Family Companies.

SENIOR AGE MARKETING
This segment derives its revenues primarily from the sale of Medicare Supplement plans, individual life, annuities and accident and health insurance marketed through Standard Life and Accident Insurance Company.

DIRECT MARKETING
This segment derives its revenues principally from the sale of individual life insurance, marketed through Garden State Life
Insurance Company, using direct selling methods.

CREDIT INSURANCE DIVISION
This segment derives its revenues principally from the sale of credit insurance products.

HEALTH DIVISION
This segment derives its revenues primarily from the sale of accident and health insurance plus group life insurance marketed through group brokers and third-party marketing organizations.

CAPITAL AND SURPLUS
This segment derives its revenues principally from investment instruments.

ALL OTHER
This category comprises segments that are too small to show individually. This category includes non-insurance, reinsurance assumed and retirement benefits.

All income and expense amounts specifically attributable to policy transactions are recorded directly to the appropriate line of business within each segment. Income and expenses not specifically attributable to policy transactions are allocated to the lines within each segment as follows:

o        Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available.
o        Net investment income from all other assets is allocated to the marketing segments in accordance with the amount of equity invested in each segment, with the remainder going to capital and surplus.
o        Expenses are allocated to the lines based upon various factors, including premium and commission ratios within the respective operating segments.
o        Gain or loss on the sale of investments is allocated to capital and surplus.
o        Equity in earnings of unconsolidated affiliates is allocated to the segment that provided the funds to invest in the affiliate.
o        Federal income taxes have been applied to the net earnings of each segment based on a fixed tax rate. Any difference between the amount allocated to the segments and the total federal income tax amount is allocated to capital and surplus.
o        The following tables summarize net income and various components of net income by operating segment for the years ended
December 31, 2007, 2006, and 2005 (in thousands):
-----------------------------------------------------------------------------------------------------------------------------
                                Premiums         Net       Expenses     Equity in     Gain         Federal         Net
                                                                                      From
                                              Investment                             dOperations
                                              Income                                  before       Income
                                and Other     and          and                        Federal      Tax
                                 Policy       Realized     Benefits     Unconsolidate Income       Expense        Income
                                 Revenue        Gains                   Affiliates      Taxes      (Benefit)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
2007
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Independent Marketing Group.           266,761      348,773       578,737                     36,797       12,143        24,654
Career Sales & Service Division    202,611      101,937      290,870            --       13,678        4,514         9,164
Multiple Line...............
                                 1,220,863      174,476    1,256,274         --         139,065       45,891        93,174
Senior Age Marketing........       138,975       16,939      151,226            --        4,688        1,547         3,141
Direct Marketing............        41,170        3,694       40,524            --        4,340        1,432         2,908
Credit Insurance Division...       169,250       20,259      176,204            --       13,305        4,391         8,914
Health Division.............       128,862        3,308      132,863            --        (693)        (229)         (464)
Capital and Surplus.........         1,915      162,622       26,326         3,928      142,139       39,947       102,192
All Other...................        40,456       28,236       75,054         2,019      (4,343)      (1,433)       (2,910)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                         $    $            $            $             $            $            $ 240,773
                                 2,210,863    860,244     2 ,728,078          5,947    348,976      108,203
=============================================================================================================================
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
2006
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Independent Marketing Group.   $ 148,517      $337,494     $460,698     $    --       $ 25,313     $  8,353     $ 16,960
Career Sales & Service Division    207,145      101,890      292,086            --       16,949        5,593       11,356
Multiple Line...............     1,275,306    174,765    1,325,557           --        124,514       41,090       83,424
Senior Age Marketing........       161,409       19,421      164,645            --      16,185        5,341       10,844
Direct Marketing............        40,699        3,466       45,193            --     (1,028)        (339)        (689)
Credit Insurance Division...       170,310       18,165      190,296            --     (1,821)        (601)      (1,220)
Health Division.............       135,063        3,562      141,369            --     (2,744)        (906)      (1,838)
Capital and Surplus.........         3,329      224,163       27,448         6,496     206,540       66,209      140,331
All Other...................        35,693       54,034       69,462           724       20,989        6,926       14,063
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                               $2,177,471     $936,960     $2,716,754   $ 7,220       $404,897     $131,666     $273,231
=============================================================================================================================
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
2005
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Independent Marketing Group.   $  97,212      $330,997     $392,779     $    --       $ 35,430     $ 11,692     $ 23,738
Career Sales & Service Division    208,162      105,477      295,234            --      18,405        6,074       12,331
Multiple Line...............     1,297,013      173,010                         --      87,093       28,741       58,352
                                                           1,382,930
Senior Age Marketing........       184,195       17,949      184,728            --      17,416        5,747       11,669
Direct Marketing............        39,706        3,343       40,236            --       2,813          928        1,885
Credit Insurance Division...       163,929       18,778      170,783            --      11,924        3,935        7,989
Health Division.............       141,008        3,827      144,779            --          56           18           38
Capital and Surplus.........           993      186,775       22,631         5,551     170,688       50,170      120,518
All Other...................        39,656       33,444       74,267           211        (956)        (315)         (641)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                               $2,171,874     $873,600     $2,708,367   $ 5,762       $342,869     $106,990     $235,879
=============================================================================================================================

There were no significant non-cash items to report. Substantially all of the consolidated revenues were derived in the United
States.

Most of the operating segments provide essentially the same types of products. The following table provides revenues within each segment by line of business for the years ended December 31, 2007, 2006, and 2005 (in thousands):

 ----------------------------------------------------------------------------------------------------------------------------
                                      Life        Annuity     Accident    Property and    Credit        All        Total
                                                             and Health     Casualty                   Other      Revenues
 ----------------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------------
   2007
 ----------------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------------
   Independent Marketing Group...   $   64,802      $550,732         $--          $  --        $--          $--    $ 615,534
   Career Sales & Service          290,888         3,784       9,876             --          --          --      304,548
 Division........................
   Multiple Line.................      204,237        38,121      14,152      1,138,829          --          --    1,395,339
   Senior Age Marketing..........       23,475         5,269     125,307             --          --       1,863      155,914
   Direct Marketing..............       44,576            89         199             --          --          --       44,864
   Credit Insurance Division.....           --            --          --             --     189,509          --      189,509
   Health Division...............        1,925            --     130,245             --          --          --      132,170
   Capital and Surplus...........           --            --          --             --          --     164,537      164,537
   All Other.....................       23,593        14,191       2,050             --          --      28,858       68,692
 ----------------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------------
                                     $ 653,496      $612,186   $ 281,829    $ 1,138,829    $189,509    $195,258  $ 3,071,107
 ============================================================================================================================
 ============================================================================================================================

 ----------------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------------
   2006
 ----------------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------------
   Independent Marketing Group...   $   57,453      $428,558            $              $           $           $    $ 486,011
   Career Sales & Service          294,890        10,551       3,594             --          --          --    309,035
 Division........................
   Multiple Line.................      205,433        38,822      14,834      1,190,982          --          --    1,450,071
   Senior Age Marketing..........       25,310         6,071     145,138             --          --       4,311      180,830
   Direct Marketing..............       43,809            90         266             --          --          --       44,165
   Credit Insurance Division.....           --            --          --             --     188,475          --      188,475
   Health Division...............        2,708            --     135,917             --          --          --      138,625
   Capital and Surplus...........           --            --          --             --          --     227,492      227,492
   All Other.....................       24,527        12,404       2,184             --          --      50,612       89,727
 ----------------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------------
                                     $ 654,130      $496,496   $ 301,933     $1,190,982    $188,475    $282,415  $ 3,114,431
 ============================================================================================================================
 ============================================================================================================================

 ----------------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------------
   2005
 ----------------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------------
   Independent Marketing Group...    $  57,831      $370,378           $              $           $           $     $428,209
   Career Sales & Service          298,627         4,094      10,918             --          --          --      313,639
 Division........................
   Multiple Line.................      204,862        37,326      15,578      1,212,257          --          --    1,470,023
   Senior Age Marketing..........       25,403         3,556     172,405             --          --         780      202,144
   Direct Marketing..............       42,683           103         263             --          --          --       43,049
   Credit Insurance Division.....           --            --          --             --     182,707          --      182,707
   Health Division...............        1,954            --     142,881             --          --          --      144,835
   Capital and Surplus...........           --            --          --             --          --     187,768      187,768
   All Other.....................       26,624        12,941       2,831             --          --      30,704       73,100
 ----------------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------------
                                      $657,984      $428,398   $ 344,876     $1,212,257    $182,707    $219,252  $ 3,045,474
 ============================================================================================================================

The operating segments are supported by the fixed income assets and policy loans. Equity type assets, such as stocks, real estate and other invested assets, are investments of the Capital and Surplus segment. Assets of the non-insurance companies are specifically associated with those companies in the "All other" segment. Any assets not used in support of the operating segments are assigned to Capital and Surplus.

The following table summarizes assets by operating segment for the years ended December 31, 2007 and 2006 (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                                              2007              2006
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Independent Marketing Group.......................................................          $7,238,849       $6,915,329
  Career Sales & Service Division...................................................       1,938,996        1,912,687
  Multiple Line.....................................................................           4,179,068        4,167,801
  Senior Age Marketing..............................................................             394,293          405,756
  Direct Marketing..................................................................             132,921          127,335
  Credit Insurance Division.........................................................             480,742          503,310
  Health Division...................................................................             399,434          431,904
  Capital and Surplus...............................................................           2,841,313        2,603,611
  All Other.........................................................................             859,253          865,611
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                            $ 18,464,869  $17,933,344
============================================================================================================================

The net assets of the Capital and Surplus and All Other segments include investments in unconsolidated affiliates. Almost all of
American National's assets are located in the United States of America.

The amount of each segment item reported is the measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segment and assessing its performance. Adjustments and eliminations are made when preparing the financial statements, and allocations of revenues, expenses and gains or losses have been included when determining reported segment profit or loss.

The reported measures are determined in accordance with the measurement principles most consistent with those used in measuring the corresponding amounts in the consolidated financial statements.

The results of the operating segments of the business are affected by economic conditions and customer demands. A portion of
American National's insurance business is written through large third-party marketing organizations. During 2007, no single customer or organization was responsible for more than 3% of total premium revenue and policy deposits. This compares with 4% in
2006 and 8% in 2005. Of the total business written by these organizations, the majority was policy account deposits for annuities.

15. RETIREMENT BENEFITS
------------------------------------------------------------------------------------------------------------------------------------

PENSION BENEFITS
American National and its subsidiaries have one active, tax-qualified, defined-benefit pension plan and one inactive plan. The active plan has three separate programs. One of the programs is contributory and covers Career Sales & Service Division agents and managers. The other two programs are noncontributory, with one covering salaried and management employees and the other covering home office clerical employees subject to a collective bargaining agreement. The program covering salaried and management employees provides pension benefits that are based on years of service and the employee's compensation during the five years before retirement. The programs covering hourly employees and agents generally provide benefits that are based on the employee's career average earnings and years of service.

The inactive tax-qualified defined-benefit pension plan covers employees of the Farm Family companies hired prior to January 1,
1997. Effective January 1, 1997, benefits through this plan were frozen, and no new participants have been added.

American National also sponsors for key executives three non-tax-qualified pension plans that restore benefits that would otherwise be curtailed by statutory limits on qualified plan benefits.

As discussed in note 2, effective December 31, 2006, American National adopted the recognition and disclosure provisions of FAS
158. Statement 158 requires companies to recognize the funded status of defined benefit pension and other postretirement plans as a net asset or liability on its balance sheet. The statement precludes prior period restatement, so although the 2007 and 2006 balances are comparable, they are not comparable with those shown for 2005.

American National uses a December 31 measurement date for its defined benefit plans.Combined activity in the defined benefit pension plans was as follows (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                             2007              2006             2005
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Reconciliation of benefit obligation
  Obligation at beginning of year.................................       $  283,344       $  277,877        $  251,373
  Service cost benefits earned during period......................            9,326            9,633             8,981
  Interest cost on projected benefit obligation...................            16,483           15,474            14,737
  Participant contributions.......................................              730              751               767
  Amendments......................................................               --               --                --
  Actuarial gain (loss)...........................................            8,461          (6,247)            16,490
  Benefits paid...................................................           (15,687)          (14,144)         (14,471)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Obligation at end of year.......................................       $   302,657      $   283,344       $   277,877
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Reconciliation of fair value of plan assets
  Fair value of plan assets at beginning of year..................       $   167,478      $   158,141       $   157,085
  Actual return on plan assets....................................            15,979            9,231             8,763
  Employer contributions..........................................            14,580           13,499             5,997
  Participant contributions.......................................               731              751               767
  Benefits paid...................................................           (15,750)          (14,144)         (14,471)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Fair value of plan assets at end of year                               $   183,018      $   167,478       $   158,141
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Funded status at end of year......................................       $  119,639       $  115,866        $  119,736
============================================================================================================================

Amounts recognized in the statement of financial position consist of (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                                               2007             2006
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Assets..............................................................................       $ (119,639)         $(115,866)
Liabilities.........................................................................       $ (119,639)         $(115,866)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

============================================================================================================================

The components of the combined net periodic benefit cost for the defined benefit pension plans were as follows (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                             2007              2006             2005
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Service cost......................................................        $   9,366        $   9,664         $   9,035
Interest cost.....................................................           16,483           15,474            14,737
Expected return on plan assets....................................           (12,375)          (11,808)         (11,425)
Amortization of prior service cost................................            3,666            4,613             4,613
Amortization of transition obligation.............................              117               47                10
Amortization of net gain (loss)...................................            6,197            4,784             3,481
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net periodic benefit cost.........................................        $  23,454        $  22,774         $  20,451
============================================================================================================================

Amounts related to the defined benefit pension plans recognized as a component of other comprehensive income were as follows (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                             2007              2006             2005
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Prior service cost................................................        $   3,711        $(12,973)         $      --
Net actuarial loss................................................            2,215           26,045          (13,634)
Deferred tax benefit..............................................           (2,074)          (4,575)             4,772
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Other comprehensive loss, net of tax..............................        $   3,852        $   8,497         $ (8,862)
============================================================================================================================

Amounts recognized as a component of accumulated other comprehensive income as of year end that have not been recognized as a component of the combined net periodic benefit cost of the defined benefit pension plans are presented in the following table (in thousands). The estimated net loss and prior service cost for the plan that will be amortized from accumulated other comprehensive income into the net periodic benefit cost over the next fiscal year are $5,300,000 and $3,500,000, respectively.

----------------------------------------------------------------------------------------------------------------------------
                                                                                               2007             2006
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Prior service cost...................................................................      $ (9,262)         $(12,973)
Net actuarial loss...................................................................       (43,374)          (45,589)
Deferred tax benefit.................................................................          18,423            20,497
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Amounts included in accumulated other comprehensive income...........................      $(34,213)         $(38,065)
============================================================================================================================

The assumptions used in the measurement of the company's benefit obligation are shown in the following table (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                                      Pension Benefits
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                          Used for Net         Used for Benefit Obligations
                                                                   Benefit Cost in Fiscal Year       as of 12/31/2007
                                                                     1/1/2007 to 12/31/2007
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Discount rate..................................................              5.75%                        6.10%
Rate of compensation increase..................................              3.75%                        4.20%
Long-term rate of return.......................................              7.65%                        7.65%
============================================================================================================================

American National's funding policy for the pension plans is to make annual contributions in accordance with the minimum funding standards of the Employee Retirement Income Security Act of 1974. The unfunded plans will be funded out of general corporate assets when necessary. American National, excluding Farm Family, contributed $8,300,000 and $7,200,000 to the qualified retirement plan in 2007 and 2006, respectively. Farm Family contributed $341,000 in 2007 and $638,000 in 2006 to their qualified retirement plan.

American National expects to contribute $9,200,000 to its qualified pension plan in fiscal year 2008. The Farm Family Insurance
Companies expect to contribute $2,200,000 to their pension plans in fiscal year 2008.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid (in thousands):

---------------------------------------------------------
Year                                    Pension Benefits
---------------------------------------------------------
---------------------------------------------------------
2008.............................................$15,207.............................
2009..............................................16,737.............................
2010..............................................19,653...............................
2011..............................................23,505.............................
2012..............................................23,287.............................
2013-17..........................................143,193..........................
---------------------------------------------------------

The pension plan asset allocations at December 31, 2007 and December 31, 2006 by asset category are as follows:

----------------------------------------------------------------------------------------------------------------------------
                                                                                            Plan Assets at December 31,
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                              2007              2006
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Asset Category
Equity securities....................................................................          36.5%             33.8%
Debt securities......................................................................          48.0%             47.6%
Other................................................................................          15.5%             18.6%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total................................................................................         100.0%            100.0%
============================================================================================================================

The investment policy for the qualified retirement plan assets is designed to provide the highest return possible commensurate with sound and prudent underwriting practices. The investment diversification goals are to have investments in cash from zero to
15%, debt securities from 40% to 80% and equity securities from 20% to 60% of the total invested plan assets. The amount invested in any particular investment is limited based on credit quality, and no single investment is allowed to be more than 5% of the total invested assets.

The overall expected long-term rate of return on assets assumption is based upon a building-block method, whereby the expected rate of return on each asset class is broken down into three components: (1) inflation, (2) the real risk-free rate of return
(i.e., the long-term estimate of future returns on default-free U.S. government securities), and (3) the risk premium for each asset class (i.e., the expected return in excess of the risk-free rate). All three components are based primarily on historical data.

While the precise expected return derived using the above approach will fluctuate somewhat from year to year, American National's policy is to hold this long-term assumption constant as long as it remains within a reasonable tolerance from the derived rate.

POSTRETIREMENT LIFE AND HEALTH BENEFITS
American National and its subsidiaries provide certain health and/or dental benefits to retirees. Participation in these plans is limited to current retirees and their dependents who met certain age and length of service requirements. No new participants will be added to these plans in the future.

The primary retiree health benefit plan provides major medical benefits for participants under the age of 65 and Medicare supplemental benefits for those over 65. Prescription drug benefits are provided to both age groups. The plan is contributory, with the company's contribution limited to $80 per month for retirees and spouses under the age of 65 and $40 per month for retirees and spouses over the age of 65. All additional contributions necessary, over the amount to be contributed by American
National, are to be contributed by the retirees.

The accrued post-retirement benefit obligation, included in the liability for retirement benefits, was $6,000,000 and $6,300,000 at December 31, 2007 and 2006, respectively. These amounts were approximately equal to the unfunded accumulated post-retirement benefit obligation.Since American National's contributions to the cost of the retiree benefit plans are fixed, the health care cost trend rate will have no effect on the future expense or the accumulated post-retirement benefit obligation.

Under American National and its subsidiaries' various group benefit plans for active employees, life insurance benefits are provided upon retirement for eligible participants who meet certain age and length of service requirements.

SAVINGS PLANS
In addition to the defined benefit pension plans, American National sponsors one defined contribution plan for all employees, excluding those of the Farm Family companies, and an incentive savings plan for employees of the Farm Family companies. The defined contribution plan (401(k) plan) allows

employees to contribute up to the maximum allowable amount as determined by the Internal Revenue Service. American National does not contribute to the defined contribution plan.Company contributions are made under the incentive savings plan for the Farm
Family companies, with a discretionary portion based on the profits earned by the Farm Family companies. The expense associated with this plan was $2,700,000 for 2007, $2,800,000 for 2006 and $2,600,000 for 2005.

16. COMMITMENTS AND CONTINGENCIES
------------------------------------------------------------------------------------------------------------------------------------

COMMITMENTS
American National and its subsidiaries lease insurance sales office space in various cities. The remaining long-term lease commitments at December 31, 2007, were approximately $4,130,000.

In the ordinary course of their operations, the companies also had commitments outstanding at December 31, 2007, to purchase, expand or improve real estate, to fund mortgage loans, and to purchase other invested assets aggregating $272,231,000, all of which are expected to be funded in 2008. As of December 31, 2007, all of the mortgage loan commitments have interest rates that are fixed.

GUARANTEES
In the normal course of business, American National has guaranteed bank loans for customers of a third-party marketing operation.
The bank loans are used to fund premium payments on life insurance policies issued by American National. The loans are secured by the cash values of the life insurance policies.If the customer were to default on the bank loan, American National would be obligated to pay off the loan. However, since the cash value of the life insurance policies always equals or exceeds the balance of the loans, management does not foresee any loss on the guarantees. The total amount of the guarantees outstanding as of
December 31, 2007, was approximately $304,111,000, while the total cash values of the related life insurance policies was approximately $315,966,000.

LITIGATION
American National and its subsidiary American National Life Insurance Company of Texas are defendants in several lawsuits alleging, among other things, improper calculation and/or cancellation of benefits under certain group health contracts.
Management believes that the companies have meritorious legal defenses against these lawsuits. Therefore, no provision for possible losses on these cases has been recorded in the consolidated financial statements.

American National is a defendant in several lawsuits which propose to certify one or more classes of persons who contend that
American National allegedly failed to refund credit life and disability insurance premiums to persons who paid the underlying indebtedness prior to the insured loan's maturity. One of the lawsuits has been preliminarily settled as a class action, with final approval of the settlement expected in 2008. Additionally, American National has reached a settlement with the State of
Texas in an action regarding this situation. The amount of expense for that settlement and the provision for additional losses regarding that settlement and for the possible lawsuits is not material to the consolidated financial statements.

Based on information currently available, management also believes that amounts ultimately paid, if any, arising from these cases would not have a material effect on the company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, which bear little or no relation to the economic damages incurred by plaintiffs in some jurisdictions, continue to create the potential for an unpredictable judgment in any given lawsuit. It is possible that, if the defenses in these lawsuits are not successful, and the judgments are greater than management can anticipate, the resulting liability could have a material impact on the consolidated financial results.

The companies are also defendants in various other lawsuits concerning alleged failure to honor certain loan commitments, alleged breach of certain agency and real estate contracts, various employment matters, allegedly deceptive insurance sales and marketing practices, and other litigation arising in the ordinary course of operations. Certain of these lawsuits include claims for compensatory and punitive damages. After reviewing these matters with legal counsel, management is of the opinion that the ultimate resultant liability, if any, would not have a material adverse effect on the companies' consolidated financial position or results of operations. However, these lawsuits are in various stages of development, and future facts and circumstances could result in management's changing its conclusions.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON
SUPPLEMENTARY INFORMATION

To the Stockholders and Board of Directors
American National Insurance Company

We have audited and reported separately herein on the consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 2007 and 2006 and for each of the years in the three-year period ended December 31, 2007. Our audit was made for the purpose of forming an opinion on the basic consolidated statements of American National Insurance Company and subsidiaries taken as a whole. The supplementary information included in Schedules I, III, IV and V as of December 31, 2007 and 2006
and for each of the years in the three-year period ended December 31, 2007, is presented for the purposes of complying with the
Securities and Exchange rules and is not a required part of basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

KPMG LLP

Houston, Texas
MArch 10, 2008

                                      American National Insurance Company and Subsidiaries

                            SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                                            (IN THOUSANDS)

                                                           December 31, 2007

                             Column A                                        Column B            Column C                Column D

                                                                                                                      Amount at Which
                                                                                                  Market               Shown in the
Type of Investment                                                           Cost (a)              Value               Balance Sheet
--------------------------------------------------------------------    -- -------------    --- ------------    --- --------------------

  Fixed Maturities:
    Bonds Held-to-Maturity:
        United States Government and government agencies
          and authorities                                               $       219,804     $       220,936     $               219,804
        States, municipalities and political subdivisions                       228,122             231,705                     228,122
        Foreign governments                                                       5,868               6,532                       5,868
        Public utilities                                                        411,353             412,881                     411,353
        All other corporate bonds                                             5,827,300           5,813,119                   5,827,300
    Bonds Available-for-Sale:
        United States Government and government agencies
          and authorities                                                        30,616              31,117                      31,117
        States, municipalities and political subdivisions                       416,425             419,743                     419,743
        Foreign governments                                                         800                 777                         777
        Public utilities                                                        192,333             199,443                     199,443
        All other corporate bonds                                             3,243,108           3,186,908                   3,186,908
    Redeemable preferred stock                                                   87,422              78,885                      78,885
                                                                        -- -------------    --- ------------    --- --------------------
          Total fixed maturities                                        $    10,663,151     $    10,602,046     $            10,609,320
                                                                        -- -------------    --- ------------    --- --------------------
  Equity Securities:
    Common stocks:
        Public utilities                                                $        21,942     $        34,957     $                34,957
        Banks, trust and insurance companies                                     87,791             109,901                     109,901
        Industrial, miscellaneous and all other                                 764,718           1,050,124                   1,050,124
                                                                        -- -------------    --- ------------    --- --------------------
          Total equity securities                                       $       874,451     $     1,194,982     $             1,194,982
                                                                        -- -------------    --- ------------    --- --------------------

  Mortgage loans on real estate                                         $     1,547,207           XXXXXX        $             1,547,207
  Investment real estate                                                        467,293           XXXXXX                        467,293
  Real estate acquired in satisfaction of debt                                   10,165           XXXXXX                         10,165
  Policy loans                                                                  346,002           XXXXXX                        346,002
  Other long-term investments                                                    89,791           XXXXXX                         89,791
  Short-term investments                                                        698,262           XXXXXX                        698,262
                                                                        -- -------------                        --- --------------------
          Total investments                                             $    14,696,322           XXXXXX        $            14,963,022
                                                                        == =============                        === ====================

(a)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and valuation write-downs and adjusted for amortization of premiums or accrual of discounts.

                                                                                    American National Insurance Company and Subsidiaries

                                                                                     SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                                                                                       (IN THOUSANDS)

Column A                                       Column B           Column C          Column D         Column E         Column F         Column G           Column H           Column I           Column J          Column K

                                                                Future Policy                                                                            Benefits,         Amortization
                                               Deferred           Benefits,                        Other Policy                                        Claims, Losses       of Deferred
                                                Policy         Losses, Claims                       Claims and                            Net               and               Policy              Other
                                              Acquisition         and Loss          Unearned         Benefits          Premium        Investment         Settlement         Acquisition         Operating         Premiums
Segment                                          Cost             Expenses          Premiums          Payable          Revenue        Income (a)          Expenses             Costs          Expenses (b)         Written
-----------------------------------------     ------------     ----------------     ----------     --------------    ------------     ------------     ---------------     --------------     --------------     ------------

2007
Multiple Line Marketing                   $       263,884  $         1,947,355  $     801,721  $       1,040,886  $    1,134,356  $       174,476  $          863,124  $         213,171  $         131,308  $     1,061,383
Career Sales & Service Division               195,833            1,590,358          1,448             24,056         189,578          101,937             109,990             50,616             98,641               --
Independent Marketing                             498,890            6,619,548            107             51,453         209,256          348,773             130,074             33,569             74,815               --
Health Insurance                                    4,967               22,517          3,940            350,315         117,575            3,308              92,139            962,725          (923,795)               --
Credit Insurance                                  104,309                   --         87,788             43,683         164,436           20,259              63,382             88,053             24,769          132,590
Senior Age Marketing                               70,413              250,612         28,848             34,147         135,914           16,939             109,092              3,898             40,258               --
Direct Marketing                                   86,804               61,017            353              8,318          40,524            3,694              20,542              8,225              9,798               --
Capital and Surplus                                    --                   --             --                 --              --          116,123                  --                 --             11,285               --
All other                                          26,185              278,695            725              7,568          16,737           28,236              34,914                 --             50,544               --
                                              ------------     ----------------     ----------     --------------    ------------     ------------     ---------------     --------------     --------------     ------------
    Total                                 $     1,251,285  $        10,770,102  $     924,930  $       1,560,426  $    2,008,376  $       813,745  $        1,423,257  $       1,360,257  $       (482,377)  $     1,193,973
                                              ============     ================     ==========     ==============    ============     ============     ===============     ==============     ==============     ============

2006
Multiple Line Marketing                   $       257,820  $         1,904,142  $     823,496  $       1,051,332  $    1,191,195  $       174,765  $          919,095  $         221,002  $         138,192  $     1,091,980
Career Sales & Service Division               197,110            1,564,125          1,463             28,602         192,469          101,890             111,787             49,179             96,447               --
Independent Marketing                             439,539            6,375,487            107             51,405         106,234          337,494             111,482             40,793             65,565               --
Health Insurance                                    5,300               21,175          4,254            383,024         120,089            3,562             103,753              6,688             30,094               --
Credit Insurance                                  103,921                3,608         82,997             45,453         165,151           18,165              71,151             86,831             33,435          193,232
Senior Age Marketing                               73,877              257,639         28,267             33,091         156,252           19,421             114,436              5,627             49,079               --
Direct Marketing                                   81,427               58,328            312              8,989          40,130            3,466              24,341              9,522             10,148               --
Capital and Surplus                                    --                   --             --                 --              --          123,868                  --                 --             19,482               --
All other                                          28,885              292,077            803              6,922          15,210           54,034              35,017                 --             39,809               --
                                              ------------     ----------------     ----------     --------------    ------------     ------------     ---------------     --------------     --------------     ------------
    Total                                 $     1,187,879  $        10,476,581  $     941,699  $       1,608,817  $    1,986,730  $       836,665  $        1,491,062  $         419,642  $         482,251  $     1,285,212
                                              ============     ================     ==========     ==============    ============     ============     ===============     ==============     ==============     ============

2005
Multiple Line Marketing                   $       256,475  $         1,847,124  $     626,699  $       1,034,593  $    1,215,717  $       173,010  $          988,497  $         209,433  $         138,388  $     1,134,954
Career Sales & Service Division               199,214            1,538,739          4,495             31,040         192,039          105,477             118,135             46,636            106,969               --
Independent Marketing                             434,981            6,303,777            158             39,931          62,594          330,997              98,984             39,957             50,173               --
Health Insurance                                    6,622               21,079          5,560            399,491         127,444            3,823             104,389              4,163             34,975               --
Credit Insurance                                   98,102                7,995        235,175             78,053         155,975           18,778              63,487             83,621             24,308          201,748
Senior Age Marketing                               77,921              257,081         32,808             34,453         182,931           17,939             133,501              5,815             47,299               --
Direct Marketing                                   77,538               56,651            248              6,187          39,030            3,343              19,262              9,856              9,957               --
Capital and Surplus                                    --                   --             --                 --              --          101,698                  --                 --             11,576               --
All other                                          31,860              306,090            938              7,341           9,016           33,458              31,140                 --             45,665               --
                                              ------------     ----------------     ----------     --------------    ------------     ------------     ---------------     --------------     --------------     ------------
    Total                                 $     1,182,713  $        10,338,536  $     906,081  $       1,631,088  $    1,984,746  $       788,523  $        1,557,395  $         399,481  $         469,310  $     1,336,702
                                              ============     ================     ==========     ==============    ============     ============     ===============     ==============     ==============     ============

(a)  Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated to insurance lines based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available.  Net investment income from policy loans is allocated to the insurance lines according to the amount of loans made by each line.  Net investment income from all other assets is allocated to the insurance lines as necessary to support the equity assigned to that line with the remainder allocated to capital & surplus.
(b)  Identifiable commissions and expenses are charged directly to the appropriate line of business.  The remaining expenses are allocated to the lines based upon various factors including premium and commission ratios within the respective lines.

                                                    American National Insurance Company and Subsidiaries

                                                                 SCHEDULE IV - REINSURANCE
                                                                       (IN THOUSANDS)

                    Column A                                Column B               Column C                Column D               Column E            Column F

                                                                                   Ceded to                Assumed                                 Percentage of
                                                              Gross                  Other                from Other                 Net           Amount Assumed
                                                             Amount                Companies              Companies                Amount              to Net
                                                         ----------------       ----------------        ---------------        ----------------   -----------------

2007
 Life insurance in force                             $        67,604,695     $       29,635,648     $        1,078,371     $        39,047,418          2.8%
                                                         ================       ================        ===============        ================
 Premiums:
   Life insurance                                                609,643                 72,604                 10,355                 547,394          1.9%
   Accident and health insurance                                 255,948                126,417                154,234                 283,765         54.4%
   Property and liability insurance                            1,269,078                103,629                 11,768               1,177,217          1.0%
                                                         ----------------                               ---------------        ----------------
                                                                                ----------------
      Total premiums                                 $         2,134,669     $          302,650     $          176,357     $         2,008,376          8.8%
                                                         ================       ================        ===============        ================

2006
 Life insurance in force                             $        65,008,408     $       26,557,877     $          982,412     $        39,432,943          2.5%
                                                         ================       ================        ===============        ================
 Premiums:
   Life insurance                                                504,225                 65,726                 10,646                 449,145          2.4%
   Accident and health insurance                                 312,694                178,195                168,786                 303,285         55.7%
   Property and liability insurance                            1,300,803                 85,187                 18,684               1,234,300          1.5%
                                                         ----------------       ----------------        ---------------        ----------------
      Total premiums                                 $         2,117,722     $          329,108     $          198,116     $         1,986,730         10.0%
                                                         ================       ================        ===============        ================

2005
 Life insurance in force                             $        63,194,458     $       23,903,319     $          856,414     $        40,147,553          2.1%
                                                         ================       ================        ===============        ================
 Premiums:
   Life insurance                                                455,121                 67,759                 10,794                 398,156          2.7%
   Accident and health insurance                                 349,138                170,610                159,909                 338,437         47.2%
   Property and liability insurance                            1,319,035                100,014                 29,132               1,248,153          2.3%
                                                         ----------------       ----------------        ---------------        ----------------
      Total premiums                                 $         2,123,294     $          338,383     $          199,835     $         1,984,746         10.1%
                                                         ================       ================        ===============        ================

                                                              American National Insurance Company and Subsidiaries

                                                               SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS
                                                                               (IN THOUSANDS)

                  Column A                              Column B                 Column C                              Column D                              Column E

                                                                                                                Deductions - Describe
                                                                                                     ---------------------------------------------
                                                       Balance at               Additions                 Amounts                                           Balance at
                                                      Beginning of              Charged to            Written off Due                Amounts                  End of
Description                                              Period                  Expense              to Disposal (a)             Commuted (b)                Period
---------------------------------------------   --- -----------------    --- -----------------    -- -------------------    --- ------------------   --- -----------------

2007
Investment valuation allowances:

  Mortgage loans on real estate                 $   13,835               $               ----     $                ----     $             (1,775)    $             15,610

  Investment real estate                            11,194                               ----                      ----                      ----                  11,194
  Investment in unconsolidated

    affiliates                                      -                                    ----                      ----                      ----                       -

  Other assets                                      -                                    ----                      ----                      ----                       -
                                                --- -----------------    --- -----------------    -- -------------------    --- ------------------   --- -----------------

       Total                                    $   25,029               $   -                    $  -                      $   (1,775)              $   26,804
                                                === =================    === =================    == ===================    === ==================   === =================

2006
Investment valuation allowances:

  Mortgage loans on real estate                 $   14,444               $               ----     $                ----     $                 609    $             13,835

  Investment real estate                            17,870                            (7,049)                         -                     (373)                  11,194
  Investment in unconsolidated

    affiliates                                      -                                    ----                      ----                      ----                       -

  Other assets                                      -                                    ----                      ----                      ----                       -
                                                --- -----------------    --- -----------------    -- -------------------    --- ------------------   --- -----------------

       Total                                    $   32,314               $   (7,049)              $  -                      $   236                  $   25,029
                                                === =================    === =================    == ===================    === ==================   === =================

2005
Investment valuation allowances:

  Mortgage loans on real estate                 $   11,404                $              ----     $                ----      $            (3,040)     $            14,444

  Investment real estate                            17,460                              5,359                     7,823                   (2,874)                  17,870
  Investment in unconsolidated

    affiliates                                      -                                    ----                      ----          ----                                   -

  Other assets                                      -                                    ----                      ----                      ----                       -
                                                --- -----------------    --- -----------------    -- -------------------    --- ------------------   --- -----------------

       Total                                    $   28,864               $   5,359                $  7,823                  $   (5,914)              $   32,314
                                                === =================    === =================    == ===================    === ==================   === =================

(a)  Amounts written off due to disposal represent reductions or (additions)  in the balance due to sales, transfers or other disposals of the asset with which the allowance is
associated.
(b)  Amounts commuted represent reductions in the allowance balance due to changes in requirements or investment conditions.

                                                            WQVUL Part C

Items 26.  Exhibits

Exhibit (a) Resolution of the Board of Directors of American National Insurance Company authorizing establishment of American
National Variable Life Separate Account (incorporated by reference from Registrant's registration statement number 333-79153 filed on May 24, 1999)

Exhibit (b) Not Applicable

Exhibit (c) Distribution and Administrative Services Agreement (incorporated by reference from Registrant's registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (d)(1) Flexible Premium Variable Life Insurance Policy (Form WQVUL)(previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-53122) filed on July 17,
2001)

Exhibit (d)(2) Automatic Increase Benefit Rider (previously filed with registrant's Form N-6 Post-Effective Amendment #2 to this registration statement (number 333-53122) filed on February 27, 2003.)

Exhibit (d)(3) Level Term Rider (Form WQLT) (previously filed with registrant's Form N-6 Post-Effective Amendment #2 to this registration statement (number 333-53122) filed on February 27, 2003.)

Exhibit (d)(4) Disability Wavier of Premium Rider (previously filed with registrant's Form N-6 Post-Effective Amendment #2 to this registration statement (number 333-53122) filed on February 27, 2003.)

Exhibit (d)(5) Form of Interstate Compact Flexible Premium Variable Life Insurance Policy (ICC08 Form WQVUL08) expected to be used in 32 states (previously filed with registrant's Form N-6 Post-Effective Amendment # 8 to this registration statement (number
333-53122) filed  on September 3, 2008.)

Exhibit (d)(6) Form of Generic Flexible Premium Variable Life Insurance Policy (Form WQVUL08) expected to be used in 19 states
(previously filed with registrant's Form N-6 Post-Effective Amendment #8 to this registration statement (number 333-53122) filed on
September 3, 2008.)

Exhibit (d)(7) Form of Interstate Compact Level Term Rider (ICC08 Form WQLT08) expected to be used in 32 states (filed herewith)

Exhibit (d)(8) Form of Generic Level Term Rider (Form WQLT08) expected to be used in 19 states (filed herewith)

Exhibit (d) ((9)  Form of Interstate Compact Flexible Premium variable Life Insurance Policy (ICC08 Form WQVUL08) as of December
1, 2008, expected to be used in 32 states (filed herewith)

Exhibit (d) (10) Form of Generic Flexible Premium Variable Life Insurance Policy (Form WQVUL08) as of December 1, 2008, expected to be used in 19 states (filed herewith)

Exhibit (d) (11) Form of Interstate Compact Automatic Increase Benefit Rider (Form ICC08 Form WQAIB) expected to be used in 32 states (filed herewith)

Exhibit (d)(12) Form of Generic Automatic Increase Benefit Rider (Form WQAIB) expected to be used in 19 states (filed herewith)

Exhibit (d) (13) Form of Interstate Compact Disability Wavier of Premium Rider (Form ICC08 Form WQVULDW) expected to be used in 32 states (filed herewith)

Exhibit (d) (14) Form of Generic Disability Wavier of Premium Rider (Form WQVULDW) expected to be used in 19 states (filed herewith)

Exhibit (e) Application Form (previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-53122) filed on July 17, 2001)

Exhibit (f)(1) Articles of Incorporation of American National Insurance Company (incorporated by reference from
Registrant's registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (f)(2) By-laws of American National Insurance Company (incorporated by reference from Registrant's registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (g) Reinsurance Treaty UL2000 previously filed with registrant's post-effective amendment number 2 filed on April
29, 2003.

Exhibit (g)(1) Treaty U24 with Gerling Global Life Reinsurance Company (previously filed with Registrant's post effective amendment number 3 filed on April 30, 2004).

Exhibit (g)(2) Treaty U24 with Swiss Re Life and Health Inc. (previously filed with Registrant's post effective amendment number 3 filed on April 30, 2004).

Exhibit (g)(3) Treaty U24 with Munich American Reassurance Company (previously filed with Registrants post effective amendment number 3 filed on April 30, 2004).

Exhibit (g)(4) Treaty 3036 with Munich American Reassurance Company (previously filed with Registrants post effective amendment number 3 filed on April 30, 2004).

Exhibit (g)(5) Treaty No. U24 with General& Cologne Life Re of America  (previously filed with Registrant's post effective amendment number 4, filed on April 29, 2005).

Exhibit (h)(1) Form of American National Investment Accounts, Inc. Fund Participation Agreement (incorporated by reference from
Registrant's registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (h)(2) Form of Variable Insurance Products Fund Participation Agreement (incorporated by reference from
Registrant's registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (h)(3) Form of Variable Insurance Products Participation Agreement (incorporated by reference from
Registrant's registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (h)(4) Form of Variable Insurance Products Fund Participation Agreement (incorporated by reference from
Registrant's registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (h)(5) Form of T. Rowe Price Fund Participation Agreement incorporated by reference from Registrant's
(registration statement (number 333-79153) filed on May 24, 1999)

Exhibit (h)(6) Form of MFS Variable Insurance Trust Participation Agreement (incorporated by reference from Registrant's registration statement (number 333-51035) filed on April 24, 1998)

Exhibit (h)(7) Form of Federated Insurance Series Participation Agreement (incorporated by reference from Registrant's registration statement (number 333-51035) filed on April 24, 1998)

Exhibit (h)(8) Form of Fred Alger American Fund Participation Agreement (incorporated by reference from Registrant's registration statement (number 333-53122) filed on December 22, 2000)

Exhibit (h)(9) Form of AIM Variable Investment Funds Participation Agreement (previously filed with Registrant's post effective amendment to this Registration statement (number 333-53122) filed on April 27, 2006.)

Exhibit (i) Not Applicable

Exhibit (j) Not Applicable

Exhibit (k) Legal Opinion (filed herewith)

Exhibit (l) Opinion of Illustration Actuary (filed herewith)

Exhibit (m) Calculation (filed herewith)

Exhibit (n) Other Opinions - Independent Auditor's Consent (filed herewith)

Exhibit (o) Not Applicable

Exhibit (p) Not Applicable

Exhibit (q) Restated Issuance, Transfer And Redemption Procedures
(previously filed with Registrant's post effective amendment number 4, filed on April 29, 2005).

Exhibit (r) Power of Attorney (previously filed with Registrant's post effective amendment number 4, filed on April 29, 2005.)

ITEM 27 DIRECTORS AND OFFICERS OF DEPOSITOR.

The principal business address of the directors and officers,  unless indicated  otherwise,  or unless indicated by an asterisk (*), is American National  Insurance  Company,  One Moody Plaza,  Galveston,  Texas 77550.  Those persons with an asterisk by their names have a principal business address of 2450 South Shore Boulevard, League City, Texas 77573.

                           Directors

Name                                                 Business Address
________________________________________________________________________

Arthur Oleen Dummer                                  955 East Pioneer Road
                                                     Draper, UT 84020-9334

Dr. Shelby Miller Elliott                            3603 Broadmoor
                                                     Pasadena, TX 77505

George Richard Ferdinandtsen                         President, Chief Operating Officer
                                                     American National Insurance Company
                                                     One Moody Plaza
                                                     Galveston, TX 77550

Frances Anne Moody-Dahlberg                          The Moody Foundation
                                                     Highland Park Place
                                                     4515 Cole Avenue LB 34, Suite 500
                                                     Dallas, TX 75205

Robert Lee Moody                            Chairman of the Board and
                                                     Chief Executive Officer
                                                     2302 Postoffice, Suite 702
                                                     Galveston, TX 77550

Russell Shearn Moody                                 American National Insurance Company
                                                     One Moody Plaza
                                                     Galveston, TX 77550

William Lewis Moody, IV                     2302 Postoffice, Suite 502
                                                     Galveston, TX 77550

James Daniel Yarbrough                      Galveston County Judge
                                                     722 Moody
                                                     Galveston, TX 77550

Frank Pieri Williamson                               301 Barracuda
                                                     Galveston, TX 77550

Officers

Name                                                 Office
________________________________________________________________________

James Edward Pozzi                                   Senior Executive Vice President, Chief Administrative Officer

Ronald Jay Welch                                     Senior Executive Vice President, Corporate Risk Officer & Chief Actuary

David Alan Behrens                                   Executive Vice President, Independent Marketing

Billy Joe Garrison                                   Executive Vice President, Director of Career Sales & Service Division

Michael Wade McCroskey *                             Executive Vice President and Treasurer

Gregory Victor Ostergren                             Executive Vice President, Director of Multiple Line
                                                     1949 East Sunshine
                                                     Springfield, MO 65899

Dwain Allen Akins                                    Senior Vice President,  Corporate Compliance, Chief Compliance Officer Variable
                                                     Insurance Products

Albert Louis Amato, Jr.                              Senior Vice President, Life Insurance Administration

Scott Frankie Brast                                  Senior Vice President, Real Estate/Mortgage Loan Investments
                                                     2525 South Shore Boulevard
                                                     League City, TX 77573

Frank Vincent Broll, Jr.                             Senior Vice President and Actuary

Gordon Dennis Dixon                                  Senior Vice President, Securities Investments

Bernard Stephen Gerwel                               Senior Vice President, Chief MLEA Administrative Officer
                                                     1949 East Sunshine
                                                     Springfield, MO 65899

Rex David Hemme                                      Senior Vice President and Actuary

Johnny D. Johnson                                    Senior Vice President and Corporate Chief Information Officer

Bruce Murray LePard                                  Senior Vice President, Human Resources

James Walter Pangburn                                Senior Vice President, Credit Insurance Division

Stephen Edward Pavlicek                              Senior Vice President and Chief Financial Officer

Ronald Clark Price                                   Senior Vice  President,  Multiple  Line Chief  Marketing  Officer - Career Life
                                                     Agencies

Steven Harvey Schouweiler                            Senior Vice President, Health Insurance Operations

John Mark Flippin                                    Secretary

Julian Antkowiak                                     Vice President, Director, Computing Division

William Frankliln Carlton                            Vice President and Controller

Thomas Anthony Carpentier                            Vice President, Credit Insurance/Special Markets
                                                     2911 South Shore Blvd., Suite 130
                                                     League City, TX 77573

James Arthur Collura                                 Vice President, Chief Life Marketing Officer - MLEA

Richard Thomas Crawford                              Vice President and Assistant Controller, Cash & Expense Management Division

George Clayton Crume                                 Vice President, Brokerage Sales

Douglas Alton Culp                                   Vice President, Financial Institution

Steven Lee Dobbe                                     Vice President, Broker Dealer Marketing

Donald Robert French, Jr.                            Vice President, Information Security & Enterprise Architecture

Debbie Stem Fuentes                                  Vice President, Health Claims

Franklin James Gerren                                Vice President, Payroll Deduction

Joseph Fant Grant, Jr.                               Vice President, Group Actuary

Charles Jordan Jones                                 Vice President, Health Underwriting/New Business

Dwight Diver Judy                                    Vice President, Financial Marketing
                                                     2911 South Shore Blvd., Suite 130
                                                     League City, TX 77573

Dr. Harry Bertrand Kelso, Jr.                        Vice President and Medical Director

Robert Jay Kirchner                                  Vice President, Real Estate Investments
                                                     2525 South Shore Boulevard
                                                     League City, TX 77573

Brenda T. Koelemay                                   Vice President and Associate Corporate Treasurer

Doris Lanette Leining                                Vice President, Life New Business

Anne M. LeMire                                       Vice President, Fixed Income

George Arthur Macke                                  Vice President, General Auditor

Bradley Wayne Manning                                Vice President, Life & Annuity Claims

Edwin Vince Matthews, III                            Vice President, Mortgage Loan Production

Dixie Nell McDaniel                                  Vice President, Career Sales & Service Division Administration

Meredith Myron Mitchell                              Vice President, Application Development & Support

John Oliver Norton                                   Vice President and Actuary

Michael Christopher Paetz                            Vice President, Group and MGU Operations

Edward Bruce Pavelka                                 Vice President, Life Policy Administration

William Corley Ray                                   Vice President, Market Training and Development MLEA

Robert W. Schefft                                    Vice President, Advanced Sales and Marketing

Gerald Anthony Schillaci                             Vice President and Actuary

James Truitt Smith                                   Vice President, Pension Sales

Wayne Allen Smith                                    Vice President, Corporate Planning

James Patrick Stelling                               Vice President, Group/Health Compliance

Jonathan M. Studer                                   Vice President and Actuary

William Henry Watson, III                            Vice President, Chief Health Actuary

George Ward Williamson                               Vice President, Assistant. Director, Career Sales & Service Division

Jimmy Lynn Broadhurst                                Asst. Vice President, Health & Financial Systems

John Thomas Burchett                                 Asst. Vice President, Accounting Control

Joseph James Cantu                                   Asst. Vice President and Illustration Actuary

Joseph Wayne Cucco                                   Asst. Vice President, Director of Advanced Life Sales

Donna Lynn Daulong                                   Asst. Vice President, Expense Management Administration

Nancy Maureen Day                                    Asst. Vice President, Pension Administration

John Darrell Ferguson                                Asst. Vice President, Creative Services

James Joseph Fish                                    Asst. Vice President, Criminal Investigations & Corporate Security

Denny Walton Fisher, Jr.                             Asst. Vice President, Mortgage Loan Production
                                                     2525 South Shore Boulevard
                                                     League City, TX 77573

Douglas N. Fullilove                                 Asst. Vice President, Director, Agents Employment

William Joseph Hogan                                 Asst. Vice President, Health & HIPAA Compliance

Barbara J. Huerta                                    Asst. Vice President, Enterprise Financial Systems

Deborah Kay Janson                                   Asst. Vice President, Corporate Research

Kenneth Joseph Juneau                                Asst. Vice President, Advisory Systems Engineer

Richard John Junker                                  Asst. Vice President, Annuity Actuary

Carol Ann Kratz                                      Asst. Vice President, Human Resources

Sara Liane Latham                                    Asst. Vice President & Assistant Actuary

Thomas Robert LeGrand                                Asst. Vice President, Life & Annuity Claims

Larry Edward Linares                                 Asst. Vice President, Tax

Michael Scott Marquis                                Asst. Vice President, Life New Business

James Brian McEniry                                  Asst. Vice President, Director of Telecommunications

Katherine Sue Meisetschlaeger                        Asst. Vice President, Staff Systems Engineer-Product Development

Eligio Alec Mendez                                   Assistant Vice President, Director of Computing Systems

Zeb Marshall Miller, III                             Asst. Vice President, Health Administration

Michael Scott Nimmons                                Asst. Vice President, Associate General Auditor, Corporate Audit Services

Ronald Joseph Ostermayer                             Asst. Vice President,  Director Health Systems  Administration,  HIPPA Security
                                                     Officer

Raymond Edward Pittman, Jr.                          Asst. Vice President, Director of Marketing/Career Development

Judith Lynne Regini                                  Asst. Vice President, Corporate Compliance

Morris Joseph Soler                                  Asst. Vice President, HIPPA Privacy Officer

Clarence Ellsworth Tipton                            Asst. Vice President and Assistant Actuary

James Alexander Tyra                                 Asst. Vice President, Life Insurance Systems

Emerson Voth Unger                                   Asst. Vice President, National Business Development Executive

Deanna Lynn Walton                                   Asst. Vice President, Field Systems

John Frank White III                                 Asst. Vice President, Associate Medical Director

Richard Morris Williams                              Asst. Vice President and Actuary

Jeanette Elizabeth Cernosek                          Assistant Secretary

Victor John Krc                                      Assistant Treasurer

Item 28.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
 DEPOSITOR OR THE REGISTRANT

         The Registrant,  American  National Variable Life Separate  Account,  is a separate account of American National  Insurance
Company, a Texas insurance  company.  In addition,  American National Insurance Company has three other separate accounts,  American
National Variable Annuity Separate Account,  American National  Insurance Company Group Unregistered  Annuity Separate Account,  and
American National Insurance Company Separate Account for Retirement Plans. The Libbie Shearn Moody Trust owns  approximately  37.22%
of the  outstanding  stock of American  National  Insurance  Company.  The Moody  Foundation,  which has a 75% contingent  remainder interest in the Libbie  Shearn Moody Trust,  owns  approximately  23.22% of the  outstanding  stock of American  National  Insurance
Company.

         The Trustees of The Moody  Foundation are Mrs.  Frances Anne  Moody-Dahlberg,  Robert L. Moody,  Sr. and Ross Rankin Moody.
Robert L. Moody,  Sr. is a life income  beneficiary  of the Libbie Shearn Moody Trust and Chairman of the Board,  Director and Chief
Executive  Officer of American  National  Insurance  Company.  Robert L. Moody,  Sr. has assigned his interest in the Libbie  Shearn
Moody Trust to National Western Life Insurance  Company,  a Colorado  insurance company of which he is also Chairman of the Board, a
Director and controlling shareholder.

         Moody National Bank is the trustee of the Libbie Shearn Moody Trust and various other trusts which,  in the aggregate,  own approximately  46.53% of the  outstanding  stock of American  National  Insurance  Company.  Moody Bank Holding  Company,  Inc. owns approximately  97.8% of the  outstanding  shares of Moody  National  Bank.  Moody  Bank  Holding  Company,  Inc.  is a wholly  owned subsidiary of Moody  Bancshares,  Inc. The Three R Trusts,  trusts created by Robert L. Moody,  Sr. for the benefit of his children, are controlling stockholders of Moody Bancshares, Inc.

         The Moody  Foundation  owns 34.0% and the Libbie  Shearn Moody Trust owns 52.2% of the  outstanding  stock of Gal-Tex Hotel
Corporation,  a Texas corporation.  Gal-Tex Hotel Corporation directly or indirectly wholly owns the following subsidiaries,  listed in alphabetical order:

                  1859 Beverage Company                       Gal-Tex Woodstock, Inc
                  1859 Historic Hotels, Ltd.                  Kentucky Landmark Hotels, LLC
                  Colorado Landmark Hotels, LLC                        LHH Hospitality, Inc.
                  Gal-Tenn Hotel Corporation                  Virginia Landmark Hotels, LLC

         American National owns a direct or indirect interest in the following entities, listed in alphabetical order:

Entity:  121 Village, Ltd..

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  AN, Stonebriar, Ltd. owns a 33% limited partnership interest

Entity:  Alternative Benefit Management, Inc.

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: American National Insurance Company owns all of the outstanding common stock.

Entity:  American National County Mutual Insurance Company

Entity Form:  a Texas insurance company

Ownership or Other Basis of Control: Managed by American National Insurance Company.

Entity:  American National de Mexico Compania de Seguras de Vida, S.A. de C.V.

Entity Form: a Mexico insurance company

Ownership or Other Basis of Control: ANMEX International, Inc. owns 99.9%, and ANMEX International Services, Inc. owns 0.10%.

Entity:  American National of Delaware Corporation

Entity Form:  a Delaware corporation (inactive)

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:  American National Financial Corporation

Entity Form: a Texas corporation (inactive)

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:  American National Financial Corporation (Delaware)

Entity Form: a Delaware corporation (inactive)

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:  American National Financial Corporation (Nevada)

Entity Form: a Nevada corporation (inactive)

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:  American National General Insurance Company

Entity Form: a Missouri insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity:  American National Insurance Service Company

Entity Form: a Missouri corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity:  American National Investment Accounts, Inc.

Entity Form:  a Maryland corporation.

Ownership  or Other  Basis  of  Control:  Investment  Advisory  Agreement  with  Securities  Management  and  Research,  Inc.  Also,
Securities Management and Research, Inc. and American National Insurance Company own the outstanding stock of the Company.

Entity:  American National Life Holdings, Inc.

Entity Form:  a Nevada corporation

Ownership  or Other Basis of  Control:  American  National  Insurance  Company  owns all  outstanding  common  stock;  Comprehensive
Investment  Services,  Inc. owns all outstanding  preferred  stock;  Comprehensive  Investment  Services,  Inc. owns all outstanding preferred stock.

Entity:  American National Life Insurance Company of Texas

Entity Form: a Texas insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Entity:  American National Lloyds Insurance Company

Entity Form:  a Texas insurance company

Ownership or Other Basis for Control: Managed by ANPAC Lloyds Insurance Management, Inc.

Entity:  American National Promotora de Ventas, S.A. de C.V.

Entity Form: a Mexico company

Ownership or Other Basis of Control: ANMEX International Services, Inc. owns 99.9%, and ANMEX International, Inc. owns 0.10%.

Entity:  American National Property and Casualty Company

Entity Form: a Missouri insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Holding Company, LLC.

Entity:  American National Property & Casualty Holdings, Inc.

Entity Form: A Delaware corporation.

Ownership or Other Basis of Control:  American  National  Insurance  Company owns all outstanding  common stock,  and  Comprehensive
Investment Services, Inc. owns all outstanding preferred stock.

Entity:  AN/CAN Investments, Inc.

Entity Form: A British Columbia corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.

Entity:  ANDV 97, Inc.

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.

Entity:  Anford Pinnacle, LP

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, LP owns a 50% interest.

Entity:  ANH20, Inc.

Entity Form:  a Texas corporation

Ownership or Other Basis of Control:  Wholly owned subsidiary of ANREM Corporation.

Entity:  ANIND TX, Inc.

Entity Form: a Texas corporation

Ownership or Other Basis of Control:  ANDV 97, Inc. owns 100%.

Entity:  ANMEX International, Inc.

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:  ANMEX International Services, Inc.

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:  ANPAC General Agency of Texas

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity:  ANPAC Lloyds Insurance Management, Inc.

Entity Form:  a Texas corporation

Ownership or Other Basis for Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity:  ANPAC Louisiana Insurance Company

Entity Form: a Louisiana corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity: ANPIN, LP

Entity Form:  a Texas limited partnership

Ownership  or Other Basis of Control:  Eagle 99, Inc.  owns a 99% limited  partnership  interest;  ANIND TX, Inc.  owns a 1% general partnership interest.

Entity:  ANREINV, Inc.

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of ANDV 97, Inc.

Entity:  ANREM Corporation

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.

Entity: AN Stonebriar, Ltd.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANREINV, Inc. is a 2% general partner; Eagle AN, L.P. is 98% limited partner.

Entity:  ANTAC, Inc.

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity: AN/WRI DEVCO #1, Ltd.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, L.P. owns an 80% limited partnership interest.

Entity: AN/WRI Partnership, Ltd.

Entity Form:  a Texas limited partnership

Ownership or Other Basis of Control:  Eagle AN, L.P. owns an 80% limited partnership interest.

Entity:  Arlington Capital Partners.

Entity Form: a limited partnership

Ownership or Other Basis of Control:  American National Insurance Company owns a limited partnership interest.

Entity:  Bayport II Mountain West Houston, LLC.

Entity Form: a Colorado limited liability company.

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 60% interest.

Entity:  Beltway/Antoine Business Center, Phase I.

Entity Form: a Texas limited partnership.

Ownership or Other Basis of Control: Eagle AN., L.P. owns a 50% limited partnership interest.

Entity:  Black Diamond Capital Partners.

Entity Form: a limited partnership.

Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.

Entity:  Cedar Crossing Mountain West Houston LLC.

Entity Form: a Colorado limited liability company.

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest.

Entity:  Comprehensive Investment Services, Inc.

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:  Eagle 99, Inc.

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.

Entity:  Eagle AN, L. P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control:  Eagle 99, Inc. owns a 99% limited partnership  interest,  and ANIND TX, Inc. owns a 1% general partnership interest.

Entity:  Eagle Ind., L. P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control:  American National  Insurance Company owns a 99% limited  partnership  interest,  and ANIND TX,
Inc. owns a 1% general partnership interest.

Entity:  Eagle/WHTV, Ltd.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: Eagle AN, LP owns a 92.85% limited partnership interest.

Entity:  Farm Family Casualty Insurance Company

Entity Form: a New York insurance company

Ownership or Other Basis of Control: Wholly owned by American National Property & Casualty Holdings, Inc.

Entity:  Farm Family Financial Services, Inc.

Entity Form: a New York corporation

Ownership or Other Basis of Control: Wholly owned by American National Property & Casualty Holdings, Inc.

Entity:  Farm Family Life Insurance Company

Entity Form: a New York insurance company

Ownership or Other Basis of Control: Wholly owned by American National Property & Casualty Holdings, Inc.

Entity:  Forest View Limited Partnership

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control:  American National Insurance Company owns a 99% limited partnership interest.

Entity:  Galveston Island Water Park, L.P.

Entity Form: a Texas limited partnership

Ownership  or Other Basis of Control:  ANH2O owns a 1% general  partnership  interest;  and Preston 121  Partners,  Ltd.  owns a 59%
limited partnership interest.

Entity:  Garden State Life Insurance Company

Entity Form: a Texas insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Entity: Germann Road Land Development, LLC

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 30.3% limited partnership interest.

Entity:  Hicks, Muse, Tate & Furst Equity Fund III, L.P.

Entity Form: a Delaware limited partnership.

Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.

Entity:  Kearns Building Joint Venture

Entity Form: a Texas joint venture

Ownership or Other Basis of Control: American National Insurance Company owns an 85% interest.

Entity:  Lawyers Title of Galveston

Entity Form: a Texas corporation

Ownership or Other Basis of Control: South Shore Harbour Development, Ltd. owns 50% of the outstanding stock.

Entity:  Lexington Capital Partners VI-A, LP.

Entity Form: a Delaware limited partnership.

Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.

Entity:  Lincolnshire Equity Fund, L.P.

Entity Form: a Delaware limited partnership.

Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.

Entity:  Lincolnshire Equity Fund II, L.P.

Entity Form: a Delaware limited partnership.

Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.

Entity:  MRPL Retail Partners, Ltd. (Shops at Bella Terra).

Entity Form: a Texas limited partnership.

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% limited partnership interest.

Entity:  MWBP, LLC.

Entity Form: a Colorado limited liability company.

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest.

Entity: Newington-Berlin Retail LLC.

Entity Form: a Connecticut limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest.

Entity:  Pacific Property and Casualty Company

Entity Form: a California corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity:  PCO Battery Brooke Parkway, LP

Entity Form:  a Virginia limited partnership

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest;  ANIND, TX, Inc. owns 1%.

Entity:  PCO Carolina Pines, LP

Entity Form: a South Carolina limited partnership

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest and ANIND, TX, Inc. owns a 1% interest.

Entity:  PCO Carolina Pines, L.P.

Entity Form:  a South Carolina limited partnership.

Ownership or Other Basis of Control: ANPIN, L.P. owns a 98% interest, and ANIND, TX, Inc. owns a 1% interest.

Entity:  PCO Corporate Drive Limited Partnership

Entity Form: a North Carolina limited partnership.

Ownership or Other Basis of Control: ANPIN, L.P. owns a 98% interest and  ANIND TX, Inc. owns a 1% interest.

Entity:  PCO Jenkins Brothers Road, LP.

Entity Form: a South Carolina limited partnership.

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest and  ANIND, TX, Inc. owns a 1% interest.

Entity:  PCO Kent Drive, LP.

Entity Form: a Georgia limited partnership.

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest and  ANIND, TX, Inc. owns a 1% interest.

Entity:  PCO Nashville, LP.

Entity Form: a Tennessee limited partnership.

Ownership or Other Basis of Control:  ANPIN, L.P. owns a 98% interest and  ANIND, TX, Inc. owns a 1% interest.

Entity: PCO Northfork, LP.

Entity Form: a Tennessee limited partnership.

Ownership or Other Basis of Control:  ANPIN, L.P. owns a 98% interest and ANIND, TX, Inc. owns a 1% interest.

Entity:  PCO Omnicron Court, LP.

Entity Form:  a Kentucky limited partnership.

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest and  ANIND, TX, Inc. owns a 1% interest.

Entity:  PCO Watkins Road, LP.

Entity Form: a North Carolina limited partnership.

Ownership or Other Basis of Control:  ANPIN, LP owns a 98% interest and ANIND, TX, Inc. owns a 1% interest.

Entity:  Preston 121 Partners, Ltd.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control:  ANIND TX, Inc.  owns a 2% general  partnership  interest and Eagle AN, L.P. owns a 98% limited partnership interest.

Entity:  Pro Terra Realty Fund, Ltd.

Entity Form: a limited partnership.

Ownership or Other Basis of Control: American National Insurance Company owns a 6.462% limited partnership interest.

Entity:  R.A.A.B. of W. Va., Inc.

Entity Form: a West Virginia corporation.

Ownership or Other Basis of Control: Wholly owned by Rural Agency and Brokerage, Inc.

Entity:  Rural Agency and Brokerage, Inc.

Entity Form: a New York corporation.

Ownership or Other Basis of Control: Wholly owned by American National Property & Casualty Holdings, Inc.

Entity:  Rural Insurance Agency and Brokerage of Massachusetts, Inc.

Entity Form: a Massachusetts corporation

Ownership or Other Basis of Control: Wholly owned by Rural Agency and Brokerage, Inc.

Entity:  Rural Agency and Brokerage of New Hampshire, Inc.

Entity Form: a New Hampshire corporation.

Ownership or Other Basis of Control: Rural Agency and Brokerage, Inc. owns a 25% interest.

Entity:  Rutledge Partners, L.P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: American National Insurance Company owns a 26% limited partnership interest.

Entity: Securities Management and Research, Inc.

Entity Form:  a Florida corporation - a registered broker-dealer and investment adviser.

Ownership or Other Basis of Control: Wholly-owned subsidiary of American National Insurance Company.

Entity:  Servicios de Administracion American National, S.A. de C.V.

Entity Form: a Mexico company

Ownership or Other Basis of Control:  ANMEX  International  Services,  Inc.  owns 99.9%,  and ANMEX  International,  Inc. owns 0.10%
interest.

Entity:  SM&R Investments, Inc.

Entity Form:  a Maryland corporation - registered investment company

Ownership or Other Basis of Control:  Investment  Advisory  Agreement  with  Securities  Management  and Research,  Inc.  Also,  the
Company consists of seven different series.  Securities  Management and Research,  Inc. and American National  Insurance Company own
shares in certain series.  Various  subsidiaries of American National  Insurance Company own stock in the Primary Fund and the Money
Market Fund.

Entity:  South Shore Harbour Development, Limited.

Entity Form: a Texas limited partnership.

Ownership  or Other  Basis of Control:  ANTAC,  Inc.  owns a 95% limited  partnership  interest,  and ANREM Corp.  owns a 5% general partnership interest.

Entity:  Standard Life and Accident Insurance Company

Entity Form: an Oklahoma insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Entity:  Standard Plus, Inc.

Entity Form:  a Texas corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of Standard Life and Accident Insurance Company.

Entity:  Starvest Partners, L.P.

Entity Form: a Delaware Limited Partnerhsip.

Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.

Entity:  TCV IV, L.P.

Entity Form: a Delaware limited partnership.

Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.

Entity:  Thomas Weisel Capital Partners, L.P.

Entity Form: a limited partnership.

Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.

Entity:  Town and Country Joint Venture

Entity Form: a Texas joint venture

Ownership or Other Basis of Control: ANDV 97, Inc. owns a 68.65% limited partnership interest.

Entity:  United Farm Family Insurance Company

Entity Form: a New York insurance company

Ownership or Other Basis of Control: Wholly owned by American National Property & Casualty Holdings, Inc.

ITEM 29. INDEMNIFICATION

The following provision is in the Distribution and Administrative Services
Agreement:

         "American National agrees to indemnify SM&R for any liability that SM&R may incur to a Contractowner or party-in-interest under a Policy (i)
         arising out of any act or omission in the course of, or in connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Policy; provided, however, that American National will not indemnify SM&R for any such liability that results from the willful misfeasance, bad faith or gross negligence of SM&R, or from the reckless disregard, by SM&R, of its duties and obligations arising under this Agreement."

The officers and directors of American National are indemnified by American
National in the American National By-Laws for liability incurred by reason of the officer and directors serving in such capacity. This indemnification would cover liability arising out of the variable annuity sales of American National

Insofar as indemnification for liability arising under the Securities Act of
1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. PRINCIPAL UNDERWRITERS

(a)     Securities Management and Research, Inc. serves as investment adviser to

         (i) SM&R Investments, Inc. consisting of SM&R Alger Technology Fund, SM&R Alger Aggressive Growth Fund, SM&R Alger
Small-Cap Fund, SM&R Alger Growth Fund, SM&R Growth Fund, SM&R Equity Income Fund, SM&R Balanced Fund, SM&R Government Bond Fund,
SM&R Tax Free Fund, SM&R Money Market Fund, and SM&R Primary Fund; and

         (ii) American National Investment Accounts, Inc., American National Growth Portfolio, American National Equity Income
Portfolio, American National Balanced Portfolio, American National Money Market Portfolio,  American National High Yield Bond
Portfolio, American National International Stock Portfolio, American National Small-Cap/Mid Cap Portfolio, and American National
Government Bond Portfolio.

         (iii) Securities Management and Research, Inc. also serves as principal underwriter to the American National Variable
Annuity Separate Account.

(b)     The Registrant's principal underwriter is Securities Management and Research, Inc. The following are the officers and directors of Securities Management and Research, Inc.
Name	Position	Principal Business Address
David A. Behrens	Director	American National Insurance Company One Moody Plaza Galveston, Texas 77550
Gordon D. Dixon	Director Senior Vice President, Chief Investment Officer	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
G. Richard Ferdinandtsen	Director	American National Insurance Company One Moody Plaza Galveston, Texas 77550
R. Eugene Lucas	Director	Gal-Tex Hotel Corporation 2302 Postoffice Street, Suite 504 Galveston, Texas 77550
Michael W. McCroskey	Director, President, Chief Executive Officer	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
Teresa E. Axelson	Vice President, Secretary Chief Compliance Officer	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
Brenda T. Koelemay	Vice President, Treasurer Chief Administrative and Financial Officer	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
T.Brett Harrington	Vice President, Fund Marketing	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
Ronald C. Price	Sr. Vice President	American National Insurance Company One Moody Plaza Galveston, Texas 77550
Andrew R. Duncan	Vice President, Derivatives Strategies & Alternative Investments	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
James A. Collura	Vice President	American National Insurance Company One Moody Plaza Galveston, Texas 77550
Anne M. LeMire	Vice President, Head of Fixed Income	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
John S. Maidlow	Vice President, Head Portfolio Management	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
Vicki R. Douglas	Assistant Vice President	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
Steven Douglas Geib	Assistant Vice President	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
Sally F. Praker	Assistant Vice President	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
Michele S. Lord	Assistant Secretary	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573
(c) Compensation from the Registrant:

   ------------------- ---------------------- ---------------------------- ------------------- -----------------------
          (1)                   (2)                       (3)                     (4)                   (5)
   Name of Principal     Net Underwriting       Compensation on Events         Brokerage         Other Compensation
      Underwriter          Discounts and       Occasioning the Deduction      Commissions
                            Commissions        of a Deferred Sales Load
   ------------------- ---------------------- ---------------------------- ------------------- -----------------------
   ------------------- ---------------------- ---------------------------- ------------------- -----------------------
   Securities               $5,439,002                    N/A                     N/A                   N/A
   Management &
   Research, Inc.
   ------------------- ---------------------- ---------------------------- ------------------- -----------------------

ITEM 31 LOCATIONS OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the
Rules promulgated thereunder will be maintained at the offices of American National Insurance
Company, One Moody Plaza, Galveston, Texas 77550.

ITEM 31. MANAGEMENT SERVICES - Not Applicable

ITEM 33. FEE REPRESENTATION

Representation pursuant to Section 26(e)(2)(A). American National Insurance Company hereby represents that the fees and charges deducted under the contracts described in the post-effective amendment are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and  the risks assumed by American National Insurance
Company.

                    Signatures

                    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the
                    Registrant hereby files this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Galveston and the State of Texas on the 5th day of December, 2008.

                                                          AMERICAN NATIONAL INSURANCE COMPANY

                                                        BY: American National Insurance Company

                                                                 By /s/ Robert L. Moody
                                                                    Robert L. Moody
                                                                 Chairman of the Board
                                                                          And
                                                                 Chief Executive Office

                                                            By: /s/ G. Richard Ferdinandsten
                                                                G. Richard Ferdinandsten
                                                                       President
                                                                Chief Operating Officer

                                                          AMERICAN NATIONAL INSURANCE COMPANY
                                                                      (Depositor)
                                                                 By /s/ Robert L. Moody
                                                                    Robert L. Moody
                                                                 Chairman of the Board
                                                                          And
                                                                 Chief Executive Office

                                                            By: /s/ G. Richard Ferdinandsten
                                                                G. Richard Ferdinandsten
                                                                       President
                                                                Chief Operating Officer

                    Attest By:  /s/ J. Mark Flippin
                    J. Mark Flippin

                    As required by the Securities Act of 1933, this amended registration statement has been signed by the following persons in their capacities on the 5th day of December, 2008.

                    Name                                                                Title
                    Stephen E. Pavlicek                                Senior Vice President and Chief Financial Officer
                                                                       (Principal Financial  Officer)
                    William F. Carlton                                 Vice President and Controller (Principal Accounting Officer)
                    Robert L Moody                                     Director, Chairman of the Board and Chief Executive Officer
                    G. Richard Ferdinandsten                           Director, President and Chief Operating Officer
                    Arthur O. Dummer                                   Director
                    Dr. Shelby M. Elliott                              Director
                    Frances Anny Moody-Dahlberg                        Director
                    Russell S. Moody                                   Director
                    W.L. Moody, IV                                     Director
                    Frank P. Williamson                                Director
                    James D. Yarbrough                                 Director